NATIONWIDE

VARIABLE

ACCOUNT-II

Annual Report

To

Contract Owners

December 31, 2023

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

KPMG LLP
Suite 500 191 West Nationwide Blvd.
Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account II:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account II (the Separate Account), as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix, the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 1, 2024

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Hedged Allocation Portfolio: Class B (ALVBWB) AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA) AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class B (ALVGIB)1

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A (ALVSVA)1

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B (ALVSVB)1

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)1

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Allspring Variable Trust - VT Discovery All Cap Growth Fund: Class 2 (WFVOG2)1

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

ALPS FUNDS

ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III (ARLPE3)1

AMERICAN CENTURY INVESTMENTS

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)

American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II (ACVIG2)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 1 (AFGC)

American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)

American Funds Insurance Series(R) - American High-Income Trust: Class 1 (AFHY)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)

American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)

BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

CHARLES SCHWAB FUNDS

Schwab Annuity Portfolios - Schwab(R) Government Money Market Portfolio (CHSMM)1

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (CLVHY2)

DELAWARE FUNDS BY MACQUARIE

Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)

Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class (FVFRHI)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS) Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares (GVSSCS)

GUGGENHEIM INVESTMENTS

Rydex Variable Trust - Guggenheim Long Short Equity Fund (RSRF)

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)

Invesco Variable Insurance Funds - Invesco V.I. Balanced- Risk Allocation Fund: Series I Shares (IVBRA1)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)

Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco - Invesco V.I. Global Fund: Series II (OVGSS)

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)

Invesco - Invesco V.I. Conservative Balanced Fund: Series I (OVMS)

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Global Strategic Income Fund: Series II (OVSBS)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series II (OVSCS)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG)

Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)

Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Aggressive: Class II (WRPAP)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Conservative: Class II (WRPCP)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive: Class II (WRPMAP)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative: Class II (WRPMCP)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate: Class II (WRPMP)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP Delaware Value Fund: Service Class (LDVS)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MAINSTAY FUNDS

MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)

MFS(R) Variable Insurance Trust III - MFS Global Real Estate Portfolio: Service Class (M3GRES)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)

MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)

MERGER FUNDS

The Merger Fund VL - The Merger Fund VL: Class I (MGRFV) 1

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)

Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class II (MSVREB)

Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II (EIF2)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi- Asset Fund: Class II (NJMMA2)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II (NJNDE2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II (NVLCP2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P (NVLCPP)

Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (NVMGA2)

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II (NVMIG6)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I (NVNMO1)1

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class II (NVNMO2)1

Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I (NVNSR1)1

Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II (NVNSR2)1

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)1

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)1

Neuberger Berman Advisers Management Trust - International Equity Portfolio: Class S Shares (AMINS)1

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S Shares (AMMCGS)1

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)1

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class (PMVFHV)

PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)

PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)

PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Large Cap Growth Fund: Class IB (PVGOB)1

Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)

VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (VWHAS)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from February 15, 2022 (inception) to December 31, 2022.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from April 29, 2022 (inception) to December 31, 2022.

INVESCO INVESTMENTS

Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares (IVCPBI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from May 10, 2022 (inception) to December 31, 2022.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from June 3, 2022 (inception) to December 31, 2022.

ALGER AMERICAN FUNDS

Alger Mid Cap Growth Portfolio: Class I-2 Shares (ALMGI2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from April 28, 2023 (inception) to December 31, 2023.

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP JPMorgan Core Bond Fund: Service Class (LJPCBS)

Lincoln Variable Insurance Products Trust - LVIP JPMorgan Mid Cap Value Fund: Standard Class (LJPMVS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from May 2, 2023 (inception) to December 31, 2023.

INVESCO INVESTMENTS

Invesco - Invesco V.I. Core Plus Bond Fund: Series II Shares (IVCPB2)

Invesco - Invesco V.I. Diversified Dividend Fund: Series II Shares (IVDDII)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)

MFS(R) Variable Insurance Trust II - MFS Corporate Bond Portfolio: Service Class (MVBDS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from May 3, 2023 (inception) to December 31, 2023.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 4 (AMVUA4)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from May 5, 2023 (inception) to December 31, 2023.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Income Portfolio: Service Class (MVIPSC)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from May 8, 2023 (inception) to December 31, 2023.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Income Portfolio: Service Class (MVIPSC)

MFS(R) Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class (MV3LMS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from May 9, 2023 (inception) to December 31, 2023.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 (FV2)

Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 (FVICA2)

Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from May 10, 2023 (inception) to December 31, 2023.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2 (FDSCS2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from May 12, 2023 (inception) to December 31, 2023.

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from May 15, 2023 (inception) to December 31, 2023.

INVESCO INVESTMENTS

Invesco - Invesco V.I. High Yield Fund: Series II Shares (AVHY2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from May 16, 2023 (inception) to December 31, 2023.

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Capital Appreciation V.I. Fund: Class III (BRVCA3)

BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III (BRVDA3)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from May 31, 2023 (inception) to December 31, 2023.

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from June 5, 2023 (inception) to December 31, 2023.

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ALVBWB	20,252	$202,201	$174,776	$-	$174,776	$8	$174,768	$174,768	$-	$174,768
ALVDAA	6,221	66,699	55,674	-	55,674	3	55,671	55,671	-	55,671
ALVGIB	148,448	4,184,873	4,272,320	-	4,272,320	120	4,272,200	4,272,200	-	4,272,200
ALVIVB	152,598	2,169,960	2,244,714	-	2,244,714	133	2,244,581	2,244,581	-	2,244,581
ALVSVA	14,613	273,651	258,798	-	258,798	17	258,781	258,781	-	258,781
ALVSVB	6,381,847	110,417,082	111,299,410	-	111,299,410	10,271	111,289,139	111,286,624	2,515	111,289,139
ALMGI2	16,841	263,734	283,776	-	283,776	7	283,769	283,769	-	283,769
SVDF	1,146	31,294	23,455	2,091	25,546	-	25,546	-	25,546	25,546
SVOF	5,487	137,570	142,594	38,662	181,256	-	181,256	-	181,256	181,256
WFVOG2	532	14,142	12,700	-	12,700	2	12,698	12,698	-	12,698
WFVSCG	14,785,273	156,899,685	116,212,243	-	116,212,243	234	116,212,009	116,209,616	2,393	116,212,009
AAEIP3	14,733	156,967	159,406	-	159,406	9	159,397	159,397	-	159,397
ARLPE3	7,885	101,256	96,274	-	96,274	5	96,269	96,269	-	96,269
ACVB	2,567,720	19,206,046	19,643,059	3,924	19,646,983	-	19,646,983	19,593,563	53,420	19,646,983
ACVCA	1,966	27,823	27,959	1,607	29,566	-	29,566	-	29,566	29,566
ACVI	609	6,590	6,447	268	6,715	-	6,715	-	6,715	6,715
ACVIG	1,530,819	13,857,435	11,741,384	-	11,741,384	150	11,741,234	11,740,501	733	11,741,234
ACVIG2	370,708	3,323,427	2,843,330	-	2,843,330	123	2,843,207	2,843,207	-	2,843,207
ACVIP1	286,683	2,985,262	2,691,952	-	2,691,952	19	2,691,933	2,691,933	-	2,691,933
ACVIP2	22,506,073	238,009,458	210,881,901	39,719	210,921,620	-	210,921,620	210,777,705	143,915	210,921,620
ACVMV1	452,133	9,142,659	8,789,459	1,755	8,791,214	-	8,791,214	8,777,372	13,842	8,791,214
ACVMV2	7,970,432	159,591,471	155,184,313	41,927	155,226,240	-	155,226,240	155,155,496	70,744	155,226,240
ACVV2	1,944,290	23,035,404	23,739,784	-	23,739,784	373	23,739,411	23,739,411	-	23,739,411
AFGC	35,361	382,091	350,423	318	350,741	-	350,741	349,715	1,026	350,741
AFGF	144,374	12,069,591	14,356,516	2,366	14,358,882	-	14,358,882	14,357,848	1,034	14,358,882
AFHY	20,353	179,910	181,954	1,905	183,859	-	183,859	178,862	4,997	183,859
AMVBC4	3,269,959	41,858,007	45,975,628	-	45,975,628	274	45,975,354	45,975,354	-	45,975,354
AMVCB4	93,961	1,066,136	1,089,944	-	1,089,944	13	1,089,931	1,089,931	-	1,089,931
AMVGS4	151,779	2,678,380	2,650,055	-	2,650,055	27	2,650,028	2,650,028	-	2,650,028
AMVGV2	2,239,714	22,232,034	21,904,401	-	21,904,401	137	21,904,264	21,904,264	-	21,904,264
AMVI4	47,936	864,957	821,147	-	821,147	18	821,129	821,129	-	821,129
AMVNW4	612,003	14,268,662	15,269,470	-	15,269,470	140	15,269,330	15,269,330	-	15,269,330
AMVUA4	52,544	506,427	513,350	-	513,350	2	513,348	513,348	-	513,348
AVPAP2	42,493,206	512,481,450	489,946,663	796	489,947,459	-	489,947,459	489,923,282	24,177	489,947,459
BRVDA3	109,851	1,374,842	1,444,546	-	1,444,546	3	1,444,543	1,444,543	-	1,444,543
BRVED3	17,355,946	191,330,723	183,973,030	-	183,973,030	17	183,973,013	183,932,975	40,038	183,973,013
BRVHY3	9,926,326	70,845,308	67,896,067	338,833	68,234,900	-	68,234,900	68,220,109	14,791	68,234,900

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
BRVTR3	50,360,353	579,286,966	508,639,568	1,491,503	510,131,071	-	510,131,071	510,113,688	17,383	510,131,071
MLVGA3	20,993,509	299,623,710	273,545,417	41,021	273,586,438	-	273,586,438	273,311,258	275,180	273,586,438
BRVCA3	140,035	1,066,811	1,135,681	-	1,135,681	3	1,135,678	1,135,678	-	1,135,678
DCAP	731	31,119	25,583	-	25,583	77	25,506	-	25,506	25,506
DCAPS	8,625	376,571	295,677	-	295,677	14	295,663	295,663	-	295,663
DGI	483,591	14,232,012	15,629,661	-	15,629,661	1,420	15,628,241	15,620,103	8,138	15,628,241
DSIF	3,282,710	158,389,064	226,769,581	36,660	226,806,241	-	226,806,241	226,509,474	296,767	226,806,241
DSIFS	6,644	446,502	460,201	1,896	462,097	-	462,097	439,218	22,879	462,097
DSRG	878,582	32,541,763	39,518,615	-	39,518,615	574	39,518,041	39,496,780	21,261	39,518,041
DVDLS	14,502	622,512	567,012	-	567,012	79	566,933	566,933	-	566,933
DVMCSS	1,798,733	32,437,744	33,384,489	173	33,384,662	-	33,384,662	33,374,766	9,896	33,384,662
DVSCS	2,784,285	46,233,250	51,732,016	6,885	51,738,901	-	51,738,901	51,685,721	53,180	51,738,901
CHSMM	7,194,075	7,194,075	7,194,075	-	7,194,075	19	7,194,056	7,194,056	-	7,194,056
CLVHY2	2,977,532	16,851,254	17,954,517	-	17,954,517	274	17,954,243	17,954,243	-	17,954,243
DWVSVS	1,946,854	66,690,251	74,253,017	531	74,253,548	-	74,253,548	74,250,064	3,484	74,253,548
ETVFR	10,913,279	95,994,465	94,399,867	583	94,400,450	-	94,400,450	94,396,483	3,967	94,400,450
FQB	346,473	3,720,393	3,513,235	-	3,513,235	105	3,513,130	3,513,130	-	3,513,130
FQBS	1,055,142	11,456,472	10,678,033	-	10,678,033	340	10,677,693	10,674,950	2,743	10,677,693
FVU2S	57,764	593,172	531,428	-	531,428	61	531,367	531,367	-	531,367
FAMP	4,395,844	67,888,002	68,751,005	7,177	68,758,182	-	68,758,182	68,693,843	64,339	68,758,182
FB2	52,491,918	1,028,526,28	1,130,675,915	6,279	1,130,682,194	-	1,130,682,194	1,130,525,700	156,494	1,130,682,194
FC2	6,241,031	285,249,163	292,267,462	-	292,267,462	7,735	292,259,727	292,222,037	37,690	292,259,727
FDSCS2	72,717	1,063,677	1,187,466	-	1,187,466	2	1,187,464	1,187,464	-	1,187,464
FEI2	14,441,937	315,173,953	345,306,706	11,471	345,318,177	-	345,318,177	345,156,489	161,688	345,318,177
FEIP	9,905,657	220,802,759	246,155,587	24,347	246,179,934	-	246,179,934	245,675,400	504,534	246,179,934
FEMS2	4,559,217	58,053,141	48,236,520	-	48,236,520	420	48,236,100	48,236,100	-	48,236,100
FF10S	279,864	3,389,550	3,165,262	-	3,165,262	71	3,165,191	3,165,191	-	3,165,191
FF10S2	18,967,098	242,241,930	212,810,839	18,984	212,829,823	-	212,829,823	212,725,081	104,742	212,829,823
FF20S	482,724	5,956,488	6,009,914	-	6,009,914	1,910	6,008,004	5,968,711	39,293	6,008,004
FF20S2	23,613,430	303,418,991	292,806,530	52,490	292,859,020	-	292,859,020	292,401,183	457,837	292,859,020
FF30S	979,379	14,447,449	14,994,292	-	14,994,292	114	14,994,178	14,994,178	-	14,994,178
FF30S2	5,508,664	81,121,774	84,007,130	1,823	84,008,953	-	84,008,953	84,002,790	6,163	84,008,953
FG2	8,709,395	717,304,241	783,148,840	-	783,148,840	87,573	783,061,267	782,534,846	526,421	783,061,267
FGI2	33,433,378	714,212,224	873,279,838	1,958	873,281,796	-	873,281,796	873,245,799	35,997	873,281,796
FGP	5,369,446	394,913,467	499,895,460	57,617	499,953,077	-	499,953,077	499,480,065	473,012	499,953,077
FHIP	5,312,985	27,493,508	24,439,730	10,906	24,450,636	-	24,450,636	24,372,475	78,161	24,450,636
FIGBP2	102,230,440	1,276,155,25	1,106,133,362	14,587	1,106,147,949	-	1,106,147,949	1,106,075,773	72,176	1,106,147,949

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
FIGBS	1,041,707	11,721,251	11,469,194	9,490	11,478,684	-	11,478,684	11,462,088	16,596	11,478,684
FMC2	5,117,131	161,688,714	177,513,273	1,545	177,514,818	-	177,514,818	177,501,499	13,319	177,514,818
FMCS	432,148	15,333,660	15,518,445	588	15,519,033	-	15,519,033	15,509,274	9,759	15,519,033
FNRS2	3,921,465	88,378,444	96,428,819	850	96,429,669	-	96,429,669	96,415,049	14,620	96,429,669
FO2	4,314,594	98,941,265	110,065,291	-	110,065,291	6,242	110,059,049	109,890,412	168,637	110,059,049
FOP	1,672,023	35,645,876	43,171,627	-	43,171,627	2,906	43,168,721	43,118,412	50,309	43,168,721
FRESS2	853,595	16,224,464	14,408,691	-	14,408,691	326	14,408,365	14,408,365	-	14,408,365
FV2	72,531	1,286,931	1,355,599	-	1,355,599	3	1,355,596	1,355,596	-	1,355,596
FVFRHI	1,774,984	17,865,714	17,483,590	-	17,483,590	24	17,483,566	17,483,566	-	17,483,566
FVICA2	100,297	1,895,409	2,100,213	-	2,100,213	2	2,100,211	2,100,211	-	2,100,211
FVSIS2	262,703	2,685,083	2,718,981	-	2,718,981	3	2,718,978	2,718,978	-	2,718,978
FVSS	322,013	5,111,419	5,306,771	-	5,306,771	109	5,306,662	5,306,662	-	5,306,662
FVSS2	1,482,072	22,903,044	24,824,704	952	24,825,656	-	24,825,656	24,806,796	18,860	24,825,656
FTVDM2	662,702	6,355,064	5,454,039	-	5,454,039	349	5,453,690	5,453,690	-	5,453,690
FTVFA2	12,147,413	65,267,570	59,522,325	5,026	59,527,351	-	59,527,351	59,450,650	76,701	59,527,351
FTVGI2	4,023,143	63,287,914	51,657,151	20,296	51,677,447	-	51,677,447	51,505,103	172,344	51,677,447
FTVIS2	13,198,646	197,076,422	187,420,773	27,749	187,448,522	-	187,448,522	187,230,491	218,031	187,448,522
FTVMD2	34,933	614,255	642,064	-	642,064	22	642,042	642,042	-	642,042
FTVRD2	396	12,480	10,670	3,322	13,992	-	13,992	-	13,992	13,992
FTVSI2	48,645	464,412	438,292	-	438,292	13	438,279	438,279	-	438,279
FTVSV2	4,303,496	52,426,416	57,107,397	-	57,107,397	190	57,107,207	57,097,240	9,967	57,107,207
TIF2	1,339,775	17,041,198	19,078,400	-	19,078,400	3,144	19,075,256	19,053,458	21,798	19,075,256
GVGMNS	713,963	8,140,993	8,103,483	2,182	8,105,665	-	8,105,665	8,094,281	11,384	8,105,665
GVMSAS	791,232	7,196,239	7,034,049	-	7,034,049	193	7,033,856	7,033,856	-	7,033,856
GVSSCS	44,520	491,975	539,578	-	539,578	19	539,559	539,559	-	539,559
RSRF	3,396	59,069	57,624	-	57,624	10	57,614	57,614	-	57,614
RVARS	540,282	14,260,899	13,987,895	6,303	13,994,198	-	13,994,198	13,973,271	20,927	13,994,198
ACEG2	5,822	315,360	309,776	240	310,016	-	310,016	310,016	-	310,016
AVHY2	32,673	149,570	151,275	-	151,275	2	151,273	151,273	-	151,273
IVBRA1	19,972	193,651	173,357	-	173,357	4	173,353	173,353	-	173,353
IVCPB2	697,920	3,860,085	3,957,205	-	3,957,205	2	3,957,203	3,957,203	-	3,957,203
IVCPBI	1,937,011	11,340,642	11,118,441	-	11,118,441	2,806	11,115,635	11,069,909	45,726	11,115,635
IVDDII	89,609	2,169,471	2,149,724	-	2,149,724	4	2,149,720	2,149,720	-	2,149,720
IVMCC2	1,115,168	10,478,125	10,471,430	6,276	10,477,706	-	10,477,706	10,446,690	31,016	10,477,706
OVAG	147,163	11,162,347	9,243,278	-	9,243,278	162	9,243,116	9,243,116	-	9,243,116
OVAG2	223,123	14,679,379	12,050,873	15,661	12,066,534	-	12,066,534	12,018,587	47,947	12,066,534
OVGIS	856	14,303	15,220	2,347	17,567	-	17,567	7,772	9,795	17,567

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
OVGS	3,140,539	116,574,319	114,818,095	-	114,818,095	17,110	114,800,985	114,686,473	114,512	114,800,985
OVGSS	3,340,413	127,593,279	118,584,661	-	118,584,661	12,847	118,571,814	118,446,875	124,939	118,571,814
OVIG	699,149	1,566,410	1,412,280	-	1,412,280	21	1,412,259	1,412,259	-	1,412,259
OVIGS	479,899	1,118,168	1,026,984	-	1,026,984	48	1,026,936	1,026,936	-	1,026,936
OVMS	1,175,617	17,019,622	18,057,478	4,545	18,062,023	-	18,062,023	17,989,019	73,004	18,062,023
OVSB	272,976	1,101,139	1,171,066	-	1,171,066	74	1,170,992	1,170,992	-	1,170,992
OVSBS	742,009	3,088,425	3,279,681	277	3,279,958	-	3,279,958	3,277,923	2,035	3,279,958
OVSC	179,789	4,303,283	4,838,135	329	4,838,464	-	4,838,464	4,830,262	8,202	4,838,464
OVSCS	4,715,663	110,133,378	124,021,930	1,977	124,023,907	-	124,023,907	123,923,638	100,269	124,023,907
WRASP	11,443,799	104,883,813	100,247,680	31,504	100,279,184	-	100,279,184	100,006,226	272,958	100,279,184
WRENG	20,071	82,333	102,361	-	102,361	6	102,355	102,355	-	102,355
WRHIP	15,783,696	51,375,672	46,561,904	28,568	46,590,472	-	46,590,472	46,455,701	134,771	46,590,472
WRMCG	21,633,243	266,172,298	216,332,434	-	216,332,434	846	216,331,588	216,331,588	-	216,331,588
WRPAP	3,483	15,390	12,958	-	12,958	2	12,956	12,956	-	12,956
WRPCP	576,366	2,524,934	2,351,574	-	2,351,574	12	2,351,562	2,351,562	-	2,351,562
WRPMAP	7,101,148	30,929,397	27,268,408	-	27,268,408	21	27,268,387	27,268,387	-	27,268,387
WRPMAV	668,879	3,097,686	2,842,734	-	2,842,734	10	2,842,724	2,842,724	-	2,842,724
WRPMCP	976,621	4,481,885	3,877,186	-	3,877,186	98	3,877,088	3,877,088	-	3,877,088
WRPMP	4,056,482	18,083,918	15,576,891	-	15,576,891	19	15,576,872	15,576,872	-	15,576,872
JABS	1,999,511	95,020,836	96,076,482	-	96,076,482	367	96,076,115	96,076,115	-	96,076,115
JACAS	2,764,334	105,623,553	117,456,558	11,636	117,468,194	-	117,468,194	117,281,976	186,218	117,468,194
JAFBS	10,625,191	134,914,678	118,577,127	1,092	118,578,219	-	118,578,219	118,555,611	22,608	118,578,219
JAGSEI	59,462	573,171	620,782	-	620,782	12	620,770	620,770	-	620,770
JAGTS	21,056,357	317,211,036	338,165,098	-	338,165,098	1,776	338,163,322	338,137,209	26,113	338,163,322
JAIGS	716,294	20,429,793	28,709,046	-	28,709,046	671	28,708,375	28,708,375	-	28,708,375
JAMGS	34,284	2,442,344	2,344,000	-	2,344,000	39	2,343,961	2,343,961	-	2,343,961
LZREMS	69,700	1,372,777	1,451,850	-	1,451,850	67	1,451,783	1,451,783	-	1,451,783
LDVS	38,374	1,034,875	967,781	15	967,796	-	967,796	967,796	-	967,796
LJPCBS	7,944,117	77,086,937	77,431,308	-	77,431,308	85	77,431,223	77,431,223	-	77,431,223
LJPMVS	887,702	8,277,651	9,030,594	-	9,030,594	140	9,030,454	9,030,454	-	9,030,454
LOVSDC	177,453	2,410,984	2,312,206	-	2,312,206	24	2,312,182	2,312,182	-	2,312,182
LOVTRC	8,274,342	132,685,006	117,495,655	-	117,495,655	418	117,495,237	117,495,237	-	117,495,237
MNCPS2	27,381	442,116	401,386	-	401,386	23	401,363	401,363	-	401,363
M2IGSS	268,282	6,047,877	5,929,031	-	5,929,031	210	5,928,821	5,928,821	-	5,928,821
M3GRES	16,177	282,529	257,693	-	257,693	18	257,675	257,675	-	257,675
MEGSS	78,806	4,145,832	4,387,910	-	4,387,910	3	4,387,907	4,387,907	-	4,387,907
MMCGSC	852,589	5,696,864	6,326,211	-	6,326,211	8	6,326,203	6,326,203	-	6,326,203

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
MNDSC	8,913,149	110,139,497	90,022,802	2,810	90,025,612	-	90,025,612	90,001,614	23,998	90,025,612
MV2RIS	1,562,557	24,306,756	25,985,330	-	25,985,330	229	25,985,101	25,985,101	-	25,985,101
MV3LMS	262,299	2,560,016	2,617,749	-	2,617,749	12	2,617,737	2,617,737	-	2,617,737
MV3MVS	4,997,773	48,630,982	48,378,441	-	48,378,441	358	48,378,083	48,378,083	-	48,378,083
MVBDS	418,567	3,776,881	3,921,972	-	3,921,972	4	3,921,968	3,921,968	-	3,921,968
MVBRES	14,169	814,494	774,500	-	774,500	10	774,490	774,490	-	774,490
MVFSC	17,386,981	378,563,838	360,084,384	17,023	360,101,407	-	360,101,407	360,015,040	86,367	360,101,407
MVIGSC	3,786,181	52,980,284	54,634,594	-	54,634,594	310	54,634,284	54,634,284	-	54,634,284
MVIPSC	262,757	2,107,627	2,186,138	-	2,186,138	4	2,186,134	2,186,134	-	2,186,134
MVIVSC	9,472,843	275,796,403	273,102,070	9,144	273,111,214	-	273,111,214	272,947,701	163,513	273,111,214
MVRBSS	179,414	2,097,552	2,057,877	-	2,057,877	26	2,057,851	2,057,851	-	2,057,851
MVUSC	8,331	298,576	262,755	-	262,755	17	262,738	262,738	-	262,738
MSEM	123,505	893,550	679,275	-	679,275	76	679,199	679,199	-	679,199
MSEMB	63,292	431,505	344,307	-	344,307	67	344,240	344,240	-	344,240
MSGI2	3,189,794	22,401,564	19,266,354	7,133	19,273,487	-	19,273,487	19,210,381	63,106	19,273,487
MSVEG2	4,197,774	34,919,622	42,523,455	-	42,523,455	307	42,523,148	42,523,148	-	42,523,148
MSVRE	493	8,299	7,165	2,632	9,797	-	9,797	-	9,797	9,797
MSVREB	26	384	377	-	377	377	-	-	-	-
VKVGR2	28,830	258,618	217,375	-	217,375	13	217,362	217,362	-	217,362
DTRTFB	3,341,839	30,947,035	28,439,047	-	28,439,047	303	28,438,744	28,438,744	-	28,438,744
EIF	256,125	4,949,280	4,991,870	-	4,991,870	23	4,991,847	4,991,847	-	4,991,847
EIF2	23,006,232	439,214,868	442,639,896	20,843	442,660,739	-	442,660,739	442,548,038	112,701	442,660,739
GBF	13,009,590	142,647,508	123,200,814	36,848	123,237,662	-	123,237,662	123,002,215	235,447	123,237,662
GBF2	25,902	254,517	244,772	-	244,772	18	244,754	244,754	-	244,754
GEM	452,845	5,799,448	4,745,812	1,518	4,747,330	-	4,747,330	4,728,782	18,548	4,747,330
GEM2	6,653,053	89,947,577	68,592,971	24,900	68,617,871	-	68,617,871	68,374,015	243,856	68,617,871
GIG	1,073,611	11,051,252	11,541,314	-	11,541,314	7,424	11,533,890	11,489,206	44,684	11,533,890
GVAAA2	237,341,869	5,499,247,62	6,033,230,298	43,952	6,033,274,250	-	6,033,274,250	6,032,551,410	722,840	6,033,274,250
GVABD2	306,477,615	3,569,188,90	3,343,670,776	117,377	3,343,788,153	-	3,343,788,153	3,343,368,141	420,012	3,343,788,153
GVAGG2	12,803,416	415,640,004	449,784,001	600	449,784,601	-	449,784,601	449,726,169	58,432	449,784,601
GVAGI2	61,265,774	3,259,206,50	3,852,391,841	-	3,852,391,841	41,905	3,852,349,936	3,852,034,803	315,133	3,852,349,936
GVAGR2	13,187,093	1,328,403,36	1,427,107,257	32,632	1,427,139,889	-	1,427,139,889	1,426,872,814	267,075	1,427,139,889
GVDMA	61,057,923	656,296,133	555,627,103	2,095	555,629,198	-	555,629,198	555,531,174	98,024	555,629,198
GVDMC	51,087,538	536,389,429	470,005,353	29,116	470,034,469	-	470,034,469	469,819,265	215,204	470,034,469
GVEX1	150,230	1,580,251	1,379,110	-	1,379,110	7	1,379,103	1,379,103	-	1,379,103
GVEX2	229,888,307	2,491,468,45	2,057,500,350	-	2,057,500,350	2,850	2,057,497,500	2,057,358,863	138,637	2,057,497,500
GVIDA	19,849,949	226,418,963	202,667,975	4,112	202,672,087	-	202,672,087	202,647,266	24,821	202,672,087

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
GVIDC	43,390,220	423,416,408	408,735,873	13,566	408,749,439	-	408,749,439	408,702,312	47,127	408,749,439
GVIDM	172,845,668	1,800,416,74	1,495,115,031	11,763	1,495,126,794	-	1,495,126,794	1,494,925,041	201,753	1,495,126,794
GVIX2	703,113	7,250,782	7,417,839	-	7,417,839	50	7,417,789	7,417,789	-	7,417,789
GVIX8	14,385,839	141,588,235	150,763,592	-	150,763,592	10,657	150,752,935	150,674,907	78,028	150,752,935
HIBF	7,065,749	44,279,048	40,910,689	4,112	40,914,801	-	40,914,801	40,880,877	33,924	40,914,801
IDPG2	94,927,699	1,006,311,03	968,262,532	-	968,262,532	427	968,262,105	968,262,105	-	968,262,105
IDPGI2	39,165,211	413,791,597	401,835,063	-	401,835,063	101	401,834,962	401,830,404	4,558	401,834,962
MCIF	21,406,921	443,964,096	403,306,399	10,724	403,317,123	-	403,317,123	403,225,619	91,504	403,317,123
MCIF2	214,760	4,699,710	3,958,019	-	3,958,019	34	3,957,985	3,912,988	44,997	3,957,985
MSBF	21,679,383	194,630,412	181,239,643	2,125	181,241,768	-	181,241,768	181,225,490	16,278	181,241,768
NAMAA2	263,340,806	2,714,298,21	2,514,904,696	-	2,514,904,696	1,108	2,514,903,588	2,514,903,588	-	2,514,903,588
NAMGI2	51,410,447	601,432,207	727,971,936	945	727,972,881	-	727,972,881	727,965,515	7,366	727,972,881
NCPG2	93,749,829	988,513,032	1,141,872,919	-	1,141,872,919	3,498	1,141,869,421	1,141,841,795	27,626	1,141,869,421
NCPGI2	41,865,716	437,628,323	490,247,530	580	490,248,110	-	490,248,110	490,233,327	14,783	490,248,110
NJMMA2	3,730,745	36,102,853	33,017,096	-	33,017,096	119	33,016,977	33,016,977	-	33,016,977
NJNDE2	4,722,263	70,884,386	80,231,247	-	80,231,247	220	80,231,027	80,231,027	-	80,231,027
NVAMV1	1,921,672	29,526,181	32,264,879	2,083	32,266,962	-	32,266,962	32,236,521	30,441	32,266,962
NVAMV2	3,858,428	51,652,569	64,281,416	17,811	64,299,227	-	64,299,227	64,175,200	124,027	64,299,227
NVAMVX	314,468	5,317,854	5,270,486	-	5,270,486	125	5,270,361	5,270,361	-	5,270,361
NVAMVZ	9,522,879	143,864,204	157,317,969	-	157,317,969	1,044	157,316,925	157,316,925	-	157,316,925
NVBX	93,526	894,250	858,566	-	858,566	11	858,555	858,555	-	858,555
NVCBD1	285,664	2,983,552	2,613,829	-	2,613,829	71	2,613,758	2,613,758	-	2,613,758
NVCBD2	10,560,073	112,008,088	96,307,868	52,187	96,360,055	-	96,360,055	96,173,906	186,149	96,360,055
NVCCA2	174,929,613	1,824,166,65	1,873,496,152	36,576	1,873,532,728	-	1,873,532,728	1,873,345,878	186,850	1,873,532,728
NVCCN2	47,866,630	491,811,781	497,334,286	13,807	497,348,093	-	497,348,093	497,317,884	30,209	497,348,093
NVCMA2	30,206,648	279,703,391	311,128,474	-	311,128,474	736	311,127,738	311,127,738	-	311,127,738
NVCMC2	46,540,091	500,484,741	502,632,979	12,298	502,645,277	-	502,645,277	502,550,980	94,297	502,645,277
NVCMD2	168,796,790	1,807,274,43	1,855,076,723	11,121	1,855,087,844	-	1,855,087,844	1,854,960,885	126,959	1,855,087,844
NVCRA2	10,396,537	111,519,092	128,085,334	527	128,085,861	-	128,085,861	128,082,358	3,503	128,085,861
NVCRB2	140,812,954	1,554,718,16	1,564,431,916	38,678	1,564,470,594	-	1,564,470,594	1,564,241,519	229,075	1,564,470,594
NVDBL2	88,195,184	1,270,501,62	1,154,474,959	7,348	1,154,482,307	-	1,154,482,307	1,154,389,192	93,115	1,154,482,307
NVDCA2	85,112,706	1,238,058,44	1,064,759,947	43,053	1,064,803,000	-	1,064,803,000	1,064,486,223	316,777	1,064,803,000
NVFIII	4,498,341	46,777,451	42,869,194	-	42,869,194	182	42,869,012	42,869,012	-	42,869,012
NVGEII	3,658,746	54,440,053	58,247,238	-	58,247,238	217	58,247,021	58,247,021	-	58,247,021
NVIE6	3,592,424	36,689,870	38,151,544	-	38,151,544	3,790	38,147,754	38,116,632	31,122	38,147,754
NVLCP2	75,892	778,566	761,194	1,758	762,952	-	762,952	756,331	6,621	762,952
NVLCPP	39,020,064	446,782,223	387,469,235	6,052	387,475,287	-	387,475,287	387,369,150	106,137	387,475,287

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
NVMGA2	29,353,276	316,061,122	339,030,340	479	339,030,819	-	339,030,819	339,015,555	15,264	339,030,819
NVMIG1	2,174,212	22,588,152	16,893,627	-	16,893,627	12,715	16,880,912	16,761,977	118,935	16,880,912
NVMIG6	19,536,892	205,145,517	150,629,435	-	150,629,435	881	150,628,554	150,626,104	2,450	150,628,554
NVMIVX	159,600	1,581,938	1,870,513	-	1,870,513	1,550	1,868,963	1,854,186	14,777	1,868,963
NVMIVZ	13,434,683	144,819,881	157,185,785	-	157,185,785	1,241	157,184,544	157,176,808	7,736	157,184,544
NVMLG1	1,917,307	16,048,276	16,297,109	14,105	16,311,214	-	16,311,214	16,274,446	36,768	16,311,214
NVMLG2	26,569,354	213,961,324	214,414,685	5,173	214,419,858	-	214,419,858	214,404,285	15,573	214,419,858
NVMM2	2,156,843	2,156,843	2,156,843	-	2,156,843	20	2,156,823	2,156,823	-	2,156,823
NVMMG1	21,452,957	198,081,696	134,510,038	27,228	134,537,266	-	134,537,266	134,331,293	205,973	134,537,266
NVMMG2	18,461,903	139,098,093	100,063,514	2,534	100,066,048	-	100,066,048	100,053,703	12,345	100,066,048
NVMMV1	61,778	484,099	473,223	-	473,223	12	473,211	473,211	-	473,211
NVMMV2	26,526,063	222,148,151	205,046,470	7,336	205,053,806	-	205,053,806	204,945,097	108,709	205,053,806
NVNMO1	5,825,097	61,620,870	73,337,965	2,570	73,340,535	-	73,340,535	73,203,345	137,190	73,340,535
NVNMO2	3,577,199	40,356,727	44,035,323	-	44,035,323	410	44,034,913	44,030,843	4,070	44,034,913
NVNSR1	138,788	1,851,809	1,671,005	-	1,671,005	73	1,670,932	1,670,932	-	1,670,932
NVNSR2	7,480,848	97,984,270	89,994,603	3,818	89,998,421	-	89,998,421	89,981,990	16,431	89,998,421
NVOLG1	20,015,086	358,468,438	422,318,319	49,729	422,368,048	-	422,368,048	421,747,263	620,785	422,368,048
NVOLG2	25,713,493	544,048,955	534,840,665	-	534,840,665	7,963	534,832,702	534,612,263	220,439	534,832,702
NVRE1	4,415,097	30,053,785	32,539,268	10,165	32,549,433	-	32,549,433	31,778,029	771,404	32,549,433
NVRE2	9,596,074	71,406,150	69,667,501	688	69,668,189	-	69,668,189	69,652,098	16,091	69,668,189
NVSIX2	26,735,964	215,827,600	211,481,477	1,591	211,483,068	-	211,483,068	211,394,938	88,130	211,483,068
NVSTB2	16,782,282	168,792,401	161,277,729	2,667	161,280,396	-	161,280,396	161,265,090	15,306	161,280,396
NVTIV3	1,878,859	16,129,798	22,208,114	-	22,208,114	743	22,207,371	22,186,381	20,990	22,207,371
SAM	797,811,363	797,811,363	797,811,363	545,789	798,357,152	-	798,357,152	794,786,461	3,570,691	798,357,152
SCF	3,123,348	57,101,958	56,907,407	21,502	56,928,909	-	56,928,909	56,784,283	144,626	56,928,909
SCF2	4,060,014	69,380,084	65,203,833	48,977	65,252,810	-	65,252,810	65,186,049	66,761	65,252,810
SCGF	355,522	5,615,208	4,877,765	-	4,877,765	127	4,877,638	4,877,638	-	4,877,638
SCGF2	4,858,143	62,918,721	55,722,900	-	55,722,900	503	55,722,397	55,721,552	845	55,722,397
SCVF	2,342,452	22,020,883	22,065,896	6,313	22,072,209	-	22,072,209	21,963,922	108,287	22,072,209
SCVF2	5,464,226	45,678,888	48,194,475	-	48,194,475	583	48,193,892	48,193,892	-	48,193,892
TRF	5,263,373	82,668,876	111,583,508	62,895	111,646,403	-	111,646,403	111,193,139	453,264	111,646,403
TRF2	4,764,107	99,991,881	100,332,104	5,045	100,337,149	-	100,337,149	100,313,544	23,605	100,337,149
AMCG	184	5,101	4,897	-	4,897	1,293	3,604	-	3,604	3,604
AMINS	13,587	125,424	97,692	-	97,692	16	97,676	97,676	-	97,676
AMMCGS	100,143	2,748,651	2,295,267	-	2,295,267	194	2,295,073	2,295,073	-	2,295,073
AMSRS	413,928	10,107,322	13,804,491	-	13,804,491	3,196	13,801,295	13,774,708	26,587	13,801,295
AMTB	4,276,795	44,484,966	41,228,300	5,344	41,233,644	-	41,233,644	41,209,251	24,393	41,233,644

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
NOTB4	316,838	4,604,821	4,068,204	354	4,068,558	-	4,068,558	4,063,676	4,882	4,068,558
NOTG4	272,718	4,320,326	3,329,882	-	3,329,882	141	3,329,741	3,329,741	-	3,329,741
NOTMG4	372,860	4,025,854	4,246,875	-	4,246,875	140	4,246,735	4,246,735	-	4,246,735
PMUBA	8,778	88,590	76,191	-	76,191	14	76,177	76,177	-	76,177
PMVAAD	3,821,795	39,678,960	35,160,517	11,380	35,171,897	-	35,171,897	35,115,689	56,208	35,171,897
PMVEBD	1,160,194	14,118,127	12,240,047	79	12,240,126	-	12,240,126	12,237,595	2,531	12,240,126
PMVFAD	1,620,234	15,531,955	12,265,169	-	12,265,169	471	12,264,698	12,264,698	-	12,264,698
PMVFHA	16,559	181,717	162,775	-	162,775	46	162,729	162,729	-	162,729
PMVFHV	128	1,404	1,257	-	1,257	3	1,254	1,254	-	1,254
PMVHYD	55,340	423,961	397,340	-	397,340	14	397,326	397,326	-	397,326
PMVIV	1,404,892	14,119,638	13,978,674	-	13,978,674	138	13,978,536	13,978,536	-	13,978,536
PMVLAD	33,164,179	336,372,758	318,376,121	3,781	318,379,902	-	318,379,902	318,359,447	20,455	318,379,902
PMVRA	136,089	1,694,668	1,574,551	-	1,574,551	11	1,574,540	1,574,540	-	1,574,540
PMVRSD	229,750	1,825,624	1,254,433	-	1,254,433	29	1,254,404	1,254,404	-	1,254,404
PMVSTA	11,033,026	113,085,098	112,867,855	-	112,867,855	471	112,867,384	112,867,384	-	112,867,384
PMVTRD	25,798	237,998	236,827	355	237,182	-	237,182	236,076	1,106	237,182
PVEIB	4,518,981	124,515,693	130,237,043	20,667	130,257,710	-	130,257,710	130,099,240	158,470	130,257,710
PVGOB	344,714	4,346,452	4,646,743	-	4,646,743	172	4,646,571	4,646,571	-	4,646,571
PVIGIB	1,872,715	19,642,471	22,023,128	-	22,023,128	271	22,022,857	22,022,857	-	22,022,857
PVNOB	61,796	2,270,643	2,447,120	-	2,447,120	8	2,447,112	2,447,112	-	2,447,112
PVTIGB	1,902,841	27,860,106	29,056,389	-	29,056,389	4,516	29,051,873	28,988,121	63,752	29,051,873
ROCSC	6,755	56,133	64,779	-	64,779	8	64,771	64,771	-	64,771
TRHS2	5,713,791	263,385,881	296,260,076	27,974	296,288,050	-	296,288,050	296,162,901	125,149	296,288,050
TRMCG2	546,300	14,583,232	14,761,037	-	14,761,037	40	14,760,997	14,760,997	-	14,760,997
VVGGS	38,645	339,339	323,842	-	323,842	18	323,824	323,824	-	323,824
VWBF	557,316	4,736,991	4,246,748	760	4,247,508	-	4,247,508	4,226,078	21,430	4,247,508
VWEM	777,281	9,772,549	7,158,756	1,409	7,160,165	-	7,160,165	7,150,731	9,434	7,160,165
VWHA	365,488	10,714,485	9,718,334	23,604	9,741,938	-	9,741,938	9,560,002	181,936	9,741,938
VWHAS	1,583,991	43,342,078	40,265,063	3,660	40,268,723	-	40,268,723	40,253,974	14,749	40,268,723
VRVDRA	900,735	19,493,669	17,510,294	-	17,510,294	271	17,510,023	17,510,023	-	17,510,023

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2023, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	ALVBWB	ALVDAA	ALVGIB	ALVIVB	ALVSVA	ALVSVB	ALMGI2	SVDF
Reinvested dividends	$1,497	447	52,051	15,404	4,132	849,619	-	-
Mortality and expense risk charges (note 2)	(703)	(303)	(60,640)	(73,028)	(1,632)	(1,554,340)	(2,943)	(381)

Net investment income (loss)	794	144	(8,589)	(57,624)	2,500	(704,721)	(2,943)	(381)

Realized gain (loss) on investments	(14,008)	(164)	(3)	135,101	10,411	(1,967,373)	(3,538)	(1,147)
Change in unrealized gain (loss) on investments	24,730	6,373	91,186	382,664	(6,303)	8,728,778	56,125	5,445

Net gain (loss) on investments	10,722	6,209	91,183	517,765	4,108	6,761,405	52,587	4,298

Reinvested capital gains	8,578	-	328,787	-	32,541	8,932,762	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$20,094	6,353	411,381	460,141	39,149	14,989,446	49,644	3,917

Investment Activity*:	SVOF	WFVOG2	WFVSCG	AAEIP3	ARLPE3	ACVB	ACVCA	ACVI
Reinvested dividends	$-	-	-	4,708	-	372,593	-	94
Mortality and expense risk charges (note 2)	(2,511)	(157)	(1,697,596)	(828)	(517)	(257,407)	(411)	(96)

Net investment income (loss)	(2,511)	(157)	(1,697,596)	3,880	(517)	115,186	(411)	(2)

Realized gain (loss) on investments	(1,610)	(2)	(5,363,721)	(1,386)	(1,635)	(166,519)	(432)	33
Change in unrealized gain (loss) on investments	23,703	2,034	10,058,622	14,399	23,797	2,754,570	5,452	654

Net gain (loss) on investments	22,093	2,032	4,694,901	13,013	22,162	2,588,051	5,020	687

Reinvested capital gains	13,215	1,186	-	1,687	-	-	40	-

Net increase (decrease) in contract owners’ equity resulting from operations	$32,797	3,061	2,997,305	18,580	21,645	2,703,237	4,649	685

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	ACVIG	ACVIG2	ACVIP1	ACVIP2	ACVMV1	ACVMV2	ACVV2	AFGC
Reinvested dividends	$183,139	36,467	99,990	7,360,070	213,855	3,335,277	652,523	13,833
Mortality and expense risk charges (note 2)	(159,257)	(37,872)	(11,998)	(3,246,984)	(106,859)	(2,303,451)	(445,848)	(4,967)

Net investment income (loss)	23,882	(1,405)	87,992	4,113,086	106,996	1,031,826	206,675	8,866

Realized gain (loss) on investments	(656,297)	(133,746)	(80,850)	(3,442,157)	(307,055)	(1,986,749)	(3,856,152)	(7,074)
Change in unrealized gain (loss) on investments	1,426,309	304,774	87,765	3,467,027	(482,787)	(9,829,001)	1,972,902	4,047

Net gain (loss) on investments	770,012	171,028	6,915	24,870	(789,842)	(11,815,750)	(1,883,250)	(3,027)

Reinvested capital gains	-	-	-	-	1,105,068	17,498,897	3,380,298	-

Net increase (decrease) in contract owners’ equity resulting from operations	$793,894	169,623	94,907	4,137,956	422,222	6,714,973	1,703,723	5,839

Investment Activity*:	AFGF	AFHY	AMVBC4	AMVCB4	AMVGS4	AMVGV2	AMVI4	AMVNW4
Reinvested dividends	$76,639	13,016	633,769	26,422	345	739,067	8,588	152,910
Mortality and expense risk charges (note 2)	(164,763)	(2,866)	(392,097)	(4,749)	(10,272)	(217,622)	(6,191)	(110,373)

Net investment income (loss)	(88,124)	10,150	241,672	21,673	(9,927)	521,445	2,397	42,537

Realized gain (loss) on investments	161,091	(18,185)	(294,556)	(337)	(13,897)	(385,356)	(11,397)	(13,269)
Change in unrealized gain (loss) on investments	3,184,928	29,323	4,777,544	54,946	254,287	(38,483)	113,468	1,007,426

Net gain (loss) on investments	3,346,019	11,138	4,482,988	54,609	240,390	(423,839)	102,071	994,157

Reinvested capital gains	706,420	-	244,176	-	9,394	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,964,315	21,288	4,968,836	76,282	239,857	97,606	104,468	1,036,694

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	AMVUA4	AVPAP2	BRVDA3	BRVED3	BRVHY3	BRVTR3	MLVGA3	BRVCA3
Reinvested dividends	$14,414	9,102,128	25,726	3,273,345	3,928,131	17,219,571	6,629,798	-
Mortality and expense risk charges (note 2)	(1,116)	(7,524,396)	(5,289)	(2,704,110)	(887,512)	(6,530,996)	(4,337,453)	(2,912)

Net investment income (loss)	13,298	1,577,732	20,437	569,235	3,040,619	10,688,575	2,292,345	(2,912)

Realized gain (loss) on investments	(109)	(3,187,891)	2,502	(3,914,854)	(1,250,022)	(5,674,275)	(6,601,333)	2,638
Change in unrealized gain (loss) on investments	6,923	(16,621,912)	69,703	12,951,260	4,870,997	13,487,146	31,603,323	68,870

Net gain (loss) on investments	6,814	(19,809,803)	72,205	9,036,406	3,620,975	7,812,871	25,001,990	71,508

Reinvested capital gains	-	58,428,163	-	8,781,667	-	-	-	52,283

Net increase (decrease) in contract owners’ equity resulting from operations	$20,112	40,196,092	92,642	18,387,308	6,661,594	18,501,446	27,294,335	120,879

Investment Activity*:	DCAP	DCAPS	DGI	DSIF	DSIFS	DSRG	DVDLS	DVMCSS
Reinvested dividends	$176	1,328	94,608	3,034,059	5,292	273,461	526	175,453
Mortality and expense risk charges (note 2)	(380)	(2,247)	(191,507)	(2,851,481)	(6,717)	(489,352)	(7,852)	(487,932)

Net investment income (loss)	(204)	(919)	(96,899)	182,578	(1,425)	(215,891)	(7,326)	(312,479)

Realized gain (loss) on investments	(1,760)	(10,737)	(47,245)	14,362,082	(30,659)	(16,270)	(27,367)	(1,030,283)
Change in unrealized gain (loss) on investments	4,146	37,018	1,805,434	24,187,406	115,117	3,321,731	61,802	5,112,622

Net gain (loss) on investments	2,386	26,281	1,758,189	38,549,488	84,458	3,305,461	34,435	4,082,339

Reinvested capital gains	2,135	23,768	1,557,975	7,973,175	17,646	4,391,288	14,332	1,030,624

Net increase (decrease) in contract owners’ equity resulting from operations	$4,317	49,130	3,219,265	46,705,241	100,679	7,480,858	41,441	4,800,484

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	DVSCS	CHSMM	CLVHY2	DWVSVS	ETVFR	FQB	FQBS	FVU2S
Reinvested dividends	$526,175	291,370	759,439	443,423	7,982,663	95,025	260,234	8,437
Mortality and expense risk charges (note 2)	(708,163)	(57,616)	(278,533)	(1,016,407)	(1,382,560)	(48,661)	(161,915)	(7,218)

Net investment income (loss)	(181,988)	233,754	480,906	(572,984)	6,600,103	46,364	98,319	1,219

Realized gain (loss) on investments	(275,772)	-	79,095	(1,045,264)	(739,329)	(124,750)	(174,500)	(10,684)
Change in unrealized gain (loss) on investments	4,069,022	-	2,036,200	4,002,662	3,112,594	237,827	522,662	43,963

Net gain (loss) on investments	3,793,250	-	2,115,295	2,957,398	2,373,265	113,077	348,162	33,279

Reinvested capital gains	2,746,801	10	-	2,972,079	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$6,358,063	233,764	2,596,201	5,356,493	8,973,368	159,441	446,481	34,498

Investment Activity*:	FAMP	FB2	FC2	FDSCS2	FEI2	FEIP	FEMS2	FF10S
Reinvested dividends	$1,558,479	16,240,617	684,606	5,346	5,790,333	4,557,955	953,084	127,396
Mortality and expense risk charges (note 2)	(905,970)	(14,187,010)	(3,201,960)	(2,703)	(4,848,542)	(3,235,811)	(637,383)	(45,623)

Net investment income (loss)	652,509	2,053,607	(2,517,354)	2,643	941,791	1,322,144	315,701	81,773

Realized gain (loss) on investments	430,012	12,081,232	2,133,125	1,706	2,013,366	2,095,669	(3,464,687)	(102,225)
Change in unrealized gain (loss) on investments	5,587,073	133,729,781	56,040,713	123,789	15,100,495	10,959,070	6,565,547	17,730

Net gain (loss) on investments	6,017,085	145,811,013	58,173,838	125,495	17,113,861	13,054,739	3,100,860	(84,495)

Reinvested capital gains	760,809	38,145,546	9,288,722	-	9,936,157	6,841,690	-	252,736

Net increase (decrease) in contract owners’ equity resulting from operations	$7,430,403	186,010,166	64,945,206	128,138	27,991,809	21,218,573	3,416,561	250,014

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FG2	FGI2	FGP
Reinvested dividends	$8,081,943	180,174	8,684,583	340,715	1,814,894	25,866	12,180,152	582,240
Mortality and expense risk charges (note 2)	(3,184,219)	(74,634)	(4,284,505)	(185,425)	(1,250,320)	(9,892,670)	(10,885,459)	(5,993,239)

Net investment income (loss)	4,897,724	105,540	4,400,078	155,290	564,574	(9,866,804)	1,294,693	(5,410,999)

Realized gain (loss) on investments	(5,074,926)	(19,406)	3,588,709	(35,507)	678,639	18,652,171	11,747,883	30,790,141
Change in unrealized gain (loss) on investments	309,636	479,702	19,558,845	1,634,847	8,529,488	157,041,592	82,530,563	87,790,340

Net gain (loss) on investments	(4,765,290)	460,296	23,147,554	1,599,340	9,208,127	175,693,763	94,278,446	118,580,481

Reinvested capital gains	15,845,346	39,375	2,136,776	-	-	33,319,473	31,925,261	21,031,757

Net increase (decrease) in contract owners’ equity resulting from operations	$15,977,780	605,211	29,684,408	1,754,630	9,772,701	199,146,432	127,498,400	134,201,239

Investment Activity*:	FHIP	FIGBP2	FIGBS	FMC2	FMCS	FNRS2	FO2	FOP
Reinvested dividends	$1,341,412	26,895,069	284,787	652,622	75,207	2,664,046	830,933	425,207
Mortality and expense risk charges (note 2)	(324,926)	(14,224,710)	(142,481)	(2,667,062)	(194,847)	(1,674,676)	(1,643,106)	(554,960)

Net investment income (loss)	1,016,486	12,670,359	142,306	(2,014,440)	(119,640)	989,370	(812,173)	(129,753)

Realized gain (loss) on investments	(334,058)	(9,532,747)	(65,040)	2,759,705	(84,195)	19,271,089	6,640,597	820,175
Change in unrealized gain (loss) on investments	1,405,947	44,049,252	439,031	16,006,546	1,672,916	(23,108,237)	12,652,208	6,461,378

Net gain (loss) on investments	1,071,889	34,516,505	373,991	18,766,251	1,588,721	(3,837,148)	19,292,805	7,281,553

Reinvested capital gains	-	-	-	4,901,092	408,359	-	278,405	107,543

Net increase (decrease) in contract owners’ equity resulting from operations	$2,088,375	47,186,864	516,297	21,652,903	1,877,440	(2,847,778)	18,759,037	7,259,343

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	FRESS2	FV2	FVFRHI	FVICA2	FVSIS2	FVSS	FVSS2	FTVDM2
Reinvested dividends	$308,550	12,862	913,019	2,608	108,177	55,670	211,355	115,918
Mortality and expense risk charges (note 2)	(175,366)	(3,022)	(74,124)	(4,659)	(7,048)	(62,480)	(273,140)	(80,114)

Net investment income (loss)	133,184	9,840	838,895	(2,051)	101,129	(6,810)	(61,785)	35,804

Realized gain (loss) on investments	(412,204)	1,854	59,407	(232)	33	(61,227)	(294,385)	(77,096)
Change in unrealized gain (loss) on investments	971,131	68,668	(382,124)	204,804	33,898	741,139	2,646,816	615,393

Net gain (loss) on investments	558,927	70,522	(322,717)	204,572	33,931	679,912	2,352,431	538,297

Reinvested capital gains	549,273	43,547	-	-	-	197,086	868,777	4,205

Net increase (decrease) in contract owners’ equity resulting from operations	$1,241,384	123,909	516,178	202,521	135,060	870,188	3,159,423	578,306

Investment Activity*:	FTVFA2	FTVGI2	FTVIS2	FTVMD2	FTVRD2	FTVSI2	FTVSV2	TIF2
Reinvested dividends	$870,480	-	10,302,285	14,734	107	34,443	294,524	621,943
Mortality and expense risk charges (note 2)	(975,268)	(837,660)	(3,095,487)	(2,690)	(231)	(3,333)	(828,279)	(289,471)

Net investment income (loss)	(104,788)	(837,660)	7,206,798	12,044	(124)	31,110	(533,755)	332,472

Realized gain (loss) on investments	(5,098,921)	(3,638,109)	(1,040,828)	(5,341)	(1,016)	(70,323)	(3,673,212)	(881,979)
Change in unrealized gain (loss) on investments	11,366,573	5,008,144	(5,950,062)	70,234	1,011	74,710	6,994,082	4,029,219

Net gain (loss) on investments	6,267,652	1,370,035	(6,990,890)	64,893	(5)	4,387	3,320,870	3,147,240

Reinvested capital gains	1,010,425	-	12,489,665	32,065	1,223	-	3,192,937	-

Net increase (decrease) in contract owners’ equity resulting from operations	$7,173,289	532,375	12,705,573	109,002	1,094	35,497	5,980,052	3,479,712

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	GVGMNS	GVMSAS	GVSSCS	RSRF	RVARS	ACEG2	AVHY2	IVBRA1
Reinvested dividends	$134,898	447,945	3,993	151	433,238	-	6,754	-
Mortality and expense risk charges (note 2)	(126,131)	(98,251)	(2,186)	(282)	(268,469)	(5,078)	(468)	(666)

Net investment income (loss)	8,767	349,694	1,807	(131)	164,769	(5,078)	6,286	(666)

Realized gain (loss) on investments	(64,202)	(86,205)	351	(188)	67,822	(16,332)	13	(384)
Change in unrealized gain (loss) on investments	1,073,729	184,438	82,361	6,544	151,260	95,064	1,704	11,222

Net gain (loss) on investments	1,009,527	98,233	82,712	6,356	219,082	78,732	1,717	10,838

Reinvested capital gains	-	-	-	-	-	5,728	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,018,294	447,927	84,519	6,225	383,851	79,382	8,003	10,172

Investment Activity*:	IVCPB2	IVCPBI	IVDDII	IVMCC2	OVAG	OVAG2	OVGIS	OVGS
Reinvested dividends	$81,637	288,021	30,123	4,001	-	-	72	240,221
Mortality and expense risk charges (note 2)	(13,050)	(152,724)	(6,688)	(168,945)	(117,219)	(165,278)	(292)	(1,412,470)

Net investment income (loss)	68,587	135,297	23,435	(164,944)	(117,219)	(165,278)	(220)	(1,172,249)

Realized gain (loss) on investments	(2,032)	(75,001)	51	(710,550)	(475,793)	(551,158)	(8,133)	(1,970,880)
Change in unrealized gain (loss) on investments	97,120	447,437	(19,747)	2,074,828	1,580,575	1,965,850	11,325	21,132,727

Net gain (loss) on investments	95,088	372,436	(19,696)	1,364,278	1,104,782	1,414,692	3,192	19,161,847

Reinvested capital gains	-	-	143,078	-	-	-	1,032	12,147,923

Net increase (decrease) in contract owners’ equity resulting from operations	$163,675	507,733	146,817	1,199,334	987,563	1,249,414	4,004	30,137,521

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	OVGSS	OVIG	OVIGS	OVMS	OVSB	OVSBS	OVSC	OVSCS
Reinvested dividends	$-	7,746	2,957	335,337	-	-	52,754	1,067,021
Mortality and expense risk charges (note 2)	(1,622,985)	(6,246)	(13,761)	(241,021)	(15,494)	(47,720)	(60,773)	(1,674,751)

Net investment income (loss)	(1,622,985)	1,500	(10,804)	94,316	(15,494)	(47,720)	(8,019)	(607,730)

Realized gain (loss) on investments	(312,983)	(78,767)	(224,133)	155,324	4,763	5,359	(50,410)	(348,403)
Change in unrealized gain (loss) on investments	19,501,636	340,207	407,070	1,650,800	91,146	264,833	767,694	17,119,277

Net gain (loss) on investments	19,188,653	261,440	182,937	1,806,124	95,909	270,192	717,284	16,770,874

Reinvested capital gains	12,949,579	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$30,515,247	262,940	172,133	1,900,440	80,415	222,472	709,265	16,163,144

Investment Activity*:	WRASP	WRENG	WRHIP	WRMCG	WRPAP	WRPCP	WRPMAP	WRPMAV
Reinvested dividends	$2,045,843	3,863	2,870,976	-	726	94,644	1,759,488	216,188
Mortality and expense risk charges (note 2)	(1,721,341)	(1,324)	(758,169)	(2,831,991)	(71)	(7,966)	(116,310)	(16,853)

Net investment income (loss)	324,502	2,539	2,112,807	(2,831,991)	655	86,678	1,643,178	199,335

Realized gain (loss) on investments	(2,598,938)	84,967	(2,545,207)	(3,009,744)	(162)	(128,196)	(2,984,238)	(464,070)
Change in unrealized gain (loss) on investments	13,709,579	(78,626)	4,778,046	15,663,316	(536)	47,170	1,167,136	52,232

Net gain (loss) on investments	11,110,641	6,341	2,232,839	12,653,572	(698)	(81,026)	(1,817,102)	(411,838)

Reinvested capital gains	-	-	-	23,001,796	1,914	222,542	4,352,067	692,440

Net increase (decrease) in contract owners’ equity resulting from operations	$11,435,143	8,880	4,345,646	32,823,377	1,871	228,194	4,178,143	479,937

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	WRPMCP	WRPMP	JABS	JACAS	JAFBS	JAGSEI	JAGTS	JAIGS
Reinvested dividends	$182,795	883,763	1,567,565	131,626	4,119,655	2,423	-	404,280
Mortality and expense risk charges (note 2)	(15,100)	(63,806)	(1,115,359)	(1,571,743)	(1,518,094)	(3,254)	(4,016,557)	(416,108)

Net investment income (loss)	167,695	819,957	452,206	(1,440,117)	2,601,561	(831)	(4,016,557)	(11,828)

Realized gain (loss) on investments	(106,837)	(654,795)	(1,103,294)	1,638,203	(1,104,795)	(6,886)	1,716,146	1,370,994
Change in unrealized gain (loss) on investments	(36,170)	(126,209)	11,032,036	34,464,360	2,741,566	47,610	111,616,066	1,122,034

Net gain (loss) on investments	(143,007)	(781,004)	9,928,742	36,102,563	1,636,771	40,724	113,332,212	2,493,028

Reinvested capital gains	445,883	2,143,124	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$470,571	2,182,077	10,380,948	34,662,446	4,238,332	39,893	109,315,655	2,481,200

Investment Activity*:	JAMGS	LZREMS	LDVS	LJPCBS	LJPMVS	LOVSDC	LOVTRC	MNCPS2
Reinvested dividends	$2,041	68,203	13,272	1,048,023	161,645	104,119	4,994,302	7,042
Mortality and expense risk charges (note 2)	(12,177)	(10,714)	(6,211)	(495,954)	(78,154)	(14,526)	(1,350,594)	(3,388)

Net investment income (loss)	(10,136)	57,489	7,061	552,069	83,491	89,593	3,643,708	3,654

Realized gain (loss) on investments	(8,305)	(2,832)	(111,742)	(88,005)	19,709	(22,933)	(577,099)	(9,033)
Change in unrealized gain (loss) on investments	198,989	231,270	63,334	344,371	752,944	13,324	2,209,627	33,640

Net gain (loss) on investments	190,684	228,438	(48,408)	256,366	772,653	(9,609)	1,632,528	24,607

Reinvested capital gains	172,393	-	54,044	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$352,941	285,927	12,697	808,435	856,144	79,984	5,276,236	28,261

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	M2IGSS	M3GRES	MEGSS	MMCGSC	MNDSC	MV2RIS	MV3LMS	MV3MVS
Reinvested dividends	$2,734	999	-	-	-	197,094	15,631	649,945
Mortality and expense risk charges (note 2)	(84,369)	(2,725)	(13,101)	(41,309)	(1,196,214)	(296,261)	(10,492)	(559,218)

Net investment income (loss)	(81,635)	(1,726)	(13,101)	(41,309)	(1,196,214)	(99,167)	5,139	90,727

Realized gain (loss) on investments	(110,289)	(11,719)	676	(42,470)	(4,349,304)	(56,601)	(261)	(611,259)
Change in unrealized gain (loss) on investments	1,010,954	25,429	242,078	850,370	15,793,082	2,521,541	57,733	3,776,595

Net gain (loss) on investments	900,665	13,710	242,754	807,900	11,443,778	2,464,940	57,472	3,165,336

Reinvested capital gains	295,558	12,714	156,843	76,362	-	-	-	1,445,309

Net increase (decrease) in contract owners’ equity resulting from operations	$1,114,588	24,698	386,496	842,953	10,247,564	2,365,773	62,611	4,701,372

Investment Activity*:	MVBDS	MVBRES	MVFSC	MVIGSC	MVIPSC	MVIVSC	MVRBSS	MVUSC
Reinvested dividends	$69,692	7,690	4,972,831	432,647	35,075	1,253,862	57,947	11,280
Mortality and expense risk charges (note 2)	(11,463)	(6,916)	(5,209,597)	(628,892)	(6,361)	(3,972,361)	(19,930)	(1,742)

Net investment income (loss)	58,229	774	(236,766)	(196,245)	28,714	(2,718,499)	38,017	9,538

Realized gain (loss) on investments	(103)	(17,954)	(3,855,866)	(215,134)	(5,985)	(2,237,448)	(23,402)	(18,800)
Change in unrealized gain (loss) on investments	145,092	136,106	(229,624)	4,347,232	78,511	24,178,972	90,244	(20,034)

Net gain (loss) on investments	144,989	118,152	(4,085,490)	4,132,098	72,526	21,941,524	66,842	(38,834)

Reinvested capital gains	-	57,075	24,926,555	1,517,741	-	20,073,420	-	18,920

Net increase (decrease) in contract owners’ equity resulting from operations	$203,218	176,001	20,604,299	5,453,594	101,240	39,296,445	104,859	(10,376)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	MGRFV	MSEM	MSEMB	MSGI2	MSVEG2	MSVRE	MSVREB	VKVGR2
Reinvested dividends	$-	59,137	36,250	429,392	-	167	10	3,849
Mortality and expense risk charges (note 2)	(142)	(9,172)	(3,612)	(276,619)	(498,251)	(146)	(5)	(2,261)

Net investment income (loss)	(142)	49,965	32,638	152,773	(498,251)	21	5	1,588

Realized gain (loss) on investments	853	(54,928)	(73,612)	(254,429)	1,790,462	(1,281)	(67)	(3,600)
Change in unrealized gain (loss) on investments	34	70,546	77,145	(2,073,414)	11,833,315	2,120	117	20,575

Net gain (loss) on investments	887	15,618	3,533	(2,327,843)	13,623,777	839	50	16,975

Reinvested capital gains	-	-	-	2,667,253	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$745	65,583	36,171	492,183	13,125,526	860	55	18,563

Investment Activity*:	DTRTFB	EIF	EIF2	GBF	GBF2	GEM	GEM2	GIG
Reinvested dividends	$881,414	89,612	6,984,764	3,333,838	6,038	83,232	1,023,993	305,805
Mortality and expense risk charges (note 2)	(347,257)	(23,543)	(5,809,961)	(1,860,220)	(2,688)	(62,243)	(1,068,564)	(143,983)

Net investment income (loss)	534,157	66,069	1,174,803	1,473,618	3,350	20,989	(44,571)	161,822

Realized gain (loss) on investments	(715,448)	86,749	4,133,847	(3,793,107)	(4,865)	(61,863)	(487,687)	(143,887)
Change in unrealized gain (loss) on investments	1,218,712	(6,757)	1,875,405	6,047,208	12,197	186,551	2,019,728	2,082,614

Net gain (loss) on investments	503,264	79,992	6,009,252	2,254,101	7,332	124,688	1,532,041	1,938,727

Reinvested capital gains	-	391,633	34,848,364	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,037,421	537,694	42,032,419	3,727,719	10,682	145,677	1,487,470	2,100,549

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	GVAAA2	GVABD2	GVAGG2	GVAGI2	GVAGR2	GVDMA	GVDMC	GVEX1
Reinvested dividends	$-	-	-	-	-	-	-	16,773
Mortality and expense risk charges (note 2)	(85,183,407)	(45,200,096)	(5,969,979)	(51,287,147)	(17,488,349)	(7,911,364)	(6,976,059)	(9,629)

Net investment income (loss)	(85,183,407)	(45,200,096)	(5,969,979)	(51,287,147)	(17,488,349)	(7,911,364)	(6,976,059)	7,144

Realized gain (loss) on investments	208,365,647	(27,444,861)	3,517,952	47,550,971	29,097,595	(20,201,096)	(21,010,443)	(220,260)
Change in unrealized gain (loss) on investments	(53,032,439)	171,874,083	38,099,462	465,344,542	224,330,340	103,976,835	71,922,333	478,355

Net gain (loss) on investments	155,333,208	144,429,222	41,617,414	512,895,513	253,427,935	83,775,739	50,911,890	258,095

Reinvested capital gains	609,421,905	-	41,488,331	329,461,438	142,410,563	5,786,699	-	1,509

Net increase (decrease) in contract owners’ equity resulting from operations	$679,571,706	99,229,126	77,135,766	791,069,804	378,350,149	81,651,074	43,935,831	266,748

Investment Activity*:	GVEX2	GVIDA	GVIDC	GVIDM	GVIX2	GVIX8	HIBF	IDPG2
Reinvested dividends	$21,236,298	-	-	-	160,320	3,179,824	2,385,397	-
Mortality and expense risk charges (note 2)	(27,218,254)	(2,885,695)	(6,240,356)	(21,930,906)	(50,597)	(2,042,214)	(628,617)	(13,343,844)

Net investment income (loss)	(5,981,956)	(2,885,695)	(6,240,356)	(21,930,906)	109,723	1,137,610	1,756,780	(13,343,844)

Realized gain (loss) on investments	(98,825,123)	(6,588,709)	(11,305,909)	(70,579,105)	130,755	1,362,954	(1,131,546)	(14,549,416)
Change in unrealized gain (loss) on investments	498,141,596	38,470,996	44,019,277	274,558,259	775,275	17,883,857	3,759,385	130,422,239

Net gain (loss) on investments	399,316,473	31,882,287	32,713,368	203,979,154	906,030	19,246,811	2,627,839	115,872,823

Reinvested capital gains	2,371,855	2,187,841	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$395,706,372	31,184,433	26,473,012	182,048,248	1,015,753	20,384,421	4,384,619	102,528,979

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	IDPGI2	MCIF	MCIF2	MSBF	NAMAA2	NAMGI2	NCPG2	NCPGI2
Reinvested dividends	$-	4,713,235	39,515	10,306,205	-	-	-	-
Mortality and expense risk charges (note 2)	(5,528,406)	(5,373,182)	(41,598)	(2,655,906)	(33,285,345)	(8,887,822)	(15,730,090)	(6,806,156)

Net investment income (loss)	(5,528,406)	(659,947)	(2,083)	7,650,299	(33,285,345)	(8,887,822)	(15,730,090)	(6,806,156)

Realized gain (loss) on investments	(4,908,988)	(12,335,920)	(28,000)	(2,988,554)	(19,955,905)	21,200,603	3,376,280	(217,016)
Change in unrealized gain (loss) on investments	49,938,961	44,258,387	336,937	(2,024,079)	207,997,587	79,119,210	108,427,209	56,771,502

Net gain (loss) on investments	45,029,973	31,922,467	308,937	(5,012,633)	188,041,682	100,319,813	111,803,489	56,554,486

Reinvested capital gains	-	19,671,977	184,563	9,867,656	197,806,916	46,769,497	18,645,012	-

Net increase (decrease) in contract owners’ equity resulting from operations	$39,501,567	50,934,497	491,417	12,505,322	352,563,253	138,201,488	114,718,411	49,748,330

Investment Activity*:	NJMMA2	NJNDE2	NVAMV1	NVAMV2	NVAMVX	NVAMVZ	NVBX	NVCBD1
Reinvested dividends	$749,379	477,799	551,896	997,040	97,967	2,555,102	22,700	82,231
Mortality and expense risk charges (note 2)	(431,627)	(856,064)	(424,829)	(978,089)	(68,433)	(2,461,523)	(3,819)	(35,264)

Net investment income (loss)	317,752	(378,265)	127,067	18,951	29,534	93,579	18,881	46,967

Realized gain (loss) on investments	(554,853)	1,148,142	378,704	1,404,435	355,737	9,361,439	(227)	(186,738)
Change in unrealized gain (loss) on investments	2,504,537	14,361,354	(1,401)	(676,532)	(352,684)	(7,684,535)	19,163	245,248

Net gain (loss) on investments	1,949,684	15,509,496	377,303	727,903	3,053	1,676,904	18,936	58,510

Reinvested capital gains	-	-	1,774,658	3,621,521	292,116	9,244,470	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,267,436	15,131,231	2,279,028	4,368,375	324,703	11,014,953	37,817	105,477

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	NVCBD2	NVCCA2	NVCCN2	NVCMA2	NVCMC2	NVCMD2	NVCRA2	NVCRB2
Reinvested dividends	$2,747,022	-	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(1,432,672)	(27,263,060)	(7,393,731)	(4,474,441)	(7,433,568)	(26,659,270)	(1,743,760)	(22,251,679)

Net investment income (loss)	1,314,350	(27,263,060)	(7,393,731)	(4,474,441)	(7,433,568)	(26,659,270)	(1,743,760)	(22,251,679)

Realized gain (loss) on investments	(2,508,895)	(13,123,292)	(1,538,140)	(4,989,910)	(5,096,912)	(4,968,475)	2,573,592	(355,362)
Change in unrealized gain (loss) on investments	4,404,432	156,828,450	34,409,819	35,111,102	36,290,633	142,155,617	11,003,899	117,435,475

Net gain (loss) on investments	1,895,537	143,705,158	32,871,679	30,121,192	31,193,721	137,187,142	13,577,491	117,080,113

Reinvested capital gains	-	133,907,987	10,291,081	19,054,395	25,161,210	116,461,866	7,159,955	76,587,487

Net increase (decrease) in contract owners’ equity resulting from operations	$3,209,887	250,350,085	35,769,029	44,701,146	48,921,363	226,989,738	18,993,686	171,415,921

Investment Activity*:	NVDBL2	NVDCA2	NVFIII	NVGEII	NVIE6	NVLCP2	NVLCPP	NVMGA2
Reinvested dividends	$-	-	1,068,120	764,950	909,678	25,310	13,453,117	-
Mortality and expense risk charges (note 2)	(16,400,161)	(15,324,429)	(492,226)	(649,912)	(531,566)	(7,208)	(5,522,311)	(4,534,404)

Net investment income (loss)	(16,400,161)	(15,324,429)	575,894	115,038	378,112	18,102	7,930,806	(4,534,404)

Realized gain (loss) on investments	(27,752,419)	(38,123,980)	(483,423)	747,715	200,593	(1,115)	(7,213,012)	4,639,774
Change in unrealized gain (loss) on investments	168,805,662	195,826,658	1,407,042	7,964,002	5,716,044	23,873	20,702,678	32,540,875

Net gain (loss) on investments	141,053,243	157,702,678	923,619	8,711,717	5,916,637	22,758	13,489,666	37,180,649

Reinvested capital gains	-	1,001,364	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$124,653,082	143,379,613	1,499,513	8,826,755	6,294,749	40,860	21,420,472	32,646,245

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	NVMIG1	NVMIG6	NVMIVX	NVMIVZ	NVMLG1	NVMLG2	NVMM2	NVMMG1
Reinvested dividends	$311,642	1,984,653	50,159	3,642,655	754,116	9,513,530	97,954	-
Mortality and expense risk charges (note 2)	(220,330)	(2,137,579)	(24,826)	(2,341,724)	(173,955)	(2,480,799)	(23,756)	(1,719,669)

Net investment income (loss)	91,312	(152,926)	25,333	1,300,931	580,161	7,032,731	74,198	(1,719,669)

Realized gain (loss) on investments	(1,171,670)	(13,435,054)	65,282	233,448	(609,090)	(1,287,380)	-	(11,824,776)
Change in unrealized gain (loss) on investments	3,288,253	33,291,077	154,684	18,620,303	3,063,665	33,401,759	-	36,155,980

Net gain (loss) on investments	2,116,583	19,856,023	219,966	18,853,751	2,454,575	32,114,379	-	24,331,204

Reinvested capital gains	-	-	-	-	728,316	9,188,054	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,207,895	19,703,097	245,299	20,154,682	3,763,052	48,335,164	74,198	22,611,535

Investment Activity*:	NVMMG2	NVMMV1	NVMMV2	NVNMO1	NVNMO2	NVNSR1	NVNSR2	NVOLG1
Reinvested dividends	$-	8,243	3,011,624	348,342	172,243	5,113	248,655	5,653,103
Mortality and expense risk charges (note 2)	(1,428,350)	(2,657)	(2,861,561)	(910,369)	(616,225)	(20,906)	(1,277,518)	(5,299,128)

Net investment income (loss)	(1,428,350)	5,586	150,063	(562,027)	(443,982)	(15,793)	(1,028,863)	353,975

Realized gain (loss) on investments	(17,210,061)	(72,301)	(6,406,459)	920,274	323,431	(39,973)	(1,391,509)	1,946,137
Change in unrealized gain (loss) on investments	35,738,506	35,139	(9,497,351)	8,229,532	5,345,368	146,125	7,508,722	78,307,539

Net gain (loss) on investments	18,528,445	(37,162)	(15,903,810)	9,149,806	5,668,799	106,152	6,117,213	80,253,676

Reinvested capital gains	-	78,999	29,694,770	5,039,932	3,076,008	188,257	9,883,188	-

Net increase (decrease) in contract owners’ equity resulting from operations	$17,100,095	47,423	13,941,023	13,627,711	8,300,825	278,616	14,971,538	80,607,651

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	NVOLG2	NVRE1	NVRE2	NVSIX2	NVSTB2	NVTIV3	SAM	SCF
Reinvested dividends	$5,987,486	719,495	1,390,567	2,235,651	5,755,689	532,496	37,821,203	269,633
Mortality and expense risk charges (note 2)	(7,600,660)	(429,571)	(1,050,137)	(2,754,865)	(2,444,903)	(338,282)	(11,811,985)	(720,674)

Net investment income (loss)	(1,613,174)	289,924	340,430	(519,214)	3,310,786	194,214	26,009,218	(451,041)

Realized gain (loss) on investments	10,034,022	(562,765)	381,178	(19,074,635)	(2,341,033)	1,119,011	-	(1,483,204)
Change in unrealized gain (loss) on investments	93,522,813	2,928,056	4,867,105	45,948,664	5,825,053	1,565,812	-	8,054,311

Net gain (loss) on investments	103,556,835	2,365,291	5,248,283	26,874,029	3,484,020	2,684,823	-	6,571,107

Reinvested capital gains	-	733,161	1,536,414	1,178,703	-	-	81	313,158

Net increase (decrease) in contract owners’ equity resulting from operations	$101,943,661	3,388,376	7,125,127	27,533,518	6,794,806	2,879,037	26,009,299	6,433,224

Investment Activity*:	SCF2	SCGF	SCGF2	SCVF	SCVF2	TRF	TRF2	AMCG
Reinvested dividends	$213,307	-	-	86,924	93,213	1,479,522	1,095,169	-
Mortality and expense risk charges (note 2)	(870,675)	(60,573)	(722,161)	(275,563)	(664,342)	(1,486,179)	(1,463,085)	(54)

Net investment income (loss)	(657,368)	(60,573)	(722,161)	(188,639)	(571,129)	(6,657)	(367,916)	(54)

Realized gain (loss) on investments	(1,743,294)	(282,179)	(2,346,839)	(1,428,347)	(479,419)	7,203,487	4,409,507	(331)
Change in unrealized gain (loss) on investments	9,426,421	1,026,242	10,432,760	3,743,496	5,357,272	(10,723,599)	(7,729,216)	1,120

Net gain (loss) on investments	7,683,127	744,063	8,085,921	2,315,149	4,877,853	(3,520,112)	(3,319,709)	789

Reinvested capital gains	400,305	-	-	1,002,476	2,289,365	10,933,801	9,961,669	-

Net increase (decrease) in contract owners’ equity resulting from operations	$7,426,064	683,490	7,363,760	3,128,986	6,596,089	7,407,032	6,274,044	735

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	AMINS	AMMCGS	AMSRS	AMTB	NOTB4	NOTG4	NOTMG4	PMUBA
Reinvested dividends	$44	-	43,147	1,894,559	-	4,142	6,361	2,653
Mortality and expense risk charges (note 2)	(1,592)	(35,122)	(172,091)	(625,384)	(76,288)	(61,938)	(79,434)	(374)

Net investment income (loss)	(1,548)	(35,122)	(128,944)	1,269,175	(76,288)	(57,796)	(73,073)	2,279

Realized gain (loss) on investments	(5,774)	(136,247)	345,458	(724,201)	(2,524,758)	(692,561)	(3,716,492)	(789)
Change in unrealized gain (loss) on investments	17,482	512,196	2,483,903	1,279,927	2,862,047	1,017,816	4,106,311	3,118

Net gain (loss) on investments	11,708	375,949	2,829,361	555,726	337,289	325,255	389,819	2,329

Reinvested capital gains	-	-	203,605	-	20,032	4,773	13,255	-

Net increase (decrease) in contract owners’ equity resulting from operations	$10,160	340,827	2,904,022	1,824,901	281,033	272,232	330,001	4,608

Investment Activity*:	PMVAAD	PMVEBD	PMVFAD	PMVFHA	PMVFHV	PMVHYD	PMVIV	PMVLAD
Reinvested dividends	$988,401	673,780	300,010	4,031	30	21,977	379,621	11,641,973
Mortality and expense risk charges (note 2)	(555,356)	(182,047)	(187,311)	(640)	(11)	(1,873)	(77,901)	(4,805,757)

Net investment income (loss)	433,045	491,733	112,699	3,391	19	20,104	301,720	6,836,216

Realized gain (loss) on investments	(729,459)	(543,801)	(738,199)	(467)	(1)	(5,147)	(36,705)	(4,442,271)
Change in unrealized gain (loss) on investments	2,445,813	1,120,422	1,149,427	5,757	42	28,184	363,870	8,338,325

Net gain (loss) on investments	1,716,354	576,621	411,228	5,290	41	23,037	327,165	3,896,054

Reinvested capital gains	-	-	-	4,199	32	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,149,399	1,068,354	523,927	12,880	92	43,141	628,885	10,732,270

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	PMVRA	PMVRSD	PMVSTA	PMVTRD	PVEIB	PVGOB	PVIGIB	PVNOB
Reinvested dividends	$48,467	191,702	4,607,249	6,135	2,216,095	-	280,480	-
Mortality and expense risk charges (note 2)	(6,683)	(11,079)	(1,435,431)	(2,615)	(1,523,988)	(54,317)	(259,720)	(6,618)

Net investment income (loss)	41,784	180,623	3,171,818	3,520	692,107	(54,317)	20,760	(6,618)

Realized gain (loss) on investments	(60,105)	(59,507)	(304,513)	(1,686)	(473,835)	(38,094)	(249,736)	3,424
Change in unrealized gain (loss) on investments	70,261	(233,014)	1,636,126	8,200	9,008,523	1,320,044	3,046,594	176,477

Net gain (loss) on investments	10,156	(292,521)	1,331,613	6,514	8,534,688	1,281,950	2,796,858	179,901

Reinvested capital gains	-	-	-	-	6,212,076	47,922	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$51,940	(111,898)	4,503,431	10,034	15,438,871	1,275,555	2,817,618	173,283

Investment Activity*:	PVTIGB	ROCSC	TRHS2	TRMCG2	VVGGS	VWBF	VWEM	VWHA
Reinvested dividends	$8,702	497	-	-	-	170,523	254,121	285,797
Mortality and expense risk charges (note 2)	(367,713)	(381)	(4,477,684)	(25,059)	(2,459)	(54,587)	(95,759)	(138,819)

Net investment income (loss)	(359,011)	116	(4,477,684)	(25,059)	(2,459)	115,936	158,362	146,978

Realized gain (loss) on investments	(348,439)	4,995	5,931,439	(163,588)	(65,631)	(193,664)	(338,951)	(109,459)
Change in unrealized gain (loss) on investments	4,619,872	6,695	(9,689,701)	177,805	104,853	476,792	809,163	(578,797)

Net gain (loss) on investments	4,271,433	11,690	(3,758,262)	14,217	39,222	283,128	470,212	(688,256)

Reinvested capital gains	-	5,158	11,018,007	451,576	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,912,422	16,964	2,782,061	440,734	36,763	399,064	628,574	(541,278)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	VWHAS	VRVDRA
Reinvested dividends	$1,111,101	351,252
Mortality and expense risk charges (note 2)	(752,688)	(221,169)

Net investment income (loss)	358,413	130,083

Realized gain (loss) on investments	(5,419,636)	(529,663)
Change in unrealized gain (loss) on investments	1,693,061	1,697,432

Net gain (loss) on investments	(3,726,575)	1,167,769

Reinvested capital gains	-	169,851

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,368,162)	1,467,703

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2023, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	ALVBWB		ALVDAA		ALVGIB		ALVIVB
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$794	6,101	144	1,168	(8,589)	(17,045)	(57,624)	52,811
Realized gain (loss) on investments	(14,008)	(2,160)	(164)	847	(3)	33,520	135,101	(33,913)
Change in unrealized gain (loss) on investments	24,730	(78,203)	6,373	(29,225)	91,186	(860,469)	382,664	(402,486)
Reinvested capital gains	8,578	22,839	-	16,055	328,787	640,589	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	20,094	(51,423)	6,353	(11,155)	411,381	(203,405)	460,141	(383,588)

Equity transactions:
Purchase payments received from contract owners (note 4)	76	-	-	-	853	1,699	74,751	16,832
Transfers between funds	1,878	880	1,751	1,568	(313,908)	350,699	268,849	(452,186)
Redemptions (notes 2, 3, and 4)	(52,049)	(13,032)	-	(5,219)	(138,444)	(235,148)	(499,540)	(47,079)
Adjustments to maintain reserves	3	(24)	3	(40)	30	82	(106)	493

Net equity transactions	(50,092)	(12,176)	1,754	(3,691)	(451,469)	117,332	(156,046)	(481,940)

Net change in contract owners’ equity	(29,998)	(63,599)	8,107	(14,846)	(40,088)	(86,073)	304,095	(865,528)
Contract owners’ equity at beginning of period	204,766	268,365	47,564	62,410	4,312,288	4,398,361	1,940,486	2,806,014

Contract owners’ equity at end of period	$174,768	204,766	55,671	47,564	4,272,200	4,312,288	2,244,581	1,940,486

CHANGE IN UNITS:
Beginning units	12,242	12,916	3,848	4,093	105,433	100,102	235,563	290,594
Units purchased	116	57	146	143	496	13,457	1,320,897	61,551
Units redeemed	(3,046)	(731)	(9)	(388)	(11,648)	(8,126)	(1,315,433)	(116,582)

Ending units	9,312	12,242	3,985	3,848	94,281	105,433	241,027	235,563

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	ALVSVA		ALVSVB		ALMGI2		SVDF
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$2,500	3,203	(704,721)	(780,059)	(2,943)	(1,697)	(381)	(457)
Realized gain (loss) on investments	10,411	(14,859)	(1,967,373)	728,609	(3,538)	(6,974)	(1,147)	(643)
Change in unrealized gain (loss) on investments	(6,303)	(162,282)	8,728,778	(38,796,600)	56,125	(36,083)	5,445	(34,149)
Reinvested capital gains	32,541	72,980	8,932,762	16,634,400	-	8,465	-	9,703

Net increase (decrease) in contract owners’ equity resulting from operations	39,149	(100,958)	14,989,446	(22,213,650)	49,644	(36,289)	3,917	(25,546)

Equity transactions:
Purchase payments received from contract owners (note 4)	1,436	(1,130)	3,967,478	10,490,124	-	-	-	58
Transfers between funds	(132,069)	(5,047)	(281,600)	(14,777,105)	9,890	272,187	-	-
Redemptions (notes 2, 3, and 4)	(49,377)	(92,351)	(9,981,000)	(9,745,680)	(8,135)	(3,521)	(2,808)	(3,469)
Adjustments to maintain reserves	(13)	(10)	(9,192)	7,403	(6)	(1)	2,027	(15,233)

Net equity transactions	(180,023)	(98,538)	(6,304,314)	(14,025,258)	1,749	268,665	(781)	(18,644)

Net change in contract owners’ equity	(140,874)	(199,496)	8,685,132	(36,238,908)	51,393	232,376	3,136	(44,190)
Contract owners’ equity at beginning of period	399,655	599,151	102,604,007	138,842,915	232,376	-	22,410	66,600

Contract owners’ equity at end of period	$258,781	399,655	111,289,139	102,604,007	283,769	232,376	25,546	22,410

CHANGE IN UNITS:
Beginning units	19,141	24,079	2,174,091	2,421,295	26,168	-	-	-
Units purchased	625	395	236,905	381,037	6,774	33,631	-	-
Units redeemed	(9,133)	(5,333)	(360,266)	(628,241)	(6,731)	(7,463)	-	-

Ending units	10,633	19,141	2,050,730	2,174,091	26,211	26,168	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	SVOF		WFVOG2		WFVSCG		AAEIP3
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(2,511)	(2,686)	(157)	(161)	(1,697,596)	(1,820,795)	3,880	6,043
Realized gain (loss) on investments	(1,610)	3,438	(2)	2	(5,363,721)	(3,177,270)	(1,386)	17,881
Change in unrealized gain (loss) on investments	23,703	(104,101)	2,034	(8,587)	10,058,622	(74,664,437)	14,399	(14,254)
Reinvested capital gains	13,215	38,284	1,186	2,627	-	21,598,535	1,687	-

Net increase (decrease) in contract owners’ equity resulting from operations	32,797	(65,065)	3,061	(6,119)	2,997,305	(58,063,967)	18,580	9,670

Equity transactions:
Purchase payments received from contract owners (note 4)	2	12	-	-	7,623,951	11,004,073	-	-
Transfers between funds	-	-	-	-	3,997,023	7,553,966	(92)	80,535
Redemptions (notes 2, 3, and 4)	(33,225)	(34,171)	(144)	(186)	(8,977,131)	(8,247,461)	(15,361)	(11,763)
Adjustments to maintain reserves	21,414	(50,423)	16	(32)	(144)	(7,736)	(3)	4,203

Net equity transactions	(11,809)	(84,582)	(128)	(218)	2,643,699	10,302,842	(15,456)	72,975

Net change in contract owners’ equity	20,988	(149,647)	2,933	(6,337)	5,641,004	(47,761,125)	3,124	82,645
Contract owners’ equity at beginning of period	160,268	309,915	9,765	16,102	110,571,005	158,332,130	156,273	73,628

Contract owners’ equity at end of period	$181,256	160,268	12,698	9,765	116,212,009	110,571,005	159,397	156,273

CHANGE IN UNITS:
Beginning units	-	-	285	291	2,886,784	2,678,036	15,867	8,676
Units purchased	-	-	-	-	515,816	785,381	7	8,786
Units redeemed	-	-	(3)	(6)	(456,212)	(576,633)	(1,593)	(1,595)

Ending units	-	-	282	285	2,946,388	2,886,784	14,281	15,867

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	ARLPE3		ACVB		ACVCA		ACVI
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(517)	10,362	115,186	(30,689)	(411)	(417)	(2)	(27)
Realized gain (loss) on investments	(1,635)	(13,444)	(166,519)	(67,765)	(432)	(1,123)	33	(30)
Change in unrealized gain (loss) on investments	23,797	(38,025)	2,754,570	(8,151,812)	5,452	(13,711)	654	(2,057)
Reinvested capital gains	-	8,055	-	3,478,946	40	4,214	-	671

Net increase (decrease) in contract owners’ equity resulting from operations	21,645	(33,052)	2,703,237	(4,771,320)	4,649	(11,037)	685	(1,443)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	151,933	108,252	1	2	-	81
Transfers between funds	(1,339)	-	(246,398)	(882,602)	-	-	-	75
Redemptions (notes 2, 3, and 4)	(3,654)	-	(2,253,101)	(1,824,678)	(2,764)	(2,872)	(745)	(924)
Adjustments to maintain reserves	(6)	(1)	4,344	(5,239)	1,745	(420)	884	2,177

Net equity transactions	(4,999)	(1)	(2,343,222)	(2,604,267)	(1,018)	(3,290)	139	1,409

Net change in contract owners’ equity	16,646	(33,053)	360,015	(7,375,587)	3,631	(14,327)	824	(34)
Contract owners’ equity at beginning of period	79,623	112,676	19,286,968	26,662,555	25,935	40,262	5,891	5,925

Contract owners’ equity at end of period	$96,269	79,623	19,646,983	19,286,968	29,566	25,935	6,715	5,891

CHANGE IN UNITS:
Beginning units	6,940	6,940	425,531	480,096	-	-	-	-
Units purchased	-	-	8,938	4,454	-	-	-	-
Units redeemed	(386)	-	(57,133)	(59,019)	-	-	-	-

Ending units	6,554	6,940	377,336	425,531	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	ACVIG		ACVIG2		ACVIP1		ACVIP2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$23,882	57,466	(1,405)	5,894	87,992	142,683	4,113,086	9,132,197
Realized gain (loss) on investments	(656,297)	(303,103)	(133,746)	(77,472)	(80,850)	37,237	(3,442,157)	1,210,473
Change in unrealized gain (loss) on investments	1,426,309	(5,574,689)	304,774	(1,274,412)	87,765	(616,121)	3,467,027	(52,717,197)
Reinvested capital gains	-	3,564,671	-	821,535	-	13,574	-	1,355,186

Net increase (decrease) in contract owners’ equity resulting from operations	793,894	(2,255,655)	169,623	(524,455)	94,907	(422,627)	4,137,956	(41,019,341)

Equity transactions:
Purchase payments received from contract owners (note 4)	42,984	109,970	192	5,044	2,100	33,515	8,216,628	29,300,624
Transfers between funds	(483,045)	(666,419)	(98,272)	(79,630)	(21,011)	923,812	(10,324,114)	(20,314,604)
Redemptions (notes 2, 3, and 4)	(1,283,265)	(1,254,199)	(247,905)	(225,178)	(693,970)	(237,638)	(23,285,948)	(24,052,323)
Adjustments to maintain reserves	3	690	(59)	92	(8)	129	34,718	312

Net equity transactions	(1,723,323)	(1,809,958)	(346,044)	(299,672)	(712,889)	719,818	(25,358,716)	(15,065,991)

Net change in contract owners’ equity	(929,429)	(4,065,613)	(176,421)	(824,127)	(617,982)	297,191	(21,220,760)	(56,085,332)
Contract owners’ equity at beginning of period	12,670,663	16,736,276	3,019,628	3,843,755	3,309,915	3,012,724	232,142,380	288,227,712

Contract owners’ equity at end of period	$11,741,234	12,670,663	2,843,207	3,019,628	2,691,933	3,309,915	210,921,620	232,142,380

CHANGE IN UNITS:
Beginning units	403,319	458,710	79,396	86,686	316,675	250,449	16,877,998	17,959,497
Units purchased	4,413	5,510	3,258	1,885	21,234	130,559	2,377,863	5,229,151
Units redeemed	(59,325)	(60,901)	(12,691)	(9,175)	(88,418)	(64,333)	(4,214,548)	(6,310,650)

Ending units	348,407	403,319	69,963	79,396	249,491	316,675	15,041,313	16,877,998

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	ACVMV1		ACVMV2		ACVV2		AFGC
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$106,996	113,509	1,031,826	947,749	206,675	129,169	8,866	10,910
Realized gain (loss) on investments	(307,055)	35,400	(1,986,749)	5,485,978	(3,856,152)	(3,460,861)	(7,074)	(107,278)
Change in unrealized gain (loss) on investments	(482,787)	(1,785,776)	(9,829,001)	(33,398,335)	1,972,902	(2,899,307)	4,047	10,513
Reinvested capital gains	1,105,068	1,372,029	17,498,897	21,865,963	3,380,298	3,808,437	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	422,222	(264,838)	6,714,973	(5,098,645)	1,703,723	(2,422,562)	5,839	(85,855)

Equity transactions:
Purchase payments received from contract owners (note 4)	88,895	755,728	10,235,313	13,531,361	362,041	5,856,807	-	-
Transfers between funds	(832,977)	(209,498)	(10,003,219)	(9,096,230)	(19,913,597)	9,220,255	(37,907)	-
Redemptions (notes 2, 3, and 4)	(814,195)	(876,186)	(14,943,912)	(14,693,436)	(3,091,741)	(3,982,441)	(30,395)	(190,509)
Adjustments to maintain reserves	2,745	(6,768)	11,028	(25,628)	(156)	(6,587)	277	1,366

Net equity transactions	(1,555,532)	(336,724)	(14,700,790)	(10,283,933)	(22,643,453)	11,088,034	(68,025)	(189,143)

Net change in contract owners’ equity	(1,133,310)	(601,562)	(7,985,817)	(15,382,578)	(20,939,730)	8,665,472	(62,186)	(274,998)
Contract owners’ equity at beginning of period	9,924,524	10,526,086	163,212,057	178,594,635	44,679,141	36,013,669	412,927	687,925

Contract owners’ equity at end of period	$8,791,214	9,924,524	155,226,240	163,212,057	23,739,411	44,679,141	350,741	412,927

CHANGE IN UNITS:
Beginning units	314,763	325,364	4,282,687	4,593,421	1,108,996	885,477	11,683	17,175
Units purchased	25,199	49,309	596,603	1,057,741	113,769	1,434,034	-	-
Units redeemed	(74,952)	(59,910)	(983,555)	(1,368,475)	(679,665)	(1,210,515)	(1,949)	(5,492)

Ending units	265,010	314,763	3,895,735	4,282,687	543,100	1,108,996	9,734	11,683

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	AFGF		AFHY		AMVBC4		AMVCB4
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(88,124)	(97,285)	10,150	20,868	241,672	143,818	21,673	15,300
Realized gain (loss) on investments	161,091	700,558	(18,185)	(32,089)	(294,556)	(137,431)	(337)	(5,712)
Change in unrealized gain (loss) on investments	3,184,928	(7,739,852)	29,323	(32,911)	4,777,544	(1,135,179)	54,946	(84,423)
Reinvested capital gains	706,420	1,892,387	-	-	244,176	990,120	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,964,315	(5,244,192)	21,288	(44,132)	4,968,836	(138,672)	76,282	(74,835)

Equity transactions:
Purchase payments received from contract owners (note 4)	14,032	7,720	25	216	17,314,269	7,593,966	-	84,597
Transfers between funds	(97,831)	(39,180)	(105,329)	(4,637)	8,699,024	6,055,202	293,717	98,470
Redemptions (notes 2, 3, and 4)	(412,200)	(1,219,161)	(30,305)	(71,646)	(1,389,496)	(234,788)	(18,926)	(6,373)
Adjustments to maintain reserves	1,732	4,451	1,711	2,626	(215)	21,500	4	5,172

Net equity transactions	(494,267)	(1,246,170)	(133,898)	(73,441)	24,623,582	13,435,880	274,795	181,866

Net change in contract owners’ equity	3,470,048	(6,490,362)	(112,610)	(117,573)	29,592,418	13,297,208	351,077	107,031
Contract owners’ equity at beginning of period	10,888,834	17,379,196	296,469	414,042	16,382,936	3,085,728	738,854	631,823

Contract owners’ equity at end of period	$14,358,882	10,888,834	183,859	296,469	45,975,354	16,382,936	1,089,931	738,854

CHANGE IN UNITS:
Beginning units	39,482	43,683	4,087	5,145	1,307,814	204,215	60,837	47,995
Units purchased	124	20	1,667	3,713	2,250,311	1,278,279	23,525	22,253
Units redeemed	(1,605)	(4,221)	(3,504)	(4,771)	(377,664)	(174,680)	(1,494)	(9,411)

Ending units	38,001	39,482	2,250	4,087	3,180,461	1,307,814	82,868	60,837

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	AMVGS4		AMVGV2		AMVI4		AMVNW4
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(9,927)	(3,864)	521,445	222,534	2,397	5,906	42,537	5,342
Realized gain (loss) on investments	(13,897)	(20,982)	(385,356)	(29,161)	(11,397)	(126,137)	(13,269)	(118,264)
Change in unrealized gain (loss) on investments	254,287	(463,187)	(38,483)	(289,150)	113,468	(149,144)	1,007,426	5,194
Reinvested capital gains	9,394	225,037	-	-	-	101,736	-	44,785

Net increase (decrease) in contract owners’ equity resulting from operations	239,857	(262,996)	97,606	(95,777)	104,468	(167,639)	1,036,694	(62,943)

Equity transactions:
Purchase payments received from contract owners (note 4)	1,261,568	5,848	9,175,547	2,503,730	-	57,969	6,318,621	1,963,900
Transfers between funds	537,284	16,572	6,562,117	5,534,797	(485)	210,057	5,432,597	437,546
Redemptions (notes 2, 3, and 4)	(21,731)	(6,219)	(1,656,521)	(217,099)	(12,960)	(13,196)	(254,050)	(19,331)
Adjustments to maintain reserves	(21)	(246)	(124)	(12)	(21)	3,645	(109)	1,363

Net equity transactions	1,777,100	15,955	14,081,019	7,821,416	(13,466)	258,475	11,497,059	2,383,478

Net change in contract owners’ equity	2,016,957	(247,041)	14,178,625	7,725,639	91,002	90,836	12,533,753	2,320,535
Contract owners’ equity at beginning of period	633,071	880,112	7,725,639	-	730,127	639,291	2,735,577	415,042

Contract owners’ equity at end of period	$2,650,028	633,071	21,904,264	7,725,639	821,129	730,127	15,269,330	2,735,577

CHANGE IN UNITS:
Beginning units	58,445	56,798	814,742	-	80,853	55,554	260,431	29,929
Units purchased	178,551	2,095	2,618,545	962,050	4,113	27,323	1,077,089	250,793
Units redeemed	(2,139)	(448)	(1,154,499)	(147,308)	(5,628)	(2,024)	(57,650)	(20,291)

Ending units	234,857	58,445	2,278,788	814,742	79,338	80,853	1,279,870	260,431

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	AMVUA4		AVPAP2		BRVDA3		BRVED3
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$13,298	-	1,577,732	3,725,002	20,437	-	569,235	(78,098)
Realized gain (loss) on investments	(109)	-	(3,187,891)	5,600,437	2,502	-	(3,914,854)	2,931,264
Change in unrealized gain (loss) on investments	6,923	-	(16,621,912)	(132,067,564)	69,703	-	12,951,260	(38,167,398)
Reinvested capital gains	-	-	58,428,163	20,868,888	-	-	8,781,667	23,463,182

Net increase (decrease) in contract owners’ equity resulting from operations	20,112	-	40,196,092	(101,873,237)	92,642	-	18,387,308	(11,851,050)

Equity transactions:
Purchase payments received from contract owners (note 4)	420,175	-	1,907,822	2,960,151	1,326,714	-	452,192	2,086,764
Transfers between funds	73,404	-	(8,712,440)	(4,227,058)	29,964	-	(9,112,773)	(10,921,345)
Redemptions (notes 2, 3, and 4)	(340)	-	(62,962,901)	(59,917,119)	(4,774)	-	(23,868,405)	(19,508,637)
Adjustments to maintain reserves	(3)	-	1,240	21,690	(3)	-	3,308	(4,588)

Net equity transactions	493,236	-	(69,766,279)	(61,162,336)	1,351,901	-	(32,525,678)	(28,347,806)

Net change in contract owners’ equity	513,348	-	(29,570,187)	(163,035,573)	1,444,543	-	(14,138,370)	(40,198,856)
Contract owners’ equity at beginning of period	-	-	519,517,646	682,553,219	-	-	198,111,383	238,310,239

Contract owners’ equity at end of period	$513,348	-	489,947,459	519,517,646	1,444,543	-	183,973,013	198,111,383

CHANGE IN UNITS:
Beginning units	-	-	34,391,806	38,311,866	-	-	11,796,314	13,407,076
Units purchased	51,762	-	208,107	1,144,161	140,295	-	420,263	871,128
Units redeemed	(312)	-	(4,731,002)	(5,064,221)	(6,933)	-	(2,289,455)	(2,481,890)

Ending units	51,450	-	29,868,911	34,391,806	133,362	-	9,927,122	11,796,314

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	BRVHY3		BRVTR3		MLVGA3		BRVCA3
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$3,040,619	2,114,559	10,688,575	2,520,085	2,292,345	(4,797,758)	(2,912)	-
Realized gain (loss) on investments	(1,250,022)	(1,022,915)	(5,674,275)	(5,600,567)	(6,601,333)	(9,149,404)	2,638	-
Change in unrealized gain (loss) on investments	4,870,997	(9,239,856)	13,487,146	(79,598,775)	31,603,323	(51,371,574)	68,870	-
Reinvested capital gains	-	-	-	85,113	-	4,562,976	52,283	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,661,594	(8,148,212)	18,501,446	(82,594,144)	27,294,335	(60,755,760)	120,879	-

Equity transactions:
Purchase payments received from contract owners (note 4)	5,526,334	8,425,017	38,763,054	49,217,638	7,162,546	11,170,199	1,004,155	-
Transfers between funds	2,669,420	(1,682,782)	43,510,919	1,836,628	(7,843,486)	(10,279,719)	11,811	-
Redemptions (notes 2, 3, and 4)	(4,795,236)	(3,831,711)	(43,653,044)	(26,622,012)	(22,512,830)	(23,926,754)	(1,164)	-
Adjustments to maintain reserves	59,731	68,480	251,657	757,706	42,986	(21,530)	(3)	-

Net equity transactions	3,460,249	2,979,004	38,872,586	25,189,960	(23,150,784)	(23,057,804)	1,014,799	-

Net change in contract owners’ equity	10,121,843	(5,169,208)	57,374,032	(57,404,184)	4,143,551	(83,813,564)	1,135,678	-
Contract owners’ equity at beginning of period	58,113,057	63,282,265	452,757,039	510,161,223	269,442,887	353,256,451	-	-

Contract owners’ equity at end of period	$68,234,900	58,113,057	510,131,071	452,757,039	273,586,438	269,442,887	1,135,678	-

CHANGE IN UNITS:
Beginning units	5,146,571	4,942,037	48,491,736	46,245,716	14,835,357	16,077,316	-	-
Units purchased	1,559,194	2,193,346	11,008,064	9,157,829	654,119	938,948	91,887	-
Units redeemed	(1,285,994)	(1,988,812)	(7,020,059)	(6,911,809)	(1,903,094)	(2,180,907)	(1,088)	-

Ending units	5,419,771	5,146,571	52,479,741	48,491,736	13,586,382	14,835,357	90,799	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	DCAP		DCAPS		DGI		DSIF
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(204)	(206)	(919)	(1,037)	(96,899)	(76,868)	182,578	1,940
Realized gain (loss) on investments	(1,760)	(3,071)	(10,737)	(7,922)	(47,245)	268,303	14,362,082	15,377,401
Change in unrealized gain (loss) on investments	4,146	(12,205)	37,018	(134,765)	1,805,434	(5,752,843)	24,187,406	(86,690,208)
Reinvested capital gains	2,135	8,717	23,768	81,757	1,557,975	2,892,790	7,973,175	19,566,072

Net increase (decrease) in contract owners’ equity resulting from operations	4,317	(6,765)	49,130	(61,967)	3,219,265	(2,668,618)	46,705,241	(51,744,795)

Equity transactions:
Purchase payments received from contract owners (note 4)	1	3	73	(348)	136,161	181,556	1,364,332	1,277,886
Transfers between funds	-	-	(7,987)	(440)	267,486	(160,859)	(2,436,285)	(4,102,378)
Redemptions (notes 2, 3, and 4)	(2,621)	(2,630)	(1,510)	(1,163)	(1,270,123)	(1,012,290)	(21,731,250)	(17,080,175)
Adjustments to maintain reserves	1,435	(4,541)	(27)	3,026	(508)	453	24,481	(34,027)

Net equity transactions	(1,185)	(7,168)	(9,451)	1,075	(866,984)	(991,140)	(22,778,722)	(19,938,694)

Net change in contract owners’ equity	3,132	(13,933)	39,679	(60,892)	2,352,281	(3,659,758)	23,926,519	(71,683,489)
Contract owners’ equity at beginning of period	22,374	36,307	255,984	316,876	13,275,960	16,935,718	202,879,722	274,563,211

Contract owners’ equity at end of period	$25,506	22,374	295,663	255,984	15,628,241	13,275,960	226,806,241	202,879,722

CHANGE IN UNITS:
Beginning units	-	-	7,547	7,562	302,903	324,886	2,220,858	2,422,495
Units purchased	-	-	-	138	12,836	4,713	36,783	21,547
Units redeemed	-	-	(238)	(153)	(30,612)	(26,696)	(259,304)	(223,184)

Ending units	-	-	7,309	7,547	285,127	302,903	1,998,337	2,220,858

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	DSIFS		DSRG		DVDLS		DVMCSS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(1,425)	(2,042)	(215,891)	(314,179)	(7,326)	(8,524)	(312,479)	(378,344)
Realized gain (loss) on investments	(30,659)	(13,806)	(16,270)	518,936	(27,367)	(3,841)	(1,030,283)	(371,258)
Change in unrealized gain (loss) on investments	115,117	(166,016)	3,321,731	(14,792,543)	61,802	(256,110)	5,112,622	(14,439,457)
Reinvested capital gains	17,646	49,894	4,391,288	2,889,772	14,332	137,437	1,030,624	8,793,297

Net increase (decrease) in contract owners’ equity resulting from operations	100,679	(131,970)	7,480,858	(11,698,014)	41,441	(131,038)	4,800,484	(6,395,762)

Equity transactions:
Purchase payments received from contract owners (note 4)	(2,693)	(488)	102,335	209,604	1,826	5,726	168,926	404,145
Transfers between funds	72,567	(29)	(345,908)	(647,801)	1,972	5,036	(641,331)	(1,643,100)
Redemptions (notes 2, 3, and 4)	(177,267)	(94,267)	(2,732,495)	(2,899,513)	(72,764)	(15,809)	(2,581,883)	(3,538,929)
Adjustments to maintain reserves	1,731	(5,193)	(244)	9,383	(189)	136	709	2,873

Net equity transactions	(105,662)	(99,977)	(2,976,312)	(3,328,327)	(69,155)	(4,911)	(3,053,579)	(4,775,011)

Net change in contract owners’ equity	(4,983)	(231,947)	4,504,546	(15,026,341)	(27,714)	(135,949)	1,746,905	(11,170,773)
Contract owners’ equity at beginning of period	467,080	699,027	35,013,495	50,039,836	594,647	730,596	31,637,757	42,808,530

Contract owners’ equity at end of period	$462,097	467,080	39,518,041	35,013,495	566,933	594,647	33,384,662	31,637,757

CHANGE IN UNITS:
Beginning units	9,675	11,520	510,415	555,601	21,763	21,937	2,170,198	2,480,470
Units purchased	2,549	768	4,644	3,608	435	331	129,013	129,845
Units redeemed	(4,539)	(2,613)	(43,357)	(48,794)	(2,879)	(505)	(327,374)	(440,117)

Ending units	7,685	9,675	471,702	510,415	19,319	21,763	1,971,837	2,170,198

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	DVSCS		CHSMM		CLVHY2		DWVSVS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(181,988)	(282,083)	233,754	33,404	480,906	468,506	(572,984)	(706,441)
Realized gain (loss) on investments	(275,772)	1,529,586	-	-	79,095	(1,073,789)	(1,045,264)	(49,259)
Change in unrealized gain (loss) on investments	4,069,022	(19,773,218)	-	-	2,036,200	(1,118,292)	4,002,662	(15,587,051)
Reinvested capital gains	2,746,801	6,933,145	10	-	-	90,168	2,972,079	5,092,369

Net increase (decrease) in contract owners’ equity resulting from operations	6,358,063	(11,592,570)	233,764	33,404	2,596,201	(1,633,407)	5,356,493	(11,250,382)

Equity transactions:
Purchase payments received from contract owners (note 4)	268,689	282,792	78,259	877,793	1,720,816	2,477,380	5,853,589	8,438,364
Transfers between funds	128,057	(940,281)	2,093,185	11,574	2,898,094	(75,913)	(1,698,986)	(2,712,454)
Redemptions (notes 2, 3, and 4)	(4,939,388)	(5,037,303)	(2,619,857)	(1,718,321)	(1,706,123)	(591,333)	(5,676,128)	(5,176,922)
Adjustments to maintain reserves	8,438	(838)	(10)	17	(198)	17,962	723	8,845

Net equity transactions	(4,534,204)	(5,695,630)	(448,423)	(828,937)	2,912,589	1,828,096	(1,520,802)	557,833

Net change in contract owners’ equity	1,823,859	(17,288,200)	(214,659)	(795,533)	5,508,790	194,689	3,835,691	(10,692,549)
Contract owners’ equity at beginning of period	49,915,042	67,203,242	7,408,715	8,204,248	12,445,453	12,250,764	70,417,857	81,110,406

Contract owners’ equity at end of period	$51,738,901	49,915,042	7,194,056	7,408,715	17,954,243	12,445,453	74,253,548	70,417,857

CHANGE IN UNITS:
Beginning units	1,030,819	1,143,765	742,491	836,847	1,175,810	1,018,946	3,729,906	3,716,839
Units purchased	45,069	28,915	444,317	291,026	2,379,840	484,779	676,117	783,985
Units redeemed	(131,180)	(141,861)	(481,417)	(385,382)	(2,012,306)	(327,915)	(756,833)	(770,918)

Ending units	944,708	1,030,819	705,391	742,491	1,543,344	1,175,810	3,649,190	3,729,906

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	ETVFR		FQB		FQBS		FVU2S
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$6,600,103	3,156,082	46,364	51,589	98,319	110,233	1,219	(7,755)
Realized gain (loss) on investments	(739,329)	(3,547,458)	(124,750)	(54,756)	(174,500)	(268,470)	(10,684)	(4,590)
Change in unrealized gain (loss) on investments	3,112,594	(4,292,704)	237,827	(513,186)	522,662	(1,539,200)	43,963	(213,717)
Reinvested capital gains	-	-	-	61,574	-	194,834	-	131,232

Net increase (decrease) in contract owners’ equity resulting from operations	8,973,368	(4,684,080)	159,441	(454,779)	446,481	(1,502,603)	34,498	(94,830)

Equity transactions:
Purchase payments received from contract owners (note 4)	4,855,311	19,609,253	95,934	11,648	22,083	41,012	-	-
Transfers between funds	(10,538,528)	5,703,428	260,331	69,106	150,648	(615,633)	(15,023)	86,180
Redemptions (notes 2, 3, and 4)	(6,957,817)	(6,447,088)	(764,055)	(334,158)	(1,007,639)	(925,955)	(25,015)	(44,907)
Adjustments to maintain reserves	642	(115,028)	(44)	(27)	(217)	(248)	(44)	48

Net equity transactions	(12,640,392)	18,750,565	(407,834)	(253,431)	(835,125)	(1,500,824)	(40,082)	41,321

Net change in contract owners’ equity	(3,667,024)	14,066,485	(248,393)	(708,210)	(388,644)	(3,003,427)	(5,584)	(53,509)
Contract owners’ equity at beginning of period	98,067,474	84,000,989	3,761,523	4,469,733	11,066,337	14,069,764	536,951	590,460

Contract owners’ equity at end of period	$94,400,450	98,067,474	3,513,130	3,761,523	10,677,693	11,066,337	531,367	536,951

CHANGE IN UNITS:
Beginning units	8,983,148	7,443,287	235,231	250,338	808,674	915,778	51,079	47,630
Units purchased	1,031,759	5,535,960	29,584	13,043	27,456	20,095	224	9,742
Units redeemed	(2,140,763)	(3,996,099)	(54,894)	(28,150)	(86,342)	(127,199)	(4,018)	(6,293)

Ending units	7,874,144	8,983,148	209,921	235,231	749,788	808,674	47,285	51,079

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FAMP		FB2		FC2		FDSCS2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$652,509	512,750	2,053,607	(2,857,222)	(2,517,354)	(1,970,490)	2,643	-
Realized gain (loss) on investments	430,012	1,235,027	12,081,232	6,866,595	2,133,125	2,994,614	1,706	-
Change in unrealized gain (loss) on investments	5,587,073	(21,157,942)	133,729,781	(283,511,078)	56,040,713	(71,142,766)	123,789	-
Reinvested capital gains	760,809	5,207,510	38,145,546	60,065,038	9,288,722	10,000,297	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,430,403	(14,202,655)	186,010,166	(219,436,667)	64,945,206	(60,118,345)	128,138	-

Equity transactions:
Purchase payments received from contract owners (note 4)	198,421	567,051	68,077,224	92,122,388	44,781,852	60,318,263	1,019,897	-
Transfers between funds	(1,503,688)	(1,302,663)	7,974,498	14,835,795	4,283,425	(5,906,521)	71,796	-
Redemptions (notes 2, 3, and 4)	(6,041,340)	(6,675,039)	(85,076,720)	(55,313,152)	(13,050,360)	(9,232,471)	(32,364)	-
Adjustments to maintain reserves	6,797	(16,068)	7,293	(35,527)	(6,518)	(24,390)	(3)	-

Net equity transactions	(7,339,810)	(7,426,719)	(9,017,705)	51,609,504	36,008,399	45,154,881	1,059,326	-

Net change in contract owners’ equity	90,593	(21,629,374)	176,992,461	(167,827,163)	100,953,605	(14,963,464)	1,187,464	-
Contract owners’ equity at beginning of period	68,667,589	90,296,963	953,689,733	1,121,516,896	191,306,122	206,269,586	-	-

Contract owners’ equity at end of period	$68,758,182	68,667,589	1,130,682,194	953,689,733	292,259,727	191,306,122	1,187,464	-

CHANGE IN UNITS:
Beginning units	1,247,167	1,381,586	61,110,368	58,022,390	3,971,397	2,980,286	-	-
Units purchased	5,439	11,303	8,249,909	9,790,707	1,454,141	1,639,698	104,691	-
Units redeemed	(130,134)	(145,722)	(8,797,876)	(6,702,729)	(708,497)	(648,587)	(3,541)	-

Ending units	1,122,472	1,247,167	60,562,401	61,110,368	4,717,041	3,971,397	101,150	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FEI2		FEIP		FEMS2		FF10S
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$941,791	847,134	1,322,144	1,327,477	315,701	106,026	81,773	30,891
Realized gain (loss) on investments	2,013,366	561,439	2,095,669	5,579,672	(3,464,687)	(450,222)	(102,225)	(311,763)
Change in unrealized gain (loss) on investments	15,100,495	(37,465,098)	10,959,070	(33,707,161)	6,565,547	(10,266,752)	17,730	(771,708)
Reinvested capital gains	9,936,157	11,743,453	6,841,690	8,484,192	-	-	252,736	274,691

Net increase (decrease) in contract owners’ equity resulting from operations	27,991,809	(24,313,072)	21,218,573	(18,315,820)	3,416,561	(10,610,948)	250,014	(777,889)

Equity transactions:
Purchase payments received from contract owners (note 4)	22,697,505	32,100,280	1,148,835	2,626,377	4,645,598	7,376,242	9,647	9,876
Transfers between funds	(8,965,422)	(18,160,734)	(3,204,256)	(3,987,835)	(499,206)	3,105,499	(33,528)	(275,517)
Redemptions (notes 2, 3, and 4)	(32,268,735)	(27,809,081)	(23,232,351)	(24,562,067)	(2,580,232)	(2,193,902)	(755,076)	(408,942)
Adjustments to maintain reserves	76,028	(93,952)	53,009	(283,999)	(259)	4,878	(71)	48,515

Net equity transactions	(18,460,624)	(13,963,487)	(25,234,763)	(26,207,524)	1,565,901	8,292,717	(779,028)	(626,068)

Net change in contract owners’ equity	9,531,185	(38,276,559)	(4,016,190)	(44,523,344)	4,982,462	(2,318,231)	(529,014)	(1,403,957)
Contract owners’ equity at beginning of period	335,786,992	374,063,551	250,196,124	294,719,468	43,253,638	45,571,869	3,694,205	5,098,162

Contract owners’ equity at end of period	$345,318,177	335,786,992	246,179,934	250,196,124	48,236,100	43,253,638	3,165,191	3,694,205

CHANGE IN UNITS:
Beginning units	9,148,788	9,481,876	2,290,342	2,538,148	4,220,153	3,494,272	213,593	251,352
Units purchased	1,099,531	1,419,371	15,252	24,940	1,172,079	1,398,294	4,157	7,101
Units redeemed	(1,540,608)	(1,752,459)	(246,625)	(272,746)	(1,035,455)	(672,413)	(48,014)	(44,860)

Ending units	8,707,711	9,148,788	2,058,969	2,290,342	4,356,777	4,220,153	169,736	213,593

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FF10S2		FF20S		FF20S2		FF30S
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$4,897,724	1,250,417	105,540	40,716	4,400,078	1,289,796	155,290	78,894
Realized gain (loss) on investments	(5,074,926)	683,785	(19,406)	(924,355)	3,588,709	7,531,382	(35,507)	298,160
Change in unrealized gain (loss) on investments	309,636	(61,194,736)	479,702	(1,216,486)	19,558,845	(112,553,483)	1,634,847	(4,581,056)
Reinvested capital gains	15,845,346	15,963,140	39,375	684,572	2,136,776	35,698,856	-	954,580

Net increase (decrease) in contract owners’ equity resulting from operations	15,977,780	(43,297,394)	605,211	(1,415,553)	29,684,408	(68,033,449)	1,754,630	(3,249,422)

Equity transactions:
Purchase payments received from contract owners (note 4)	3,598,656	5,050,382	42,694	122,511	4,138,179	3,311,385	435,152	412,868
Transfers between funds	(11,626,874)	(8,168,430)	120,833	(244,352)	(3,915,809)	(8,456,170)	128,147	308,788
Redemptions (notes 2, 3, and 4)	(24,836,839)	(23,918,986)	(349,976)	(902,810)	(35,658,681)	(36,141,371)	(989,554)	(695,741)
Adjustments to maintain reserves	19,654	(913)	(568)	71,319	60,367	(43,597)	(102)	263,511

Net equity transactions	(32,845,403)	(27,037,947)	(187,017)	(953,332)	(35,375,944)	(41,329,753)	(426,357)	289,426

Net change in contract owners’ equity	(16,867,623)	(70,335,341)	418,194	(2,368,885)	(5,691,536)	(109,363,202)	1,328,273	(2,959,996)
Contract owners’ equity at beginning of period	229,697,446	300,032,787	5,589,810	7,958,695	298,550,556	407,913,758	13,665,905	16,625,901

Contract owners’ equity at end of period	$212,829,823	229,697,446	6,008,004	5,589,810	292,859,020	298,550,556	14,994,178	13,665,905

CHANGE IN UNITS:
Beginning units	12,602,083	14,022,493	298,259	355,112	14,602,455	16,526,244	664,027	662,336
Units purchased	439,763	745,175	16,165	9,664	416,954	479,340	39,024	53,472
Units redeemed	(2,197,107)	(2,165,585)	(25,272)	(66,517)	(2,069,328)	(2,403,129)	(58,748)	(51,781)

Ending units	10,844,739	12,602,083	289,152	298,259	12,950,081	14,602,455	644,303	664,027

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FF30S2		FG2		FGI2		FGP
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$564,574	156,950	(9,866,804)	(7,332,568)	1,294,693	1,446,869	(5,410,999)	(3,311,820)
Realized gain (loss) on investments	678,639	487,025	18,652,171	23,149,004	11,747,883	11,322,975	30,790,141	31,029,272
Change in unrealized gain (loss) on investments	8,529,488	(24,151,324)	157,041,592	(272,119,706)	82,530,563	(79,181,598)	87,790,340	(211,898,843)
Reinvested capital gains	-	5,718,112	33,319,473	50,340,361	31,925,261	16,255,312	21,031,757	35,179,515

Net increase (decrease) in contract owners’ equity resulting from operations	9,772,701	(17,789,237)	199,146,432	(205,962,909)	127,498,400	(50,156,442)	134,201,239	(149,001,876)

Equity transactions:
Purchase payments received from contract owners (note 4)	1,555,494	7,439,768	57,164,566	71,755,013	57,650,912	80,226,123	2,067,548	3,806,085
Transfers between funds	(251,918)	(987,471)	(8,543,713)	(40,922,183)	(34,247,693)	(26,610,165)	(3,519,275)	(7,708,452)
Redemptions (notes 2, 3, and 4)	(6,462,566)	(5,917,498)	(57,480,127)	(47,802,590)	(60,611,709)	(40,139,598)	(41,847,139)	(38,863,212)
Adjustments to maintain reserves	1,729	1,766	(93,980)	(61,005)	4,292	(31,413)	28,024	(133,758)

Net equity transactions	(5,157,261)	536,565	(8,953,254)	(17,030,765)	(37,204,198)	13,444,947	(43,270,842)	(42,899,337)

Net change in contract owners’ equity	4,615,440	(17,252,672)	190,193,178	(222,993,674)	90,294,202	(36,711,495)	90,930,397	(191,901,213)
Contract owners’ equity at beginning of period	79,393,513	96,646,185	592,868,089	815,861,763	782,987,594	819,699,089	409,022,680	600,923,893

Contract owners’ equity at end of period	$84,008,953	79,393,513	783,061,267	592,868,089	873,281,796	782,987,594	499,953,077	409,022,680

CHANGE IN UNITS:
Beginning units	3,476,229	3,465,488	11,121,608	11,354,636	42,828,698	41,953,858	2,093,774	2,300,262
Units purchased	185,491	501,492	2,103,232	2,090,068	4,245,173	7,813,670	25,967	27,751
Units redeemed	(403,215)	(490,751)	(2,206,086)	(2,323,096)	(6,174,941)	(6,938,830)	(221,843)	(234,239)

Ending units	3,258,505	3,476,229	11,018,754	11,121,608	40,898,930	42,828,698	1,897,898	2,093,774

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FHIP		FIGBP2		FIGBS		FMC2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$1,016,486	1,005,259	12,670,359	7,587,881	142,306	93,919	(2,014,440)	(2,496,735)
Realized gain (loss) on investments	(334,058)	(993,161)	(9,532,747)	(11,102,950)	(65,040)	(1,809,160)	2,759,705	2,357,624
Change in unrealized gain (loss) on investments	1,405,947	(3,926,431)	44,049,252	(226,212,205)	439,031	(779,003)	16,006,546	(51,481,406)
Reinvested capital gains	-	-	-	58,435,931	-	620,975	4,901,092	13,287,532

Net increase (decrease) in contract owners’ equity resulting from operations	2,088,375	(3,914,333)	47,186,864	(171,291,343)	516,297	(1,873,269)	21,652,903	(38,332,985)

Equity transactions:
Purchase payments received from contract owners (note 4)	166,267	536,433	65,127,454	69,273,175	234,866	165,768	1,242,907	1,274,492
Transfers between funds	(836,717)	(786,715)	99,242,559	(9,863,211)	1,777,520	(572,973)	(4,170,156)	(7,729,772)
Redemptions (notes 2, 3, and 4)	(2,001,292)	(2,927,809)	(90,263,335)	(71,353,606)	(1,263,960)	(1,136,590)	(21,221,210)	(18,291,105)
Adjustments to maintain reserves	9,321	27,488	11,451	17,892	7,905	81,001	20,504	(491)

Net equity transactions	(2,662,421)	(3,150,603)	74,118,129	(11,925,750)	756,331	(1,462,794)	(24,127,955)	(24,746,876)

Net change in contract owners’ equity	(574,046)	(7,064,936)	121,304,993	(183,217,093)	1,272,628	(3,336,063)	(2,475,052)	(63,079,861)
Contract owners’ equity at beginning of period	25,024,682	32,089,618	984,842,956	1,168,060,049	10,206,056	13,542,119	179,989,870	243,069,731

Contract owners’ equity at end of period	$24,450,636	25,024,682	1,106,147,949	984,842,956	11,478,684	10,206,056	177,514,818	179,989,870

CHANGE IN UNITS:
Beginning units	677,829	755,660	69,046,210	70,214,482	710,737	809,337	3,220,863	3,651,445
Units purchased	19,778	53,072	13,033,717	9,657,739	160,146	36,546	105,660	173,108
Units redeemed	(94,465)	(130,903)	(7,996,019)	(10,826,011)	(107,442)	(135,146)	(520,075)	(603,690)

Ending units	603,142	677,829	74,083,908	69,046,210	763,441	710,737	2,806,448	3,220,863

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FMCS		FNRS2		FO2		FOP
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(119,640)	(143,414)	989,370	829,258	(812,173)	(603,323)	(129,753)	(120,622)
Realized gain (loss) on investments	(84,195)	183,105	19,271,089	29,000,430	6,640,597	1,319,949	820,175	1,397,753
Change in unrealized gain (loss) on investments	1,672,916	(4,563,673)	(23,108,237)	18,833,284	12,652,208	(33,573,736)	6,461,378	(16,455,565)
Reinvested capital gains	408,359	1,026,472	-	-	278,405	898,492	107,543	415,643

Net increase (decrease) in contract owners’ equity resulting from operations	1,877,440	(3,497,510)	(2,847,778)	48,662,972	18,759,037	(31,958,618)	7,259,343	(14,762,791)

Equity transactions:
Purchase payments received from contract owners (note 4)	105,379	205,258	8,852,182	14,294,056	6,676,344	7,695,033	280,623	418,213
Transfers between funds	(171,306)	(376,150)	(33,662,725)	15,194,450	(17,475,800)	21,549,729	(699,152)	(479,588)
Redemptions (notes 2, 3, and 4)	(878,881)	(1,082,518)	(11,371,302)	(13,655,478)	(10,863,733)	(7,692,425)	(3,973,300)	(3,637,965)
Adjustments to maintain reserves	992	528,589	2,854	13,753	8,380	10,622	1,193	7,427

Net equity transactions	(943,816)	(724,821)	(36,178,991)	15,846,781	(21,654,809)	21,562,959	(4,390,636)	(3,691,913)

Net change in contract owners’ equity	933,624	(4,222,331)	(39,026,769)	64,509,753	(2,895,772)	(10,395,659)	2,868,707	(18,454,704)
Contract owners’ equity at beginning of period	14,585,409	18,807,740	135,456,438	70,946,685	112,954,821	123,350,480	40,300,014	58,754,718

Contract owners’ equity at end of period	$15,519,033	14,585,409	96,429,669	135,456,438	110,059,049	112,954,821	43,168,721	40,300,014

CHANGE IN UNITS:
Beginning units	553,589	599,734	6,351,892	5,360,513	4,232,584	3,422,634	1,041,498	1,132,197
Units purchased	12,087	16,247	1,610,518	6,774,604	1,087,902	1,481,677	20,030	22,620
Units redeemed	(46,849)	(62,392)	(3,433,146)	(5,783,225)	(1,821,316)	(671,727)	(123,951)	(113,319)

Ending units	518,827	553,589	4,529,264	6,351,892	3,499,170	4,232,584	937,577	1,041,498

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FRESS2		FV2		FVFRHI		FVICA2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$133,184	(70,446)	9,840	-	838,895	-	(2,051)	-
Realized gain (loss) on investments	(412,204)	(1,013,846)	1,854	-	59,407	-	(232)	-
Change in unrealized gain (loss) on investments	971,131	(5,548,373)	68,668	-	(382,124)	-	204,804	-
Reinvested capital gains	549,273	674,007	43,547	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,241,384	(5,958,658)	123,909	-	516,178	-	202,521	-

Equity transactions:
Purchase payments received from contract owners (note 4)	777,559	4,457,730	1,181,845	-	4,427,800	-	1,841,839	-
Transfers between funds	489,145	(12,994,872)	82,672	-	12,859,501	-	105,702	-
Redemptions (notes 2, 3, and 4)	(686,017)	(1,133,799)	(32,827)	-	(319,889)	-	(49,847)	-
Adjustments to maintain reserves	(195)	329,410	(3)	-	(24)	-	(4)	-

Net equity transactions	580,492	(9,341,531)	1,231,687	-	16,967,388	-	1,897,690	-

Net change in contract owners’ equity	1,821,876	(15,300,189)	1,355,596	-	17,483,566	-	2,100,211	-
Contract owners’ equity at beginning of period	12,586,489	27,886,678	-	-	-	-	-	-

Contract owners’ equity at end of period	$14,408,365	12,586,489	1,355,596	-	17,483,566	-	2,100,211	-

CHANGE IN UNITS:
Beginning units	1,008,409	1,617,815	-	-	-	-	-	-
Units purchased	206,255	492,148	120,318	-	1,862,168	-	194,664	-
Units redeemed	(159,479)	(1,101,554)	(3,588)	-	(225,016)	-	(5,461)	-

Ending units	1,055,185	1,008,409	116,730	-	1,637,152	-	189,203	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FVSIS2		FVSS		FVSS2		FTVDM2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$101,129	-	(6,810)	(17,704)	(61,785)	11,492	35,804	69,840
Realized gain (loss) on investments	33	-	(61,227)	346,121	(294,385)	612,849	(77,096)	22,812
Change in unrealized gain (loss) on investments	33,898	-	741,139	(1,319,111)	2,646,816	(1,818,174)	615,393	(2,289,519)
Reinvested capital gains	-	-	197,086	223,560	868,777	565,411	4,205	452,575

Net increase (decrease) in contract owners’ equity resulting from operations	135,060	-	870,188	(767,134)	3,159,423	(628,422)	578,306	(1,744,292)

Equity transactions:
Purchase payments received from contract owners (note 4)	2,544,435	-	371,828	26,834	5,829,764	3,339,484	19,973	78,795
Transfers between funds	74,847	-	168,244	(747,318)	4,083,798	5,133,659	(113,757)	(43,065)
Redemptions (notes 2, 3, and 4)	(35,361)	-	(604,109)	(548,179)	(2,036,654)	(421,080)	(540,768)	(378,565)
Adjustments to maintain reserves	(3)	-	(54)	235,452	2,190	236,364	(210)	(127)

Net equity transactions	2,583,918	-	(64,091)	(1,033,211)	7,879,098	8,288,427	(634,762)	(342,962)

Net change in contract owners’ equity	2,718,978	-	806,097	(1,800,345)	11,038,521	7,660,005	(56,456)	(2,087,254)
Contract owners’ equity at beginning of period	-	-	4,500,565	6,300,910	13,787,135	6,127,130	5,510,146	7,597,400

Contract owners’ equity at end of period	$2,718,978	-	5,306,662	4,500,565	24,825,656	13,787,135	5,453,690	5,510,146

CHANGE IN UNITS:
Beginning units	-	-	117,961	150,168	276,962	106,536	543,593	576,771
Units purchased	263,969	-	25,387	18,745	323,890	229,470	16,037	33,515
Units redeemed	(5,330)	-	(26,675)	(50,952)	(173,153)	(59,044)	(74,482)	(66,693)

Ending units	258,639	-	116,673	117,961	427,699	276,962	485,148	543,593

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FTVFA2		FTVGI2		FTVIS2		FTVMD2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(104,788)	(19,354)	(837,660)	(976,445)	7,206,798	7,476,303	12,044	5,143
Realized gain (loss) on investments	(5,098,921)	(3,447,604)	(3,638,109)	(4,883,697)	(1,040,828)	(1,653,195)	(5,341)	104,377
Change in unrealized gain (loss) on investments	11,366,573	(17,049,817)	5,008,144	1,444,234	(5,950,062)	(26,958,150)	70,234	(179,577)
Reinvested capital gains	1,010,425	6,529,490	-	-	12,489,665	4,432,615	32,065	48,433

Net increase (decrease) in contract owners’ equity resulting from operations	7,173,289	(13,987,285)	532,375	(4,415,908)	12,705,573	(16,702,427)	109,002	(21,624)

Equity transactions:
Purchase payments received from contract owners (note 4)	504,788	784,011	427,254	462,598	1,552,185	5,339,760	-	(1,566)
Transfers between funds	(626,576)	(2,409,147)	(1,342,346)	(3,928,474)	(12,906,322)	11,389,703	(50,305)	(52,135)
Redemptions (notes 2, 3, and 4)	(7,738,191)	(7,438,818)	(5,628,976)	(5,333,530)	(19,190,949)	(18,077,512)	(22,906)	(61,251)
Adjustments to maintain reserves	7,297	(8,701)	27,023	36,021	32,608	(21,894)	(32)	(13,587)

Net equity transactions	(7,852,682)	(9,072,655)	(6,517,045)	(8,763,385)	(30,512,478)	(1,369,943)	(73,243)	(128,539)

Net change in contract owners’ equity	(679,393)	(23,059,940)	(5,984,670)	(13,179,293)	(17,806,905)	(18,072,370)	35,759	(150,163)
Contract owners’ equity at beginning of period	60,206,744	83,266,684	57,662,117	70,841,410	205,255,427	223,327,797	606,283	756,446

Contract owners’ equity at end of period	$59,527,351	60,206,744	51,677,447	57,662,117	187,448,522	205,255,427	642,042	606,283

CHANGE IN UNITS:
Beginning units	4,099,175	4,690,626	7,487,167	8,613,994	10,874,715	10,933,413	37,010	43,815
Units purchased	85,487	195,710	345,359	352,075	469,065	2,171,009	1,451	1,601
Units redeemed	(594,024)	(787,161)	(1,204,505)	(1,478,902)	(2,152,506)	(2,229,707)	(5,731)	(8,406)

Ending units	3,590,638	4,099,175	6,628,021	7,487,167	9,191,274	10,874,715	32,730	37,010

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FTVRD2		FTVSI2		FTVSV2		TIF2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(124)	(116)	31,110	52,538	(533,755)	(317,743)	332,472	338,584
Realized gain (loss) on investments	(1,016)	(841)	(70,323)	(127,340)	(3,673,212)	(3,214,303)	(881,979)	(1,385,425)
Change in unrealized gain (loss) on investments	1,011	(3,441)	74,710	(76,951)	6,994,082	(16,910,719)	4,029,219	(1,074,510)
Reinvested capital gains	1,223	1,952	-	-	3,192,937	12,027,325	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,094	(2,446)	35,497	(151,753)	5,980,052	(8,415,440)	3,479,712	(2,121,351)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	6	11,183	1,415	147,961	410,641	88,071	95,017
Transfers between funds	-	-	(262,822)	(579,566)	(2,532,506)	(2,434,402)	(2,582,366)	408,953
Redemptions (notes 2, 3, and 4)	(3,228)	(3,236)	(57,389)	(28,998)	(6,094,240)	(6,117,676)	(2,833,740)	(2,163,990)
Adjustments to maintain reserves	3,852	(2,794)	(19)	26	647	7,134	(640)	10,993

Net equity transactions	624	(6,024)	(309,047)	(607,123)	(8,478,138)	(8,134,303)	(5,328,675)	(1,649,027)

Net change in contract owners’ equity	1,718	(8,470)	(273,550)	(758,876)	(2,498,086)	(16,549,743)	(1,848,963)	(3,770,378)
Contract owners’ equity at beginning of period	12,274	20,744	711,829	1,470,705	59,605,293	76,155,036	20,924,219	24,694,597

Contract owners’ equity at end of period	$13,992	12,274	438,279	711,829	57,107,207	59,605,293	19,075,256	20,924,219

CHANGE IN UNITS:
Beginning units	-	-	67,667	123,686	1,215,369	1,371,223	1,043,639	1,117,196
Units purchased	-	-	6,357	3,540	36,578	55,226	37,279	107,901
Units redeemed	-	-	(35,141)	(59,559)	(206,088)	(211,080)	(292,813)	(181,458)

Ending units	-	-	38,883	67,667	1,045,859	1,215,369	788,105	1,043,639

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	GVGMNS		GVMSAS		GVSSCS		RSRF
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$8,767	(142,327)	349,694	23,977	1,807	(1,769)	(131)	(72)
Realized gain (loss) on investments	(64,202)	(536,952)	(86,205)	(1,552,085)	351	(50,560)	(188)	(1,166)
Change in unrealized gain (loss) on investments	1,073,729	(1,765,917)	184,438	(431,793)	82,361	(74,511)	6,544	(12,974)
Reinvested capital gains	-	316,510	-	-	-	5,061	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,018,294	(2,128,686)	447,927	(1,959,901)	84,519	(121,779)	6,225	(14,212)

Equity transactions:
Purchase payments received from contract owners (note 4)	19,697	32,518	943,024	2,452,815	14,303	-	-	-
Transfers between funds	187,771	(341,986)	(1,043,204)	3,495,186	8,200	(8,904)	3,595	5,500
Redemptions (notes 2, 3, and 4)	(813,590)	(769,254)	(452,265)	(1,059,904)	(9,330)	(18,759)	(2,218)	-
Adjustments to maintain reserves	1,569	16,353	(130)	50,596	(21)	5,334	(8)	(3)

Net equity transactions	(604,553)	(1,062,369)	(552,575)	4,938,693	13,152	(22,329)	1,369	5,497

Net change in contract owners’ equity	413,741	(3,191,055)	(104,648)	2,978,792	97,671	(144,108)	7,594	(8,715)
Contract owners’ equity at beginning of period	7,691,924	10,882,979	7,138,504	4,159,712	441,888	585,996	50,020	58,735

Contract owners’ equity at end of period	$8,105,665	7,691,924	7,033,856	7,138,504	539,559	441,888	57,614	50,020

CHANGE IN UNITS:
Beginning units	643,914	724,944	706,631	378,957	21,309	22,617	4,704	4,704
Units purchased	36,802	21,769	268,700	4,793,092	1,628	852	318	9,457
Units redeemed	(85,681)	(102,799)	(320,599)	(4,465,418)	(958)	(2,160)	(194)	(9,457)

Ending units	595,035	643,914	654,732	706,631	21,979	21,309	4,828	4,704

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RVARS		ACEG2		AVHY2		IVBRA1
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$164,769	(73,899)	(5,078)	(4,970)	6,286	-	(666)	13,272
Realized gain (loss) on investments	67,822	427,933	(16,332)	(72,951)	13	-	(384)	(11,283)
Change in unrealized gain (loss) on investments	151,260	(1,539,504)	95,064	(91,015)	1,704	-	11,222	(37,035)
Reinvested capital gains	-	198,278	5,728	67,988	-	-	-	6,540

Net increase (decrease) in contract owners’ equity resulting from operations	383,851	(987,192)	79,382	(100,948)	8,003	-	10,172	(28,506)

Equity transactions:
Purchase payments received from contract owners (note 4)	72,552	95,831	120	120	144,516	-	-	5,000
Transfers between funds	(3,418,062)	6,176,446	31,559	15,909	(1,114)	-	-	37,205
Redemptions (notes 2, 3, and 4)	(1,308,338)	(1,970,632)	(7,289)	(8,527)	(132)	-	(1,165)	(60,775)
Adjustments to maintain reserves	5,184	351	2	268	-	-	(8)	(1,242)

Net equity transactions	(4,648,664)	4,301,996	24,392	7,770	143,270	-	(1,173)	(19,812)

Net change in contract owners’ equity	(4,264,813)	3,314,804	103,774	(93,178)	151,273	-	8,999	(48,318)
Contract owners’ equity at beginning of period	18,259,011	14,944,207	206,242	299,420	-	-	164,354	212,672

Contract owners’ equity at end of period	$13,994,198	18,259,011	310,016	206,242	151,273	-	173,353	164,354

CHANGE IN UNITS:
Beginning units	1,739,971	1,353,251	9,008	8,800	-	-	12,345	13,627
Units purchased	665,017	946,211	2,058	918	14,467	-	-	3,266
Units redeemed	(1,105,659)	(559,491)	(1,271)	(710)	(197)	-	(85)	(4,548)

Ending units	1,299,329	1,739,971	9,795	9,008	14,270	-	12,260	12,345

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	IVCPB2		IVCPBI		IVDDII		IVMCC2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$68,587	-	135,297	(39,647)	23,435	-	(164,944)	(184,047)
Realized gain (loss) on investments	(2,032)	-	(75,001)	(34,785)	51	-	(710,550)	(474,594)
Change in unrealized gain (loss) on investments	97,120	-	447,437	(669,638)	(19,747)	-	2,074,828	(3,956,701)
Reinvested capital gains	-	-	-	7,714	143,078	-	-	2,412,193

Net increase (decrease) in contract owners’ equity resulting from operations	163,675	-	507,733	(736,356)	146,817	-	1,199,334	(2,203,149)

Equity transactions:
Purchase payments received from contract owners (note 4)	3,781,363	-	133,301	95,082	1,984,769	-	34,002	101,078
Transfers between funds	22,917	-	(318,014)	13,401,628	22,618	-	(197,397)	(729,192)
Redemptions (notes 2, 3, and 4)	(10,750)	-	(992,151)	(1,086,383)	(4,480)	-	(817,297)	(1,337,668)
Adjustments to maintain reserves	(2)	-	(10,700)	121,495	(4)	-	6,914	19,717

Net equity transactions	3,793,528	-	(1,187,564)	12,531,822	2,002,903	-	(973,778)	(1,946,065)

Net change in contract owners’ equity	3,957,203	-	(679,831)	11,795,466	2,149,720	-	225,556	(4,149,214)
Contract owners’ equity at beginning of period	-	-	11,795,466	-	-	-	10,252,150	14,401,364

Contract owners’ equity at end of period	$3,957,203	-	11,115,635	11,795,466	2,149,720	-	10,477,706	10,252,150

CHANGE IN UNITS:
Beginning units	-	-	1,244,061	-	-	-	577,803	684,761
Units purchased	386,640	-	36,075	1,374,661	207,518	-	33,170	47,430
Units redeemed	(2,935)	-	(159,823)	(130,600)	(5,131)	-	(85,341)	(154,388)

Ending units	383,705	-	1,120,313	1,244,061	202,387	-	525,632	577,803

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	OVAG		OVAG2		OVGIS		OVGS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(117,219)	(137,515)	(165,278)	(186,485)	(220)	(107)	(1,172,249)	(1,484,355)
Realized gain (loss) on investments	(475,793)	237,089	(551,158)	187,221	(8,133)	(7,018)	(1,970,880)	(157,748)
Change in unrealized gain (loss) on investments	1,580,575	(7,641,611)	1,965,850	(9,379,757)	11,325	(11,597)	21,132,727	(67,476,683)
Reinvested capital gains	-	2,811,546	-	3,800,658	1,032	6,961	12,147,923	18,911,775

Net increase (decrease) in contract owners’ equity resulting from operations	987,563	(4,730,491)	1,249,414	(5,578,363)	4,004	(11,761)	30,137,521	(50,207,011)

Equity transactions:
Purchase payments received from contract owners (note 4)	75,317	142,882	835,432	82,764	(641)	(39,563)	678,054	1,087,818
Transfers between funds	(210,378)	(798,225)	159,150	325,928	3,775	256	(1,806,629)	(1,062,635)
Redemptions (notes 2, 3, and 4)	(680,586)	(1,035,054)	(1,277,860)	(1,199,878)	(8,008)	(3,101)	(10,539,501)	(10,086,540)
Adjustments to maintain reserves	(84)	(1,321)	15,901	18,553	2,256	39,035	(12,700)	(23,475)

Net equity transactions	(815,731)	(1,691,718)	(267,377)	(772,633)	(2,618)	(3,373)	(11,680,776)	(10,084,832)

Net change in contract owners’ equity	171,832	(6,422,209)	982,037	(6,350,996)	1,386	(15,134)	18,456,745	(60,291,843)
Contract owners’ equity at beginning of period	9,071,284	15,493,493	11,084,497	17,435,493	16,181	31,315	96,344,240	156,636,083

Contract owners’ equity at end of period	$9,243,116	9,071,284	12,066,534	11,084,497	17,567	16,181	114,800,985	96,344,240

CHANGE IN UNITS:
Beginning units	549,047	638,955	952,872	1,016,856	194	206	1,208,663	1,313,803
Units purchased	15,409	39,261	131,284	135,463	137	3	29,561	28,788
Units redeemed	(63,604)	(129,169)	(156,263)	(199,447)	(166)	(15)	(163,745)	(133,928)

Ending units	500,852	549,047	927,893	952,872	165	194	1,074,479	1,208,663

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	OVGSS		OVIG		OVIGS		OVMS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(1,622,985)	(1,611,590)	1,500	(6,803)	(10,804)	(14,001)	94,316	2,901
Realized gain (loss) on investments	(312,983)	(161,027)	(78,767)	(41,894)	(224,133)	(63,108)	155,324	321,895
Change in unrealized gain (loss) on investments	19,501,636	(66,145,772)	340,207	(744,583)	407,070	(470,047)	1,650,800	(6,208,141)
Reinvested capital gains	12,949,579	19,115,803	-	267,286	-	179,123	-	1,527,918

Net increase (decrease) in contract owners’ equity resulting from operations	30,515,247	(48,802,586)	262,940	(525,994)	172,133	(368,033)	1,900,440	(4,355,427)

Equity transactions:
Purchase payments received from contract owners (note 4)	3,520,555	7,731,362	16,266	70,712	22,384	22,964	106,011	151,417
Transfers between funds	(2,138,049)	(2,520,664)	(71,826)	48,514	(17,398)	64,622	(336,026)	(337,674)
Redemptions (notes 2, 3, and 4)	(10,187,893)	(9,215,278)	(160,727)	(102,277)	(84,740)	(112,398)	(1,857,681)	(2,058,076)
Adjustments to maintain reserves	(6,716)	(26,522)	(8)	(886)	(40)	165	8,752	30,648

Net equity transactions	(8,812,103)	(4,031,102)	(216,295)	16,063	(79,794)	(24,647)	(2,078,944)	(2,213,685)

Net change in contract owners’ equity	21,703,144	(52,833,688)	46,645	(509,931)	92,339	(392,680)	(178,504)	(6,569,112)
Contract owners’ equity at beginning of period	96,868,670	149,702,358	1,365,614	1,875,545	934,597	1,327,277	18,240,527	24,809,639

Contract owners’ equity at end of period	$118,571,814	96,868,670	1,412,259	1,365,614	1,026,936	934,597	18,062,023	18,240,527

CHANGE IN UNITS:
Beginning units	2,395,430	2,473,958	102,792	102,472	91,537	93,240	479,504	534,144
Units purchased	341,716	370,711	8,326	16,986	28,682	15,096	4,661	10,069
Units redeemed	(493,928)	(449,239)	(22,833)	(16,666)	(35,729)	(16,799)	(57,811)	(64,709)

Ending units	2,243,218	2,395,430	88,285	102,792	84,490	91,537	426,354	479,504

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	OVSB		OVSBS		OVSC		OVSCS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(15,494)	(14,784)	(47,720)	(53,250)	(8,019)	(39,700)	(607,730)	(1,339,614)
Realized gain (loss) on investments	4,763	(254,265)	5,359	(823,208)	(50,410)	84,273	(348,403)	2,016,368
Change in unrealized gain (loss) on investments	91,146	96,262	264,833	311,872	767,694	(1,625,554)	17,119,277	(34,919,700)
Reinvested capital gains	-	-	-	-	-	567,808	-	12,658,933

Net increase (decrease) in contract owners’ equity resulting from operations	80,415	(172,787)	222,472	(564,586)	709,265	(1,013,173)	16,163,144	(21,584,013)

Equity transactions:
Purchase payments received from contract owners (note 4)	23,554	15,647	(17,603)	78,089	18,634	64,839	7,474,337	8,345,131
Transfers between funds	67,831	139,185	(67,066)	(5,146)	(93,683)	(161,158)	10,673,078	(3,157,950)
Redemptions (notes 2, 3, and 4)	(73,551)	(234,090)	(255,150)	(277,807)	(471,015)	(422,103)	(10,275,089)	(8,717,550)
Adjustments to maintain reserves	(45)	5,910	390	18,008	673	(2,257)	6,816	(47,966)

Net equity transactions	17,789	(73,348)	(339,429)	(186,856)	(545,391)	(520,679)	7,879,142	(3,578,335)

Net change in contract owners’ equity	98,204	(246,135)	(116,957)	(751,442)	163,874	(1,533,852)	24,042,286	(25,162,348)
Contract owners’ equity at beginning of period	1,072,788	1,318,923	3,396,915	4,148,357	4,674,590	6,208,442	99,981,621	125,143,969

Contract owners’ equity at end of period	$1,170,992	1,072,788	3,279,958	3,396,915	4,838,464	4,674,590	124,023,907	99,981,621

CHANGE IN UNITS:
Beginning units	112,988	121,425	373,625	396,751	171,078	188,721	1,895,508	1,950,036
Units purchased	27,521	17,839	20,343	29,301	10,389	11,930	843,613	258,518
Units redeemed	(25,698)	(26,276)	(57,481)	(52,427)	(29,604)	(29,573)	(682,372)	(313,046)

Ending units	114,811	112,988	336,487	373,625	151,863	171,078	2,056,749	1,895,508

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	WRASP		WRENG		WRHIP		WRMCG
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$324,502	(235,429)	2,539	7,795	2,112,807	2,651,716	(2,831,991)	(2,805,662)
Realized gain (loss) on investments	(2,598,938)	(4,340,454)	84,967	2,687	(2,545,207)	(2,300,477)	(3,009,744)	(1,409,469)
Change in unrealized gain (loss) on investments	13,709,579	(26,248,878)	(78,626)	73,969	4,778,046	(7,906,670)	15,663,316	(116,135,210)
Reinvested capital gains	-	8,876,884	-	-	-	-	23,001,796	40,501,901

Net increase (decrease) in contract owners’ equity resulting from operations	11,435,143	(21,947,877)	8,880	84,451	4,345,646	(7,555,431)	32,823,377	(79,848,440)

Equity transactions:
Purchase payments received from contract owners (note 4)	934,665	1,377,855	-	-	488,254	427,671	16,389,393	23,740,519
Transfers between funds	(3,298,185)	(3,894,275)	(210,430)	151,961	(129,575)	(2,709,419)	4,709,560	1,083,406
Redemptions (notes 2, 3, and 4)	(11,714,717)	(12,263,351)	(5,287)	-	(5,870,757)	(5,393,305)	(15,431,661)	(14,182,565)
Adjustments to maintain reserves	39,043	(18,272)	(4)	(9)	26,473	7,052	(745)	9,940

Net equity transactions	(14,039,194)	(14,798,043)	(215,721)	151,952	(5,485,605)	(7,668,001)	5,666,547	10,651,300

Net change in contract owners’ equity	(2,604,051)	(36,745,920)	(206,841)	236,403	(1,139,959)	(15,223,432)	38,489,924	(69,197,140)
Contract owners’ equity at beginning of period	102,883,235	139,629,155	309,196	72,793	47,730,431	62,953,863	177,841,664	247,038,804

Contract owners’ equity at end of period	$100,279,184	102,883,235	102,355	309,196	46,590,472	47,730,431	216,331,588	177,841,664

CHANGE IN UNITS:
Beginning units	5,834,271	6,634,744	35,819	12,683	3,658,283	4,229,804	6,957,478	6,603,501
Units purchased	100,599	260,860	-	23,591	284,750	266,644	1,467,481	1,833,593
Units redeemed	(861,881)	(1,061,333)	(24,282)	(455)	(677,375)	(838,165)	(1,262,980)	(1,479,616)

Ending units	5,072,989	5,834,271	11,537	35,819	3,265,658	3,658,283	7,161,979	6,957,478

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	WRPAP		WRPCP		WRPMAP		WRPMAV
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$655	159	86,678	57,398	1,643,178	645,146	199,335	62,430
Realized gain (loss) on investments	(162)	(16)	(128,196)	(325,288)	(2,984,238)	(144,327)	(464,070)	(1,686)
Change in unrealized gain (loss) on investments	(536)	(3,428)	47,170	(301,827)	1,167,136	(9,949,015)	52,232	(1,129,248)
Reinvested capital gains	1,914	969	222,542	188,782	4,352,067	3,257,332	692,440	336,710

Net increase (decrease) in contract owners’ equity resulting from operations	1,871	(2,316)	228,194	(380,935)	4,178,143	(6,190,864)	479,937	(731,794)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	165,362	260,566	-	27,211
Transfers between funds	(405)	248	1,418,903	(1,055,826)	(1,997,885)	484,009	(6,961)	2,851
Redemptions (notes 2, 3, and 4)	-	-	(310,478)	(311,976)	(6,061,859)	(2,470,026)	(1,877,813)	(177,347)
Adjustments to maintain reserves	(4)	(5)	15	170	(26)	1,760	2	114

Net equity transactions	(409)	243	1,108,440	(1,367,632)	(7,894,408)	(1,723,691)	(1,884,772)	(147,171)

Net change in contract owners’ equity	1,462	(2,073)	1,336,634	(1,748,567)	(3,716,265)	(7,914,555)	(1,404,835)	(878,965)
Contract owners’ equity at beginning of period	11,494	13,567	1,014,928	2,763,495	30,984,652	38,899,207	4,247,559	5,126,524

Contract owners’ equity at end of period	$12,956	11,494	2,351,562	1,014,928	27,268,387	30,984,652	2,842,724	4,247,559

CHANGE IN UNITS:
Beginning units	579	566	55,945	130,486	1,275,749	1,342,740	270,254	279,455
Units purchased	4	15	75,946	1,116	13,846	53,835	21	1,964
Units redeemed	(24)	(2)	(16,123)	(75,657)	(321,462)	(120,826)	(112,371)	(11,165)

Ending units	559	579	115,768	55,945	968,133	1,275,749	157,904	270,254

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	WRPMCP		WRPMP		JABS		JACAS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$167,695	112,470	819,957	373,239	452,206	(195,967)	(1,440,117)	(1,625,399)
Realized gain (loss) on investments	(106,837)	(335,032)	(654,795)	(451,195)	(1,103,294)	1,720,575	1,638,203	4,086,028
Change in unrealized gain (loss) on investments	(36,170)	(1,001,631)	(126,209)	(4,632,300)	11,032,036	(14,138,751)	34,464,360	(75,937,307)
Reinvested capital gains	445,883	408,665	2,143,124	1,606,760	-	1,781,945	-	19,039,616

Net increase (decrease) in contract owners’ equity resulting from operations	470,571	(815,528)	2,182,077	(3,103,496)	10,380,948	(10,832,198)	34,662,446	(54,437,062)

Equity transactions:
Purchase payments received from contract owners (note 4)	8,363	-	20,085	41,391	13,332,962	29,090,683	624,872	748,279
Transfers between funds	168	(371,659)	105,194	120,519	10,119,439	(9,867,220)	(4,509,411)	1,350,360
Redemptions (notes 2, 3, and 4)	(272,035)	(685,323)	(2,280,308)	(1,501,599)	(5,392,302)	(4,116,789)	(11,733,068)	(10,839,856)
Adjustments to maintain reserves	(5)	261	(13)	419	(216)	14,594	35,738	1,494

Net equity transactions	(263,509)	(1,056,721)	(2,155,042)	(1,339,270)	18,059,883	15,121,268	(15,581,869)	(8,739,723)

Net change in contract owners’ equity	207,062	(1,872,249)	27,035	(4,442,766)	28,440,831	4,289,070	19,080,577	(63,176,785)
Contract owners’ equity at beginning of period	3,670,026	5,542,275	15,549,837	19,992,603	67,635,284	63,346,214	98,387,617	161,564,402

Contract owners’ equity at end of period	$3,877,088	3,670,026	15,576,872	15,549,837	96,076,115	67,635,284	117,468,194	98,387,617

CHANGE IN UNITS:
Beginning units	182,279	233,945	704,932	765,393	1,936,275	1,553,302	2,172,649	2,333,749
Units purchased	388	2,340	5,462	8,969	817,788	1,331,166	151,040	215,913
Units redeemed	(12,950)	(54,006)	(95,390)	(69,430)	(337,550)	(948,193)	(433,287)	(377,013)

Ending units	169,717	182,279	615,004	704,932	2,416,513	1,936,275	1,890,402	2,172,649

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	JAFBS		JAGSEI		JAGTS		JAIGS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$2,601,561	676,174	(831)	-	(4,016,557)	(3,413,967)	(11,828)	60,517
Realized gain (loss) on investments	(1,104,795)	(1,116,992)	(6,886)	-	1,716,146	5,189,884	1,370,994	798,312
Change in unrealized gain (loss) on investments	2,741,566	(19,403,145)	47,610	-	111,616,066	(170,031,094)	1,122,034	(4,397,205)
Reinvested capital gains	-	1,838,094	-	-	-	42,357,895	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,238,332	(18,005,869)	39,893	-	109,315,655	(125,897,282)	2,481,200	(3,538,376)

Equity transactions:
Purchase payments received from contract owners (note 4)	12,676,584	16,637,369	377,999	-	25,150,695	26,394,619	1,053,185	337,447
Transfers between funds	6,481,892	(3,685,102)	207,166	-	24,802,665	(10,077,719)	(1,299,304)	(862,088)
Redemptions (notes 2, 3, and 4)	(8,629,413)	(7,234,258)	(4,276)	-	(24,976,777)	(18,141,435)	(2,078,060)	(2,970,558)
Adjustments to maintain reserves	725	4,483	(12)	-	(2,474)	14,944	(424)	9,300

Net equity transactions	10,529,788	5,722,492	580,877	-	24,974,109	(1,809,591)	(2,324,603)	(3,485,899)

Net change in contract owners’ equity	14,768,120	(12,283,377)	620,770	-	134,289,764	(127,706,873)	156,597	(7,024,275)
Contract owners’ equity at beginning of period	103,810,099	116,093,476	-	-	203,873,558	331,580,431	28,551,778	35,576,053

Contract owners’ equity at end of period	$118,578,219	103,810,099	620,770	-	338,163,322	203,873,558	28,708,375	28,551,778

CHANGE IN UNITS:
Beginning units	10,929,846	10,411,631	-	-	7,795,133	7,809,725	1,175,748	1,318,051
Units purchased	2,495,392	2,512,947	72,522	-	3,103,066	2,686,638	96,417	42,969
Units redeemed	(1,443,398)	(1,994,732)	(16,577)	-	(2,356,757)	(2,701,230)	(169,604)	(185,272)

Ending units	11,981,840	10,929,846	55,945	-	8,541,442	7,795,133	1,102,561	1,175,748

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	JAMGS		LZREMS		LDVS		LJPCBS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(10,136)	(9,674)	57,489	38,816	7,061	15,469	552,069	-
Realized gain (loss) on investments	(8,305)	3,122	(2,832)	(221,602)	(111,742)	17,503	(88,005)	-
Change in unrealized gain (loss) on investments	198,989	(756,809)	231,270	(118,907)	63,334	(246,813)	344,371	-
Reinvested capital gains	172,393	362,651	-	-	54,044	127,979	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	352,941	(400,710)	285,927	(301,693)	12,697	(85,862)	808,435	-

Equity transactions:
Purchase payments received from contract owners (note 4)	74,039	461	2,185	4,832	27,609	2,360	2,446,672	-
Transfers between funds	(42,685)	77,223	(135,520)	(6,823)	(112,307)	(719,314)	76,058,544	-
Redemptions (notes 2, 3, and 4)	(101,334)	(40,248)	(161,533)	(21,330)	(556,284)	(187,468)	(1,882,343)	-
Adjustments to maintain reserves	(53)	(26)	(39)	24,850	2	(45,857)	(85)	-

Net equity transactions	(70,033)	37,410	(294,907)	1,529	(640,980)	(950,279)	76,622,788	-

Net change in contract owners’ equity	282,908	(363,300)	(8,980)	(300,164)	(628,283)	(1,036,141)	77,431,223	-
Contract owners’ equity at beginning of period	2,061,053	2,424,353	1,460,763	1,760,927	1,596,079	2,632,220	-	-

Contract owners’ equity at end of period	$2,343,961	2,061,053	1,451,783	1,460,763	967,796	1,596,079	77,431,223	-

CHANGE IN UNITS:
Beginning units	68,443	67,197	157,856	159,967	152,890	242,107	-	-
Units purchased	3,994	6,656	1,222	13,954	15,655	6,108	8,170,845	-
Units redeemed	(5,850)	(5,410)	(29,946)	(16,065)	(78,226)	(95,325)	(503,538)	-

Ending units	66,587	68,443	129,132	157,856	90,319	152,890	7,667,307	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	LJPMVS		LOVSDC		LOVTRC		MNCPS2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$83,491	-	89,593	31,440	3,643,708	1,970,552	3,654	9,133
Realized gain (loss) on investments	19,709	-	(22,933)	(19,365)	(577,099)	(873,825)	(9,033)	1,009
Change in unrealized gain (loss) on investments	752,944	-	13,324	(80,331)	2,209,627	(16,542,565)	33,640	(126,295)
Reinvested capital gains	-	-	-	-	-	197,098	-	48,387

Net increase (decrease) in contract owners’ equity resulting from operations	856,144	-	79,984	(68,256)	5,276,236	(15,248,740)	28,261	(67,766)

Equity transactions:
Purchase payments received from contract owners (note 4)	37,630	-	356,775	301,223	18,574,252	19,015,082	1,975	2,527
Transfers between funds	8,800,207	-	558,145	(158,918)	9,141,159	(2,860,358)	3,339	(1,917)
Redemptions (notes 2, 3, and 4)	(663,385)	-	(58,885)	(26,493)	(7,187,712)	(4,817,655)	(42,770)	(12,989)
Adjustments to maintain reserves	(142)	-	(23)	(7)	(319)	(866)	(20)	1,319

Net equity transactions	8,174,310	-	856,012	115,805	20,527,380	11,336,203	(37,476)	(11,060)

Net change in contract owners’ equity	9,030,454	-	935,996	47,549	25,803,616	(3,912,537)	(9,215)	(78,826)
Contract owners’ equity at beginning of period	-	-	1,376,186	1,328,637	91,691,621	95,604,158	410,578	489,404

Contract owners’ equity at end of period	$9,030,454	-	2,312,182	1,376,186	117,495,237	91,691,621	401,363	410,578

CHANGE IN UNITS:
Beginning units	-	-	136,284	123,878	9,694,409	8,596,904	30,432	31,240
Units purchased	928,150	-	141,553	47,159	3,219,220	2,477,951	469	381
Units redeemed	(109,475)	-	(58,693)	(34,753)	(1,107,932)	(1,380,446)	(3,104)	(1,189)

Ending units	818,675	-	219,144	136,284	11,805,697	9,694,409	27,797	30,432

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	M2IGSS		M3GRES		MEGSS		MMCGSC
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(81,635)	(92,591)	(1,726)	(252)	(13,101)	-	(41,309)	(8,671)
Realized gain (loss) on investments	(110,289)	883,692	(11,719)	(13,388)	676	-	(42,470)	(42,333)
Change in unrealized gain (loss) on investments	1,010,954	(3,221,375)	25,429	(61,149)	242,078	-	850,370	(221,022)
Reinvested capital gains	295,558	865,568	12,714	12,417	156,843	-	76,362	195,495

Net increase (decrease) in contract owners’ equity resulting from operations	1,114,588	(1,564,706)	24,698	(62,372)	386,496	-	842,953	(76,531)

Equity transactions:
Purchase payments received from contract owners (note 4)	25,900	28,006	30,110	83,530	4,085,756	-	2,922,293	2,896,052
Transfers between funds	(158,620)	(97,374)	8,440	24,637	(69,571)	-	(120,299)	18,471
Redemptions (notes 2, 3, and 4)	(481,147)	(576,719)	(1,954)	(164)	(14,772)	-	(117,191)	(39,885)
Adjustments to maintain reserves	(94)	7,699	(19)	1,258	(2)	-	(9)	349

Net equity transactions	(613,961)	(638,388)	36,577	109,261	4,001,411	-	2,684,794	2,874,987

Net change in contract owners’ equity	500,627	(2,203,094)	61,275	46,889	4,387,907	-	3,527,747	2,798,456
Contract owners’ equity at beginning of period	5,428,194	7,631,288	196,400	149,511	-	-	2,798,456	-

Contract owners’ equity at end of period	$5,928,821	5,428,194	257,675	196,400	4,387,907	-	6,326,203	2,798,456

CHANGE IN UNITS:
Beginning units	263,377	294,019	23,573	12,912	-	-	353,494	-
Units purchased	8,588	16,523	5,351	10,854	381,400	-	353,338	365,920
Units redeemed	(36,167)	(47,165)	(745)	(193)	(15,124)	-	(40,221)	(12,426)

Ending units	235,798	263,377	28,179	23,573	366,276	-	666,611	353,494

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	MNDSC		MV2RIS		MV3LMS		MV3MVS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(1,196,214)	(1,233,942)	(99,167)	77,825	5,139	-	90,727	(186,780)
Realized gain (loss) on investments	(4,349,304)	(28,362,215)	(56,601)	(2,198,935)	(261)	-	(611,259)	(21,990)
Change in unrealized gain (loss) on investments	15,793,082	(36,240,074)	2,521,541	(965,957)	57,733	-	3,776,595	(6,853,657)
Reinvested capital gains	-	30,960,163	-	400,197	-	-	1,445,309	3,034,021

Net increase (decrease) in contract owners’ equity resulting from operations	10,247,564	(34,876,068)	2,365,773	(2,686,870)	62,611	-	4,701,372	(4,028,406)

Equity transactions:
Purchase payments received from contract owners (note 4)	6,309,613	9,833,980	5,578,087	7,165,358	1,993,670	-	9,072,894	14,522,558
Transfers between funds	(899,206)	1,025,294	(668,301)	3,893,666	571,580	-	(1,858,743)	(779,946)
Redemptions (notes 2, 3, and 4)	(5,332,428)	(5,328,307)	(1,053,677)	(748,860)	(10,113)	-	(2,831,003)	(1,786,288)
Adjustments to maintain reserves	3,093	(202,960)	(159)	55,761	(11)	-	(205)	463,616

Net equity transactions	81,072	5,328,007	3,855,950	10,365,925	2,555,126	-	4,382,943	12,419,940

Net change in contract owners’ equity	10,328,636	(29,548,061)	6,221,723	7,679,055	2,617,737	-	9,084,315	8,391,534
Contract owners’ equity at beginning of period	79,696,976	109,245,037	19,763,378	12,084,323	-	-	39,293,768	30,902,234

Contract owners’ equity at end of period	$90,025,612	79,696,976	25,985,101	19,763,378	2,617,737	-	48,378,083	39,293,768

CHANGE IN UNITS:
Beginning units	3,563,304	3,384,039	1,665,028	826,980	-	-	2,497,335	1,765,410
Units purchased	546,802	988,398	599,563	1,002,366	271,080	-	842,026	1,328,885
Units redeemed	(545,557)	(809,133)	(302,393)	(164,318)	(16,568)	-	(571,149)	(596,960)

Ending units	3,564,549	3,563,304	1,962,198	1,665,028	254,512	-	2,768,212	2,497,335

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	MVBDS		MVBRES		MVFSC		MVIGSC
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$58,229	-	774	(602)	(236,766)	(1,303,975)	(196,245)	(361,036)
Realized gain (loss) on investments	(103)	-	(17,954)	(2,113)	(3,855,866)	66,547,873	(215,134)	(4,015,336)
Change in unrealized gain (loss) on investments	145,092	-	136,106	(278,807)	(229,624)	(123,942,963)	4,347,232	(4,626,523)
Reinvested capital gains	-	-	57,075	130,521	24,926,555	22,950,740	1,517,741	2,249,758

Net increase (decrease) in contract owners’ equity resulting from operations	203,218	-	176,001	(151,001)	20,604,299	(35,748,325)	5,453,594	(6,753,137)

Equity transactions:
Purchase payments received from contract owners (note 4)	3,652,230	-	-	-	13,291,640	22,182,816	8,430,341	8,732,920
Transfers between funds	80,519	-	(47,958)	(25,524)	(10,647,547)	(23,398,743)	2,131,108	(868,545)
Redemptions (notes 2, 3, and 4)	(13,994)	-	(51,624)	(49,647)	(33,490,127)	(32,167,470)	(2,006,293)	(1,998,481)
Adjustments to maintain reserves	(5)	-	(21)	3,783	19,810	2,871,736	(247)	70,746

Net equity transactions	3,718,750	-	(99,603)	(71,388)	(30,826,224)	(30,511,661)	8,554,909	5,936,640

Net change in contract owners’ equity	3,921,968	-	76,398	(222,389)	(10,221,925)	(66,259,986)	14,008,503	(816,497)
Contract owners’ equity at beginning of period	-	-	698,092	920,481	370,323,332	436,583,318	40,625,781	41,442,278

Contract owners’ equity at end of period	$3,921,968	-	774,490	698,092	360,101,407	370,323,332	54,634,284	40,625,781

CHANGE IN UNITS:
Beginning units	-	-	54,208	59,324	8,463,255	9,146,361	3,650,745	3,116,725
Units purchased	383,354	-	236	1,441	771,736	922,065	1,286,871	1,087,741
Units redeemed	(7,628)	-	(7,068)	(6,557)	(1,387,017)	(1,605,171)	(586,608)	(553,721)

Ending units	375,726	-	47,376	54,208	7,847,974	8,463,255	4,351,008	3,650,745

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	MVIPSC		MVIVSC		MVRBSS		MVUSC
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$28,714	-	(2,718,499)	(2,719,433)	38,017	21,578	9,538	5,477
Realized gain (loss) on investments	(5,985)	-	(2,237,448)	41,917,105	(23,402)	(232,090)	(18,800)	36,925
Change in unrealized gain (loss) on investments	78,511	-	24,178,972	(139,824,262)	90,244	(93,956)	(20,034)	(51,115)
Reinvested capital gains	-	-	20,073,420	12,476,829	-	18,819	18,920	12,753

Net increase (decrease) in contract owners’ equity resulting from operations	101,240	-	39,296,445	(88,149,761)	104,859	(285,649)	(10,376)	4,040

Equity transactions:
Purchase payments received from contract owners (note 4)	2,038,459	-	9,842,323	13,081,359	551,599	290,121	-	-
Transfers between funds	50,576	-	(16,795,292)	7,692,536	77,783	(22,048)	(63,016)	123,081
Redemptions (notes 2, 3, and 4)	(4,137)	-	(26,073,549)	(22,000,724)	(265,818)	(167,277)	(8,000)	(12,971)
Adjustments to maintain reserves	(4)	-	18,568	372,805	(27)	2,879	(6)	1,981

Net equity transactions	2,084,894	-	(33,007,950)	(854,024)	363,537	103,675	(71,022)	112,091

Net change in contract owners’ equity	2,186,134	-	6,288,495	(89,003,785)	468,396	(181,974)	(81,398)	116,131
Contract owners’ equity at beginning of period	-	-	266,822,719	355,826,504	1,589,455	1,771,429	344,136	228,005

Contract owners’ equity at end of period	$2,186,134	-	273,111,214	266,822,719	2,057,851	1,589,455	262,738	344,136

CHANGE IN UNITS:
Beginning units	-	-	12,581,737	12,612,797	182,295	172,528	18,459	12,275
Units purchased	211,807	-	1,112,178	2,069,604	106,339	61,818	1,445	8,494
Units redeemed	(551)	-	(2,566,323)	(2,100,664)	(66,091)	(52,051)	(5,325)	(2,310)

Ending units	211,256	-	11,127,592	12,581,737	222,543	182,295	14,579	18,459

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	MGRFV		MSEM		MSEMB		MSGI2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(142)	531	49,965	49,341	32,638	28,873	152,773	220,641
Realized gain (loss) on investments	853	(96)	(54,928)	(60,389)	(73,612)	(6,269)	(254,429)	(906,672)
Change in unrealized gain (loss) on investments	34	(115)	70,546	(187,272)	77,145	(124,471)	(2,073,414)	(2,134,317)
Reinvested capital gains	-	-	-	-	-	-	2,667,253	1,122,011

Net increase (decrease) in contract owners’ equity resulting from operations	745	320	65,583	(198,320)	36,171	(101,867)	492,183	(1,698,337)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	1,184,238	2,607,766
Transfers between funds	(39,829)	38,927	(35,257)	(5,170)	(8,754)	19,554	(62,175)	(819,671)
Redemptions (notes 2, 3, and 4)	(5,070)	-	(45,839)	(100,992)	(119,767)	(4,032)	(1,210,825)	(1,117,238)
Adjustments to maintain reserves	(2)	(186)	2	53	(41)	(67)	10,516	(15,092)

Net equity transactions	(44,901)	38,741	(81,094)	(106,109)	(128,562)	15,455	(78,246)	655,765

Net change in contract owners’ equity	(44,156)	39,061	(15,511)	(304,429)	(92,391)	(86,412)	413,937	(1,042,572)
Contract owners’ equity at beginning of period	44,156	5,095	694,710	999,139	436,631	523,043	18,859,550	19,902,122

Contract owners’ equity at end of period	$-	44,156	679,199	694,710	344,240	436,631	19,273,487	18,859,550

CHANGE IN UNITS:
Beginning units	3,571	414	27,753	32,027	32,877	30,767	1,615,760	1,540,627
Units purchased	-	3,157	-	-	375	2,915	316,564	2,364,628
Units redeemed	(3,571)	-	(3,140)	(4,274)	(12,919)	(805)	(326,280)	(2,289,495)

Ending units	-	3,571	24,613	27,753	20,333	32,877	1,606,044	1,615,760

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	MSVEG2		MSVRE		MSVREB		VKVGR2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(498,251)	(306,755)	21	(44)	5	(4)	1,588	7,494
Realized gain (loss) on investments	1,790,462	(33,763,644)	(1,281)	366	(67)	(74)	(3,600)	(4,213)
Change in unrealized gain (loss) on investments	11,833,315	(1,171,132)	2,120	(6,657)	117	(303)	20,575	(85,000)
Reinvested capital gains	-	15,459,345	-	2,021	-	168	-	8,862

Net increase (decrease) in contract owners’ equity resulting from operations	13,125,526	(19,782,186)	860	(4,314)	55	(213)	18,563	(72,857)

Equity transactions:
Purchase payments received from contract owners (note 4)	5,066,641	7,850,065	-	4,189	-	-	-	531
Transfers between funds	6,192,875	10,102,353	-	3,013	-	-	4,428	(11,842)
Redemptions (notes 2, 3, and 4)	(2,647,692)	(930,794)	(1,979)	(9,517)	(188)	(445)	(4,739)	(3,355)
Adjustments to maintain reserves	(229)	(39,131)	2,322	(3,232)	(587)	578	(11)	3

Net equity transactions	8,611,595	16,982,493	343	(5,547)	(775)	133	(322)	(14,663)

Net change in contract owners’ equity	21,737,121	(2,799,693)	1,203	(9,861)	(720)	(80)	18,241	(87,520)
Contract owners’ equity at beginning of period	20,786,027	23,585,720	8,594	18,455	720	800	199,121	286,641

Contract owners’ equity at end of period	$42,523,148	20,786,027	9,797	8,594	-	720	217,362	199,121

CHANGE IN UNITS:
Beginning units	5,422,532	2,417,344	-	-	-	-	21,999	23,085
Units purchased	9,505,161	5,868,489	-	-	-	-	517	1,047
Units redeemed	(7,339,508)	(2,863,301)	-	-	-	-	(564)	(2,133)

Ending units	7,588,185	5,422,532	-	-	-	-	21,952	21,999

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	DTRTFB		EIF		EIF2		GBF
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$534,157	345,930	66,069	52,816	1,174,803	(434,969)	1,473,618	682,859
Realized gain (loss) on investments	(715,448)	(650,874)	86,749	93,649	4,133,847	13,438,298	(3,793,107)	(3,480,368)
Change in unrealized gain (loss) on investments	1,218,712	(3,120,026)	(6,757)	(927,693)	1,875,405	(79,736,774)	6,047,208	(20,631,620)
Reinvested capital gains	-	-	391,633	524,842	34,848,364	43,054,023	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,037,421	(3,424,970)	537,694	(256,386)	42,032,419	(23,679,422)	3,727,719	(23,429,129)

Equity transactions:
Purchase payments received from contract owners (note 4)	5,298,560	6,494,913	4,594	550,658	26,416,548	43,960,089	773,820	3,581,686
Transfers between funds	1,804,485	(501,073)	(496,754)	(559,090)	(18,148,495)	(23,246,151)	4,358,601	(9,593,032)
Redemptions (notes 2, 3, and 4)	(1,252,403)	(731,518)	(233,451)	(77,932)	(30,412,702)	(24,118,900)	(15,024,632)	(16,913,018)
Adjustments to maintain reserves	(188)	(256)	-	(51)	23,887	(50,834)	44,708	95,226

Net equity transactions	5,850,454	5,262,066	(725,611)	(86,415)	(22,120,762)	(3,455,796)	(9,847,503)	(22,829,138)

Net change in contract owners’ equity	6,887,875	1,837,096	(187,917)	(342,801)	19,911,657	(27,135,218)	(6,119,784)	(46,258,267)
Contract owners’ equity at beginning of period	21,550,869	19,713,773	5,179,764	5,522,565	422,749,082	449,884,300	129,357,446	175,615,713

Contract owners’ equity at end of period	$28,438,744	21,550,869	4,991,847	5,179,764	442,660,739	422,749,082	123,237,662	129,357,446

CHANGE IN UNITS:
Beginning units	2,363,053	1,852,314	224,661	228,554	10,501,212	10,467,255	8,343,542	9,781,904
Units purchased	1,101,764	1,136,379	3,398	31,446	1,066,325	1,886,435	921,328	760,189
Units redeemed	(473,807)	(625,640)	(33,908)	(35,339)	(1,555,174)	(1,852,478)	(1,568,852)	(2,198,551)

Ending units	2,991,010	2,363,053	194,151	224,661	10,012,363	10,501,212	7,696,018	8,343,542

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	GBF2		GEM		GEM2		GIG
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$3,350	1,738	20,989	(20,010)	(44,571)	(689,031)	161,822	281,987
Realized gain (loss) on investments	(4,865)	(49,649)	(61,863)	64,978	(487,687)	898,632	(143,887)	4,950
Change in unrealized gain (loss) on investments	12,197	(12,293)	186,551	(1,956,539)	2,019,728	(25,156,414)	2,082,614	(3,864,011)
Reinvested capital gains	-	-	-	-	-	-	-	1,457,167

Net increase (decrease) in contract owners’ equity resulting from operations	10,682	(60,204)	145,677	(1,911,571)	1,487,470	(24,946,813)	2,100,549	(2,119,907)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	3,985	139,669	364,048	2,184,936	3,417,266	40,884	20,771
Transfers between funds	26,309	(89,216)	(159,538)	(55,480)	820,364	977,426	(254,985)	(280,628)
Redemptions (notes 2, 3, and 4)	(121,076)	(6,282)	(648,628)	(377,697)	(5,205,782)	(5,553,662)	(1,396,596)	(745,262)
Adjustments to maintain reserves	(10)	453	2,388	11,526	35,196	2,170	(2,747)	16,417

Net equity transactions	(94,777)	(91,060)	(666,109)	(57,603)	(2,165,286)	(1,156,800)	(1,613,444)	(988,702)

Net change in contract owners’ equity	(84,095)	(151,264)	(520,432)	(1,969,174)	(677,816)	(26,103,613)	487,105	(3,108,609)
Contract owners’ equity at beginning of period	328,849	480,113	5,267,762	7,236,936	69,295,687	95,399,300	11,046,785	14,155,394

Contract owners’ equity at end of period	$244,754	328,849	4,747,330	5,267,762	68,617,871	69,295,687	11,533,890	11,046,785

CHANGE IN UNITS:
Beginning units	39,461	49,757	299,473	304,251	2,644,559	2,689,124	684,016	743,635
Units purchased	3,121	2,793	24,449	32,253	266,627	417,252	26,236	5,843
Units redeemed	(14,165)	(13,089)	(62,626)	(37,031)	(352,721)	(461,817)	(115,673)	(65,462)

Ending units	28,417	39,461	261,296	299,473	2,558,465	2,644,559	594,579	684,016

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	GVAAA2		GVABD2		GVAGG2		GVAGI2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(85,183,407)	(92,827,489)	(45,200,096)	(48,954,662)	(5,969,979)	(6,075,357)	(51,287,147)	(52,876,289)
Realized gain (loss) on investments	208,365,647	212,138,337	(27,444,861)	(21,034,737)	3,517,952	3,163,845	47,550,971	9,691,179
Change in unrealized gain (loss) on investments	(53,032,439)	(1,468,774,296)	171,874,083	(554,152,926)	38,099,462	(160,563,611)	465,344,542	(826,715,455)
Reinvested capital gains	609,421,905	242,239,973	-	69,153,913	41,488,331	24,846,224	329,461,438	91,882,647

Net increase (decrease) in contract owners’ equity resulting from operations	679,571,706	(1,107,223,475)	99,229,126	(554,988,412)	77,135,766	(138,628,899)	791,069,804	(778,017,918)

Equity transactions:
Purchase payments received from contract owners (note 4)	150,707,363	200,053,517	101,452,283	129,327,739	30,734,821	27,717,103	161,642,037	214,618,507
Transfers between funds	(106,097,760)	(80,917,819)	318,042,063	(92,583,769)	(17,008,037)	10,865,349	(311,512,148)	14,189,999
Redemptions (notes 2, 3, and 4)	(646,745,792)	(568,846,005)	(339,410,172)	(269,151,653)	(34,339,104)	(33,189,412)	(369,951,761)	(293,100,518)
Adjustments to maintain reserves	57,418	(62,702)	112,837	56,873	3,317	(5,708)	(34,702)	9,315

Net equity transactions	(602,078,771)	(449,773,009)	80,197,011	(232,350,810)	(20,609,003)	5,387,332	(519,856,574)	(64,282,697)

Net change in contract owners’ equity	77,492,935	(1,556,996,484)	179,426,137	(787,339,222)	56,526,763	(133,241,567)	271,213,230	(842,300,615)
Contract owners’ equity at beginning of period	5,955,781,315	7,512,777,799	3,164,362,016	3,951,701,238	393,257,838	526,499,405	3,581,136,706	4,423,437,321

Contract owners’ equity at end of period	$6,033,274,250	5,955,781,315	3,343,788,153	3,164,362,016	449,784,601	393,257,838	3,852,349,936	3,581,136,706

CHANGE IN UNITS:
Beginning units	284,753,145	305,685,329	281,102,346	302,194,849	15,032,568	14,886,721	153,188,097	155,446,323
Units purchased	11,098,086	14,298,466	43,717,545	25,154,697	1,598,498	2,310,715	8,366,320	17,007,758
Units redeemed	(38,973,261)	(35,230,650)	(37,011,632)	(46,247,200)	(2,318,804)	(2,164,868)	(28,817,512)	(19,265,984)

Ending units	256,877,970	284,753,145	287,808,259	281,102,346	14,312,262	15,032,568	132,736,905	153,188,097

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	GVAGR2		GVDMA		GVDMC		GVEX1
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(17,488,349)	(16,326,312)	(7,911,364)	(8,619,231)	(6,976,059)	(8,033,547)	7,144	4,817
Realized gain (loss) on investments	29,097,595	22,012,815	(20,201,096)	8,719,345	(21,010,443)	(3,492,961)	(220,260)	158,796
Change in unrealized gain (loss) on investments	224,330,340	(590,017,041)	103,976,835	(330,839,388)	71,922,333	(184,644,763)	478,355	(1,042,731)
Reinvested capital gains	142,410,563	140,425,586	5,786,699	193,455,472	-	96,479,556	1,509	680,982

Net increase (decrease) in contract owners’ equity resulting from operations	378,350,149	(443,904,952)	81,651,074	(137,283,802)	43,935,831	(99,691,715)	266,748	(198,136)

Equity transactions:
Purchase payments received from contract owners (note 4)	142,648,725	184,495,362	13,236,724	19,123,101	6,329,918	8,217,137	20,765	41,298
Transfers between funds	(36,050,182)	(38,296,070)	(13,302,648)	(15,688,802)	(7,653,698)	(12,603,161)	88,909	(20,468)
Redemptions (notes 2, 3, and 4)	(94,282,030)	(85,801,502)	(58,169,032)	(51,333,578)	(64,008,284)	(62,224,863)	(6,709)	(3,594)
Adjustments to maintain reserves	17,988	5,370	1,955	45,311	67,833	(19,219)	(4)	(38,669)

Net equity transactions	12,334,501	60,403,160	(58,233,001)	(47,853,968)	(65,264,231)	(66,630,106)	102,961	(21,433)

Net change in contract owners’ equity	390,684,650	(383,501,792)	23,418,073	(185,137,770)	(21,328,400)	(166,321,821)	369,709	(219,569)
Contract owners’ equity at beginning of period	1,036,455,239	1,419,957,031	532,211,125	717,348,895	491,362,869	657,684,690	1,009,394	1,228,963

Contract owners’ equity at end of period	$1,427,139,889	1,036,455,239	555,629,198	532,211,125	470,034,469	491,362,869	1,379,103	1,009,394

CHANGE IN UNITS:
Beginning units	32,188,415	30,419,590	18,917,182	20,474,930	27,042,809	30,541,468	73,330	72,347
Units purchased	6,147,381	7,509,025	717,152	985,090	743,371	1,136,878	14,409	8,573
Units redeemed	(5,787,849)	(5,740,200)	(2,614,592)	(2,542,838)	(4,208,773)	(4,635,537)	(7,558)	(7,590)

Ending units	32,547,947	32,188,415	17,019,742	18,917,182	23,577,407	27,042,809	80,181	73,330

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	GVEX2		GVIDA		GVIDC		GVIDM
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(5,981,956)	(7,161,068)	(2,885,695)	(2,934,404)	(6,240,356)	(7,224,831)	(21,930,906)	(24,574,424)
Realized gain (loss) on investments	(98,825,123)	16,118,539	(6,588,709)	(1,966,392)	(11,305,909)	(4,797,720)	(70,579,105)	5,611,344
Change in unrealized gain (loss) on investments	498,141,596	(1,517,455,956)	38,470,996	(92,984,007)	44,019,277	(97,828,039)	274,558,259	(813,906,864)
Reinvested capital gains	2,371,855	1,126,258,889	2,187,841	52,081,990	-	35,213,570	-	484,943,883

Net increase (decrease) in contract owners’ equity resulting from operations	395,706,372	(382,239,596)	31,184,433	(45,802,813)	26,473,012	(74,637,020)	182,048,248	(347,926,061)

Equity transactions:
Purchase payments received from contract owners (note 4)	193,513,398	232,788,397	9,484,235	21,007,094	7,152,852	6,567,407	25,401,392	33,732,702
Transfers between funds	(3,012,138)	(23,604,923)	(5,644,921)	(8,259,567)	25,860,897	30,546,370	(35,011,582)	(28,643,481)
Redemptions (notes 2, 3, and 4)	(180,219,090)	(92,367,364)	(14,021,238)	(13,122,354)	(97,960,489)	(89,990,576)	(167,484,257)	(170,505,551)
Adjustments to maintain reserves	418	(50,989)	4,474	2,089	39,176	(28,242)	70,709	7,618

Net equity transactions	10,282,588	116,765,121	(10,177,450)	(372,738)	(64,907,564)	(52,905,041)	(177,023,738)	(165,408,712)

Net change in contract owners’ equity	405,988,960	(265,474,475)	21,006,983	(46,175,551)	(38,434,552)	(127,542,061)	5,024,510	(513,334,773)
Contract owners’ equity at beginning of period	1,651,508,540	1,916,983,015	181,665,104	227,840,655	447,183,991	574,726,052	1,490,102,284	2,003,437,057

Contract owners’ equity at end of period	$2,057,497,500	1,651,508,540	202,672,087	181,665,104	408,749,439	447,183,991	1,495,126,794	1,490,102,284

CHANGE IN UNITS:
Beginning units	68,530,657	63,920,248	6,136,684	6,084,448	31,309,029	34,836,218	66,635,680	73,533,531
Units purchased	11,804,448	13,778,994	407,175	860,966	4,095,495	5,685,342	1,496,808	2,246,440
Units redeemed	(11,538,727)	(9,168,585)	(725,339)	(808,730)	(8,518,171)	(9,212,531)	(8,960,361)	(9,144,291)

Ending units	68,796,378	68,530,657	5,818,520	6,136,684	26,886,353	31,309,029	59,172,127	66,635,680

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	GVIX2		GVIX8		HIBF		IDPG2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$109,723	184,574	1,137,610	2,975,613	1,756,780	1,594,907	(13,343,844)	(14,629,687)
Realized gain (loss) on investments	130,755	26,462	1,362,954	222,280	(1,131,546)	(1,430,222)	(14,549,416)	1,234,256
Change in unrealized gain (loss) on investments	775,275	(1,120,873)	17,883,857	(26,611,858)	3,759,385	(8,032,804)	130,422,239	(354,130,232)
Reinvested capital gains	-	-	-	-	-	-	-	174,421,346

Net increase (decrease) in contract owners’ equity resulting from operations	1,015,753	(909,837)	20,384,421	(23,413,965)	4,384,619	(7,868,119)	102,528,979	(193,104,317)

Equity transactions:
Purchase payments received from contract owners (note 4)	502,054	346,337	13,415,738	14,076,408	1,430,128	3,877,472	18,507,418	26,892,464
Transfers between funds	(74,503)	1,084,550	(7,178,600)	3,807,388	(693,691)	(4,636,486)	(7,736,746)	(6,086,853)
Redemptions (notes 2, 3, and 4)	(154,104)	(45,331)	(11,960,688)	(8,026,570)	(3,910,763)	(5,499,335)	(96,276,538)	(77,940,473)
Adjustments to maintain reserves	(35)	(205)	(414)	16,815	4,098	12,656	(379)	13,746

Net equity transactions	273,412	1,385,351	(5,723,964)	9,874,041	(3,170,228)	(6,245,693)	(85,506,245)	(57,121,116)

Net change in contract owners’ equity	1,289,165	475,514	14,660,457	(13,539,924)	1,214,391	(14,113,812)	17,022,734	(250,225,433)
Contract owners’ equity at beginning of period	6,128,624	5,653,110	136,092,478	149,632,402	39,700,410	53,814,222	951,239,371	1,201,464,804

Contract owners’ equity at end of period	$7,417,789	6,128,624	150,752,935	136,092,478	40,914,801	39,700,410	968,262,105	951,239,371

CHANGE IN UNITS:
Beginning units	479,816	373,545	12,157,625	11,283,499	1,726,000	2,029,175	75,192,744	79,500,071
Units purchased	79,631	116,511	1,720,049	2,209,973	321,564	1,210,463	2,726,024	3,742,767
Units redeemed	(60,568)	(10,240)	(2,242,703)	(1,335,847)	(448,517)	(1,513,638)	(9,236,337)	(8,050,094)

Ending units	498,879	479,816	11,634,971	12,157,625	1,599,047	1,726,000	68,682,431	75,192,744

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	IDPGI2		MCIF		MCIF2		MSBF
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(5,528,406)	(6,005,739)	(659,947)	(871,701)	(2,083)	(4,474)	7,650,299	3,698,604
Realized gain (loss) on investments	(4,908,988)	(1,486,237)	(12,335,920)	(3,472,211)	(28,000)	43,605	(2,988,554)	(892,134)
Change in unrealized gain (loss) on investments	49,938,961	(110,887,362)	44,258,387	(152,246,264)	336,937	(1,370,346)	(2,024,079)	(10,851,247)
Reinvested capital gains	-	44,393,815	19,671,977	96,906,658	184,563	846,850	9,867,656	-

Net increase (decrease) in contract owners’ equity resulting from operations	39,501,567	(73,985,523)	50,934,497	(59,683,518)	491,417	(484,365)	12,505,322	(8,044,777)

Equity transactions:
Purchase payments received from contract owners (note 4)	13,187,797	15,713,995	30,859,210	36,817,631	331,020	627,798	5,672,099	1,212,686
Transfers between funds	(2,533,721)	(3,811,860)	(10,384,145)	(13,909,223)	(37,357)	(185,597)	10,667,063	(19,580,844)
Redemptions (notes 2, 3, and 4)	(39,787,822)	(36,132,886)	(31,694,538)	(20,298,216)	(21,383)	(21,631)	(21,506,861)	(18,554,260)
Adjustments to maintain reserves	(99)	3,048	12,956	(61,796)	2,341	41,474	1,098	8,431

Net equity transactions	(29,133,845)	(24,227,703)	(11,206,517)	2,548,396	274,621	462,044	(5,166,601)	(36,913,987)

Net change in contract owners’ equity	10,367,722	(98,213,226)	39,727,980	(57,135,122)	766,038	(22,321)	7,338,721	(44,958,764)
Contract owners’ equity at beginning of period	391,467,240	489,680,466	363,589,143	420,724,265	3,191,947	3,214,268	173,903,047	218,861,811

Contract owners’ equity at end of period	$401,834,962	391,467,240	403,317,123	363,589,143	3,957,985	3,191,947	181,241,768	173,903,047

CHANGE IN UNITS:
Beginning units	33,935,314	35,957,659	7,397,637	7,270,935	233,358	203,283	9,566,554	11,592,574
Units purchased	1,825,697	2,077,370	1,147,916	1,457,077	42,633	67,757	2,042,473	802,928
Units redeemed	(4,281,760)	(4,099,715)	(1,301,535)	(1,330,375)	(22,971)	(37,682)	(2,338,556)	(2,828,948)

Ending units	31,479,251	33,935,314	7,244,018	7,397,637	253,020	233,358	9,270,471	9,566,554

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NAMAA2		NAMGI2		NCPG2		NCPGI2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(33,285,345)	(35,204,800)	(8,887,822)	(8,687,741)	(15,730,090)	(17,445,658)	(6,806,156)	(7,442,524)
Realized gain (loss) on investments	(19,955,905)	11,094,136	21,200,603	8,497,848	3,376,280	7,515,446	(217,016)	(221,681)
Change in unrealized gain (loss) on investments	207,997,587	(1,008,311,999)	79,119,210	(121,467,015)	108,427,209	(218,498,192)	56,771,502	(80,863,797)
Reinvested capital gains	197,806,916	584,678,926	46,769,497	-	18,645,012	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	352,563,253	(447,743,737)	138,201,488	(121,656,908)	114,718,411	(228,428,404)	49,748,330	(88,528,002)

Equity transactions:
Purchase payments received from contract owners (note 4)	76,195,934	123,569,045	33,756,076	62,201,532	28,631,562	31,730,665	14,267,532	17,820,917
Transfers between funds	(20,742,744)	(15,519,799)	(31,553,696)	(4,440,317)	(7,098,413)	(7,120,525)	(5,419,840)	(4,023,135)
Redemptions (notes 2, 3, and 4)	(273,960,796)	(190,041,119)	(52,664,155)	(33,135,205)	(105,204,882)	(102,082,034)	(47,481,287)	(45,576,819)
Adjustments to maintain reserves	(776)	17,371	958	233	(3,350)	8,926	442	6,582

Net equity transactions	(218,508,382)	(81,974,502)	(50,460,817)	24,626,243	(83,675,083)	(77,462,968)	(38,633,153)	(31,772,455)

Net change in contract owners’ equity	134,054,871	(529,718,239)	87,740,671	(97,030,665)	31,043,328	(305,891,372)	11,115,177	(120,300,457)
Contract owners’ equity at beginning of period	2,380,848,717	2,910,566,956	640,232,210	737,262,875	1,110,826,093	1,416,717,465	479,132,933	599,433,390

Contract owners’ equity at end of period	$2,514,903,588	2,380,848,717	727,972,881	640,232,210	1,141,869,421	1,110,826,093	490,248,110	479,132,933

CHANGE IN UNITS:
Beginning units	183,113,418	189,340,615	39,789,707	38,256,023	85,114,271	90,803,864	40,264,988	42,838,012
Units purchased	9,285,574	11,946,157	2,983,412	5,275,025	3,481,316	4,735,616	1,762,406	2,579,758
Units redeemed	(25,287,667)	(18,173,354)	(5,876,644)	(3,741,341)	(9,703,507)	(10,425,209)	(4,912,849)	(5,152,782)

Ending units	167,111,325	183,113,418	36,896,475	39,789,707	78,892,080	85,114,271	37,114,545	40,264,988

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NJMMA2		NJNDE2		NVAMV1		NVAMV2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$317,752	(408,138)	(378,265)	(307,228)	127,067	(51,403)	18,951	(361,445)
Realized gain (loss) on investments	(554,853)	(377,541)	1,148,142	914,040	378,704	473,986	1,404,435	1,092,283
Change in unrealized gain (loss) on investments	2,504,537	(5,488,578)	14,361,354	(11,167,148)	(1,401)	(6,029,741)	(676,532)	(13,044,586)
Reinvested capital gains	-	513,394	-	331,849	1,774,658	4,646,392	3,621,521	9,932,807

Net increase (decrease) in contract owners’ equity resulting from operations	2,267,436	(5,760,863)	15,131,231	(10,228,487)	2,279,028	(960,766)	4,368,375	(2,380,941)

Equity transactions:
Purchase payments received from contract owners (note 4)	2,588,599	9,170,046	15,384,700	21,861,537	2	2,096	38,856	(648)
Transfers between funds	(840,235)	(776,308)	(1,615,713)	916,824	(210,127)	(306,223)	(1,730,773)	(3,028,922)
Redemptions (notes 2, 3, and 4)	(1,565,202)	(1,337,102)	(3,369,443)	(2,197,245)	(2,902,556)	(2,943,131)	(7,072,668)	(5,846,941)
Adjustments to maintain reserves	(119)	(491)	(175)	(3,811)	4,734	1,832	21,594	(35,277)

Net equity transactions	183,043	7,056,145	10,399,369	20,577,305	(3,107,947)	(3,245,426)	(8,742,991)	(8,911,788)

Net change in contract owners’ equity	2,450,479	1,295,282	25,530,600	10,348,818	(828,919)	(4,206,192)	(4,374,616)	(11,292,729)
Contract owners’ equity at beginning of period	30,566,498	29,271,216	54,700,427	44,351,609	33,095,881	37,302,073	68,673,843	79,966,572

Contract owners’ equity at end of period	$33,016,977	30,566,498	80,231,027	54,700,427	32,266,962	33,095,881	64,299,227	68,673,843

CHANGE IN UNITS:
Beginning units	3,455,985	2,741,466	3,989,542	2,576,767	829,955	912,757	1,805,313	2,043,608
Units purchased	496,364	1,101,686	1,334,323	1,810,178	-	-	18,455	14,016
Units redeemed	(473,383)	(387,167)	(648,865)	(397,403)	(76,648)	(82,802)	(244,382)	(252,311)

Ending units	3,478,966	3,455,985	4,675,000	3,989,542	753,307	829,955	1,579,386	1,805,313

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVAMVX		NVAMVZ		NVBX		NVCBD1
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$29,534	5,035	93,579	(662,205)	18,881	14,501	46,967	33,599
Realized gain (loss) on investments	355,737	442,221	9,361,439	10,165,346	(227)	(148,093)	(186,738)	(60,511)
Change in unrealized gain (loss) on investments	(352,684)	(1,383,458)	(7,684,535)	(39,307,901)	19,163	(4,839)	245,248	(471,960)
Reinvested capital gains	292,116	791,300	9,244,470	25,129,133	-	5,953	-	3,341

Net increase (decrease) in contract owners’ equity resulting from operations	324,703	(144,902)	11,014,953	(4,675,627)	37,817	(132,478)	105,477	(495,531)

Equity transactions:
Purchase payments received from contract owners (note 4)	116,127	289,598	5,036,421	8,791,799	-	-	7,319	8,289
Transfers between funds	(418,601)	(88,103)	(17,553,737)	(492,665)	58,489	(306,981)	(52,472)	634,517
Redemptions (notes 2, 3, and 4)	(532,985)	(327,797)	(17,392,345)	(14,683,997)	-	-	(329,200)	(233,884)
Adjustments to maintain reserves	(85)	(154)	(863)	9,449	(12)	865	(40)	(33)

Net equity transactions	(835,544)	(126,456)	(29,910,524)	(6,375,414)	58,477	(306,116)	(374,393)	408,889

Net change in contract owners’ equity	(510,841)	(271,358)	(18,895,571)	(11,051,041)	96,294	(438,594)	(268,916)	(86,642)
Contract owners’ equity at beginning of period	5,781,202	6,052,560	176,212,496	187,263,537	762,261	1,200,855	2,882,674	2,969,316

Contract owners’ equity at end of period	$5,270,361	5,781,202	157,316,925	176,212,496	858,555	762,261	2,613,758	2,882,674

CHANGE IN UNITS:
Beginning units	376,450	385,404	11,610,728	11,992,913	77,370	105,005	238,604	207,005
Units purchased	55,664	94,957	1,120,259	2,604,503	5,906	173	29,000	70,184
Units redeemed	(112,572)	(103,911)	(3,069,837)	(2,986,688)	-	(27,808)	(59,210)	(38,585)

Ending units	319,542	376,450	9,661,150	11,610,728	83,276	77,370	208,394	238,604

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVCBD2		NVCCA2		NVCCN2		NVCMA2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$1,314,350	623,883	(27,263,060)	(30,334,192)	(7,393,731)	(8,512,715)	(4,474,441)	(4,686,535)
Realized gain (loss) on investments	(2,508,895)	(2,396,325)	(13,123,292)	20,978,335	(1,538,140)	441,653	(4,989,910)	(4,747,734)
Change in unrealized gain (loss) on investments	4,404,432	(17,476,705)	156,828,450	(463,059,311)	34,409,819	(92,253,718)	35,111,102	(54,419,117)
Reinvested capital gains	-	114,829	133,907,987	85,901,079	10,291,081	12,464,901	19,054,395	5,709,996

Net increase (decrease) in contract owners’ equity resulting from operations	3,209,887	(19,134,318)	250,350,085	(386,514,089)	35,769,029	(87,859,879)	44,701,146	(58,143,390)

Equity transactions:
Purchase payments received from contract owners (note 4)	2,653,835	6,650,858	11,044,971	18,899,966	9,692,681	10,259,265	12,701,996	20,069,071
Transfers between funds	3,114,623	1,828,507	(12,440,993)	(21,934,168)	7,681,260	31,199,659	(2,668,196)	(5,117,410)
Redemptions (notes 2, 3, and 4)	(9,174,948)	(10,003,962)	(209,582,707)	(220,252,428)	(92,500,644)	(92,110,350)	(31,000,952)	(24,011,797)
Adjustments to maintain reserves	44,524	25,075	22,891	81,974	4,633	10,937	(666)	8,363

Net equity transactions	(3,361,966)	(1,499,522)	(210,955,838)	(223,204,656)	(75,122,070)	(50,640,489)	(20,967,818)	(9,051,773)

Net change in contract owners’ equity	(152,079)	(20,633,840)	39,394,247	(609,718,745)	(39,353,041)	(138,500,368)	23,733,328	(67,195,163)
Contract owners’ equity at beginning of period	96,512,134	117,145,974	1,834,138,481	2,443,857,226	536,701,134	675,201,502	287,394,410	354,589,573

Contract owners’ equity at end of period	$96,360,055	96,512,134	1,873,532,728	1,834,138,481	497,348,093	536,701,134	311,127,738	287,394,410

CHANGE IN UNITS:
Beginning units	8,451,486	8,606,445	108,932,578	121,505,952	43,213,362	47,157,538	16,428,664	16,993,711
Units purchased	1,129,464	1,628,645	1,144,683	1,747,948	3,667,827	6,870,746	980,643	1,365,617
Units redeemed	(1,441,718)	(1,783,604)	(12,962,446)	(14,321,322)	(9,549,654)	(10,814,922)	(2,131,628)	(1,930,664)

Ending units	8,139,232	8,451,486	97,114,815	108,932,578	37,331,535	43,213,362	15,277,679	16,428,664

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVCMC2		NVCMD2		NVCRA2		NVCRB2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(7,433,568)	(8,507,709)	(26,659,270)	(29,373,865)	(1,743,760)	(1,685,336)	(22,251,679)	(24,718,279)
Realized gain (loss) on investments	(5,096,912)	552,247	(4,968,475)	15,893,262	2,573,592	1,573,529	(355,362)	15,840,568
Change in unrealized gain (loss) on investments	36,290,633	(102,837,050)	142,155,617	(395,656,424)	11,003,899	(20,386,571)	117,435,475	(340,431,620)
Reinvested capital gains	25,161,210	15,491,974	116,461,866	57,911,284	7,159,955	428,031	76,587,487	56,364,890

Net increase (decrease) in contract owners’ equity resulting from operations	48,921,363	(95,300,538)	226,989,738	(351,225,743)	18,993,686	(20,070,347)	171,415,921	(292,944,441)

Equity transactions:
Purchase payments received from contract owners (note 4)	5,356,472	10,698,920	41,604,419	57,139,412	10,176,649	20,606,978	19,954,932	27,120,068
Transfers between funds	(12,501,613)	(5,277,828)	(24,956,101)	(23,899,292)	(801,567)	(2,022,415)	(6,164,680)	(12,909,511)
Redemptions (notes 2, 3, and 4)	(67,189,962)	(62,274,285)	(206,755,579)	(205,327,772)	(8,571,809)	(8,381,260)	(174,923,581)	(180,879,761)
Adjustments to maintain reserves	13,513	4,650	13,616	64,776	563	(759)	33,644	67,994

Net equity transactions	(74,321,590)	(56,848,543)	(190,093,645)	(172,022,876)	803,836	10,202,544	(161,099,685)	(166,601,210)

Net change in contract owners’ equity	(25,400,227)	(152,149,081)	36,896,093	(523,248,619)	19,797,522	(9,867,803)	10,316,236	(459,545,651)
Contract owners’ equity at beginning of period	528,045,504	680,194,585	1,818,191,751	2,341,440,370	108,288,339	118,156,142	1,554,154,358	2,013,700,009

Contract owners’ equity at end of period	$502,645,277	528,045,504	1,855,087,844	1,818,191,751	128,085,861	108,288,339	1,564,470,594	1,554,154,358

CHANGE IN UNITS:
Beginning units	36,958,066	40,815,042	113,068,702	123,502,905	5,963,134	5,473,421	103,046,921	113,628,707
Units purchased	754,336	1,728,290	2,779,557	4,005,203	919,221	1,367,140	3,180,535	3,574,671
Units redeemed	(5,770,688)	(5,585,266)	(14,209,744)	(14,439,406)	(917,739)	(877,427)	(13,468,011)	(14,156,457)

Ending units	31,941,714	36,958,066	101,638,515	113,068,702	5,964,616	5,963,134	92,759,445	103,046,921

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVDBL2		NVDCA2		NVFIII		NVGEII
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(16,400,161)	(18,149,576)	(15,324,429)	(16,942,141)	575,894	150,386	115,038	133,309
Realized gain (loss) on investments	(27,752,419)	4,572,106	(38,123,980)	9,442,181	(483,423)	(815,446)	747,715	1,064,938
Change in unrealized gain (loss) on investments	168,805,662	(481,940,649)	195,826,658	(633,031,661)	1,407,042	(4,724,216)	7,964,002	(9,173,147)
Reinvested capital gains	-	257,158,082	1,001,364	382,456,849	-	-	-	94

Net increase (decrease) in contract owners’ equity resulting from operations	124,653,082	(238,360,037)	143,379,613	(258,074,772)	1,499,513	(5,389,276)	8,826,755	(7,974,806)

Equity transactions:
Purchase payments received from contract owners (note 4)	17,563,956	22,015,605	7,645,756	18,344,637	9,416,149	7,232,204	10,710,023	10,558,668
Transfers between funds	(11,172,098)	(11,286,836)	(9,424,968)	(13,628,734)	2,554,657	(2,912,858)	(2,186,272)	(1,006,133)
Redemptions (notes 2, 3, and 4)	(133,140,265)	(122,331,826)	(114,664,137)	(121,396,614)	(2,108,152)	(1,615,866)	(2,280,951)	(1,776,563)
Adjustments to maintain reserves	9,280	52,660	37,924	23,300	(132)	(763)	(122)	(3,075)

Net equity transactions	(126,739,127)	(111,550,397)	(116,405,425)	(116,657,411)	9,862,522	2,702,717	6,242,678	7,772,897

Net change in contract owners’ equity	(2,086,045)	(349,910,434)	26,974,188	(374,732,183)	11,362,035	(2,686,559)	15,069,433	(201,909)
Contract owners’ equity at beginning of period	1,156,568,352	1,506,478,786	1,037,828,812	1,412,560,995	31,506,977	34,193,536	43,177,588	43,379,497

Contract owners’ equity at end of period	$1,154,482,307	1,156,568,352	1,064,803,000	1,037,828,812	42,869,012	31,506,977	58,247,021	43,177,588

CHANGE IN UNITS:
Beginning units	64,491,785	70,464,357	46,600,455	51,530,744	3,456,865	3,195,180	3,532,390	2,930,870
Units purchased	1,887,315	2,372,905	727,299	1,206,310	1,517,565	1,030,544	970,435	1,084,941
Units redeemed	(8,650,686)	(8,345,477)	(5,633,358)	(6,136,599)	(447,516)	(768,859)	(495,242)	(483,421)

Ending units	57,728,414	64,491,785	41,694,396	46,600,455	4,526,914	3,456,865	4,007,583	3,532,390

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVIE6		NVLCP2		NVLCPP		NVMGA2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$378,112	689,941	18,102	7,425	7,930,806	3,883,303	(4,534,404)	(4,778,750)
Realized gain (loss) on investments	200,593	419,591	(1,115)	(78,889)	(7,213,012)	(8,228,531)	4,639,774	2,960,487
Change in unrealized gain (loss) on investments	5,716,044	(12,007,200)	23,873	(34,026)	20,702,678	(71,405,798)	32,540,875	(62,092,662)
Reinvested capital gains	-	4,431,823	-	7,153	-	4,801,615	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,294,749	(6,465,845)	40,860	(98,337)	21,420,472	(70,949,411)	32,646,245	(63,910,925)

Equity transactions:
Purchase payments received from contract owners (note 4)	1,526,845	367,364	128,502	12,525	8,884,831	10,950,624	11,930,529	18,141,347
Transfers between funds	(362,785)	473,023	36,301	27,164	22,441,196	(11,333,713)	(6,904,795)	5,619,863
Redemptions (notes 2, 3, and 4)	(2,763,004)	(2,834,612)	(14,283)	(8,546)	(38,701,198)	(37,124,494)	(30,159,806)	(18,952,629)
Adjustments to maintain reserves	(634)	2,740	1,589	(229)	6,225	62,000	(310)	7,564

Net equity transactions	(1,599,578)	(1,991,485)	152,109	30,914	(7,368,946)	(37,445,583)	(25,134,382)	4,816,145

Net change in contract owners’ equity	4,695,171	(8,457,330)	192,969	(67,423)	14,051,526	(108,394,994)	7,511,863	(59,094,780)
Contract owners’ equity at beginning of period	33,452,583	41,909,913	569,983	637,406	373,423,761	481,818,755	331,518,956	390,613,736

Contract owners’ equity at end of period	$38,147,754	33,452,583	762,952	569,983	387,475,287	373,423,761	339,030,819	331,518,956

CHANGE IN UNITS:
Beginning units	3,312,582	3,502,801	42,506	40,555	44,324,455	48,708,497	30,058,487	29,761,850
Units purchased	411,714	261,163	21,872	5,509	5,407,572	4,157,333	1,480,230	2,987,096
Units redeemed	(569,118)	(451,382)	(10,861)	(3,558)	(6,270,374)	(8,541,375)	(3,674,397)	(2,690,459)

Ending units	3,155,178	3,312,582	53,517	42,506	43,461,653	44,324,455	27,864,320	30,058,487

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVMIG1		NVMIG6		NVMIVX		NVMIVZ
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$91,312	(243,683)	(152,926)	(2,307,422)	25,333	43,165	1,300,931	3,713,392
Realized gain (loss) on investments	(1,171,670)	(869,664)	(13,435,054)	(6,698,452)	65,282	44,266	233,448	3,505,101
Change in unrealized gain (loss) on investments	3,288,253	(10,366,000)	33,291,077	(83,760,938)	154,684	(236,378)	18,620,303	(22,248,276)
Reinvested capital gains	-	712,354	-	6,474,982	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,207,895	(10,766,993)	19,703,097	(86,291,830)	245,299	(148,947)	20,154,682	(15,029,783)

Equity transactions:
Purchase payments received from contract owners (note 4)	96,954	199,144	1,572,348	8,208,038	19,682	31,244	1,813,406	2,603,431
Transfers between funds	(435,731)	(153,720)	(8,083,257)	31,921,024	(1,691)	(72,685)	(17,367,124)	3,903,696
Redemptions (notes 2, 3, and 4)	(1,224,273)	(1,205,706)	(13,107,527)	(12,807,677)	(250,641)	(136,830)	(18,981,632)	(18,298,979)
Adjustments to maintain reserves	5,711	56,130	25,125	(22,613)	369	5,223	(338)	8,465

Net equity transactions	(1,557,339)	(1,104,152)	(19,593,311)	27,298,772	(232,281)	(173,048)	(34,535,688)	(11,783,387)

Net change in contract owners’ equity	650,556	(11,871,145)	109,786	(58,993,058)	13,018	(321,995)	(14,381,006)	(26,813,170)
Contract owners’ equity at beginning of period	16,230,356	28,101,501	150,518,768	209,511,826	1,855,945	2,177,940	171,565,550	198,378,720

Contract owners’ equity at end of period	$16,880,912	16,230,356	150,628,554	150,518,768	1,868,963	1,855,945	157,184,544	171,565,550

CHANGE IN UNITS:
Beginning units	1,461,401	1,554,725	12,755,434	10,844,176	154,806	169,230	14,533,815	15,544,285
Units purchased	15,063	66,210	869,878	4,222,518	10,890	7,940	849,814	1,733,123
Units redeemed	(145,659)	(159,534)	(2,421,268)	(2,311,260)	(29,228)	(22,364)	(3,670,728)	(2,743,593)

Ending units	1,330,805	1,461,401	11,204,044	12,755,434	136,468	154,806	11,712,901	14,533,815

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVMLG1		NVMLG2		NVMM2		NVMMG1
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$580,161	460,304	7,032,731	4,986,074	74,198	(4,093)	(1,719,669)	(1,935,736)
Realized gain (loss) on investments	(609,090)	(1,088,826)	(1,287,380)	(13,208,993)	-	-	(11,824,776)	(10,981,251)
Change in unrealized gain (loss) on investments	3,063,665	(3,369,195)	33,401,759	(42,664,872)	-	-	36,155,980	(109,455,101)
Reinvested capital gains	728,316	2,204,080	9,188,054	28,096,056	-	15	-	38,896,694

Net increase (decrease) in contract owners’ equity resulting from operations	3,763,052	(1,793,637)	48,335,164	(22,791,735)	74,198	(4,078)	22,611,535	(83,475,394)

Equity transactions:
Purchase payments received from contract owners (note 4)	102,590	95,902	15,709,490	12,642,656	2,408,187	131,963	467,121	1,786,666
Transfers between funds	2,928,053	318,931	25,494,938	(13,060,053)	1,190,846	104,910	(1,966,790)	(2,838,661)
Redemptions (notes 2, 3, and 4)	(1,273,575)	(935,247)	(13,438,964)	(14,309,790)	(2,219,927)	(927,731)	(10,125,814)	(12,944,848)
Adjustments to maintain reserves	14,208	(19,130)	4,126	(24,613)	(24)	1	18,666	(7,752)

Net equity transactions	1,771,276	(539,544)	27,769,590	(14,751,800)	1,379,082	(690,857)	(11,606,817)	(14,004,595)

Net change in contract owners’ equity	5,534,328	(2,333,181)	76,104,754	(37,543,535)	1,453,280	(694,935)	11,004,718	(97,479,989)
Contract owners’ equity at beginning of period	10,776,886	13,110,067	138,315,104	175,858,639	703,543	1,398,478	123,532,548	221,012,537

Contract owners’ equity at end of period	$16,311,214	10,776,886	214,419,858	138,315,104	2,156,823	703,543	134,537,266	123,532,548

CHANGE IN UNITS:
Beginning units	291,776	306,158	3,990,989	4,373,691	71,675	142,905	5,600,134	6,168,000
Units purchased	78,434	55,659	1,669,962	1,623,855	390,861	40,444	33,621	92,871
Units redeemed	(39,623)	(70,041)	(1,019,285)	(2,006,557)	(250,144)	(111,674)	(509,848)	(660,737)

Ending units	330,587	291,776	4,641,666	3,990,989	212,392	71,675	5,123,907	5,600,134

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVMMG2		NVMMV1		NVMMV2		NVNMO1
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(1,428,350)	(1,556,849)	5,586	5,853	150,063	(62,479)	(562,027)	(683,977)
Realized gain (loss) on investments	(17,210,061)	(9,721,626)	(72,301)	(13,369)	(6,406,459)	(5,430,980)	920,274	1,982,601
Change in unrealized gain (loss) on investments	35,738,506	(79,890,492)	35,139	(73,944)	(9,497,351)	(19,705,853)	8,229,532	(25,081,663)
Reinvested capital gains	-	32,870,398	78,999	55,523	29,694,770	16,134,967	5,039,932	7,950,507

Net increase (decrease) in contract owners’ equity resulting from operations	17,100,095	(58,298,569)	47,423	(25,937)	13,941,023	(9,064,345)	13,627,711	(15,832,532)

Equity transactions:
Purchase payments received from contract owners (note 4)	1,727,363	3,369,990	-	416	4,186,926	5,801,726	125,669	330,134
Transfers between funds	(2,037,731)	13,263,703	(98,090)	15,794	(9,445,722)	1,719,255	(1,583,501)	(1,216,341)
Redemptions (notes 2, 3, and 4)	(9,416,593)	(9,654,825)	(50,648)	(140,140)	(19,257,172)	(18,416,908)	(5,251,880)	(5,100,936)
Adjustments to maintain reserves	2,003	(2,605)	(7)	(11,511)	14,029	24,470	9,138	(17,763)

Net equity transactions	(9,724,958)	6,976,263	(148,745)	(135,441)	(24,501,939)	(10,871,457)	(6,700,574)	(6,004,906)

Net change in contract owners’ equity	7,375,137	(51,322,306)	(101,322)	(161,378)	(10,560,916)	(19,935,802)	6,927,137	(21,837,438)
Contract owners’ equity at beginning of period	92,690,911	144,013,217	574,533	735,911	215,614,722	235,550,524	66,413,398	88,250,836

Contract owners’ equity at end of period	$100,066,048	92,690,911	473,211	574,533	205,053,806	215,614,722	73,340,535	66,413,398

CHANGE IN UNITS:
Beginning units	4,472,363	4,260,944	25,749	31,910	8,345,185	8,751,029	2,722,064	2,959,489
Units purchased	618,001	1,320,704	6,981	1,201	376,311	1,004,894	11,874	16,159
Units redeemed	(1,026,264)	(1,109,285)	(13,118)	(7,362)	(1,325,687)	(1,410,738)	(265,193)	(253,584)

Ending units	4,064,100	4,472,363	19,612	25,749	7,395,809	8,345,185	2,468,745	2,722,064

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVNMO2		NVNSR1		NVNSR2		NVOLG1
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(443,982)	(504,277)	(15,793)	(14,492)	(1,028,863)	(960,505)	353,975	(2,033,692)
Realized gain (loss) on investments	323,431	295,479	(39,973)	(12,898)	(1,391,509)	874,659	1,946,137	1,065,571
Change in unrealized gain (loss) on investments	5,345,368	(14,251,172)	146,125	(609,461)	7,508,722	(34,423,731)	78,307,539	(148,664,151)
Reinvested capital gains	3,076,008	5,059,945	188,257	113,382	9,883,188	6,278,109	-	27,549,393

Net increase (decrease) in contract owners’ equity resulting from operations	8,300,825	(9,400,025)	278,616	(523,469)	14,971,538	(28,231,468)	80,607,651	(122,082,879)

Equity transactions:
Purchase payments received from contract owners (note 4)	407,891	2,376,157	3,151	17,406	2,099,426	2,461,800	1,720,139	2,952,635
Transfers between funds	(3,725,247)	9,916	(9,230)	(256,389)	(1,560,887)	(4,838,470)	(5,999,791)	(4,899,581)
Redemptions (notes 2, 3, and 4)	(2,511,025)	(3,057,850)	(112,533)	(134,584)	(8,164,050)	(10,706,430)	(34,501,750)	(35,854,612)
Adjustments to maintain reserves	(363)	(2,566)	(53)	(49)	3,451	5,633	42,582	(110,463)

Net equity transactions	(5,828,744)	(674,343)	(118,665)	(373,616)	(7,622,060)	(13,077,467)	(38,738,820)	(37,912,021)

Net change in contract owners’ equity	2,472,081	(10,074,368)	159,951	(897,085)	7,349,478	(41,308,935)	41,868,831	(159,994,900)
Contract owners’ equity at beginning of period	41,562,832	51,637,200	1,510,981	2,408,066	82,648,943	123,957,878	380,499,217	540,494,117

Contract owners’ equity at end of period	$44,034,913	41,562,832	1,670,932	1,510,981	89,998,421	82,648,943	422,368,048	380,499,217

CHANGE IN UNITS:
Beginning units	1,776,328	1,803,208	64,240	77,964	3,655,873	4,161,778	8,224,215	8,981,264
Units purchased	64,173	273,407	4,930	4,568	160,120	288,302	62,820	117,556
Units redeemed	(289,457)	(300,287)	(9,482)	(18,292)	(470,109)	(794,207)	(808,062)	(874,605)

Ending units	1,551,044	1,776,328	59,688	64,240	3,345,884	3,655,873	7,478,973	8,224,215

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVOLG2		NVRE1		NVRE2		NVSIX2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(1,613,174)	(4,834,980)	289,924	70,078	340,430	(278,889)	(519,214)	(1,074,676)
Realized gain (loss) on investments	10,034,022	11,314,822	(562,765)	230,453	381,178	5,279,258	(19,074,635)	(8,077,654)
Change in unrealized gain (loss) on investments	93,522,813	(203,242,783)	2,928,056	(17,585,819)	4,867,105	(42,775,624)	45,948,664	(62,002,505)
Reinvested capital gains	-	36,583,958	733,161	2,871,459	1,536,414	5,942,825	1,178,703	24,019,845

Net increase (decrease) in contract owners’ equity resulting from operations	101,943,661	(160,178,983)	3,388,376	(14,413,829)	7,125,127	(31,832,430)	27,533,518	(47,134,990)

Equity transactions:
Purchase payments received from contract owners (note 4)	10,069,987	22,675,511	163,675	597,017	1,784,088	4,083,351	20,721,104	24,929,599
Transfers between funds	(24,616,437)	(38,637,026)	(1,779,872)	(687,382)	(2,103,017)	(1,682,260)	(11,268,042)	13,329,972
Redemptions (notes 2, 3, and 4)	(48,910,765)	(52,105,987)	(2,538,155)	(2,645,056)	(5,781,850)	(7,213,650)	(15,630,797)	(10,643,929)
Adjustments to maintain reserves	(7,927)	19,248	11,403	276,275	12,536	2,165	3,732	(16,628)

Net equity transactions	(63,465,142)	(68,048,254)	(4,142,949)	(2,459,146)	(6,088,243)	(4,810,394)	(6,174,003)	27,599,014

Net change in contract owners’ equity	38,478,519	(228,227,237)	(754,573)	(16,872,975)	1,036,884	(36,642,824)	21,359,515	(19,535,976)
Contract owners’ equity at beginning of period	496,354,183	724,581,420	33,304,006	50,176,981	68,631,305	105,274,129	190,123,553	209,659,529

Contract owners’ equity at end of period	$534,832,702	496,354,183	32,549,433	33,304,006	69,668,189	68,631,305	211,483,068	190,123,553

CHANGE IN UNITS:
Beginning units	11,299,381	12,644,828	1,864,968	2,016,971	4,225,753	4,572,952	10,506,783	9,060,427
Units purchased	601,616	1,422,094	16,728	57,469	443,690	1,054,392	1,918,137	3,027,639
Units redeemed	(1,909,793)	(2,767,541)	(250,007)	(209,472)	(806,640)	(1,401,591)	(2,267,005)	(1,581,283)

Ending units	9,991,204	11,299,381	1,631,689	1,864,968	3,862,803	4,225,753	10,157,915	10,506,783

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVSTB2		NVTIV3		SAM		SCF
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$3,310,786	852,505	194,214	479,548	26,009,218	(599,314)	(451,041)	(553,181)
Realized gain (loss) on investments	(2,341,033)	(1,356,832)	1,119,011	900,517	-	-	(1,483,204)	(603,852)
Change in unrealized gain (loss) on investments	5,825,053	(11,679,643)	1,565,812	(3,440,404)	-	-	8,054,311	(27,212,738)
Reinvested capital gains	-	-	-	-	81	17,652	313,158	13,598,946

Net increase (decrease) in contract owners’ equity resulting from operations	6,794,806	(12,183,970)	2,879,037	(2,060,339)	26,009,299	(581,662)	6,433,224	(14,770,825)

Equity transactions:
Purchase payments received from contract owners (note 4)	3,497,823	9,402,280	70	(2,894)	202,685,738	233,659,348	223,408	642,849
Transfers between funds	(166,721)	15,044,738	(915,955)	(790,858)	427,103,873	589,450,294	(812,714)	(604,573)
Redemptions (notes 2, 3, and 4)	(20,039,926)	(16,968,542)	(2,139,393)	(1,980,126)	(670,189,519)	(682,885,083)	(5,023,907)	(5,368,364)
Adjustments to maintain reserves	1,868	5,232	1,641	6,446	518,324	(385,315)	24,761	(32,896)

Net equity transactions	(16,706,956)	7,483,708	(3,053,637)	(2,767,432)	(39,881,584)	139,839,244	(5,588,452)	(5,362,984)

Net change in contract owners’ equity	(9,912,150)	(4,700,262)	(174,600)	(4,827,771)	(13,872,285)	139,257,582	844,772	(20,133,809)
Contract owners’ equity at beginning of period	171,192,546	175,892,808	22,381,971	27,209,742	812,229,437	672,971,855	56,084,137	76,217,946

Contract owners’ equity at end of period	$161,280,396	171,192,546	22,207,371	22,381,971	798,357,152	812,229,437	56,928,909	56,084,137

CHANGE IN UNITS:
Beginning units	17,506,995	16,839,858	1,395,243	1,571,139	65,605,158	56,976,060	595,817	648,193
Units purchased	2,076,030	5,166,072	16,675	10,049	80,991,886	103,609,230	17,733	13,625
Units redeemed	(3,743,122)	(4,498,935)	(196,131)	(185,945)	(83,888,607)	(94,980,132)	(69,205)	(66,001)

Ending units	15,839,903	17,506,995	1,215,787	1,395,243	62,708,437	65,605,158	544,345	595,817

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	SCF2		SCGF		SCGF2		SCVF
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(657,368)	(708,512)	(60,573)	(72,298)	(722,161)	(723,845)	(188,639)	(224,183)
Realized gain (loss) on investments	(1,743,294)	(702,060)	(282,179)	(309,813)	(2,346,839)	(2,638,609)	(1,428,347)	(654,856)
Change in unrealized gain (loss) on investments	9,426,421	(28,501,440)	1,026,242	(2,832,674)	10,432,760	(25,870,619)	3,743,496	(6,138,380)
Reinvested capital gains	400,305	15,585,437	-	828,581	-	9,296,594	1,002,476	3,433,397

Net increase (decrease) in contract owners’ equity resulting from operations	7,426,064	(14,326,575)	683,490	(2,386,204)	7,363,760	(19,936,479)	3,128,986	(3,584,022)

Equity transactions:
Purchase payments received from contract owners (note 4)	4,874,832	7,663,631	38,744	54,665	3,952,440	6,272,370	171,831	367,662
Transfers between funds	(2,742,990)	2,581,489	(127,420)	300,921	2,403,469	3,452,138	(386,736)	(129,599)
Redemptions (notes 2, 3, and 4)	(5,186,068)	(4,848,670)	(741,011)	(530,113)	(3,604,447)	(3,419,048)	(2,157,732)	(1,398,517)
Adjustments to maintain reserves	10,884	(11,547)	(140)	171	(394)	3,084	10,950	(6,972)

Net equity transactions	(3,043,342)	5,384,903	(829,827)	(174,356)	2,751,068	6,308,544	(2,361,687)	(1,167,426)

Net change in contract owners’ equity	4,382,722	(8,941,672)	(146,337)	(2,560,560)	10,114,828	(13,627,935)	767,299	(4,751,448)
Contract owners’ equity at beginning of period	60,870,088	69,811,760	5,023,975	7,584,535	45,607,569	59,235,504	21,304,910	26,056,358

Contract owners’ equity at end of period	$65,252,810	60,870,088	4,877,638	5,023,975	55,722,397	45,607,569	22,072,209	21,304,910

CHANGE IN UNITS:
Beginning units	1,219,361	1,112,472	284,269	294,897	1,313,572	1,159,135	445,517	466,390
Units purchased	262,624	387,377	27,499	49,300	470,637	630,355	6,941	16,471
Units redeemed	(304,128)	(280,488)	(73,734)	(59,928)	(388,539)	(475,918)	(53,038)	(37,344)

Ending units	1,177,857	1,219,361	238,034	284,269	1,395,670	1,313,572	399,420	445,517

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	SCVF2		TRF		TRF2		AMCG
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(571,129)	(658,971)	(6,657)	(218,947)	(367,916)	(585,263)	(54)	(102)
Realized gain (loss) on investments	(479,419)	(3,274,034)	7,203,487	8,676,745	4,409,507	9,644,008	(331)	(2,549)
Change in unrealized gain (loss) on investments	5,357,272	(11,446,937)	(10,723,599)	(34,571,697)	(7,729,216)	(32,283,653)	1,120	(3,148)
Reinvested capital gains	2,289,365	7,746,573	10,933,801	12,541,681	9,961,669	11,149,884	-	2,087

Net increase (decrease) in contract owners’ equity resulting from operations	6,596,089	(7,633,369)	7,407,032	(13,572,218)	6,274,044	(12,075,024)	735	(3,712)

Equity transactions:
Purchase payments received from contract owners (note 4)	2,716,524	4,528,614	802,500	742,252	4,776,040	7,740,803	-	5
Transfers between funds	(4,428,890)	(2,830,174)	(1,288,299)	(1,934,968)	(1,903,934)	(7,373,801)	-	-
Redemptions (notes 2, 3, and 4)	(2,853,832)	(3,468,252)	(10,282,036)	(11,194,703)	(11,204,643)	(10,719,052)	(450)	(1,599)
Adjustments to maintain reserves	(882)	5,624	87,464	(159,263)	6,131	(5,922)	158	(6,694)

Net equity transactions	(4,567,080)	(1,764,188)	(10,680,371)	(12,546,682)	(8,326,406)	(10,357,972)	(292)	(8,288)

Net change in contract owners’ equity	2,029,009	(9,397,557)	(3,273,339)	(26,118,900)	(2,052,362)	(22,432,996)	443	(12,000)
Contract owners’ equity at beginning of period	46,164,883	55,562,440	114,919,742	141,038,642	102,389,511	124,822,507	3,161	15,161

Contract owners’ equity at end of period	$48,193,892	46,164,883	111,646,403	114,919,742	100,337,149	102,389,511	3,604	3,161

CHANGE IN UNITS:
Beginning units	1,066,618	1,086,083	680,092	760,739	2,527,841	2,764,737	-	-
Units purchased	148,801	228,783	5,216	4,618	214,974	311,882	-	-
Units redeemed	(247,571)	(248,248)	(67,508)	(85,265)	(412,900)	(548,778)	-	-

Ending units	967,848	1,066,618	617,800	680,092	2,329,915	2,527,841	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	AMINS		AMMCGS		AMSRS		AMTB
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(1,548)	(118)	(35,122)	(42,014)	(128,944)	(130,740)	1,269,175	1,064,220
Realized gain (loss) on investments	(5,774)	(1,402)	(136,247)	11,777	345,458	702,516	(724,201)	(757,485)
Change in unrealized gain (loss) on investments	17,482	(67,479)	512,196	(1,596,428)	2,483,903	(5,216,574)	1,279,927	(3,972,988)
Reinvested capital gains	-	38,659	-	537,865	203,605	1,299,274	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,160	(30,340)	340,827	(1,088,800)	2,904,022	(3,345,524)	1,824,901	(3,666,253)

Equity transactions:
Purchase payments received from contract owners (note 4)	(6)	-	24,556	7,353	15,040	35,251	298,493	326,942
Transfers between funds	(94)	-	(192,500)	(65,762)	(251,517)	(625,857)	486,217	(3,451,784)
Redemptions (notes 2, 3, and 4)	(4,078)	(3,878)	(192,999)	(219,130)	(1,063,890)	(1,550,545)	(5,554,026)	(6,825,074)
Adjustments to maintain reserves	(11)	(15)	(181)	(63)	(1,775)	9,514	3,288	10,183

Net equity transactions	(4,189)	(3,893)	(361,124)	(277,602)	(1,302,142)	(2,131,637)	(4,766,028)	(9,939,733)

Net change in contract owners’ equity	5,971	(34,233)	(20,297)	(1,366,402)	1,601,880	(5,477,161)	(2,941,127)	(13,605,986)
Contract owners’ equity at beginning of period	91,705	125,938	2,315,370	3,681,772	12,199,415	17,676,576	44,174,771	57,780,757

Contract owners’ equity at end of period	$97,676	91,705	2,295,073	2,315,370	13,801,295	12,199,415	41,233,644	44,174,771

CHANGE IN UNITS:
Beginning units	6,010	6,268	50,308	55,520	296,772	346,609	3,921,360	4,852,137
Units purchased	1	-	2,499	3,782	1,917	2,917	307,340	204,821
Units redeemed	(263)	(258)	(10,585)	(8,994)	(30,245)	(52,754)	(727,914)	(1,135,598)

Ending units	5,748	6,010	42,222	50,308	268,444	296,772	3,500,786	3,921,360

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NOTB4		NOTG4		NOTMG4		PMUBA
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(76,288)	967,433	(57,796)	259,909	(73,073)	719,243	2,279	1,591
Realized gain (loss) on investments	(2,524,758)	(25,885)	(692,561)	67,467	(3,716,492)	(22,736)	(789)	(405)
Change in unrealized gain (loss) on investments	2,862,047	(4,039,450)	1,017,816	(2,600,066)	4,106,311	(4,660,028)	3,118	(14,693)
Reinvested capital gains	20,032	2,216,697	4,773	1,561,068	13,255	3,015,960	-	7,981

Net increase (decrease) in contract owners’ equity resulting from operations	281,033	(881,205)	272,232	(711,622)	330,001	(947,561)	4,608	(5,526)

Equity transactions:
Purchase payments received from contract owners (note 4)	73,825	65,497	3,577	67,990	11,745	11,908	-	-
Transfers between funds	(233,516)	(134,513)	(229,788)	(152,555)	(153,784)	(563,196)	(1,581)	16,550
Redemptions (notes 2, 3, and 4)	(1,113,081)	(506,028)	(306,751)	(267,385)	(529,893)	(304,822)	-	-
Adjustments to maintain reserves	308	19,572	(86)	16,484	(56)	17,282	(11)	4

Net equity transactions	(1,272,464)	(555,472)	(533,048)	(335,466)	(671,988)	(838,828)	(1,592)	16,554

Net change in contract owners’ equity	(991,431)	(1,436,677)	(260,816)	(1,047,088)	(341,987)	(1,786,389)	3,016	11,028
Contract owners’ equity at beginning of period	5,059,989	6,496,666	3,590,557	4,637,645	4,588,722	6,375,111	73,161	62,133

Contract owners’ equity at end of period	$4,068,558	5,059,989	3,329,741	3,590,557	4,246,735	4,588,722	76,177	73,161

CHANGE IN UNITS:
Beginning units	451,826	501,455	300,024	327,868	385,859	455,778	7,154	5,661
Units purchased	11,188	17,889	3,352	24,497	6,117	35,973	118	1,645
Units redeemed	(122,630)	(67,518)	(46,995)	(52,341)	(60,684)	(105,892)	(275)	(152)

Ending units	340,384	451,826	256,381	300,024	331,292	385,859	6,997	7,154

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PMVAAD		PMVEBD		PMVFAD		PMVFHA
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$433,045	2,266,838	491,733	400,873	112,699	(7,307)	3,391	3,278
Realized gain (loss) on investments	(729,459)	(551,857)	(543,801)	(323,039)	(738,199)	(743,136)	(467)	(33,546)
Change in unrealized gain (loss) on investments	2,445,813	(10,441,826)	1,120,422	(2,580,353)	1,149,427	(2,553,809)	5,757	(14,144)
Reinvested capital gains	-	3,078,805	-	-	-	-	4,199	187

Net increase (decrease) in contract owners’ equity resulting from operations	2,149,399	(5,648,040)	1,068,354	(2,502,519)	523,927	(3,304,252)	12,880	(44,225)

Equity transactions:
Purchase payments received from contract owners (note 4)	1,343,219	2,089,605	601,520	838,515	223,111	476,374	-	-
Transfers between funds	(1,038,321)	(1,157,009)	(504,327)	(292,087)	(43,093)	(13,789)	402	(313,896)
Redemptions (notes 2, 3, and 4)	(2,834,479)	(3,149,045)	(871,653)	(731,386)	(1,040,876)	(1,053,464)	(1,908)	(23,770)
Adjustments to maintain reserves	12,272	(5,481)	283	501	(389)	38	-	2

Net equity transactions	(2,517,309)	(2,221,930)	(774,177)	(184,457)	(861,247)	(590,841)	(1,506)	(337,664)

Net change in contract owners’ equity	(367,910)	(7,869,970)	294,177	(2,686,976)	(337,320)	(3,895,093)	11,374	(381,889)
Contract owners’ equity at beginning of period	35,539,807	43,409,777	11,945,949	14,632,925	12,602,018	16,497,111	151,355	533,244

Contract owners’ equity at end of period	$35,171,897	35,539,807	12,240,126	11,945,949	12,264,698	12,602,018	162,729	151,355

CHANGE IN UNITS:
Beginning units	2,882,103	3,059,097	1,277,183	1,297,839	1,350,511	1,409,571	12,975	40,864
Units purchased	219,651	294,592	134,405	154,012	113,681	201,056	37	39
Units redeemed	(423,190)	(471,586)	(215,395)	(174,668)	(209,018)	(260,116)	(164)	(27,928)

Ending units	2,678,564	2,882,103	1,196,193	1,277,183	1,255,174	1,350,511	12,848	12,975

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PMVFHV		PMVHYD		PMVIV		PMVLAD
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$19	5	20,104	18,803	301,720	117,203	6,836,216	235,692
Realized gain (loss) on investments	(1)	(1)	(5,147)	(3,340)	(36,705)	(29,460)	(4,442,271)	(5,924,466)
Change in unrealized gain (loss) on investments	42	(151)	28,184	(65,356)	363,870	(506,413)	8,338,325	(22,772,013)
Reinvested capital gains	32	-	-	-	-	366	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	92	(147)	43,141	(49,893)	628,885	(418,304)	10,732,270	(28,460,787)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	41,799	5,893,888	410,143	8,917,496	15,602,540
Transfers between funds	-	-	(6,622)	27,352	3,215,953	24,492	9,534,676	(20,703,629)
Redemptions (notes 2, 3, and 4)	(1)	(1)	(43,326)	(21,322)	(164,595)	(87,323)	(39,094,345)	(37,168,553)
Adjustments to maintain reserves	(6)	1	(12)	(6)	(136)	10	47,536	(42,429)

Net equity transactions	(7)	-	(49,960)	47,823	8,945,110	347,322	(20,594,637)	(42,312,071)

Net change in contract owners’ equity	85	(147)	(6,819)	(2,070)	9,573,995	(70,982)	(9,862,367)	(70,772,858)
Contract owners’ equity at beginning of period	1,169	1,316	404,145	406,215	4,404,541	4,475,523	328,242,269	399,015,127

Contract owners’ equity at end of period	$1,254	1,169	397,326	404,145	13,978,536	4,404,541	318,379,902	328,242,269

CHANGE IN UNITS:
Beginning units	130	130	31,464	28,229	425,080	394,576	31,285,789	35,344,714
Units purchased	-	-	575	7,150	950,276	64,305	4,094,706	4,415,063
Units redeemed	(1)	-	(4,298)	(3,915)	(70,433)	(33,801)	(6,061,976)	(8,473,988)

Ending units	129	130	27,741	31,464	1,304,923	425,080	29,318,519	31,285,789

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PMVRA		PMVRSD		PMVSTA		PMVTRD
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$41,784	78,668	180,623	225,736	3,171,818	145,379	3,520	2,369
Realized gain (loss) on investments	(60,105)	(29,124)	(59,507)	72,154	(304,513)	(324,412)	(1,686)	(33,812)
Change in unrealized gain (loss) on investments	70,261	(231,174)	(233,014)	(361,560)	1,636,126	(1,425,021)	8,200	(8,992)
Reinvested capital gains	-	-	-	-	-	156,996	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	51,940	(181,630)	(111,898)	(63,670)	4,503,431	(1,447,058)	10,034	(40,435)

Equity transactions:
Purchase payments received from contract owners (note 4)	44,703	82,683	196,650	720,494	8,985,197	14,089,092	1,269	(13,481)
Transfers between funds	93,992	927,290	(72,069)	133,634	13,704,943	4,683,321	107,217	8,207
Redemptions (notes 2, 3, and 4)	(266,791)	(22,534)	(35,574)	(13,788)	(11,491,252)	(6,831,391)	(15,859)	(65,383)
Adjustments to maintain reserves	3	45	(30)	203	(393)	(532)	325	1,567

Net equity transactions	(128,093)	987,484	88,977	840,543	11,198,495	11,940,490	92,952	(69,090)

Net change in contract owners’ equity	(76,153)	805,854	(22,921)	776,873	15,701,926	10,493,432	102,986	(109,525)
Contract owners’ equity at beginning of period	1,650,693	844,839	1,277,325	500,452	97,165,458	86,672,026	134,196	243,721

Contract owners’ equity at end of period	$1,574,540	1,650,693	1,254,404	1,277,325	112,867,384	97,165,458	237,182	134,196

CHANGE IN UNITS:
Beginning units	160,069	71,857	156,784	65,783	9,635,040	8,468,806	13,157	20,108
Units purchased	16,302	133,093	47,848	122,230	3,778,236	4,091,089	11,101	1,366
Units redeemed	(28,375)	(44,881)	(34,305)	(31,229)	(2,693,720)	(2,924,855)	(1,629)	(8,317)

Ending units	147,996	160,069	170,327	156,784	10,719,556	9,635,040	22,629	13,157

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PVEIB		PVGOB		PVIGIB		PVNOB
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$692,107	(106,204)	(54,317)	(58,269)	20,760	21,616	(6,618)	-
Realized gain (loss) on investments	(473,835)	1,050,675	(38,094)	81,325	(249,736)	(75,088)	3,424	-
Change in unrealized gain (loss) on investments	9,008,523	(8,815,005)	1,320,044	(2,360,266)	3,046,594	(747,532)	176,477	-
Reinvested capital gains	6,212,076	5,536,378	47,922	718,667	-	297,049	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,438,871	(2,334,156)	1,275,555	(1,618,543)	2,817,618	(503,955)	173,283	-

Equity transactions:
Purchase payments received from contract owners (note 4)	22,698,367	29,060,899	9,597	8,582	4,548,837	4,474,265	896,854	-
Transfers between funds	(50,216)	21,652,935	786,675	(530,177)	946,242	3,512,721	1,396,925	-
Redemptions (notes 2, 3, and 4)	(7,161,655)	(3,629,927)	(383,350)	(470,653)	(895,373)	(402,801)	(19,942)	-
Adjustments to maintain reserves	22,595	(3,797)	(151)	88	(129)	1,611	(8)	-

Net equity transactions	15,509,091	47,080,110	412,771	(992,160)	4,599,577	7,585,796	2,273,829	-

Net change in contract owners’ equity	30,947,962	44,745,954	1,688,326	(2,610,703)	7,417,195	7,081,841	2,447,112	-
Contract owners’ equity at beginning of period	99,309,748	54,563,794	2,958,245	5,568,948	14,605,662	7,523,821	-	-

Contract owners’ equity at end of period	$130,257,710	99,309,748	4,646,571	2,958,245	22,022,857	14,605,662	2,447,112	-

CHANGE IN UNITS:
Beginning units	6,093,266	3,189,682	144,553	186,548	1,038,753	491,909	-	-
Units purchased	2,650,353	4,092,296	37,573	10,481	782,183	676,679	226,447	-
Units redeemed	(1,749,187)	(1,188,712)	(22,938)	(52,476)	(483,021)	(129,835)	(14,689)	-

Ending units	6,994,432	6,093,266	159,188	144,553	1,337,915	1,038,753	211,758	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PVTIGB		ROCSC		TRHS2		TRMCG2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(359,011)	(1,859)	116	(164)	(4,477,684)	(4,806,985)	(25,059)	-
Realized gain (loss) on investments	(348,439)	(122,285)	4,995	(6,423)	5,931,439	6,501,698	(163,588)	-
Change in unrealized gain (loss) on investments	4,619,872	(4,936,589)	6,695	(23,101)	(9,689,701)	(60,887,675)	177,805	-
Reinvested capital gains	-	1,997,145	5,158	1,768	11,018,007	5,268,826	451,576	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,912,422	(3,063,588)	16,964	(27,920)	2,782,061	(53,924,136)	440,734	-

Equity transactions:
Purchase payments received from contract owners (note 4)	3,563,900	5,061,345	300	2,950	17,632,540	23,151,715	2,090,695	-
Transfers between funds	(221,489)	2,417,262	(3,330)	(69,662)	(6,433,051)	(12,057,442)	12,297,318	-
Redemptions (notes 2, 3, and 4)	(1,333,890)	(1,077,237)	(48,121)	(20,503)	(29,710,622)	(24,880,761)	(67,709)	-
Adjustments to maintain reserves	2,644	(17,157)	6	1,294	30,747	29,746	(41)	-

Net equity transactions	2,011,165	6,384,213	(51,145)	(85,921)	(18,480,386)	(13,756,742)	14,320,263	-

Net change in contract owners’ equity	5,923,587	3,320,625	(34,181)	(113,841)	(15,698,325)	(67,680,878)	14,760,997	-
Contract owners’ equity at beginning of period	23,128,286	19,807,661	98,952	212,793	311,986,375	379,667,253	-	-

Contract owners’ equity at end of period	$29,051,873	23,128,286	64,771	98,952	296,288,050	311,986,375	14,760,997	-

CHANGE IN UNITS:
Beginning units	1,129,390	787,260	5,946	11,542	5,896,603	6,178,640	-	-
Units purchased	378,723	445,524	17	211	807,335	914,008	1,632,745	-
Units redeemed	(280,134)	(103,394)	(2,852)	(5,807)	(1,179,827)	(1,196,045)	(307,181)	-

Ending units	1,227,979	1,129,390	3,111	5,946	5,524,111	5,896,603	1,325,564	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	VVGGS		VWBF		VWEM		VWHA
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(2,459)	(2,334)	115,936	136,953	158,362	(92,338)	146,978	31,501
Realized gain (loss) on investments	(65,631)	(6,609)	(193,664)	(110,206)	(338,951)	(444,591)	(109,459)	(33,545)
Change in unrealized gain (loss) on investments	104,853	(51,318)	476,792	(439,831)	809,163	(4,151,988)	(578,797)	816,094
Reinvested capital gains	-	-	-	-	-	1,668,464	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	36,763	(60,261)	399,064	(413,084)	628,574	(3,020,453)	(541,278)	814,050

Equity transactions:
Purchase payments received from contract owners (note 4)	(392)	65	6,438	18,150	24,653	67,641	7	64,452
Transfers between funds	(64,373)	105,878	(166,539)	(44,798)	(800,733)	(284,514)	(107,764)	(329,451)
Redemptions (notes 2, 3, and 4)	(19,050)	(19,055)	(227,803)	(294,277)	(582,014)	(839,299)	(621,675)	(854,863)
Adjustments to maintain reserves	-	5	2,094	8,579	2,050	(617)	32,836	60,229

Net equity transactions	(83,815)	86,893	(385,810)	(312,346)	(1,356,044)	(1,056,789)	(696,596)	(1,059,633)

Net change in contract owners’ equity	(47,052)	26,632	13,254	(725,430)	(727,470)	(4,077,242)	(1,237,874)	(245,583)
Contract owners’ equity at beginning of period	370,876	344,244	4,234,254	4,959,684	7,887,635	11,964,877	10,979,812	11,225,395

Contract owners’ equity at end of period	$323,824	370,876	4,247,508	4,234,254	7,160,165	7,887,635	9,741,938	10,979,812

CHANGE IN UNITS:
Beginning units	31,339	25,278	188,129	201,742	334,358	378,341	405,145	458,661
Units purchased	4,900	7,439	8,675	2,067	7,046	16,502	-	-
Units redeemed	(11,428)	(1,378)	(27,420)	(15,680)	(61,940)	(60,485)	(31,916)	(53,516)

Ending units	24,811	31,339	169,384	188,129	279,464	334,358	373,229	405,145

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	VWHAS		VRVDRA
	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$358,413	(141,803)	130,083	(58,530)
Realized gain (loss) on investments	(5,419,636)	6,739,082	(529,663)	873,883
Change in unrealized gain (loss) on investments	1,693,061	(10,041,820)	1,697,432	(5,926,913)
Reinvested capital gains	-	-	169,851	339,316

Net increase (decrease) in contract owners’ equity resulting from operations	(3,368,162)	(3,444,541)	1,467,703	(4,772,244)

Equity transactions:
Purchase payments received from contract owners (note 4)	2,949,907	5,613,871	1,907,955	5,229,098
Transfers between funds	(17,251,748)	21,028,173	428,701	(955,417)
Redemptions (notes 2, 3, and 4)	(4,849,913)	(6,422,515)	(584,966)	(601,434)
Adjustments to maintain reserves	4,241	(3,235)	(144)	(760)

Net equity transactions	(19,147,513)	20,216,294	1,751,546	3,671,487

Net change in contract owners’ equity	(22,515,675)	16,771,753	3,219,249	(1,100,757)
Contract owners’ equity at beginning of period	62,784,398	46,012,645	14,290,774	15,391,531

Contract owners’ equity at end of period	$40,268,723	62,784,398	17,510,023	14,290,774

CHANGE IN UNITS:
Beginning units	7,565,765	5,854,613	1,298,027	1,017,854
Units purchased	2,015,777	9,745,970	409,681	876,496
Units redeemed	(4,514,335)	(8,034,818)	(256,033)	(596,323)

Ending units	5,067,207	7,565,765	1,451,675	1,298,027

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2023, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-II (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Hedged Allocation Portfolio: Class B (ALVBWB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)*

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class B (ALVGIB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A (ALVSVA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B (ALVSVB)

ALGER AMERICAN FUNDS

Alger Mid Cap Growth Portfolio: Class I-2 Shares (ALMGI2)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Allspring Variable Trust - VT Index Asset Allocation Fund: Class 2 (WFVAA)*

Allspring Variable Trust - VT Discovery All Cap Growth Fund: Class 2 (WFVOG2)

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

ALPS FUNDS

ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III (ARLPE3)

AMERICAN CENTURY INVESTMENTS

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)

American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II (ACVIG2)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 1 (AFGC)

American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)

American Funds Insurance Series(R) - American High-Income Trust: Class 1 (AFHY)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)

American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 4 (AMVUA4)

American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III (BRVDA3)

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BlackRock Variable Series Funds, Inc. - BlackRock Capital Appreciation V.I. Fund: Class III (BRVCA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)

BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

CHARLES SCHWAB FUNDS

Schwab Annuity Portfolios - Schwab(R) Government Money Market Portfolio (CHSMM)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (CLVHY2)

DELAWARE FUNDS BY MACQUARIE

Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Initial Class (FCP)*

Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2 (FDSCS2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 (FV2)

Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class (FVFRHI)

Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 (FVICA2)

Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares (GVSSCS)

GUGGENHEIM INVESTMENTS

Rydex Variable Trust - Guggenheim Long Short Equity Fund (RSRF)

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)

Invesco - Invesco V.I. High Yield Fund: Series II Shares (AVHY2)

Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

Invesco - Invesco V.I. Core Plus Bond Fund: Series II Shares (IVCPB2)

Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares (IVCPBI)

Invesco - Invesco V.I. Diversified Dividend Fund: Series II Shares (IVDDII)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)*

Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco - Invesco V.I. Global Fund: Series II (OVGSS)

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)

Invesco - Invesco V.I. Conservative Balanced Fund: Series I (OVMS)

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Global Strategic Income Fund: Series II (OVSBS)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series II (OVSCS)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG)

Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)

Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Aggressive: Class II (WRPAP)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Conservative: Class II (WRPCP)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive: Class II (WRPMAP)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative: Class II (WRPMCP)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)*

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)*

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate: Class II (WRPMP)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP Delaware Value Fund: Service Class (LDVS)

Lincoln Variable Insurance Products Trust - LVIP JPMorgan Core Bond Fund: Service Class (LJPCBS)

Lincoln Variable Insurance Products Trust - LVIP JPMorgan Mid Cap Value Fund: Standard Class (LJPMVS)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MAINSTAY FUNDS

MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)

MFS(R) Variable Insurance Trust III - MFS Global Real Estate Portfolio: Service Class (M3GRES)

MFS(R) Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

MFS(R) Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class (MV3LMS)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

MFS(R) Variable Insurance Trust II - MFS Corporate Bond Portfolio: Service Class (MVBDS)

MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)

MFS(R) Variable Insurance Trust II - MFS Income Portfolio: Service Class (MVIPSC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)

MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)

MERGER FUNDS

The Merger Fund VL - The Merger Fund VL: Class I (MGRFV)*

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)

Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class II (MSVREB)*

Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II (EIF2)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II (NJNDE2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II (NVLCP2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P (NVLCPP)

Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (NVMGA2)

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II (NVMIG6)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class II (NVNMO2)

Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I (NVNSR1)

Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II (NVNSR2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)

Neuberger Berman Advisers Management Trust - International Equity Portfolio: Class S Shares (AMINS)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class (PMVFHV)

PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)

PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)

PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Large Cap Growth Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)

Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)

VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (VWHAS)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

*	At December 31, 2023, contract owners were not invested in this fund.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

Unless listed below, the financial statements presented are as of December 31, 2023 and for each of the years in the two-year period ended December 31, 2023. For the subaccounts listed below with inception dates in 2023, the financial statements are as of December 31, 2023 and for the period from the inception date to December 31, 2023. For the subaccounts listed below with inception dates in 2022, the prior year financial statements reflect the period from inception date to December 31, 2022.

	Inception Date	Liquidation Date
MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)	2/15/2022
Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares (IVCPBI)	4/29/2022
American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)	5/10/2022
Alger Mid Cap Growth Portfolio: Class I-2 Shares (ALMGI2)	6/3/2022
American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 4 (AMVUA4)	5/3/2023
Invesco - Invesco V.I. High Yield Fund: Series II Shares (AVHY2)	5/15/2023
BlackRock Variable Series Funds, Inc. - BlackRock Capital Appreciation V.I. Fund: Class III (BRVCA3)	5/16/2023
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III (BRVDA3)	5/16/2023
Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2 (FDSCS2)	5/10/2023
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 (FV2)	5/9/2023
Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class (FVFRHI)	5/8/2023
Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 (FVICA2)	5/9/2023
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)	5/9/2023
Invesco - Invesco V.I. Core Plus Bond Fund: Series II Shares (IVCPB2)	5/2/2023
Invesco - Invesco V.I. Diversified Dividend Fund: Series II Shares (IVDDII)	5/2/2023
Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)	6/5/2023
Lincoln Variable Insurance Products Trust - LVIP JPMorgan Core Bond Fund: Service Class (LJPCBS)	4/28/2023
Lincoln Variable Insurance Products Trust - LVIP JPMorgan Mid Cap Value Fund: Standard Class (LJPMVS)	4/28/2023
MFS(R) Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)	5/2/2023
MFS(R) Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class (MV3LMS)	5/8/2023
MFS(R) Variable Insurance Trust II - MFS Corporate Bond Portfolio: Service Class (MVBDS)	5/2/2023
MFS(R) Variable Insurance Trust II - MFS Income Portfolio: Service Class (MVIPSC)	5/5/2023
Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)	5/31/2023
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)	5/12/2023
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)		8/17/2023
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)		8/17/2023

For the one-year period ended December 31, 2023, the following subaccount mergers occurred. The subaccounts that were acquired during the year are no longer available as of December 31, 2023.

Acquired Underlying Mutual Fund	Acquiring Underlying Mutual Fund	Effective Date
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 (JPICB2)	Lincoln Variable Insurance Products Trust - LVIP JPMorgan Core Bond Fund: Service Class (LJPCBS)	4/28/2023
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)	Lincoln Variable Insurance Products Trust - LVIP JPMorgan Mid Cap Value Fund: Standard Class (LJPMVS)	4/28/2023

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

For the one-year period ended December 31, 2023, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
ALVGIB	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class B	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B	5/1/2023
ALVSVA	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A	5/1/2023
ALVSVB	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B	5/1/2023
SVDF	Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2	Allspring Variable Trust - VT Discovery Fund: Class 2	5/1/2023
WFVOG2	Allspring Variable Trust - VT Discovery All Cap Growth Fund: Class 2	Allspring Variable Trust - VT Omega Growth Fund: Class 2	5/1/2023
ARLPE3	ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III	ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III	5/1/2023
CHSMM	Schwab Annuity Portfolios - Schwab(R) Government Money Market Portfolio	Schwab Government Money Market Portfolio(TM)	5/1/2023
MGRFV	The Merger Fund VL - The Merger Fund VL: Class I	The Merger Fund VL - The Merger Fund VL	5/1/2023
NVNMO1	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I	5/1/2023
NVNMO2	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class II	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II	5/1/2023
NVNSR1	Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I	Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I	5/1/2023
NVNSR2	Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II	Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II	5/1/2023
NVSTB2	Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II	5/1/2023
AMCG	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares	5/1/2023
AMINS	Neuberger Berman Advisers Management Trust - International Equity Portfolio: Class S Shares	Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares	5/1/2023
AMMCGS	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S Shares	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares	5/1/2023
AMTB	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares	5/1/2023
PVGOB	Putnam Variable Trust - Putnam VT Large Cap Growth Fund: Class IB	Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB	5/1/2023

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2023 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

(g) Adjustments to Maintain reserves (ATM)

Adjustments to Maintain reserves primarily represent timing related adjustments absorbed by the general account in order to maintain appropriate contract owner account balances.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 0.80% to 4.75%.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.40% - 1.85% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption in unit values	Up to $50 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 8.00%
Maximum Contingent Deferred Sales Charge Period	8 years
Premium Based Sales Charge – assessed quarterly as an annualized percentage of Purchase Payments	0.15% - 0.70%
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
One-Month Enhanced Death Benefit Option	0.20% - 0.35%
One-Month Enhanced Death Benefit Option II	0.20% - 0.35%
One-Year Enhanced Death Benefit Option	0.10% - 0.20%
One-Year Enhanced Death Benefit Option II	0.15% - 0.20%
Combination Enhanced Death Benefit Option	0.30% - 0.65%
Combination Enhanced Death Benefit Option II	0.35% - 0.65%
Combination Enhanced Death Benefit Option III	0.65%
Return of Premium	0.10%
Return of Premium Death Benefit with Spousal Protection	0.20%
Beneficiary Protector II Option	0.35%
3% Extra Value Credit Option	0.10% - 0.45%
4% Extra Value Credit Option	0.25% - 0.40%
5% Extra Value Credit Option	0.45% - 0.70%
Capital Preservation Plus Option	0.50%
Capital Preservation Plus Lifetime Income Option	1.00%
Guaranteed Lifetime Withdrawal Fee	0.60%
Spousal Continuation Option Fee	0.10%
Spousal Protection Annuity Option	0.10% - 0.20%
Spousal Protection Annuity Option II	0.20%
No CDSC Option	0.25% - 0.55%
Four Year CDSC Option	0.20% - 0.50%
Reduced CDSC Option (“Liquidity Option”)	0.50%
Highest Anniversary Value Death Benefit Option	0.20% - 0.40%
Highest Anniversary Value Death Benefit Option with Spousal Protection	0.50%
Rider Charges - assessed annually as a percentage of the rider’s benefit base through a redemption of units
5% Nationwide Lifetime Income Rider	1.00%
7% Nationwide Lifetime Income Rider	1.00% - 1.50%
10% Nationwide Lifetime Income Rider	1.20%
Nationwide Lifetime Income Capture Option	1.50%
Nationwide Lifetime Income Track Option	1.50%
5% Joint Option for the Nationwide Lifetime Income Rider	0.15%
7% Joint Option for the Nationwide Lifetime Income Rider	0.15% - 0.40%
10% Joint Option for the Nationwide Lifetime Income Rider	0.30%
Joint Option for the Nationwide Lifetime Income Capture Option	0.40%
Joint Option for the Nationwide Lifetime Income Track Option	0.40%
Nationwide Lifetime Income Rider Plus Core	1.50%
Joint Option for Nationwide Lifetime Income Rider Plus Core	0.40%
Nationwide Lifetime Income Rider Plus Accelerated	1.50%
Joint Option for Nationwide Lifetime Income Rider Plus Accelerated	0.40%
Nationwide Lifetime Income Rider Plus Max	1.50%
Joint Option for Nationwide Lifetime Income Rider Plus Max	0.40%
Nationwide Lifetime Income Rider Plus Empire	1.60%
Joint Option for the Nationwide Lifetime Income Rider Plus Empire	0.30%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2023 and 2022, total transfers to the Separate Account from the fixed account were $382,683,625 and $445,098,058, respectively, and total transfers from the Separate Account to the fixed account were $77,221,164 and $145,001,383, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The investments used by all subaccounts are mutual funds and are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair values. As such, all funds are classified as Level 1 Investments.

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2023 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVBWB	$11,584	$52,307
ALVDAA	2,313	418
ALVGIB	388,846	520,146
ALVIVB	10,861,130	11,074,694
ALVSVA	47,509	192,478
ALVSVB	14,429,813	12,496,909
ALMGI2	67,219	68,407
SVDF	-	3,185
SVOF	13,215	35,711
WFVOG2	1,186	301
WFVSCG	11,365,619	10,419,371

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

AAEIP3	6,470	16,356
ARLPE3	-	5,510
ACVB	637,412	2,869,786
ACVCA	40	3,171
ACVI	93	840
ACVIG	264,962	1,964,405
ACVIG2	159,330	506,720
ACVIP1	316,696	941,584
ACVIP2	25,801,871	47,082,200
ACVMV1	2,026,253	2,372,465
ACVMV2	31,434,298	27,615,385
ACVV2	5,749,618	24,805,943
AFGC	13,833	73,269
AFGF	824,636	702,340
AFHY	137,120	262,579
AMVBC4	26,142,145	1,032,499
AMVCB4	319,925	23,461
AMVGS4	1,800,598	24,011
AMVGV2	22,773,316	8,170,729
AMVI4	48,207	59,255
AMVNW4	11,669,682	129,976
AMVUA4	508,000	1,463
AVPAP2	67,651,144	77,412,766
BRVDA3	1,444,171	71,831
BRVED3	13,310,861	36,488,939
BRVHY3	17,368,340	10,927,202
BRVTR3	81,419,131	32,109,627
MLVGA3	8,805,707	29,707,089
BRVCA3	1,100,642	36,468
DCAP	2,311	2,996
DCAPS	32,157	18,733
DGI	2,115,691	1,521,091
DSIF	12,146,582	26,793,996
DSIFS	168,654	259,824
DSRG	4,908,550	3,709,218
DVDLS	17,838	79,799
DVMCSS	2,164,463	4,500,604
DVSCS	4,472,675	6,450,499
CHSMM	4,744,414	4,959,063
CLVHY2	25,216,913	21,823,221
DWVSVS	10,267,912	9,390,341
ETVFR	12,689,105	18,730,036
FQB	439,785	801,210
FQBS	424,163	1,160,748
FVU2S	10,256	49,075
FAMP	2,430,831	8,364,113
FB2	115,559,069	84,384,891
FC2	59,830,391	17,044,104
FCP	111	110
FDSCS2	1,096,255	34,284
FEI2	27,880,255	35,538,937
FEIP	11,435,674	28,559,613
FEMS2	10,330,575	8,448,716
FF10S	437,860	882,307
FF10S2	25,913,878	38,035,849
FF20S	499,287	540,818
FF20S2	13,537,214	42,436,537
FF30S	921,602	1,192,567
FF30S2	4,409,010	9,003,425
FG2	90,569,915	75,976,420

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

FGI2	70,697,087	74,685,617
FGP	22,036,874	49,714,926
FHIP	1,863,817	3,519,062
FIGBP2	131,730,011	44,952,965
FIGBS	2,263,780	1,373,064
FMC2	7,338,434	28,600,242
FMCS	717,796	1,373,881
FNRS2	17,821,317	53,013,789
FO2	19,505,164	41,702,089
FOP	810,361	5,224,392
FRESS2	2,727,728	1,464,584
FV2	1,311,998	26,921
FVFRHI	18,992,145	1,185,838
FVICA2	1,988,843	93,201
FVSIS2	2,759,856	74,806
FVSS	1,217,797	1,091,558
FVSS2	15,724,665	7,040,762
FTVDM2	235,421	829,964
FTVFA2	2,342,647	9,296,977
FTVGI2	293,797	7,675,501
FTVIS2	26,434,848	37,283,441
FTVMD2	72,387	101,490
FTVRD2	1,330	3,456
FTVSI2	91,249	369,166
FTVSV2	4,606,934	10,426,535
TIF2	927,489	5,923,050
GVGMNS	419,752	1,017,104
GVMSAS	2,910,273	3,113,022
GVSSCS	35,632	20,651
RSRF	3,745	2,499
RVARS	7,146,389	11,635,464
ACEG2	66,253	41,214
AVHY2	151,892	2,335
IVBRA1	-	1,831
IVCPB2	3,958,184	96,067
IVCPBI	477,376	1,518,956
IVDDII	2,223,600	54,180
IVMCC2	384,497	1,530,129
OVAG	212,929	1,145,796
OVAG2	1,283,710	1,732,203
OVGIS	162,262	166,321
OVGS	13,185,488	13,877,871
OVGSS	20,047,064	17,525,838
OVIG	120,347	335,133
OVIGS	307,085	397,644
OVMS	419,921	2,413,291
OVSB	253,254	250,914
OVSBS	176,900	564,440
OVSC	306,805	860,886
OVSCS	35,481,947	28,217,337
WRASP	2,321,443	16,075,135
WRENG	3,863	217,041
WRHIP	5,362,707	8,761,966
WRMCG	44,595,605	18,758,508
WRPAP	2,732	568
WRPCP	1,735,102	317,458
WRPMAP	6,679,948	8,579,085
WRPMAV	908,629	1,901,627
WRPMCP	778,356	428,282
WRPMP	3,138,280	2,330,228

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

JABS	24,976,311	6,464,005
JACAS	3,530,047	20,587,636
JAFBS	19,499,373	6,368,748
JAGSEI	728,551	148,493
JAGTS	67,885,972	46,925,941
JAIGS	1,769,961	4,105,968
JAMGS	287,297	195,020
LZREMS	77,476	314,854
LDVS	219,240	799,118
LJPCBS	80,739,273	3,564,331
LJPMVS	9,400,502	1,142,560
LOVSDC	1,203,887	258,260
LOVTRC	27,858,279	3,686,870
MNCPS2	10,989	44,791
M2IGSS	456,333	856,278
M3GRES	75,845	28,261
MEGSS	4,273,163	128,007
MMCGSC	2,959,872	240,016
MNDSC	6,292,264	7,410,496
MV2RIS	6,399,188	2,642,246
MV3LMS	2,706,394	146,117
MV3MVS	11,894,203	5,975,018
MVBDS	3,779,401	2,418
MVBRES	67,664	109,398
MVFSC	40,579,069	46,735,303
MVIGSC	14,089,320	4,212,669
MVIPSC	2,206,969	93,357
MVIVSC	32,637,250	48,308,829
MVRBSS	716,037	314,456
MVUSC	55,226	97,783
MGRFV	-	45,042
MSEM	59,834	90,966
MSEMB	39,325	135,209
MSGI2	5,817,510	3,086,459
MSVEG2	38,474,338	30,360,766
MSVRE	167	2,123
MSVREB	10	196
VKVGR2	8,033	6,756
DTRTFB	9,604,477	3,219,677
EIF	537,071	804,980
EIF2	57,494,928	43,616,395
GBF	13,476,942	21,895,503
GBF2	32,243	123,660
GEM	407,173	1,054,679
GEM2	4,360,646	6,605,667
GIG	656,365	2,105,236
GVAAA2	626,897,756	704,795,248
GVABD2	328,710,260	293,825,923
GVAGG2	54,404,552	39,498,512
GVAGI2	332,639,024	574,286,476
GVAGR2	240,254,529	103,015,776
GVDMA	8,857,808	69,218,800
GVDMC	1,377,084	73,685,181
GVEX1	240,295	128,676
GVEX2	130,254,238	123,582,150
GVIDA	7,826,348	18,706,122
GVIDC	26,144,894	97,331,984
GVIDM	1,132,863	200,155,786
GVIX2	977,561	594,391
GVIX8	14,548,886	19,134,815

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

HIBF	7,218,675	8,636,217
IDPG2	2,613,125	101,462,836
IDPGI2	4,774,538	39,436,689
MCIF	45,161,246	37,368,677
MCIF2	618,149	163,382
MSBF	46,191,475	33,841,218
NAMAA2	211,401,307	265,387,341
NAMGI2	71,116,356	83,696,455
NCPG2	23,190,360	103,947,141
NCPGI2	4,898,608	50,338,358
NJMMA2	4,781,951	4,281,037
NJNDE2	16,490,666	6,469,387
NVAMV1	2,397,252	3,608,204
NVAMV2	4,675,847	9,799,914
NVAMVX	1,158,237	1,672,045
NVAMVZ	19,376,163	39,947,776
NVBX	81,168	3,798
NVCBD1	399,160	726,547
NVCBD2	11,561,790	13,653,914
NVCCA2	134,161,598	238,495,377
NVCCN2	24,887,726	97,117,075
NVCMA2	28,622,701	35,009,897
NVCMC2	26,180,386	82,787,833
NVCMD2	119,818,791	220,123,438
NVCRA2	18,720,419	12,500,951
NVCRB2	80,434,056	187,231,486
NVDBL2	1,359,249	144,507,771
NVDCA2	2,425,097	133,191,468
NVFIII	12,734,870	2,296,323
NVGEII	11,271,639	4,913,802
NVIE6	4,114,368	5,335,196
NVLCP2	190,409	21,787
NVLCPP	36,764,980	36,209,338
NVMGA2	5,836,354	35,504,829
NVMIG1	376,777	1,848,497
NVMIG6	8,789,361	28,560,723
NVMIVX	169,734	377,050
NVMIVZ	8,621,252	41,855,670
NVMLG1	4,623,591	1,558,054
NVMLG2	70,263,316	26,277,065
NVMM2	3,253,786	1,800,483
NVMMG1	52,206	13,397,322
NVMMG2	9,689,473	20,844,781
NVMMV1	235,624	299,778
NVMMV2	35,317,960	29,989,080
NVNMO1	5,432,119	7,663,909
NVNMO2	4,223,488	7,419,843
NVNSR1	312,285	258,434
NVNSR2	12,340,134	11,111,318
NVOLG1	5,890,875	44,318,227
NVOLG2	12,723,587	77,793,861
NVRE1	1,565,044	4,696,244
NVRE2	6,307,405	10,531,337
NVSIX2	21,004,579	26,522,812
NVSTB2	17,714,958	31,112,994
NVTIV3	579,023	3,440,084
SAM	247,216,486	261,606,593
SCF	988,674	6,739,749
SCF2	8,491,138	11,802,422
SCGF	447,998	1,338,258

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

SCGF2	12,291,284	10,261,982
SCVF	1,248,915	2,807,700
SCVF2	5,645,690	8,493,654
TRF	12,727,255	12,567,884
TRF2	14,498,744	13,237,524
AMCG	-	502
AMINS	44	5,771
AMMCGS	57,592	453,658
AMSRS	307,563	1,533,265
AMTB	4,287,050	7,787,189
NOTB4	49,870	1,378,898
NOTG4	35,672	621,658
NOTMG4	63,459	795,209
PMUBA	3,886	3,186
PMVAAD	3,051,599	5,148,126
PMVEBD	1,645,000	1,927,727
PMVFAD	948,008	1,696,167
PMVFHA	8,673	2,589
PMVFHV	62	13
PMVHYD	29,627	59,470
PMVIV	9,591,793	344,828
PMVLAD	38,734,747	52,540,701
PMVRA	216,421	302,735
PMVRSD	428,456	158,827
PMVSTA	34,264,345	19,893,638
PMVTRD	115,055	18,909
PVEIB	36,580,633	14,189,849
PVGOB	961,690	555,163
PVIGIB	9,751,689	5,131,224
PVNOB	2,335,699	68,480
PVTIGB	6,432,785	4,783,267
ROCSC	5,946	51,824
TRHS2	21,857,199	33,827,990
TRMCG2	17,656,774	2,909,953
VVGGS	67,047	153,321
VWBF	372,615	644,581
VWEM	422,518	1,622,249
VWHA	285,797	868,235
VWHAS	10,966,180	29,759,519
VRVDRA	4,518,491	2,466,866

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2023, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2023. The information is presented as a value or range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a value or range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Hedged Allocation Portfolio: Class B (ALVBWB)
2023	0.40%			9,312	$18.77			$174,768	0.85%	12.21%
2022	0.40%			12,242	16.73			204,766	3.07%	-19.49%
2021	0.40%			12,916	20.78			268,365	0.24%	12.91%
2020	0.40%			18,898	18.40			347,712	2.16%	8.81%
2019	0.40%			19,109	16.91			323,129	2.51%	17.73%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
2023	0.60%			3,985	13.97			55,671	0.88%	13.02%
2022	0.60%			3,848	12.36			47,564	2.89%	-18.94%
2021	0.60%			4,093	15.25			62,410	1.90%	9.02%
2020	0.60%			4,485	13.99			62,732	1.82%	4.39%
2019	0.60%			4,030	13.40			53,995	2.05%	14.82%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)
2020	1.15%	to	2.75%	1,039,394	14.11	to	12.25	13,805,895	1.50%	3.65%	to	1.98%
2019	1.15%	to	2.75%	1,110,926	13.62	to	12.02	14,350,826	1.80%	13.92%	to	12.07%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class B (ALVGIB)
2023	0.95%	to	2.20%	94,281	41.74	to	39.82	4,272,200	1.24%	10.66%	to	9.27%
2022	0.95%	to	2.20%	105,433	37.72	to	36.44	4,312,288	1.06%	-5.33%	to	-6.52%
2021	0.95%	to	2.20%	100,102	39.84	to	38.98	4,398,361	0.64%	26.62%	to	25.03%
2020	0.95%	to	2.20%	104,459	31.47	to	31.18	3,662,678	1.34%	1.50%	to	0.22%
2019	0.95%	to	2.20%	127,381	31.00	to	31.11	4,417,884	1.04%	22.44%	to	20.89%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2023	0.40%	to	2.55%	241,027	9.89	to	8.74	2,244,581	0.33%	14.37%	to	11.91%
2022	0.40%	to	2.05%	235,563	8.65	to	8.00	1,940,486	3.93%	-14.14%	to	-15.56%
2021	0.40%	to	2.40%	290,594	10.07	to	9.35	2,806,014	1.86%	10.41%	to	8.19%
2020	0.40%	to	2.05%	175,607	9.12	to	8.73	1,559,120	1.59%	1.80%	to	0.12%
2019	0.40%	to	2.05%	138,361	8.96	to	8.72	1,218,872	1.06%	16.32%	to	14.40%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A (ALVSVA)
2023	0.40%	to	0.60%	10,633	24.51	to	23.99	258,781	1.16%	16.71%	to	16.48%
2022	0.40%	to	0.60%	19,141	21.00	to	20.60	399,655	1.11%	-15.97%	to	-16.13%
2021	0.40%	to	0.60%	24,079	24.99	to	24.56	599,151	0.73%	35.40%	to	35.13%
2020	0.40%	to	0.60%	26,824	18.46	to	18.17	494,075	1.07%	2.96%	to	2.75%
2019	0.40%	to	0.60%	33,267	17.93	to	17.69	595,041	0.63%	19.62%	to	19.38%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B (ALVSVB)
2023	0.40%	to	2.85%	2,050,730	33.54	to	38.93	111,286,624	0.81%	16.40%	to	13.54%
2022	0.40%	to	2.85%	2,174,091	28.82	to	34.29	102,586,045	0.82%	-16.15%	to	-18.21%
2021	0.40%	to	2.85%	2,421,295	34.37	to	41.92	138,828,800	0.60%	35.06%	to	31.74%
2020	0.40%	to	2.85%	2,428,393	25.45	to	31.82	104,195,951	0.82%	2.64%	to	0.12%
2019	0.40%	to	2.85%	2,334,269	24.79	to	31.78	98,654,265	0.32%	19.42%	to	16.49%
Alger Mid Cap Growth Portfolio: Class I-2 Shares (ALMGI2)
2023	0.95%	to	1.05%	26,211	10.84	to	10.82	283,769	0.00%	22.01%	to	21.88%
2022	0.95%	to	1.05%	26,168	8.88			232,376	0.00%	-11.16%	to	-11.21%	****
Allspring Variable Trust - VT Discovery All Cap Growth Fund: Class 2 (WFVOG2)
2023	1.40%			282	44.99			12,698	0.00%	31.31%
2022	1.40%			285	34.26			9,765	0.00%	-38.08%
2021	1.40%			291	55.33			16,102	0.00%	13.36%
2020	1.40%	to	1.75%	403	48.81	to	47.03	19,518	0.00%	41.18%	to	40.68%
2019	1.40%	to	1.75%	403	34.57	to	33.43	13,839	0.00%	35.13%	to	34.65%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2023	0.40%	to	2.75%	2,946,388	46.23	to	30.89	116,209,616	0.00%	3.69%	to	1.25%
2022	0.40%	to	2.75%	2,886,784	44.59	to	30.50	110,568,906	0.00%	-34.68%	to	-36.22%
2021	0.40%	to	2.75%	2,678,036	68.26	to	47.83	158,327,753	0.00%	7.21%	to	4.68%
2020	0.40%	to	2.75%	2,454,772	63.67	to	45.69	135,764,009	0.00%	57.15%	to	53.45%
2019	0.40%	to	2.75%	2,719,852	40.52	to	29.78	96,591,484	0.00%	24.33%	to	21.40%
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2023	0.40%	to	0.60%	14,281	11.30	to	11.10	159,397	3.06%	13.45%	to	13.22%
2022	0.40%	to	0.60%	15,867	9.96	to	9.81	156,273	4.62%	16.85%	to	16.62%
2021	0.40%	to	0.60%	8,676	8.52	to	8.41	73,628	2.45%	37.22%	to	36.95%
2020	0.40%			3,988	6.21			24,770	3.26%	-25.43%
2019	0.40%			2,758	8.33			22,970	1.69%	19.93%
ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III (ARLPE3)
2023	0.60%			6,554	14.69			96,269	0.00%	28.03%
2022	0.60%			6,940	11.47			79,623	12.47%	-29.33%
2021	0.60%			6,940	16.24			112,676	4.16%	23.19%
2020	0.60%			11,330	13.18			149,335	13.58%	8.60%
2019	0.60%			5,727	12.14			69,504	0.00%	39.00%
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)
2023	0.80%	to	1.40%	377,336	48.65	to	47.88	19,593,563	1.92%	15.48%	to	14.78%
2022	0.80%	to	1.40%	425,531	42.13	to	41.71	19,238,455	1.19%	-17.93%	to	-18.42%
2021	0.80%	to	1.40%	480,096	51.34	to	51.13	26,589,335	0.72%	14.84%	to	14.15%
2020	0.80%	to	1.40%	530,862	44.70	to	44.79	25,726,888	1.16%	11.63%	to	10.95%
2019	0.80%	to	1.40%	606,322	40.04	to	40.37	26,517,118	1.55%	18.89%	to	18.17%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
2023	0.80%	to	1.40%	348,407	38.59	to	33.02	11,740,501	1.53%	7.79%	to	7.14%
2022	0.80%	to	1.40%	403,319	35.80	to	30.82	12,669,970	1.74%	-13.43%	to	-13.96%
2021	0.80%	to	1.40%	458,710	41.36	to	35.82	16,736,276	1.08%	22.66%	to	21.92%
2020	0.80%	to	1.40%	463,781	33.71	to	29.38	13,865,280	1.96%	10.91%	to	10.24%
2019	0.80%	to	1.40%	498,774	30.40	to	26.65	13,515,695	2.07%	22.96%	to	22.21%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II (ACVIG2)
2023	0.95%	to	2.40%	69,963	38.00	to	33.62	2,843,207	1.28%	7.21%	to	5.65%
2022	0.95%	to	2.40%	79,396	35.45	to	31.82	3,019,628	1.51%	-13.66%	to	-14.92%
2021	0.95%	to	2.40%	86,686	41.05	to	37.40	3,843,755	0.82%	22.17%	to	20.38%
2020	0.95%	to	2.40%	95,652	33.60	to	31.07	3,498,121	1.71%	10.39%	to	8.77%
2019	0.95%	to	2.40%	107,378	30.44	to	28.56	3,573,215	1.83%	22.57%	to	20.78%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)
2023	0.40%	to	0.60%	249,491	10.81	to	10.58	2,691,933	3.54%	3.19%	to	2.98%
2022	0.40%	to	0.60%	316,675	10.48	to	10.28	3,309,915	5.21%	-13.22%	to	-13.40%
2021	0.40%	to	0.60%	250,449	12.08	to	11.87	3,012,724	3.55%	6.19%	to	5.97%
2020	0.40%	to	0.60%	168,947	11.37	to	11.20	1,918,616	1.61%	9.37%	to	9.15%
2019	0.40%	to	0.60%	181,218	10.40	to	10.26	1,882,070	2.62%	8.72%	to	8.50%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2023	0.40%	to	2.85%	15,041,313	14.18	to	10.40	210,777,705	3.26%	2.99%	to	0.46%
2022	0.40%	to	2.85%	16,877,998	13.77	to	10.35	232,017,192	5.01%	-13.42%	to	-15.55%
2021	0.40%	to	2.85%	17,959,497	15.90	to	12.26	288,065,984	3.19%	5.84%	to	3.24%
2020	0.40%	to	2.85%	13,530,463	15.03	to	11.88	205,662,850	1.33%	9.12%	to	6.43%
2019	0.40%	to	2.85%	14,004,669	13.77	to	11.16	197,180,047	2.29%	8.47%	to	5.80%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
2023	0.40%	to	1.40%	265,010	25.87	to	34.70	8,777,372	2.31%	5.71%	to	4.65%
2022	0.40%	to	1.40%	314,763	24.47	to	33.15	9,912,381	2.26%	-1.59%	to	-2.57%
2021	0.40%	to	1.40%	325,364	24.87	to	34.03	10,504,015	1.15%	22.71%	to	21.48%
2020	0.40%	to	1.40%	346,062	20.27	to	28.01	9,253,445	1.78%	0.81%	to	-0.21%
2019	0.40%	to	1.40%	399,967	20.10	to	28.07	10,809,320	2.05%	28.63%	to	27.34%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)
2023	0.40%	to	2.85%	3,895,735	39.03	to	30.84	155,155,496	2.16%	5.60%	to	3.01%
2022	0.40%	to	2.85%	4,282,687	36.96	to	29.94	163,147,543	2.10%	-1.78%	to	-4.19%
2021	0.40%	to	2.85%	4,593,421	37.63	to	31.25	178,524,133	1.04%	22.52%	to	19.51%
2020	0.40%	to	2.85%	4,865,239	30.71	to	26.15	156,368,879	1.70%	0.71%	to	-1.77%
2019	0.40%	to	2.85%	5,000,394	30.50	to	26.62	160,894,132	1.91%	28.48%	to	25.32%
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)
2023	0.40%	to	2.80%	543,100	32.81	to	31.56	23,739,411	2.17%	8.58%	to	5.97%
2022	0.40%	to	2.80%	1,108,996	30.22	to	29.78	44,679,141	1.84%	-0.09%	to	-2.49%
2021	0.40%	to	2.50%	885,477	30.24	to	35.29	36,013,669	1.84%	23.78%	to	21.18%
2020	0.40%	to	2.45%	89,777	24.43	to	29.39	3,061,094	6.25%	0.43%	to	-1.64%
American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 1 (AFGC)
2023	1.30%			9,734	35.93			349,715	3.64%	1.87%
2022	1.30%			11,683	35.27			412,027	3.11%	-11.90%
2021	1.30%			17,175	40.03			687,566	1.52%	-1.74%
2020	1.30%			17,811	40.74			725,635	2.03%	8.66%
2019	1.30%			16,091	37.50			603,338	2.18%	4.32%
American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)
2023	1.30%			38,001	377.83			14,357,848	0.61%	37.01%
2022	1.30%			39,482	275.76			10,887,927	0.57%	-30.67%
2021	1.30%			43,683	397.75			17,375,021	0.46%	20.71%
2020	1.30%			46,920	329.52			15,461,329	0.56%	50.48%
2019	1.30%			49,615	218.98			10,864,364	0.99%	29.41%
American Funds Insurance Series(R) - American High-Income Trust: Class 1 (AFHY)
2023	1.30%			2,250	79.51			178,862	6.01%	11.23%
2022	1.30%			4,087	71.48			292,086	7.69%	-10.19%
2021	1.30%			5,145	79.60			409,537	3.73%	7.32%
2020	1.30%			6,943	74.17			514,946	9.15%	6.80%
2019	1.30%			7,182	69.44			498,748	6.45%	11.38%
American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)
2023	0.40%	to	2.75%	3,180,461	16.34	to	11.05	45,975,354	2.22%	16.51%	to	13.77%
2022	0.40%	to	2.40%	1,307,814	14.03	to	9.74	16,382,936	3.27%	-9.05%	to	-2.61%
2021	0.40%	to	1.45%	204,215	15.42	to	14.79	3,085,728	1.59%	27.00%	to	25.66%
2020	0.40%	to	1.15%	75,460	12.14	to	11.79	908,271	2.02%	8.04%	to	17.94%
2019	0.40%	to	0.60%	48,970	11.24	to	11.20	549,737	2.10%	20.55%	to	20.31%
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)
2023	0.40%	to	0.60%	82,868	13.23	to	13.08	1,089,931	2.78%	8.32%	to	8.10%
2022	0.40%	to	0.60%	60,837	12.21	to	12.10	738,854	2.58%	-7.74%	to	-7.93%
2021	0.40%	to	0.60%	47,995	13.24	to	13.14	631,823	2.71%	14.22%	to	13.99%
2020	0.40%	to	0.60%	15,431	11.59	to	11.53	178,195	2.66%	3.70%	to	3.49%
2019	0.40%	to	0.60%	13,318	11.17	to	11.14	148,449	2.70%	17.15%	to	16.91%
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
2023	0.40%	to	2.40%	234,857	12.60	to	10.65	2,650,028	0.03%	15.32%	to	6.55%
2022	0.40%	to	0.60%	58,445	10.92	to	10.82	633,071	0.00%	-29.97%	to	-30.11%
2021	0.40%	to	0.60%	56,798	15.60	to	15.48	880,112	0.00%	6.00%	to	5.79%
2020	0.60%			43,527	14.64			637,018	0.13%	28.61%
2019	0.60%			47,375	11.38			539,073	0.00%	30.46%
American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)
2023	0.40%	to	2.75%	2,278,788	9.78	to	9.40	21,904,264	4.61%	2.48%	to	0.07%
2022	0.40%	to	2.20%	814,742	9.54	to	9.43	7,725,639	7.50%	-4.57%	to	-5.71%	****
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)
2023	0.40%	to	1.15%	79,338	10.45	to	11.31	821,129	1.13%	15.10%	to	14.23%
2022	0.40%	to	1.15%	80,853	9.08	to	9.90	730,127	1.67%	-21.34%	to	-21.93%
2021	0.40%	to	1.15%	55,554	11.55	to	12.69	639,291	2.42%	-2.11%	to	-2.84%
2020	0.40%	to	1.15%	29,230	11.80	to	13.06	343,835	0.42%	13.20%	to	30.57%
2019	0.40%	to	0.60%	50,587	10.42	to	10.39	525,622	1.31%	22.18%	to	21.93%
American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)
2023	0.90%	to	2.40%	1,279,870	12.29	to	10.56	15,269,330	1.88%	6.67%	to	12.90%
2022	0.95%	to	2.00%	260,431	10.71	to	9.38	2,735,577	1.69%	-22.99%	to	-6.24%
2021	0.95%	to	1.35%	29,929	13.91	to	13.82	415,042	0.81%	3.64%	to	3.22%
2020	1.05%	to	1.35%	4,129	13.41	to	13.39	55,371	0.00%	34.12%	to	33.89%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 4 (AMVUA4)
2023	0.90%	to	1.10%	51,450	9.98	to	9.96	513,348	7.56%	-0.22%	to	-0.35%	****
American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)
2023	0.40%	to	2.75%	29,868,911	16.95	to	13.14	489,923,282	1.83%	9.79%	to	7.21%
2022	0.40%	to	2.75%	34,391,806	15.44	to	12.26	519,495,353	2.17%	-14.31%	to	-16.33%
2021	0.40%	to	2.85%	38,311,866	18.02	to	14.52	682,553,219	1.35%	12.05%	to	9.30%
2020	0.40%	to	2.85%	43,965,150	16.08	to	13.29	706,431,019	1.52%	5.46%	to	2.86%
2019	0.40%	to	2.85%	48,793,019	15.25	to	12.92	751,824,542	2.33%	17.51%	to	14.62%
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III (BRVDA3)
2023	0.90%	to	1.10%	133,362	10.84	to	10.82	1,444,543	3.03%	8.37%	to	8.23%	****
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
2023	0.40%	to	2.85%	9,927,122	20.32	to	16.37	183,932,975	1.77%	11.54%	to	8.81%
2022	0.40%	to	2.85%	11,796,314	18.21	to	15.05	198,076,261	1.42%	-4.49%	to	-6.83%
2021	0.40%	to	2.85%	13,407,076	19.07	to	16.15	238,259,220	1.28%	19.82%	to	16.87%
2020	0.40%	to	2.85%	16,016,383	15.92	to	13.82	240,120,474	1.97%	3.16%	to	0.62%
2019	0.40%	to	2.85%	16,520,109	15.43	to	13.74	242,401,136	1.83%	26.95%	to	23.83%
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)
2023	0.40%	to	2.40%	5,419,771	12.75	to	11.55	68,220,109	6.24%	12.49%	to	10.24%
2022	0.40%	to	2.50%	5,146,571	11.34	to	10.40	58,100,082	4.96%	-10.92%	to	-12.79%
2021	0.40%	to	2.55%	4,942,037	12.73	to	11.88	63,267,127	4.10%	4.81%	to	2.54%
2020	0.40%	to	2.55%	3,105,765	12.14	to	11.59	38,197,026	5.19%	6.58%	to	4.28%
2019	0.40%	to	2.55%	4,274,867	11.39	to	11.11	49,951,526	5.18%	14.40%	to	11.93%
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
2023	0.40%	to	2.85%	52,479,741	10.55	to	8.50	510,113,688	3.54%	5.00%	to	2.43%
2022	0.40%	to	2.85%	48,491,736	10.04	to	8.30	452,740,654	1.89%	-14.62%	to	-16.71%
2021	0.40%	to	2.85%	46,245,716	11.76	to	9.96	510,155,837	1.38%	-2.08%	to	-4.49%
2020	0.40%	to	2.85%	36,250,688	12.01	to	10.43	411,656,607	1.90%	8.11%	to	5.45%
2019	0.40%	to	2.85%	33,610,292	11.11	to	9.89	356,599,362	2.61%	8.71%	to	6.04%
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
2023	0.40%	to	2.75%	13,586,382	24.02	to	16.93	273,311,258	2.45%	12.04%	to	9.41%
2022	0.40%	to	2.75%	14,835,357	21.44	to	15.47	269,201,496	0.00%	-16.41%	to	-18.38%
2021	0.40%	to	2.75%	16,077,316	25.65	to	18.95	352,943,929	0.82%	5.99%	to	3.49%
2020	0.40%	to	2.75%	16,997,308	24.20	to	18.32	355,709,751	1.28%	20.23%	to	17.39%
2019	0.40%	to	2.85%	18,748,962	20.13	to	15.43	330,200,800	1.25%	17.28%	to	14.40%
BlackRock Variable Series Funds, Inc. - BlackRock Capital Appreciation V.I. Fund: Class III (BRVCA3)
2023	0.90%	to	1.10%	90,799	12.51	to	12.49	1,135,678	0.00%	25.11%	to	24.95%	****
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2020	0.80%	to	1.40%	638,601	50.55	to	43.85	28,557,319	0.79%	22.70%	to	21.96%
2019	0.80%	to	1.40%	747,557	41.20	to	35.95	27,383,863	1.17%	35.01%	to	34.19%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)
2023	0.40%	to	1.50%	7,309	38.64	to	50.62	295,663	0.49%	20.19%	to	18.86%
2022	0.40%	to	1.50%	7,547	32.15	to	42.59	255,984	0.43%	-18.58%	to	-19.48%
2021	0.40%	to	1.50%	7,562	39.48	to	52.89	316,876	0.25%	26.27%	to	24.87%
2020	0.40%	to	2.75%	2,275,227	31.27	to	31.18	92,240,083	0.55%	22.89%	to	19.99%
2019	0.40%	to	2.75%	2,761,476	25.45	to	25.98	92,162,383	0.93%	35.24%	to	32.05%
BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)
2023	0.80%	to	1.40%	285,127	63.13	to	53.58	15,620,103	0.65%	25.67%	to	24.92%
2022	0.80%	to	1.40%	302,903	50.23	to	42.89	13,268,821	0.79%	-15.50%	to	-16.01%
2021	0.80%	to	1.40%	324,886	59.44	to	51.07	16,926,571	0.47%	24.63%	to	23.87%
2020	0.80%	to	1.40%	349,495	47.70	to	41.23	14,684,256	0.77%	23.64%	to	22.89%
2019	0.80%	to	1.40%	396,354	38.58	to	33.55	13,545,644	1.08%	28.09%	to	27.31%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2023	0.80%	to	1.40%	1,998,337	102.53	to	110.84	226,509,474	1.41%	24.92%	to	24.17%
2022	0.80%	to	1.40%	2,220,858	82.08	to	89.26	202,614,556	1.33%	-18.97%	to	-19.46%
2021	0.80%	to	1.40%	2,422,495	101.29	to	110.83	274,133,955	1.14%	27.38%	to	26.62%
2020	0.80%	to	1.40%	2,654,436	79.52	to	87.54	237,006,672	1.57%	17.06%	to	16.36%
2019	0.80%	to	1.40%	2,915,046	67.92	to	75.23	223,546,554	1.71%	30.13%	to	29.35%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)
2023	1.45%	to	1.55%	7,685	57.33	to	56.13	439,218	1.16%	23.79%	to	23.66%
2022	1.45%	to	1.55%	9,675	46.31	to	45.39	447,011	1.08%	-19.70%	to	-19.78%
2021	1.45%	to	1.55%	11,520	57.68	to	56.58	663,173	0.76%	26.26%	to	26.13%
2020	0.40%	to	2.55%	3,040,078	31.18	to	37.38	132,479,598	1.31%	17.24%	to	14.71%
2019	0.40%	to	2.55%	3,569,193	26.60	to	32.58	134,065,977	1.46%	30.32%	to	27.51%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2023	0.80%	to	1.40%	471,702	71.37	to	78.48	39,496,780	0.74%	22.83%	to	22.09%
2022	0.80%	to	1.40%	510,415	58.11	to	64.28	34,994,845	0.53%	-23.49%	to	-23.95%
2021	0.80%	to	1.40%	555,601	75.95	to	84.53	50,019,348	0.76%	25.98%	to	25.22%
2020	0.80%	to	1.40%	603,335	60.28	to	67.50	43,351,654	1.10%	23.15%	to	22.41%
2019	0.80%	to	1.40%	660,931	48.95	to	55.15	38,768,298	1.47%	33.28%	to	32.48%
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
2023	0.95%	to	2.10%	19,319	26.52	to	26.81	566,933	0.09%	7.98%	to	6.73%
2022	0.95%	to	2.25%	21,763	24.56	to	24.36	594,318	0.00%	-17.62%	to	-18.70%
2021	0.95%	to	2.25%	21,937	29.81	to	29.97	730,186	0.00%	15.06%	to	13.55%
2020	0.95%	to	2.25%	28,459	25.91	to	26.39	840,063	0.44%	18.44%	to	16.89%
2019	0.95%	to	2.25%	33,308	21.87	to	22.58	839,641	0.00%	20.34%	to	18.76%
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)
2023	0.40%	to	2.85%	1,971,837	18.89	to	14.85	33,374,766	0.55%	17.52%	to	14.63%
2022	0.40%	to	2.85%	2,170,198	16.08	to	12.96	31,629,076	0.46%	-14.63%	to	-16.72%
2021	0.40%	to	2.85%	2,480,470	18.83	to	15.56	42,797,568	0.43%	25.06%	to	21.98%
2020	0.40%	to	2.85%	2,523,599	15.06	to	12.75	35,171,532	0.52%	7.41%	to	4.77%
2019	0.40%	to	2.85%	2,526,416	14.02	to	12.17	33,137,075	0.40%	19.38%	to	16.44%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2023	0.40%	to	2.55%	944,708	38.25	to	49.28	51,685,721	1.07%	14.93%	to	12.45%
2022	0.40%	to	2.55%	1,030,819	33.29	to	43.83	49,868,075	0.93%	-16.98%	to	-18.77%
2021	0.40%	to	2.55%	1,143,765	40.09	to	53.95	67,131,236	0.71%	25.64%	to	22.93%
2020	0.40%	to	2.55%	1,449,068	31.91	to	43.89	68,254,126	1.05%	10.19%	to	7.82%
2019	0.40%	to	2.55%	1,588,614	28.96	to	40.71	68,693,857	0.91%	21.72%	to	19.10%
Schwab Annuity Portfolios - Schwab(R)Government Money Market Portfolio (CHSMM)
2023	0.75%	to	1.35%	705,391	10.11	to	9.80	7,194,056	4.77%	4.11%	to	3.48%
2022	0.75%	to	1.35%	742,491	9.71	to	9.47	7,408,715	1.47%	0.67%	to	0.06%
2021	0.75%	to	1.35%	836,847	9.64	to	9.47	8,204,248	0.07%	-0.69%	to	-1.29%
2020	0.75%	to	1.35%	692,340	9.71	to	9.59	6,896,825	0.24%	-0.46%	to	-1.07%
2019	0.75%	to	1.35%	539,381	9.76	to	9.70	5,397,812	1.90%	1.15%	to	0.54%
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (CLVHY2)
2023	0.40%	to	2.55%	1,543,344	12.47	to	10.78	17,954,243	3.99%	11.42%	to	9.02%
2022	0.40%	to	1.95%	1,175,810	11.19	to	10.24	12,445,453	5.21%	-11.14%	to	-12.52%
2021	0.40%	to	2.40%	1,018,946	12.59	to	11.45	12,250,764	5.04%	4.37%	to	2.27%
2020	0.40%	to	2.30%	687,402	12.07	to	11.24	8,000,749	5.19%	5.88%	to	3.86%
2019	0.40%	to	2.40%	1,015,022	11.40	to	10.79	11,255,887	5.41%	16.06%	to	13.73%
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
2023	0.40%	to	2.85%	3,649,190	22.76	to	17.45	74,250,064	0.64%	8.66%	to	6.00%
2022	0.40%	to	2.85%	3,729,906	20.94	to	16.46	70,414,801	0.52%	-12.71%	to	-14.85%
2021	0.40%	to	2.85%	3,716,839	23.99	to	19.33	81,105,921	0.59%	33.48%	to	30.20%
2020	0.40%	to	2.85%	3,656,633	17.97	to	14.85	60,281,289	1.06%	-2.57%	to	-4.97%
2019	0.40%	to	2.85%	3,517,430	18.45	to	15.63	60,032,877	0.81%	27.21%	to	24.08%
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
2023	0.40%	to	2.75%	7,874,144	13.36	to	10.42	94,396,483	8.20%	10.77%	to	8.16%
2022	0.40%	to	2.80%	8,983,148	12.06	to	9.59	98,063,994	4.61%	-3.12%	to	-5.45%
2021	0.40%	to	2.75%	7,443,287	12.45	to	10.19	83,996,540	2.88%	3.21%	to	0.78%
2020	0.40%	to	2.75%	4,999,796	12.07	to	10.11	55,233,486	3.32%	1.59%	to	-0.81%
2019	0.40%	to	2.75%	6,274,991	11.88	to	10.19	68,892,705	4.32%	6.65%	to	4.13%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2023	0.80%	to	1.40%	209,921	18.74	to	16.43	3,513,130	2.58%	5.29%	to	4.65%
2022	0.80%	to	1.40%	235,231	17.80	to	15.70	3,761,523	2.63%	-10.00%	to	-10.54%
2021	0.80%	to	1.40%	250,338	19.78	to	17.55	4,469,733	2.56%	-2.18%	to	-2.78%
2020	0.80%	to	1.40%	273,906	20.22	to	18.06	5,023,892	2.79%	7.25%	to	6.61%
2019	0.80%	to	1.40%	278,446	18.85	to	16.94	4,775,752	3.00%	8.57%	to	7.91%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS)
2023	0.95%	to	2.30%	749,788	15.94	to	12.01	10,674,950	2.40%	4.85%	to	3.42%
2022	0.95%	to	2.30%	808,674	15.20	to	11.61	11,066,337	2.37%	-10.31%	to	-11.53%
2021	0.95%	to	2.30%	915,778	16.95	to	13.12	14,069,764	2.27%	-2.60%	to	-3.92%
2020	0.95%	to	2.30%	973,629	17.40	to	13.66	15,454,423	2.56%	6.84%	to	5.38%
2019	0.95%	to	2.30%	1,054,260	16.29	to	12.96	15,764,545	2.71%	8.13%	to	6.66%
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S)
2023	0.95%	to	1.85%	47,285	11.50	to	10.95	531,367	1.61%	7.30%	to	6.33%
2022	0.95%	to	1.85%	51,079	10.72	to	10.30	536,951	0.00%	-14.81%	to	-15.58%
2021	0.95%	to	1.85%	47,630	12.58	to	12.20	590,460	1.55%	17.13%	to	16.07%
2020	0.95%	to	2.25%	51,361	10.74	to	10.41	545,771	2.02%	-0.25%	to	-1.56%
2019	0.95%	to	2.25%	54,311	10.77	to	10.58	580,982	1.95%	18.78%	to	17.22%
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
2023	0.80%	to	1.40%	1,122,472	45.28	to	40.04	68,693,843	2.27%	12.04%	to	11.37%
2022	0.80%	to	1.40%	1,247,167	40.42	to	35.95	68,610,884	2.00%	-15.62%	to	-16.12%
2021	0.80%	to	1.40%	1,381,586	47.89	to	42.86	90,202,727	1.55%	9.04%	to	8.38%
2020	0.80%	to	1.40%	1,522,133	43.92	to	39.55	91,581,414	1.49%	13.95%	to	13.26%
2019	0.80%	to	1.40%	1,652,739	38.55	to	34.92	87,683,449	1.72%	17.30%	to	16.59%
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
2023	0.40%	to	2.55%	60,562,401	20.09	to	17.00	1,130,525,700	1.55%	20.75%	to	18.15%
2022	0.40%	to	2.55%	61,110,368	16.64	to	14.39	953,552,455	1.08%	-18.51%	to	-20.27%
2021	0.40%	to	2.55%	58,022,390	20.42	to	18.05	1,121,307,676	0.76%	17.52%	to	14.98%
2020	0.40%	to	2.65%	50,451,237	17.38	to	15.62	837,511,380	1.29%	21.64%	to	18.89%
2019	0.40%	to	2.55%	46,535,382	14.28	to	13.19	641,316,929	1.68%	23.62%	to	20.95%
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
2023	0.40%	to	2.40%	4,717,041	38.14	to	56.23	292,222,037	0.28%	32.59%	to	29.93%
2022	0.40%	to	2.40%	3,971,397	28.77	to	43.28	191,270,490	0.30%	-26.78%	to	-28.25%
2021	0.40%	to	2.75%	2,980,286	39.29	to	52.39	206,269,586	0.02%	27.00%	to	24.01%
2020	0.40%	to	2.45%	1,196,323	30.94	to	48.02	65,297,220	0.04%	29.71%	to	27.04%
2019	0.40%	to	2.40%	271,824	23.85	to	38.13	11,083,422	0.28%	30.75%	to	28.12%
Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2 (FDSCS2)
2023	0.90%			101,150	11.74			1,187,464	1.12%	17.40%			****
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
2023	0.40%	to	2.85%	8,707,711	27.95	to	28.47	345,156,489	1.75%	9.94%	to	7.24%
2022	0.40%	to	2.85%	9,148,788	25.42	to	26.55	335,644,465	1.73%	-5.62%	to	-7.94%
2021	0.40%	to	2.85%	9,481,876	26.94	to	28.84	373,846,650	1.70%	24.11%	to	21.06%
2020	0.40%	to	2.85%	9,410,420	21.70	to	23.83	302,112,920	1.64%	6.01%	to	3.41%
2019	0.40%	to	2.85%	9,856,666	20.47	to	23.04	301,831,977	1.80%	26.60%	to	23.49%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
2023	0.80%	to	1.40%	2,058,969	71.16	to	80.21	245,675,400	1.87%	9.77%	to	9.10%
2022	0.80%	to	1.40%	2,290,342	64.83	to	73.51	249,690,118	1.84%	-5.72%	to	-6.29%
2021	0.80%	to	1.40%	2,538,148	68.76	to	78.45	294,257,351	1.87%	23.89%	to	23.15%
2020	0.80%	to	1.40%	2,805,619	55.50	to	63.70	263,346,266	1.80%	5.84%	to	5.20%
2019	0.80%	to	1.40%	3,079,159	52.43	to	60.55	274,799,594	1.98%	26.42%	to	25.66%
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)
2023	0.40%	to	2.40%	4,356,777	11.70	to	10.43	48,236,100	2.05%	9.05%	to	6.87%
2022	0.40%	to	2.40%	4,220,153	10.73	to	9.76	43,253,638	1.63%	-20.69%	to	-22.28%
2021	0.40%	to	2.50%	3,494,272	13.52	to	12.51	45,571,869	2.37%	-2.80%	to	-4.85%
2020	0.40%	to	2.65%	1,961,867	13.91	to	13.09	26,469,475	0.75%	30.35%	to	27.41%
2019	0.40%	to	2.50%	759,030	10.67	to	10.30	7,957,750	1.49%	28.68%	to	25.96%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
2023	0.80%	to	1.40%	169,736	20.47	to	18.39	3,165,191	3.70%	8.40%	to	7.75%
2022	0.80%	to	1.40%	213,593	18.88	to	17.06	3,694,205	2.06%	-14.26%	to	-14.77%
2021	0.80%	to	1.40%	251,352	22.02	to	20.02	5,098,162	0.89%	4.95%	to	4.31%
2020	0.80%	to	1.40%	292,996	20.98	to	19.19	5,696,708	1.22%	11.49%	to	10.82%
2019	0.80%	to	1.40%	286,639	18.82	to	17.32	5,019,968	2.00%	15.07%	to	14.38%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)
2023	0.95%	to	2.85%	10,844,739	22.67	to	14.94	212,725,081	3.63%	8.05%	to	5.98%
2022	0.95%	to	2.85%	12,602,083	20.98	to	14.10	229,605,565	1.93%	-14.48%	to	-16.12%
2021	0.95%	to	2.85%	14,022,493	24.54	to	16.81	299,900,615	0.79%	4.59%	to	2.59%
2020	1.10%	to	2.85%	14,422,297	21.67	to	16.39	295,834,904	1.11%	11.01%	to	9.04%
2019	1.10%	to	2.85%	14,119,750	19.52	to	15.03	261,631,240	1.93%	14.48%	to	12.45%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
2023	0.80%	to	1.40%	289,152	22.61	to	20.31	5,968,711	3.17%	11.44%	to	10.77%
2022	0.80%	to	1.40%	298,259	20.29	to	18.34	5,552,663	1.95%	-16.50%	to	-17.01%
2021	0.80%	to	1.40%	355,112	24.30	to	22.09	7,958,695	0.97%	8.59%	to	7.93%
2020	0.80%	to	1.40%	391,213	22.37	to	20.47	8,119,731	1.11%	14.00%	to	13.31%
2019	0.80%	to	1.40%	466,941	19.63	to	18.06	8,546,905	1.84%	19.05%	to	18.33%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)
2023	1.10%	to	2.75%	12,950,081	24.12	to	17.62	292,401,183	2.94%	10.99%	to	9.14%
2022	1.10%	to	2.75%	14,602,455	21.73	to	16.15	298,206,441	1.84%	-16.89%	to	-18.28%
2021	1.10%	to	2.75%	16,526,244	26.15	to	19.76	407,506,690	0.82%	8.06%	to	6.26%
2020	1.10%	to	2.70%	18,407,215	24.20	to	18.74	421,937,337	1.02%	13.46%	to	11.62%
2019	1.10%	to	2.70%	20,113,617	21.33	to	16.79	407,782,827	1.75%	18.56%	to	16.64%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
2023	0.80%	to	1.40%	644,303	25.43	to	22.85	14,994,178	2.39%	13.64%	to	12.96%
2022	0.80%	to	1.40%	664,027	22.38	to	20.23	13,665,905	1.87%	-17.61%	to	-18.11%
2021	0.80%	to	1.40%	662,336	27.16	to	24.70	16,625,901	0.98%	11.34%	to	10.67%
2020	0.80%	to	1.40%	690,190	24.39	to	22.32	15,635,658	1.18%	15.82%	to	15.12%
2019	0.80%	to	1.40%	694,267	21.06	to	19.39	13,652,092	1.95%	23.38%	to	22.63%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)
2023	1.10%	to	2.50%	3,258,505	27.93	to	21.40	84,002,790	2.22%	13.20%	to	11.60%
2022	1.10%	to	2.50%	3,476,229	24.67	to	19.18	79,388,107	1.73%	-18.00%	to	-19.16%
2021	1.10%	to	2.60%	3,465,488	30.09	to	23.32	96,637,719	0.90%	10.84%	to	9.16%
2020	1.10%	to	2.60%	3,249,367	27.14	to	21.36	81,714,212	1.02%	15.36%	to	13.61%
2019	1.10%	to	2.60%	3,255,605	23.53	to	18.80	71,170,340	1.76%	22.75%	to	20.89%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
2023	0.40%	to	2.85%	11,018,754	49.14	to	51.18	782,534,846	0.00%	35.35%	to	32.03%
2022	0.40%	to	2.85%	11,121,608	36.31	to	38.76	592,443,929	0.35%	-24.95%	to	-26.79%
2021	0.40%	to	2.85%	11,354,636	48.37	to	52.94	815,237,269	0.00%	22.41%	to	19.40%
2020	0.40%	to	2.85%	10,140,669	39.52	to	44.34	602,332,549	0.04%	42.98%	to	39.46%
2019	0.40%	to	2.85%	10,118,386	27.64	to	31.79	426,825,480	0.06%	33.44%	to	30.16%
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
2023	0.40%	to	2.75%	40,898,930	22.95	to	19.12	873,245,799	1.50%	17.89%	to	15.12%
2022	0.40%	to	2.50%	42,828,698	19.47	to	16.89	782,956,017	1.53%	-5.55%	to	-7.54%
2021	0.40%	to	2.55%	41,953,858	20.61	to	18.22	819,699,089	2.31%	25.14%	to	22.44%
2020	0.40%	to	2.55%	40,752,096	16.47	to	14.88	642,192,283	2.01%	7.16%	to	4.85%
2019	0.40%	to	2.75%	35,508,567	15.37	to	14.08	526,717,527	3.34%	29.16%	to	26.12%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
2023	0.80%	to	1.40%	1,897,898	110.72	to	130.38	499,480,065	0.13%	35.15%	to	34.34%
2022	0.80%	to	1.40%	2,093,774	81.92	to	97.05	408,599,971	0.62%	-25.06%	to	-25.51%
2021	0.80%	to	1.40%	2,300,262	109.32	to	130.30	599,962,755	0.00%	22.23%	to	21.49%
2020	0.80%	to	1.40%	2,516,303	89.43	to	107.25	540,162,585	0.07%	42.74%	to	41.88%
2019	0.80%	to	1.40%	2,727,202	62.65	to	75.59	413,039,306	0.26%	33.24%	to	32.43%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
2023	0.80%	to	1.40%	603,142	28.22	to	27.45	24,372,475	5.51%	9.60%	to	8.93%
2022	0.80%	to	1.40%	677,829	25.75	to	25.20	24,955,479	4.97%	-12.08%	to	-12.61%
2021	0.80%	to	1.40%	755,660	29.29	to	28.84	32,034,989	5.21%	3.58%	to	2.95%
2020	0.80%	to	1.40%	823,287	28.28	to	28.01	33,944,173	4.97%	1.92%	to	1.31%
2019	0.80%	to	1.40%	912,609	27.74	to	27.65	37,080,785	5.04%	14.18%	to	13.49%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)
2023	0.40%	to	2.90%	74,083,908	15.17	to	10.43	1,106,075,773	2.56%	5.58%	to	2.93%
2022	0.40%	to	2.90%	69,046,210	14.36	to	10.13	984,779,267	2.08%	-13.56%	to	-15.72%
2021	0.40%	to	2.90%	70,214,482	16.62	to	12.02	1,168,004,763	1.86%	-1.29%	to	-3.77%
2020	0.40%	to	2.90%	57,103,898	16.84	to	12.49	968,324,680	2.14%	8.73%	to	6.00%
2019	0.40%	to	2.90%	51,919,394	15.48	to	11.78	814,933,908	2.68%	8.97%	to	6.23%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2023	0.80%	to	1.40%	763,441	16.74	to	14.77	11,462,088	2.65%	5.27%	to	4.64%
2022	0.80%	to	1.40%	710,737	15.90	to	14.11	10,191,497	2.19%	-13.72%	to	-14.24%
2021	0.80%	to	1.40%	809,337	18.43	to	16.45	13,519,931	1.89%	-1.52%	to	-2.11%
2020	0.80%	to	1.40%	932,031	18.71	to	16.81	15,901,461	2.14%	8.38%	to	7.73%
2019	0.80%	to	1.40%	884,903	17.26	to	15.60	13,995,244	2.73%	8.70%	to	8.05%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)
2023	0.40%	to	2.85%	2,806,448	30.98	to	47.34	177,501,499	0.37%	14.34%	to	11.54%
2022	0.40%	to	2.85%	3,220,863	27.10	to	42.44	179,976,769	0.26%	-15.31%	to	-17.39%
2021	0.40%	to	2.85%	3,651,445	32.00	to	51.38	243,048,750	0.34%	24.81%	to	21.74%
2020	0.40%	to	2.85%	4,491,360	25.64	to	42.20	241,712,950	0.39%	17.40%	to	14.51%
2019	0.40%	to	2.85%	5,073,669	21.84	to	36.86	235,309,401	0.67%	22.68%	to	19.66%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2023	0.80%	to	1.40%	518,827	32.73	to	29.41	15,509,274	0.51%	14.09%	to	13.40%
2022	0.80%	to	1.40%	553,589	28.69	to	25.93	14,576,848	0.40%	-15.53%	to	-16.04%
2021	0.80%	to	1.40%	599,734	33.97	to	30.89	18,792,939	0.50%	24.50%	to	23.75%
2020	0.80%	to	1.40%	651,133	27.28	to	24.96	16,479,421	0.56%	17.09%	to	16.39%
2019	0.80%	to	1.40%	763,210	23.30	to	21.45	16,586,396	0.78%	22.36%	to	21.62%
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2023	0.40%	to	2.85%	4,529,264	22.74	to	16.71	96,415,049	2.39%	0.30%	to	-2.16%
2022	0.40%	to	2.85%	6,351,892	22.67	to	17.08	135,443,363	2.15%	62.22%	to	58.24%
2021	0.40%	to	2.85%	5,360,513	13.97	to	10.79	70,934,510	2.34%	54.21%	to	50.43%
2020	0.40%	to	2.85%	4,827,926	9.06	to	7.17	41,896,057	2.55%	-33.15%	to	-34.80%
2019	0.40%	to	2.75%	4,651,695	13.56	to	11.17	61,177,730	1.78%	9.38%	to	6.80%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
2023	0.40%	to	2.85%	3,499,170	15.17	to	24.33	109,890,412	0.75%	19.74%	to	16.80%
2022	0.40%	to	2.85%	4,232,584	12.67	to	20.83	112,812,164	0.88%	-24.98%	to	-26.83%
2021	0.40%	to	2.85%	3,422,634	16.88	to	28.46	123,151,475	0.34%	18.91%	to	15.99%
2020	0.40%	to	2.85%	3,304,017	14.20	to	24.54	100,929,052	0.22%	14.87%	to	12.05%
2019	0.40%	to	2.85%	3,623,703	12.36	to	21.90	97,597,749	1.49%	26.99%	to	23.87%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
2023	0.80%	to	1.40%	937,577	39.36	to	36.09	43,118,412	1.01%	19.54%	to	18.82%
2022	0.80%	to	1.40%	1,041,498	32.92	to	30.37	40,255,326	1.05%	-25.09%	to	-25.54%
2021	0.80%	to	1.40%	1,132,197	43.95	to	40.79	58,706,528	0.52%	18.74%	to	18.02%
2020	0.80%	to	1.40%	1,234,733	37.01	to	34.56	54,134,921	0.44%	14.69%	to	14.00%
2019	0.80%	to	1.40%	1,360,073	32.27	to	30.32	52,207,197	1.70%	26.74%	to	25.98%
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)
2023	0.40%	to	2.50%	1,055,185	15.10	to	12.03	14,408,365	2.35%	10.45%	to	8.13%
2022	0.40%	to	2.50%	1,008,409	13.67	to	11.13	12,586,489	0.98%	-27.98%	to	-29.50%
2021	0.40%	to	2.50%	1,617,815	18.99	to	15.79	27,886,678	1.11%	38.09%	to	35.18%
2020	0.40%	to	2.40%	644,375	13.75	to	11.77	8,199,727	1.99%	-7.16%	to	-9.03%
2019	0.40%	to	2.40%	666,837	14.81	to	12.94	9,190,357	1.61%	22.46%	to	20.00%
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 (FV2)
2023	0.90%	to	1.10%	116,730	11.61	to	11.60	1,355,596	2.45%	16.14%	to	15.98%	****
Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class (FVFRHI)
2023	1.15%	to	2.40%	1,637,152	10.70	to	10.61	17,483,566	11.07%	6.99%	to	6.10%	****
Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 (FVICA2)
2023	0.90%	to	1.10%	189,203	11.10	to	11.09	2,100,211	0.32%	11.00%	to	10.85%	****
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)
2023	0.90%	to	1.10%	258,639	10.51	to	10.50	2,718,978	8.79%	5.13%	to	4.99%	****
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2023	0.80%	to	1.40%	116,673	50.87	to	44.61	5,306,662	1.17%	19.81%	to	19.09%
2022	0.80%	to	1.40%	117,961	42.46	to	37.46	4,500,565	0.94%	-7.94%	to	-8.49%
2021	0.80%	to	1.40%	150,168	46.12	to	40.93	6,300,910	1.51%	32.41%	to	31.61%
2020	0.80%	to	1.40%	114,626	34.83	to	31.10	3,623,425	1.20%	7.31%	to	6.66%
2019	0.80%	to	1.40%	130,997	32.46	to	29.16	3,882,954	1.55%	33.22%	to	32.41%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
2023	0.40%	to	2.45%	427,699	11.62	to	49.83	24,806,796	1.10%	20.13%	to	17.66%
2022	0.40%	to	2.40%	276,962	9.67	to	42.78	13,770,591	1.55%	-3.31%	to	-9.57%
2021	1.10%	to	2.30%	106,536	60.73	to	48.23	6,107,777	1.21%	31.88%	to	30.28%
2020	1.10%	to	2.30%	115,366	46.05	to	37.02	5,027,608	1.04%	6.83%	to	5.54%
2019	1.10%	to	2.30%	126,904	43.11	to	35.08	5,186,100	1.42%	32.62%	to	31.02%
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
2023	0.80%	to	2.50%	485,148	11.98	to	10.13	5,453,690	2.09%	11.72%	to	9.82%
2022	0.80%	to	2.50%	543,593	10.72	to	9.23	5,510,146	2.61%	-22.61%	to	-23.93%
2021	0.80%	to	2.50%	576,771	13.85	to	12.13	7,597,400	0.88%	-6.49%	to	-8.10%
2020	0.80%	to	2.50%	652,427	14.81	to	13.20	9,257,166	4.21%	16.25%	to	14.25%
2019	0.80%	to	2.50%	795,837	12.74	to	11.55	9,772,585	1.01%	25.68%	to	23.53%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2023	0.40%	to	2.55%	3,590,638	30.06	to	14.26	59,450,650	1.46%	14.15%	to	11.70%
2022	0.40%	to	2.55%	4,099,175	26.33	to	12.77	60,139,461	1.62%	-16.34%	to	-18.14%
2021	0.40%	to	2.65%	4,690,626	31.47	to	15.38	83,164,730	1.76%	11.24%	to	8.72%
2020	0.40%	to	2.65%	5,290,110	28.29	to	14.14	85,283,835	1.58%	11.30%	to	8.78%
2019	0.40%	to	2.65%	5,922,543	25.42	to	13.00	86,840,145	3.55%	19.38%	to	16.68%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2023	0.40%	to	2.55%	6,628,021	8.82	to	6.99	51,505,103	0.00%	2.47%	to	0.27%
2022	0.40%	to	2.85%	7,487,167	8.61	to	7.01	57,510,935	0.00%	-5.33%	to	-7.65%
2021	0.40%	to	2.85%	8,613,994	9.09	to	7.59	70,707,342	0.00%	-5.37%	to	-7.70%
2020	0.40%	to	2.85%	9,298,572	9.61	to	8.22	81,577,433	8.49%	-5.66%	to	-7.98%
2019	0.40%	to	2.85%	10,542,396	10.19	to	8.94	99,271,236	7.08%	1.60%	to	-0.89%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
2023	0.40%	to	2.55%	9,191,274	29.53	to	16.98	187,230,491	5.25%	8.19%	to	5.86%
2022	0.40%	to	2.75%	10,874,715	27.30	to	15.50	205,063,983	5.00%	-5.85%	to	-8.07%
2021	0.40%	to	2.85%	10,933,413	29.00	to	16.59	223,080,666	4.64%	16.29%	to	13.43%
2020	0.40%	to	2.85%	11,593,508	24.93	to	14.63	205,226,747	5.76%	0.29%	to	-2.18%
2019	0.40%	to	2.85%	13,162,556	24.86	to	14.95	234,316,579	5.37%	15.59%	to	12.75%
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
2023	0.40%	to	0.60%	32,730	19.74	to	19.32	642,042	2.47%	19.83%	to	19.59%
2022	0.40%	to	0.60%	37,010	16.47	to	16.15	606,283	1.28%	-5.13%	to	-5.32%
2021	0.40%	to	0.60%	43,815	17.36	to	17.06	756,446	2.69%	18.65%	to	18.41%
2020	0.40%	to	0.60%	61,910	14.63	to	14.41	902,001	2.21%	-4.84%	to	-5.04%
2019	0.40%	to	0.60%	92,937	15.38	to	15.17	1,423,693	1.65%	23.87%	to	23.62%
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)
2020	0.95%	to	2.50%	724,995	40.42	to	36.80	32,143,688	1.27%	14.87%	to	13.07%
2019	0.95%	to	2.50%	884,745	35.18	to	32.55	34,343,613	1.25%	28.00%	to	26.00%
Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)
2023	0.40%	to	0.60%	38,883	11.44	to	11.20	438,279	5.16%	7.75%	to	7.53%
2022	0.40%	to	0.60%	67,667	10.62	to	10.41	711,829	5.26%	-11.11%	to	-11.29%
2021	0.40%	to	0.60%	123,686	11.94	to	11.74	1,470,705	3.09%	1.70%	to	1.50%
2020	0.40%	to	0.60%	144,610	11.74	to	11.56	1,693,689	4.57%	3.02%	to	2.81%
2019	0.40%	to	0.60%	133,696	11.40	to	11.25	1,518,227	5.33%	7.62%	to	7.41%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)
2023	0.40%	to	2.90%	1,045,859	34.00	to	37.95	57,097,240	0.52%	12.30%	to	9.48%
2022	0.40%	to	2.90%	1,215,369	30.28	to	34.66	59,596,550	0.98%	-10.42%	to	-12.67%
2021	0.40%	to	2.90%	1,371,223	33.80	to	39.69	76,141,515	0.99%	24.86%	to	21.73%
2020	0.40%	to	2.90%	1,718,366	27.07	to	32.61	77,109,801	1.58%	4.77%	to	2.14%
2019	0.40%	to	2.90%	1,819,674	25.84	to	31.92	78,816,890	1.06%	25.84%	to	22.68%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
2023	0.75%	to	2.45%	788,105	10.38	to	19.89	19,053,458	3.18%	19.85%	to	17.81%
2022	0.75%	to	2.45%	1,043,639	8.66	to	16.89	20,904,403	3.03%	-8.30%	to	-9.87%
2021	0.75%	to	2.45%	1,117,196	9.45	to	18.73	24,682,119	1.83%	3.38%	to	1.61%
2020	0.75%	to	2.45%	1,212,614	9.14	to	18.44	26,415,652	3.43%	-1.90%	to	-3.58%
2019	0.75%	to	2.45%	1,265,143	9.31	to	19.12	28,311,161	1.72%	11.68%	to	9.77%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)
2023	0.40%	to	2.50%	595,035	14.06	to	12.19	8,094,281	1.70%	15.11%	to	12.69%
2022	0.40%	to	2.50%	643,914	12.21	to	10.81	7,681,938	0.00%	-19.49%	to	-21.18%
2021	0.40%	to	2.50%	724,944	15.17	to	13.72	10,869,659	0.00%	15.71%	to	13.27%
2020	0.40%	to	2.50%	755,358	13.11	to	12.11	9,889,514	0.28%	3.70%	to	1.51%
2019	0.40%	to	2.50%	818,810	12.64	to	11.93	10,469,053	1.44%	11.49%	to	9.14%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2023	0.60%	to	2.80%	654,732	11.25	to	9.91	7,033,856	6.44%	7.12%	to	4.76%
2022	0.40%	to	2.80%	706,631	10.60	to	9.46	7,138,504	1.63%	-6.91%	to	-9.15%
2021	0.40%	to	2.10%	378,957	11.38	to	10.69	4,159,712	1.99%	4.42%	to	2.63%
2020	1.30%	to	2.10%	184,874	10.64	to	10.41	1,959,895	2.17%	5.33%	to	4.48%
2019	1.30%	to	2.10%	161,311	10.10	to	9.97	1,625,373	4.29%	7.41%	to	6.54%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares (GVSSCS)
2023	0.40%	to	0.60%	21,979	24.69	to	24.16	539,559	0.82%	18.48%	to	18.24%
2022	0.40%	to	0.60%	21,309	20.84	to	20.44	441,888	0.09%	-19.96%	to	-20.12%
2021	0.40%	to	0.60%	22,617	26.03	to	25.58	585,996	0.24%	23.00%	to	22.76%
2020	0.40%	to	0.60%	24,309	21.16	to	20.84	512,441	0.00%	7.93%	to	7.71%
2019	0.40%	to	0.60%	27,823	19.61	to	19.35	543,956	0.16%	24.03%	to	23.79%
Rydex Variable Trust - Guggenheim Long Short Equity Fund (RSRF)
2023	0.40%	to	0.60%	4,828	12.01	to	11.88	57,614	0.28%	12.30%	to	12.08%
2022	0.40%	to	0.60%	4,704	10.70	to	10.60	50,020	0.41%	-14.73%	to	-14.90%
2021	0.40%	to	0.60%	4,704	12.55	to	12.45	58,735	0.55%	23.30%	to	23.06%
2020	0.40%			677	10.18			6,889	0.86%	4.51%
2019	0.40%			637	9.74			6,202	0.58%	5.12%
Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)
2023	0.40%	to	2.55%	1,299,329	12.29	to	9.74	13,973,271	2.65%	3.95%	to	1.71%
2022	0.40%	to	2.80%	1,739,971	11.82	to	9.34	18,240,654	1.23%	-3.78%	to	-6.10%
2021	0.40%	to	2.55%	1,353,251	12.29	to	10.17	14,921,942	0.00%	7.67%	to	5.35%
2020	0.40%	to	2.55%	1,324,632	11.41	to	9.65	13,727,695	1.32%	6.96%	to	4.65%
2019	0.40%	to	2.55%	1,412,374	10.67	to	9.22	13,862,116	2.36%	4.59%	to	2.34%
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)
2023	1.75%	to	2.20%	9,795	32.64	to	30.94	310,016	0.00%	38.15%	to	37.52%
2022	1.75%	to	2.20%	9,008	23.63	to	22.50	205,934	0.00%	-32.50%	to	-32.81%
2021	1.75%	to	2.20%	8,800	35.00	to	33.48	298,670	0.00%	9.69%	to	9.19%
2020	0.80%	to	2.35%	189,471	34.69	to	30.26	6,224,889	0.00%	40.86%	to	38.66%
2019	0.80%	to	2.35%	202,090	24.63	to	21.82	4,736,807	0.00%	35.33%	to	33.22%
Invesco - Invesco V.I. High Yield Fund: Series II Shares (AVHY2)
2023	0.90%	to	1.10%	14,270	10.60	to	10.59	151,273	8.28%	6.02%	to	5.88%	****
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2023	0.40%			12,260	14.14			173,353	0.00%	6.21%
2022	0.40%			12,345	13.31			164,354	7.32%	-14.69%
2021	0.40%			13,627	15.61			212,672	2.75%	9.11%
2020	0.40%	to	0.60%	18,480	14.30	to	14.09	263,316	8.33%	9.78%	to	9.56%
2019	0.40%	to	0.60%	15,517	13.03	to	12.86	201,364	0.00%	14.75%	to	14.51%
Invesco - Invesco V.I. Core Plus Bond Fund: Series II Shares (IVCPB2)
2023	0.90%	to	1.10%	383,705	10.32	to	10.30	3,957,203	3.85%	3.15%	to	3.01%	****
Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares (IVCPBI)
2023	0.80%	to	1.40%	1,120,313	9.97	to	9.87	11,069,909	2.52%	5.29%	to	4.66%
2022	0.80%	to	1.40%	1,244,061	9.47	to	9.43	11,737,671	0.57%	-5.31%	to	-5.69%	****
Invesco - Invesco V.I. Diversified Dividend Fund: Series II Shares (IVDDII)
2023	0.90%	to	1.10%	202,387	10.62	to	10.61	2,149,720	2.73%	6.23%	to	6.09%	****
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)
2023	0.40%	to	2.75%	525,632	23.02	to	17.42	10,446,690	0.04%	13.69%	to	11.02%
2022	0.40%	to	2.75%	577,803	20.25	to	15.69	10,224,943	0.07%	-14.80%	to	-16.80%
2021	0.40%	to	2.75%	684,761	23.76	to	18.86	14,370,003	0.24%	22.37%	to	19.49%
2020	0.40%	to	2.75%	878,800	19.42	to	15.79	15,253,477	0.48%	8.50%	to	5.94%
2019	0.40%	to	2.75%	923,919	17.90	to	14.90	14,967,027	0.22%	24.54%	to	21.60%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2023	0.80%	to	1.40%	500,852	20.84	to	18.05	9,243,116	0.00%	12.25%	to	11.57%
2022	0.80%	to	1.40%	549,047	18.56	to	16.18	9,071,284	0.00%	-31.53%	to	-31.95%
2021	0.80%	to	1.40%	638,955	27.12	to	23.77	15,493,235	0.00%	18.15%	to	17.43%
2020	0.80%	to	1.40%	715,516	22.95	to	20.25	14,759,687	0.04%	39.56%	to	38.72%
2019	0.80%	to	1.40%	815,351	16.44	to	14.59	12,110,104	0.00%	38.25%	to	37.41%
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)
2023	0.65%	to	2.50%	927,893	13.33	to	12.45	12,018,587	0.00%	12.12%	to	10.04%
2022	0.65%	to	2.50%	952,872	11.89	to	11.31	11,084,497	0.00%	-31.58%	to	-32.85%
2021	0.75%	to	2.50%	1,016,856	17.35	to	16.84	17,435,493	0.00%	17.90%	to	15.82%
2020	0.65%	to	2.50%	1,174,026	14.73	to	14.54	17,195,800	0.00%	47.27%	to	45.43%	****
Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)
2020	0.40%	to	1.40%	459,751	24.32	to	25.45	11,831,165	1.46%	13.49%	to	12.35%
2019	0.40%	to	1.40%	512,894	21.43	to	22.65	11,737,375	1.08%	31.55%	to	30.23%
Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)
2023	1.15%	to	1.50%	165	50.70	to	47.09	7,772	0.44%	21.42%	to	20.99%
2022	1.50%	to	1.75%	194	38.92	to	37.00	7,589	0.69%	-21.50%	to	-21.70%
2021	1.50%			206	49.58			10,213	0.58%	25.32%
2020	0.00%	to	2.90%	4,716,638	-	to	28.32	181,677,490	1.14%	0.00%	to	10.40%
2019	0.40%	to	2.90%	5,494,477	24.77	to	25.65	188,895,345	0.82%	31.21%	to	27.92%
Invesco - Invesco V.I. Global Fund: Series I (OVGS)
2023	0.40%	to	1.40%	1,074,479	24.96	to	100.01	114,686,473	0.22%	34.20%	to	32.86%
2022	0.40%	to	1.40%	1,208,663	18.60	to	75.28	96,246,348	0.00%	-32.04%	to	-32.72%
2021	0.40%	to	1.40%	1,313,803	27.37	to	111.89	156,425,451	0.00%	15.03%	to	13.87%
2020	0.40%	to	1.40%	1,444,320	23.79	to	98.26	150,555,876	0.69%	27.13%	to	25.85%
2019	0.40%	to	1.40%	1,606,006	18.72	to	78.08	133,050,649	0.91%	31.26%	to	29.94%
Invesco - Invesco V.I. Global Fund: Series II (OVGSS)
2023	0.65%	to	2.80%	2,243,218	20.63	to	39.87	118,446,875	0.00%	33.58%	to	30.70%
2022	0.65%	to	2.80%	2,395,430	15.45	to	30.50	96,759,072	0.00%	-32.38%	to	-33.84%
2021	0.65%	to	2.80%	2,473,958	22.84	to	46.11	149,514,243	0.00%	14.42%	to	11.95%
2020	0.65%	to	2.80%	2,557,041	19.96	to	41.19	136,993,181	0.43%	26.51%	to	23.77%
2019	0.65%	to	2.80%	2,963,169	15.78	to	33.28	126,384,297	0.67%	30.60%	to	27.77%
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)
2023	0.40%	to	0.60%	88,285	16.11	to	15.77	1,412,259	0.57%	20.58%	to	20.34%
2022	0.40%	to	0.60%	102,792	13.36	to	13.11	1,365,614	0.00%	-27.42%	to	-27.57%
2021	0.40%	to	0.60%	102,472	18.41	to	18.10	1,875,545	0.00%	9.78%	to	9.56%
2020	0.40%	to	0.60%	104,238	16.77	to	16.52	1,740,026	0.90%	21.02%	to	20.77%
2019	0.40%	to	0.60%	124,703	13.86	to	13.68	1,722,366	1.04%	28.09%	to	27.83%
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)
2023	1.30%	to	1.95%	84,490	12.28	to	11.52	1,026,936	0.30%	19.07%	to	18.29%
2022	1.30%	to	1.95%	91,537	10.31	to	9.74	934,597	0.00%	-28.11%	to	-28.58%
2021	1.30%	to	1.95%	93,240	14.34	to	13.64	1,327,277	0.00%	8.69%	to	7.97%
2020	0.95%	to	2.85%	5,258,596	12.89	to	11.88	68,309,809	0.63%	28.93%	to	17.59%
2019	1.10%	to	2.85%	5,652,376	11.17	to	10.10	61,577,746	0.71%	26.54%	to	24.31%
Invesco - Invesco V.I. Conservative Balanced Fund: Series I (OVMS)
2023	0.80%	to	1.40%	426,354	35.32	to	34.03	17,989,019	1.86%	11.70%	to	11.03%
2022	0.80%	to	1.40%	479,504	31.62	to	30.65	18,176,487	1.35%	-17.52%	to	-18.02%
2021	0.80%	to	1.40%	534,144	38.33	to	37.38	24,750,638	1.47%	9.75%	to	9.08%
2020	0.80%	to	1.40%	587,607	34.93	to	34.27	25,020,942	2.09%	13.94%	to	13.25%
2019	0.80%	to	1.40%	618,103	30.66	to	30.26	23,174,078	2.25%	16.57%	to	15.87%
Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)
2023	0.80%	to	1.40%	114,811	10.79	to	10.08	1,170,992	0.00%	8.01%	to	7.36%
2022	0.80%	to	1.40%	112,988	9.99	to	9.39	1,072,788	0.00%	-12.17%	to	-12.70%
2021	0.80%	to	1.40%	121,425	11.37	to	10.75	1,318,923	4.50%	-4.19%	to	-4.77%
2020	0.80%	to	1.40%	136,629	11.87	to	11.29	1,556,211	5.65%	2.57%	to	1.95%
2019	0.80%	to	1.40%	152,056	11.57	to	11.07	1,696,709	3.69%	9.92%	to	9.25%
Invesco - Invesco V.I. Global Strategic Income Fund: Series II (OVSBS)
2023	0.75%	to	2.25%	336,487	10.55	to	8.90	3,277,923	0.00%	7.79%	to	6.16%
2022	0.75%	to	2.25%	373,625	9.79	to	8.38	3,396,745	0.00%	-12.37%	to	-13.70%
2021	0.75%	to	2.25%	396,751	11.17	to	9.72	4,148,246	4.21%	-4.29%	to	-5.73%
2020	0.75%	to	2.25%	426,549	11.67	to	10.31	4,692,036	5.34%	2.22%	to	0.67%
2019	0.75%	to	2.25%	550,096	11.42	to	10.24	5,970,206	3.35%	9.78%	to	8.12%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)
2023	0.80%	to	1.40%	151,863	34.86	to	31.32	4,830,262	1.14%	17.19%	to	16.48%
2022	0.80%	to	1.40%	171,078	29.75	to	26.89	4,667,395	0.52%	-16.51%	to	-17.01%
2021	0.80%	to	1.40%	188,721	35.63	to	32.40	6,196,020	0.37%	21.57%	to	20.84%
2020	0.80%	to	1.40%	200,490	29.31	to	26.81	5,442,363	0.62%	18.97%	to	18.25%
2019	0.80%	to	1.40%	221,936	24.64	to	22.68	5,091,127	0.21%	25.46%	to	24.70%
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II (OVSCS)
2023	0.40%	to	2.85%	2,056,749	38.66	to	43.58	123,923,638	0.95%	17.35%	to	14.47%
2022	0.40%	to	2.85%	1,895,508	32.95	to	38.07	99,893,664	0.25%	-16.38%	to	-18.43%
2021	0.40%	to	2.85%	1,950,036	39.40	to	46.68	125,000,639	0.18%	21.77%	to	18.78%
2020	0.00%	to	2.85%	2,140,606	-	to	39.30	113,886,441	0.36%	0.00%	to	16.23%
2019	0.40%	to	2.85%	2,265,629	27.15	to	33.81	102,406,393	0.00%	25.63%	to	22.54%
Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)
2023	0.40%	to	2.75%	5,072,989	23.88	to	16.83	100,006,226	2.02%	13.48%	to	10.81%
2022	0.40%	to	2.80%	5,834,271	21.05	to	15.08	102,643,572	1.50%	-15.08%	to	-17.12%
2021	0.40%	to	2.85%	6,634,744	24.79	to	18.08	139,284,839	1.53%	10.00%	to	7.29%
2020	0.40%	to	2.85%	7,535,428	22.53	to	16.85	145,790,113	1.97%	13.42%	to	10.63%
2019	0.40%	to	2.85%	8,769,928	19.87	to	15.23	151,627,922	2.06%	21.29%	to	18.31%
Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG)
2023	0.40%	to	0.60%	11,537	8.97	to	8.87	102,355	1.36%	3.60%	to	3.39%
2022	0.40%	to	0.60%	35,819	8.66	to	8.58	309,196	3.39%	49.87%	to	49.57%
2021	0.40%	to	0.60%	12,683	5.78	to	5.73	72,793	1.52%	41.43%	to	41.15%
2020	0.40%	to	0.60%	12,952	4.08	to	4.06	52,658	1.91%	-37.09%	to	-37.21%
2019	0.40%			1,519	6.49			9,861	0.00%	3.06%
Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)
2023	0.40%	to	2.80%	3,265,658	14.36	to	12.45	46,455,701	6.23%	11.31%	to	8.63%
2022	0.40%	to	2.85%	3,658,283	12.90	to	11.40	47,612,208	6.61%	-11.32%	to	-13.50%
2021	0.40%	to	2.85%	4,229,804	14.54	to	13.18	62,803,120	5.88%	5.64%	to	3.04%
2020	0.40%	to	2.85%	4,488,157	13.77	to	12.79	63,866,020	7.23%	5.60%	to	3.01%
2019	0.40%	to	2.85%	5,342,452	13.04	to	12.41	72,891,772	6.66%	10.75%	to	8.02%
Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)
2023	0.40%	to	2.85%	7,161,979	34.10	to	25.51	216,331,588	0.00%	19.14%	to	16.22%
2022	0.40%	to	2.85%	6,957,478	28.62	to	21.95	177,841,664	0.00%	-31.07%	to	-32.77%
2021	0.40%	to	2.85%	6,603,501	41.53	to	32.64	247,038,804	0.00%	15.89%	to	13.04%
2020	0.40%	to	2.85%	6,085,246	35.83	to	28.88	196,974,311	0.00%	48.41%	to	44.76%
2019	0.40%	to	2.85%	5,847,898	24.15	to	19.95	128,785,824	0.00%	37.39%	to	34.01%
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Aggressive: Class II (WRPAP)
2023	0.60%			559	23.18			12,956	6.07%	16.76%
2022	0.60%			579	19.85			11,494	1.95%	-17.18%
2021	0.60%			566	23.97			13,567	1.64%	18.22%
2020	0.60%			573	20.28			11,618	1.44%	15.01%
2019	0.40%	to	0.60%	567	17.63			9,996	3.59%	22.50%
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Conservative: Class II (WRPCP)
2023	0.40%			115,768	20.31			2,351,562	4.71%	11.97%
2022	0.40%			55,945	18.14			1,014,928	2.91%	-14.34%
2021	0.40%			130,486	21.18			2,763,495	2.84%	9.74%
2020	0.00%	to	0.40%	143,515	-	to	19.30	2,769,683	1.65%	0.00%	to	12.22%
2019	0.40%			64,536	17.20			1,109,891	2.15%	14.20%
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive: Class II (WRPMAP)
2023	0.40%			968,133	28.17			27,268,387	6.06%	15.97%
2022	0.40%	to	0.60%	1,275,749	24.29	to	23.66	30,984,652	2.40%	-16.16%	to	-16.33%
2021	0.40%	to	0.60%	1,342,740	28.97	to	28.27	38,899,207	1.86%	16.41%	to	16.18%
2020	0.40%	to	0.60%	1,459,120	24.89	to	24.34	36,310,730	1.81%	14.66%	to	14.43%
2019	0.40%	to	0.60%	1,964,771	21.70	to	21.27	42,643,759	2.75%	20.91%	to	20.67%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)
2023	0.40%	to	0.60%	157,904	18.14	to	17.76	2,842,724	5.81%	14.88%	to	14.65%
2022	0.40%	to	0.60%	270,254	15.79	to	15.49	4,247,559	1.85%	-14.29%	to	-14.46%
2021	0.40%	to	0.60%	279,455	18.42	to	18.11	5,126,524	1.48%	14.78%	to	14.55%
2020	0.40%	to	0.60%	296,203	16.05	to	15.81	4,735,681	1.42%	9.28%	to	9.06%
2019	0.40%	to	0.60%	376,811	14.68	to	14.50	5,519,034	2.37%	18.82%	to	18.58%
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative: Class II (WRPMCP)
2023	0.40%	to	0.60%	169,717	22.85	to	22.21	3,877,088	4.86%	13.47%	to	13.24%
2022	0.40%	to	0.60%	182,279	20.14	to	19.62	3,670,026	2.95%	-15.01%	to	-15.18%
2021	0.40%	to	0.60%	233,945	23.69	to	23.13	5,542,275	2.02%	11.92%	to	11.70%
2020	0.00%	to	0.60%	252,545	-	to	20.70	5,345,758	1.84%	0.00%	to	12.84%
2019	0.40%	to	0.60%	275,259	18.73	to	18.35	5,153,543	2.33%	16.38%	to	16.14%
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)
2020	0.40%	to	0.60%	90,018	14.66	to	14.45	1,317,329	1.60%	9.17%	to	8.95%
2019	0.40%	to	0.60%	132,892	13.43	to	13.26	1,782,768	1.68%	14.43%	to	14.20%
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)
2020	0.40%	to	0.60%	312,191	15.37	to	15.15	4,763,513	1.34%	8.63%	to	8.41%
2019	0.40%	to	0.60%	355,682	14.15	to	13.97	5,004,356	1.88%	16.86%	to	16.62%
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate: Class II (WRPMP)
2023	0.40%	to	0.60%	615,004	25.34	to	24.64	15,576,872	5.60%	14.82%	to	14.59%
2022	0.40%	to	0.60%	704,932	22.07	to	21.50	15,549,837	2.61%	-15.56%	to	-15.73%
2021	0.40%	to	0.60%	765,393	26.14	to	25.51	19,992,603	1.95%	14.20%	to	13.97%
2020	0.00%	to	0.60%	872,712	-	to	22.38	19,901,998	1.83%	0.00%	to	13.66%
2019	0.40%	to	0.60%	1,090,124	20.10	to	19.69	21,895,578	2.64%	18.58%	to	18.34%
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)
2023	0.40%	to	2.40%	2,416,513	15.30	to	33.00	96,076,115	1.89%	14.67%	to	12.38%
2022	0.40%	to	2.50%	1,936,275	13.34	to	28.77	67,635,284	1.05%	-16.95%	to	-18.70%
2021	0.40%	to	2.60%	1,553,302	16.06	to	34.71	63,346,214	0.78%	16.44%	to	13.87%
2020	0.40%	to	2.20%	273,700	13.80	to	32.80	10,116,328	1.48%	13.57%	to	11.52%
2019	0.40%	to	2.20%	313,524	12.15	to	29.41	9,799,803	1.64%	21.78%	to	19.58%
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
2023	0.40%	to	2.75%	1,890,402	45.01	to	60.45	117,281,976	0.12%	39.10%	to	35.83%
2022	0.40%	to	2.75%	2,172,649	32.36	to	44.50	98,365,872	0.05%	-33.99%	to	-35.55%
2021	0.40%	to	2.75%	2,333,749	49.03	to	69.05	161,514,389	0.00%	22.11%	to	19.23%
2020	0.40%	to	2.75%	2,750,213	40.15	to	57.92	157,842,388	0.17%	38.48%	to	35.21%
2019	0.40%	to	2.75%	3,296,707	28.99	to	42.83	138,633,314	0.02%	36.30%	to	33.09%
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)
2023	0.40%	to	2.85%	11,981,840	10.74	to	8.66	118,555,611	3.68%	4.87%	to	2.30%
2022	0.40%	to	2.85%	10,929,846	10.24	to	8.46	103,788,452	2.04%	-14.24%	to	-16.35%
2021	0.40%	to	2.85%	10,411,631	11.94	to	10.12	116,071,445	1.68%	-1.51%	to	-3.93%
2020	0.40%	to	2.85%	7,902,412	12.13	to	10.53	90,145,783	2.42%	9.81%	to	7.11%
2019	0.40%	to	2.85%	6,400,630	11.04	to	9.83	67,151,605	2.87%	8.84%	to	6.16%
Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)
2023	1.15%	to	1.75%	55,945	11.11	to	11.07	620,770	0.59%	11.13%	to	10.68%	****
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2023	0.40%	to	2.85%	8,541,442	57.77	to	46.11	338,137,209	0.00%	53.66%	to	49.90%
2022	0.40%	to	2.85%	7,795,133	37.60	to	30.76	203,850,652	0.00%	-37.37%	to	-38.92%
2021	0.40%	to	2.85%	7,809,725	60.03	to	50.36	331,555,238	0.11%	17.27%	to	14.39%
2020	0.40%	to	2.85%	6,692,192	51.19	to	44.03	255,649,680	0.00%	50.13%	to	46.44%
2019	0.40%	to	2.85%	6,662,451	34.10	to	30.07	175,244,593	0.40%	44.24%	to	40.69%
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
2023	0.75%	to	2.50%	1,102,561	14.61	to	32.98	28,708,375	1.42%	9.76%	to	7.83%
2022	0.75%	to	2.50%	1,175,748	13.31	to	30.59	28,551,778	1.67%	-9.52%	to	-11.11%
2021	0.75%	to	2.55%	1,318,051	14.71	to	34.08	35,576,053	1.01%	12.44%	to	10.40%
2020	0.75%	to	2.65%	1,470,600	13.08	to	30.31	36,077,653	1.20%	15.15%	to	12.95%
2019	0.75%	to	2.65%	1,702,037	11.36	to	26.84	36,738,733	1.83%	25.76%	to	23.35%
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)
2023	0.40%	to	1.45%	66,587	35.81	to	31.98	2,343,961	0.09%	17.31%	to	16.07%
2022	0.40%	to	1.45%	68,443	30.53	to	27.55	2,061,053	0.08%	-16.48%	to	-17.36%
2021	0.40%	to	1.45%	67,197	36.55	to	33.34	2,424,353	0.23%	16.08%	to	14.85%
2020	0.40%	to	1.15%	73,688	31.49	to	29.72	2,299,064	0.00%	18.71%	to	26.93%
2019	0.40%	to	0.60%	77,654	26.53	to	26.17	2,053,042	0.05%	34.62%	to	34.35%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
2023	0.40%	to	1.30%	129,132	11.64	to	10.57	1,451,783	4.64%	21.78%	to	20.69%
2022	0.40%	to	1.30%	157,856	9.56	to	8.76	1,460,763	3.22%	-15.45%	to	-16.22%
2021	0.40%	to	1.30%	159,967	11.31	to	10.45	1,760,927	2.18%	5.04%	to	4.10%
2020	0.40%	to	2.80%	4,455,162	10.77	to	9.25	43,856,657	2.64%	-1.67%	to	-4.04%
2019	0.40%	to	2.75%	4,475,407	10.95	to	9.67	45,259,957	0.88%	17.67%	to	14.89%
Lincoln Variable Insurance Products Trust - LVIP Delaware Value Fund: Service Class (LDVS)
2023	0.40%	to	0.60%	90,319	10.73	to	10.68	967,796	0.95%	2.77%	to	2.56%
2022	0.40%	to	0.60%	152,890	10.45	to	10.41	1,596,079	1.17%	-3.94%	to	-4.14%
2021	0.40%	to	0.60%	242,107	10.87	to	10.86	2,632,220	3.06%	8.74%	to	8.59%	****
Lincoln Variable Insurance Products Trust - LVIP JPMorgan Core Bond Fund: Service Class (LJPCBS)
2023	0.10%	to	2.10%	7,667,307	10.16	to	10.02	77,431,223	1.41%	1.60%	to	0.23%	****
Lincoln Variable Insurance Products Trust - LVIP JPMorgan Mid Cap Value Fund: Standard Class (LJPMVS)
2023	0.80%	to	1.40%	818,675	11.07	to	11.03	9,030,454	1.85%	10.70%	to	10.25%	****
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)
2023	0.40%	to	1.45%	219,144	10.78	to	9.93	2,312,182	5.07%	4.63%	to	3.53%
2022	0.40%	to	1.45%	136,284	10.30	to	9.59	1,376,186	3.41%	-5.44%	to	-6.43%
2021	0.40%	to	1.45%	123,878	10.90	to	10.25	1,328,637	3.17%	0.22%	to	-0.83%
2020	0.40%	to	1.45%	74,499	10.87	to	10.33	797,434	3.51%	2.72%	to	3.34%
2019	0.40%	to	0.60%	24,509	10.59	to	10.55	259,230	3.20%	4.64%	to	4.43%
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
2023	0.40%	to	2.85%	11,805,697	10.65	to	8.80	117,495,237	4.76%	5.91%	to	3.31%
2022	0.40%	to	2.85%	9,694,409	10.06	to	8.52	91,691,621	3.50%	-14.39%	to	-16.49%
2021	0.40%	to	2.85%	8,596,904	11.75	to	10.20	95,604,158	2.37%	-0.64%	to	-3.09%
2020	0.40%	to	2.85%	5,558,265	11.82	to	10.53	62,781,398	2.63%	7.00%	to	4.37%
2019	0.40%	to	2.85%	4,806,220	11.05	to	10.09	51,206,073	2.87%	7.98%	to	5.32%
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)
2023	0.40%	to	1.45%	27,797	15.72	to	12.84	401,363	1.79%	8.04%	to	6.91%
2022	0.40%	to	1.45%	30,432	14.55	to	12.01	410,578	2.99%	-13.32%	to	-14.23%
2021	0.40%	to	1.45%	31,240	16.78	to	14.00	489,404	0.76%	8.43%	to	7.29%
2020	0.40%	to	1.35%	17,232	15.48	to	13.06	264,188	0.43%	35.03%	to	30.58%
2019	0.40%	to	0.60%	7,458	11.46	to	11.43	85,441	1.01%	21.54%	to	21.30%
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)
2023	0.95%	to	2.45%	235,798	26.35	to	23.06	5,928,821	0.05%	22.53%	to	20.68%
2022	0.95%	to	2.20%	263,377	21.51	to	19.49	5,428,194	0.00%	-20.21%	to	-21.22%
2021	0.95%	to	2.20%	294,019	26.95	to	24.74	7,631,288	0.03%	24.46%	to	22.89%
2020	0.95%	to	2.30%	323,675	21.66	to	20.01	6,781,997	0.22%	21.04%	to	19.39%
2019	0.95%	to	2.30%	391,705	17.89	to	16.76	6,823,648	0.34%	38.26%	to	36.37%
MFS(R) Variable Insurance Trust III - MFS Global Real Estate Portfolio: Service Class (M3GRES)
2023	0.95%	to	1.45%	28,179	9.23	to	9.11	257,675	0.47%	10.15%	to	9.60%
2022	0.95%	to	1.45%	23,573	8.38	to	8.31	196,400	1.18%	-27.83%	to	-28.19%
2021	1.15%	to	1.45%	12,912	11.59	to	11.57	149,511	0.85%	15.95%	to	15.71%	****
MFS(R)Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)
2023	0.90%	to	1.10%	366,276	11.98	to	11.97	4,387,907	0.00%	19.81%	to	19.65%	****
MFS(R)Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)
2023	0.90%	to	1.10%	666,611	9.49	to	9.45	6,326,203	0.00%	19.89%	to	19.65%
2022	0.90%	to	1.10%	353,494	7.92	to	7.90	2,798,456	0.00%	-20.83%	to	-20.98%	****
MFS(R)Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
2023	0.40%	to	2.80%	3,564,549	28.41	to	21.38	90,001,614	0.00%	13.80%	to	11.06%
2022	0.40%	to	2.80%	3,563,304	24.97	to	19.25	79,675,925	0.00%	-30.27%	to	-31.95%
2021	0.40%	to	2.80%	3,384,039	35.81	to	28.29	109,245,037	0.00%	1.17%	to	-1.27%
2020	0.40%	to	2.80%	2,835,105	35.39	to	28.65	91,032,268	0.00%	45.00%	to	41.51%
2019	0.40%	to	2.80%	3,012,031	24.41	to	20.25	67,089,712	0.00%	40.71%	to	37.32%
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)
2023	0.40%	to	2.55%	1,962,198	13.67	to	12.62	25,985,101	0.85%	12.38%	to	9.96%
2022	0.40%	to	2.55%	1,665,028	12.16	to	11.47	19,763,378	1.83%	-18.13%	to	-19.89%
2021	0.40%	to	2.00%	826,980	14.85	to	14.46	12,084,323	0.89%	10.82%	to	9.04%
2020	1.15%	to	2.40%	151,059	13.34	to	13.22	2,009,809	0.83%	33.36%	to	32.23%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
MFS(R) Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class (MV3LMS)
2023	0.90%	to	1.95%	254,512	10.31	to	10.24	2,617,737	1.19%	3.09%	to	2.36%	****
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)
2023	0.90%	to	2.40%	2,768,212	17.77	to	16.81	48,378,083	1.53%	11.38%	to	9.70%
2022	0.85%	to	2.40%	2,497,335	15.98	to	15.32	39,293,768	0.83%	-9.78%	to	-11.19%
2021	0.95%	to	2.40%	1,765,410	16.05	to	17.25	30,902,234	0.96%	29.36%	to	27.47%
2020	1.15%	to	2.40%	303,787	13.65	to	13.53	4,126,462	0.42%	36.49%	to	35.34%	****
MFS(R)Variable Insurance Trust II - MFS Corporate Bond Portfolio: Service Class (MVBDS)
2023	0.90%	to	1.10%	375,726	10.44	to	10.42	3,921,968	3.62%	4.39%	to	4.25%	****
MFS(R)Variable Insurance Trust II - MFS Blended Research(R)Core Equity Portfolio: Service Class (MVBRES)
2023	0.85%	to	1.45%	47,376	16.41	to	16.06	774,490	1.06%	27.12%	to	26.35%
2022	0.85%	to	1.45%	54,208	12.91	to	12.71	698,092	0.87%	-16.92%	to	-17.42%
2021	0.85%	to	1.45%	59,324	15.54	to	15.39	920,481	0.90%	28.09%	to	27.31%	****
MFS(R)Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
2023	0.40%	to	2.90%	7,847,974	30.69	to	33.71	360,015,040	1.41%	7.20%	to	4.52%
2022	0.40%	to	2.90%	8,463,255	28.63	to	32.25	370,247,159	1.15%	-6.52%	to	-8.86%
2021	0.40%	to	2.90%	9,146,361	30.62	to	35.39	436,449,503	1.14%	24.66%	to	21.53%
2020	0.40%	to	2.90%	9,837,182	24.56	to	29.12	380,449,667	1.35%	2.81%	to	0.23%
2019	0.40%	to	2.90%	10,092,360	23.89	to	29.05	383,956,790	1.87%	28.99%	to	25.75%
MFS(R)Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
2023	0.40%	to	2.55%	4,351,008	13.13	to	11.86	54,634,284	0.93%	13.94%	to	11.49%
2022	0.40%	to	2.40%	3,650,745	11.52	to	10.70	40,625,781	0.40%	-15.52%	to	-17.22%
2021	0.40%	to	2.40%	3,116,725	13.64	to	12.92	41,442,278	0.46%	8.56%	to	6.38%
2020	0.40%	to	2.50%	1,108,316	12.57	to	12.13	13,698,901	1.46%	15.04%	to	12.61%
2019	0.60%	to	2.00%	208,542	10.91	to	10.81	2,261,362	0.64%	9.09%	to	8.06%	****
MFS(R)Variable Insurance Trust II - MFS Income Portfolio: Service Class (MVIPSC)
2023	0.90%	to	1.10%	211,256	10.35	to	10.34	2,186,134	3.33%	3.50%	to	3.36%	****
MFS(R)Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2023	0.40%	to	2.85%	11,127,592	28.43	to	20.23	272,947,701	0.47%	16.90%	to	14.03%
2022	0.40%	to	2.85%	12,581,737	24.32	to	17.74	266,679,283	0.51%	-24.06%	to	-25.92%
2021	0.40%	to	2.85%	12,612,797	32.02	to	23.95	355,593,370	0.14%	9.84%	to	7.13%
2020	0.40%	to	2.85%	12,241,240	29.15	to	22.36	316,939,311	0.78%	19.73%	to	16.78%
2019	0.40%	to	2.85%	13,810,529	24.35	to	19.14	301,384,233	1.46%	25.15%	to	22.07%
MFS(R)Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)
2023	0.85%	to	1.45%	222,543	9.32	to	9.12	2,057,851	3.06%	6.22%	to	5.58%
2022	0.85%	to	1.45%	182,295	8.77	to	8.64	1,589,455	2.42%	-14.91%	to	-15.43%
2021	0.85%	to	1.45%	172,528	10.31	to	10.21	1,771,429	3.15%	-1.91%	to	-2.50%
2020	1.15%	to	1.45%	28,447	10.49	to	10.47	298,097	0.88%	4.91%	to	4.73%	****
MFS(R)Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)
2023	0.40%	to	1.45%	14,579	18.37	to	16.40	262,738	3.44%	-2.72%	to	-3.74%
2022	0.40%	to	1.45%	18,459	18.88	to	17.04	344,136	2.17%	0.08%	to	-0.97%
2021	0.40%	to	1.45%	12,275	18.86	to	17.21	228,005	1.52%	13.37%	to	12.17%
2020	0.40%	to	0.60%	13,983	16.64	to	16.39	230,456	2.34%	5.20%	to	4.99%
2019	0.40%	to	0.60%	13,924	15.82	to	15.61	218,369	3.78%	24.30%	to	24.05%
The Merger Fund VL - The Merger Fund VL: Class I (MGRFV)
2022	0.40%			3,571	12.37			44,156	1.80%	0.48%
2021	0.40%			414	12.31			5,095	0.00%	0.68%
2020	0.40%			516	12.22			6,307	0.00%	6.95%
2019	0.40%			575	11.43			6,572	0.99%	5.74%
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
2023	0.80%	to	1.40%	24,613	31.89	to	27.16	679,199	8.62%	10.95%	to	10.28%
2022	0.80%	to	1.40%	27,753	28.74	to	24.63	694,710	7.59%	-19.39%	to	-19.87%
2021	0.80%	to	1.40%	32,027	35.66	to	30.74	999,139	4.95%	-2.81%	to	-3.40%
2020	0.80%	to	1.40%	37,333	36.69	to	31.82	1,205,965	4.52%	4.70%	to	4.07%
2019	0.80%	to	1.40%	42,170	35.04	to	30.58	1,309,121	5.32%	13.34%	to	12.65%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)
2023	0.40%	to	1.85%	20,333	10.70	to	21.51	344,240	9.16%	11.24%	to	9.63%
2022	0.40%	to	1.85%	32,877	9.62	to	19.62	436,631	7.45%	-19.13%	to	-20.31%
2021	0.40%	to	1.85%	30,767	11.90	to	24.62	523,043	5.11%	-2.36%	to	-3.78%
2020	0.40%	to	1.85%	28,858	12.18	to	25.59	523,594	4.44%	5.11%	to	3.58%
2019	0.40%	to	1.85%	33,426	11.59	to	24.70	575,441	5.27%	13.71%	to	12.06%
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)
2023	0.40%	to	2.55%	1,606,044	13.12	to	10.86	19,210,381	2.27%	3.85%	to	1.62%
2022	0.40%	to	2.55%	1,615,760	12.63	to	10.69	18,804,193	2.50%	-8.68%	to	-10.65%
2021	0.40%	to	2.40%	1,540,627	13.84	to	12.08	19,819,332	2.39%	13.55%	to	11.27%
2020	0.40%	to	2.40%	1,024,329	12.18	to	10.86	11,680,553	1.41%	-1.83%	to	-3.80%
2019	0.40%	to	2.85%	1,125,057	12.41	to	11.05	13,205,984	2.56%	27.36%	to	24.22%
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)
2023	0.95%	to	2.40%	7,588,185	5.67	to	5.45	42,523,148	0.00%	46.91%	to	44.77%
2022	0.95%	to	2.40%	5,422,532	3.86	to	3.77	20,786,027	0.00%	-60.54%	to	-61.12%
2021	0.95%	to	2.40%	2,417,344	9.79	to	9.69	23,585,720	0.00%	-2.13%	to	-3.09%	****
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)
2023	0.40%	to	2.20%	21,952	10.45	to	9.10	217,362	1.92%	10.03%	to	8.05%
2022	0.40%	to	2.40%	21,999	9.50	to	8.16	199,121	4.47%	-26.49%	to	-27.97%
2021	0.40%	to	2.40%	23,085	12.92	to	11.33	286,641	2.30%	23.34%	to	20.86%
2020	0.40%	to	2.55%	27,077	10.48	to	9.18	275,094	4.48%	-15.19%	to	-17.02%
2019	0.40%	to	2.55%	28,285	12.35	to	11.06	341,682	2.65%	17.58%	to	15.05%
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)
2023	0.40%	to	2.40%	2,991,010	10.05	to	8.96	28,438,744	3.47%	5.24%	to	3.13%
2022	0.40%	to	2.40%	2,363,053	9.55	to	8.69	21,550,869	2.98%	-13.56%	to	-15.29%
2021	0.40%	to	2.80%	1,852,314	11.05	to	10.10	19,713,773	2.90%	-0.84%	to	-3.23%
2020	0.40%	to	2.80%	984,962	11.14	to	10.44	10,660,727	2.51%	3.33%	to	0.84%
2019	0.40%	to	2.80%	825,933	10.78	to	10.35	8,739,047	4.00%	6.16%	to	3.60%
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)
2023	0.40%	to	0.60%	194,151	25.93	to	25.38	4,991,847	1.83%	11.54%	to	11.32%
2022	0.40%	to	0.60%	224,661	23.25	to	22.80	5,179,764	1.46%	-4.37%	to	-4.56%
2021	0.40%	to	0.60%	228,554	24.31	to	23.89	5,522,565	1.32%	19.81%	to	19.57%
2020	0.40%	to	0.60%	246,406	20.29	to	19.98	4,972,990	1.85%	3.21%	to	3.01%
2019	0.40%	to	0.60%	224,130	19.66	to	19.40	4,386,568	1.93%	26.80%	to	26.55%
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II (EIF2)
2023	0.40%	to	2.90%	10,012,363	31.04	to	30.04	442,548,038	1.66%	11.32%	to	8.54%
2022	0.40%	to	2.90%	10,501,212	27.88	to	27.67	422,648,125	1.29%	-4.67%	to	-7.06%
2021	0.40%	to	2.90%	10,467,255	29.25	to	29.78	449,727,685	1.12%	19.52%	to	16.52%
2020	0.40%	to	2.90%	10,097,888	24.47	to	25.56	365,770,918	1.64%	2.93%	to	0.35%
2019	0.40%	to	2.90%	9,239,208	23.78	to	25.47	327,350,159	1.75%	26.50%	to	23.32%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2023	0.40%	to	2.90%	7,696,018	12.43	to	8.62	123,002,215	2.59%	4.28%	to	1.67%
2022	0.40%	to	2.90%	8,343,542	11.92	to	8.48	129,150,251	1.90%	-12.90%	to	-15.08%
2021	0.40%	to	2.90%	9,781,904	13.68	to	9.99	175,478,841	1.62%	-2.47%	to	-4.92%
2020	0.40%	to	2.90%	10,223,988	14.03	to	10.50	185,949,751	2.08%	5.66%	to	3.01%
2019	0.40%	to	2.90%	9,956,482	13.28	to	10.20	171,404,321	2.19%	5.85%	to	3.19%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)
2023	0.95%	to	1.45%	28,417	8.66	to	8.50	244,754	2.46%	3.45%	to	2.93%
2022	0.95%	to	1.45%	39,461	8.37	to	8.26	328,849	1.61%	-13.56%	to	-14.00%
2021	0.95%	to	1.45%	49,757	9.68	to	9.60	480,113	1.68%	-3.29%	to	-3.78%
2020	1.15%	to	1.45%	25,052	10.00	to	9.98	250,474	1.61%	-0.01%	to	-0.18%	****
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2023	0.40%	to	1.40%	261,296	9.65	to	19.75	4,728,782	1.64%	3.75%	to	2.71%
2022	0.40%	to	1.40%	299,473	9.30	to	19.23	5,251,491	0.90%	-25.05%	to	-25.80%
2021	0.40%	to	1.40%	304,251	12.41	to	25.92	7,229,036	0.92%	-7.65%	to	-8.57%
2020	0.40%	to	1.40%	320,088	13.44	to	28.35	8,442,330	1.88%	12.85%	to	11.71%
2019	0.40%	to	1.40%	374,687	11.91	to	25.38	8,798,661	2.37%	22.45%	to	21.22%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
2023	0.75%	to	2.80%	2,558,465	9.46	to	20.10	68,374,015	1.48%	3.09%	to	0.96%
2022	0.75%	to	2.80%	2,644,559	9.18	to	19.91	69,079,815	0.66%	-25.48%	to	-27.02%
2021	0.75%	to	2.80%	2,689,124	12.32	to	27.28	95,131,558	0.87%	-8.20%	to	-10.10%
2020	0.75%	to	2.80%	1,426,598	13.42	to	30.35	54,869,952	1.71%	12.15%	to	9.83%
2019	0.75%	to	2.80%	1,580,746	11.97	to	27.63	54,828,054	2.19%	21.75%	to	19.23%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2023	0.40%	to	1.40%	594,579	17.32	to	19.25	11,489,206	2.67%	21.22%	to	20.00%
2022	0.40%	to	1.40%	684,016	14.28	to	16.04	11,005,835	3.67%	-14.47%	to	-15.32%
2021	0.40%	to	1.40%	743,635	16.70	to	18.95	14,121,921	2.48%	12.21%	to	11.08%
2020	0.40%	to	1.40%	812,767	14.88	to	17.06	13,883,721	1.19%	7.52%	to	6.44%
2019	0.40%	to	1.40%	887,888	13.84	to	16.02	14,250,205	2.48%	18.64%	to	17.45%
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)
2023	0.40%	to	3.00%	256,877,970	35.68	to	17.72	6,032,551,410	0.00%	13.38%	to	10.43%
2022	0.40%	to	3.00%	284,753,145	31.47	to	16.05	5,955,232,702	0.00%	-14.09%	to	-16.33%
2021	0.40%	to	3.00%	305,685,329	36.63	to	19.18	7,511,968,439	1.11%	14.25%	to	11.27%
2020	0.40%	to	3.00%	324,647,280	32.06	to	17.23	7,049,209,443	1.48%	11.55%	to	8.64%
2019	0.40%	to	3.00%	344,268,967	28.74	to	15.86	6,765,651,488	1.62%	20.30%	to	17.16%
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)
2023	0.40%	to	3.00%	287,808,259	12.80	to	8.68	3,343,368,141	0.00%	4.09%	to	1.37%
2022	0.40%	to	3.00%	281,102,346	12.29	to	8.56	3,164,165,877	0.00%	-13.15%	to	-15.42%
2021	0.40%	to	3.00%	302,194,849	14.15	to	10.12	3,951,560,486	1.98%	-1.11%	to	-3.69%
2020	0.40%	to	3.00%	276,402,530	14.31	to	10.51	3,685,516,787	2.04%	8.77%	to	5.93%
2019	0.40%	to	3.00%	271,821,075	13.16	to	9.92	3,361,868,173	1.89%	8.55%	to	5.71%
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)
2023	0.40%	to	2.85%	14,312,262	31.66	to	24.58	449,726,169	0.00%	21.65%	to	18.67%
2022	0.40%	to	2.85%	15,032,568	26.02	to	20.71	393,206,148	0.00%	-25.35%	to	-27.19%
2021	0.40%	to	2.85%	14,886,721	34.86	to	28.44	526,405,469	0.00%	15.54%	to	12.70%
2020	0.40%	to	2.85%	14,118,865	30.18	to	25.24	434,739,348	0.65%	29.41%	to	26.23%
2019	0.40%	to	2.85%	15,592,346	23.32	to	19.99	374,098,028	0.65%	34.24%	to	30.94%
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)
2023	0.40%	to	3.00%	132,736,905	36.07	to	22.07	3,852,034,803	0.00%	25.18%	to	21.92%
2022	0.40%	to	3.00%	153,188,097	28.81	to	18.10	3,580,933,018	0.00%	-17.15%	to	-19.31%
2021	0.40%	to	3.00%	155,446,323	34.78	to	22.44	4,423,082,796	1.05%	23.15%	to	19.94%
2020	0.40%	to	3.00%	168,241,669	28.24	to	18.71	3,919,388,576	1.64%	12.63%	to	9.69%
2019	0.40%	to	3.00%	175,046,931	25.07	to	17.05	3,652,605,180	1.33%	25.16%	to	21.90%
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)
2023	0.40%	to	2.85%	32,547,947	47.22	to	33.97	1,426,872,814	0.00%	37.40%	to	34.04%
2022	0.40%	to	2.85%	32,188,415	34.37	to	25.34	1,036,217,512	0.00%	-30.49%	to	-32.20%
2021	0.40%	to	2.85%	30,419,590	49.45	to	37.38	1,419,514,990	0.00%	21.05%	to	18.07%
2020	0.40%	to	2.85%	25,071,030	40.85	to	31.66	966,546,811	0.72%	50.89%	to	47.18%
2019	0.40%	to	2.85%	24,941,956	27.07	to	21.51	643,170,424	0.35%	29.76%	to	26.57%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2023	0.40%	to	2.75%	17,019,742	22.87	to	24.21	555,531,174	0.00%	17.46%	to	14.70%
2022	0.40%	to	3.05%	18,917,182	19.47	to	19.86	532,116,273	0.00%	-18.61%	to	-20.77%
2021	0.40%	to	3.05%	20,474,930	23.92	to	25.07	717,200,554	0.16%	13.17%	to	10.16%
2020	0.40%	to	3.05%	21,662,629	21.14	to	22.76	680,589,652	0.22%	11.88%	to	8.90%
2019	0.40%	to	3.05%	23,851,697	18.90	to	20.90	680,301,892	2.00%	21.34%	to	18.11%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2023	0.40%	to	2.85%	23,577,407	17.81	to	14.76	469,819,265	0.00%	10.80%	to	8.08%
2022	0.40%	to	2.85%	27,042,809	16.07	to	13.65	491,174,090	0.00%	-14.73%	to	-16.83%
2021	0.40%	to	2.85%	30,541,468	18.85	to	16.41	657,441,046	0.20%	6.28%	to	3.67%
2020	0.40%	to	3.00%	33,896,875	17.74	to	15.41	694,408,915	0.13%	8.12%	to	5.30%
2019	0.40%	to	3.00%	37,248,051	16.40	to	14.63	713,356,346	2.14%	13.03%	to	10.08%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
2023	0.80%			80,181	17.20			1,379,103	1.39%	24.95%
2022	0.80%			73,330	13.77			1,009,394	1.26%	-18.97%
2021	0.80%			72,347	16.99			1,228,963	2.35%	27.34%
2020	0.80%			58,407	13.34			779,131	1.88%	33.40%		*	***

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)
2023	0.40%	to	2.85%	68,796,378	33.55	to	25.73	2,057,358,863	1.15%	25.30%	to	22.23%
2022	0.40%	to	2.85%	68,530,657	26.78	to	21.05	1,651,386,926	1.07%	-18.89%	to	-20.88%
2021	0.40%	to	2.85%	63,920,248	33.01	to	26.60	1,916,772,063	2.27%	27.58%	to	24.44%
2020	0.40%	to	2.85%	48,566,757	25.87	to	21.38	1,149,853,307	1.83%	17.38%	to	14.49%
2019	0.40%	to	2.85%	42,214,877	22.04	to	18.67	859,690,531	1.96%	30.32%	to	27.11%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2023	0.40%	to	2.75%	5,818,520	37.98	to	27.45	202,647,266	0.00%	18.91%	to	16.11%
2022	0.40%	to	2.95%	6,136,684	31.94	to	22.71	181,643,331	0.00%	-19.21%	to	-21.28%
2021	0.40%	to	2.95%	6,084,448	39.53	to	28.84	227,807,472	0.13%	15.04%	to	12.10%
2020	0.40%	to	2.95%	5,444,327	34.36	to	25.73	182,634,042	0.23%	12.36%	to	9.49%
2019	0.40%	to	2.95%	5,158,120	30.58	to	23.50	159,314,343	1.94%	23.24%	to	20.08%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2023	0.40%	to	2.85%	26,886,353	15.76	to	11.17	408,702,312	0.00%	7.60%	to	4.96%
2022	0.40%	to	2.85%	31,309,029	14.65	to	10.64	447,142,042	0.00%	-12.54%	to	-14.69%
2021	0.40%	to	2.85%	34,836,218	16.75	to	12.48	574,679,401	0.22%	2.34%	to	-0.18%
2020	0.40%	to	2.85%	41,318,029	16.37	to	12.50	672,943,697	0.10%	6.29%	to	3.67%
2019	0.40%	to	2.70%	37,616,534	15.40	to	12.62	581,852,781	2.16%	9.09%	to	6.58%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2023	0.40%	to	3.00%	59,172,127	20.50	to	18.22	1,494,925,041	0.00%	14.26%	to	11.29%
2022	0.40%	to	3.00%	66,635,680	17.94	to	16.37	1,489,971,086	0.00%	-16.89%	to	-19.05%
2021	0.40%	to	3.00%	73,533,531	21.59	to	20.22	2,002,539,973	0.19%	9.87%	to	7.01%
2020	0.40%	to	3.00%	81,355,743	19.65	to	18.90	2,038,626,438	0.14%	9.90%	to	7.03%
2019	0.40%	to	3.00%	90,632,346	17.88	to	17.66	2,089,633,792	2.13%	17.27%	to	14.21%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)
2023	0.40%	to	1.45%	498,879	15.44	to	13.79	7,417,789	2.35%	16.84%	to	15.61%
2022	0.40%	to	1.45%	479,816	13.22	to	11.93	6,128,624	3.97%	-14.85%	to	-15.75%
2021	0.40%	to	1.45%	373,545	15.52	to	14.16	5,653,110	3.37%	10.09%	to	8.93%
2020	0.40%	to	1.35%	264,872	14.10	to	13.10	3,686,854	2.59%	6.91%	to	22.05%
2019	0.40%	to	0.60%	211,198	13.19	to	13.01	2,759,169	3.29%	20.93%	to	20.69%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)
2023	0.40%	to	2.60%	11,634,971	13.49	to	10.52	150,674,907	2.25%	16.75%	to	14.18%
2022	0.40%	to	2.60%	12,157,625	11.55	to	9.21	136,024,031	3.71%	-14.94%	to	-16.82%
2021	0.40%	to	2.60%	11,283,499	13.58	to	11.07	149,568,578	2.82%	9.91%	to	7.48%
2020	0.40%	to	2.60%	9,445,312	12.36	to	10.30	114,470,863	2.24%	6.70%	to	4.34%
2019	0.40%	to	2.65%	9,034,263	11.58	to	9.81	103,403,145	3.26%	20.72%	to	17.99%
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)
2023	0.40%	to	2.40%	1,599,047	13.99	to	21.30	40,880,877	5.81%	12.68%	to	10.42%
2022	0.40%	to	2.50%	1,726,000	12.42	to	18.90	39,670,101	4.71%	-12.28%	to	-14.13%
2021	0.40%	to	2.50%	2,029,175	14.16	to	22.01	53,785,718	4.62%	4.54%	to	2.34%
2020	0.40%	to	2.55%	2,186,012	13.54	to	21.31	55,741,170	5.16%	5.59%	to	3.31%
2019	0.40%	to	2.55%	2,399,886	12.83	to	20.63	58,538,108	5.38%	14.28%	to	11.82%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2023	0.40%	to	2.85%	68,682,431	15.69	to	12.03	968,262,105	0.00%	12.51%	to	9.75%
2022	0.40%	to	2.85%	75,192,744	13.95	to	10.96	951,239,371	0.00%	-15.50%	to	-17.57%
2021	0.40%	to	2.85%	79,500,071	16.51	to	13.30	1,201,464,804	0.18%	11.56%	to	8.82%
2020	0.40%	to	2.85%	82,866,264	14.80	to	12.22	1,133,179,918	0.12%	5.90%	to	3.30%
2019	0.40%	to	2.85%	84,974,755	13.97	to	11.83	1,108,144,785	2.18%	14.79%	to	11.96%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2023	0.40%	to	2.85%	31,479,251	14.22	to	10.90	401,830,404	0.00%	11.68%	to	8.94%
2022	0.40%	to	2.85%	33,935,314	12.73	to	10.00	391,463,242	0.00%	-14.51%	to	-16.61%
2021	0.40%	to	2.85%	35,957,659	14.89	to	12.00	489,674,450	0.19%	7.14%	to	4.51%
2020	0.40%	to	2.85%	37,020,430	13.90	to	11.48	474,999,659	0.12%	4.14%	to	1.58%
2019	0.40%	to	2.85%	38,077,091	13.34	to	11.30	473,812,981	2.21%	12.55%	to	9.78%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2023	0.40%	to	2.80%	7,244,018	38.42	to	43.92	403,225,619	1.27%	15.59%	to	12.82%
2022	0.40%	to	2.75%	7,397,637	33.24	to	39.32	363,508,537	1.23%	-13.74%	to	-15.78%
2021	0.40%	to	2.80%	7,270,935	38.54	to	46.24	420,558,123	1.29%	23.76%	to	20.78%
2020	0.40%	to	2.80%	6,342,096	31.14	to	38.29	302,651,452	1.23%	12.66%	to	9.95%
2019	0.40%	to	2.80%	6,253,581	27.64	to	34.82	269,028,856	1.35%	25.15%	to	22.13%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)
2023	0.95%	to	1.45%	253,020	15.60	to	15.32	3,912,988	1.15%	14.72%	to	14.14%
2022	0.95%	to	1.45%	233,358	13.60	to	13.42	3,152,475	1.08%	-14.37%	to	-14.80%
2021	0.95%	to	1.45%	203,283	15.88	to	15.75	3,214,268	1.73%	22.82%	to	22.20%
2020	0.95%	to	1.45%	62,726	12.93	to	12.89	810,170	2.28%	29.30%	to	28.92%	****
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)
2023	0.40%	to	2.75%	9,270,471	17.92	to	13.74	181,225,490	5.72%	8.26%	to	5.72%
2022	0.40%	to	2.85%	9,566,554	16.55	to	12.74	173,887,845	3.38%	-2.69%	to	-5.07%
2021	0.40%	to	2.85%	11,592,574	17.01	to	13.42	218,845,979	5.63%	4.82%	to	2.24%
2020	0.40%	to	2.85%	11,993,333	16.22	to	13.12	217,929,488	3.43%	3.64%	to	1.09%
2019	0.40%	to	2.85%	12,526,039	15.65	to	12.98	221,164,763	4.71%	8.73%	to	6.06%
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)
2023	0.40%	to	2.85%	167,111,325	16.50	to	13.04	2,514,903,588	0.00%	16.75%	to	13.89%
2022	0.40%	to	2.85%	183,113,418	14.13	to	11.45	2,380,848,717	0.00%	-14.64%	to	-16.73%
2021	0.40%	to	2.85%	189,340,615	16.55	to	13.75	2,910,566,956	0.00%	12.26%	to	9.50%
2020	0.40%	to	2.85%	182,897,951	14.75	to	12.55	2,526,975,458	1.17%	6.66%	to	4.04%
2019	0.40%	to	2.85%	176,138,480	13.83	to	12.07	2,302,956,756	1.84%	18.49%	to	15.58%
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)
2023	0.40%	to	2.75%	36,896,475	21.57	to	17.21	727,965,515	0.00%	23.81%	to	20.90%
2022	0.40%	to	2.75%	39,789,707	17.42	to	14.23	640,225,748	0.00%	-15.75%	to	-17.73%
2021	0.40%	to	2.75%	38,256,023	20.67	to	17.30	737,253,728	0.21%	21.96%	to	19.09%
2020	0.40%	to	2.75%	36,831,256	16.95	to	14.53	587,199,971	1.18%	6.55%	to	4.04%
2019	0.40%	to	2.80%	34,382,199	15.91	to	13.92	519,086,570	1.66%	21.49%	to	18.57%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)
2023	0.40%	to	2.85%	78,892,080	16.13	to	12.37	1,141,841,795	0.00%	11.97%	to	9.23%
2022	0.40%	to	2.85%	85,114,271	14.41	to	11.33	1,110,826,093	0.00%	-15.57%	to	-17.64%
2021	0.40%	to	2.85%	90,803,864	17.07	to	13.75	1,416,717,465	0.15%	14.95%	to	12.12%
2020	0.40%	to	2.85%	95,679,487	14.85	to	12.27	1,310,905,950	0.79%	6.93%	to	4.30%
2019	0.40%	to	2.85%	99,738,845	13.88	to	11.76	1,290,791,219	2.56%	14.95%	to	12.13%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2023	0.40%	to	2.85%	37,114,545	14.72	to	11.29	490,233,327	0.00%	12.04%	to	9.29%
2022	0.40%	to	2.85%	40,264,988	13.14	to	10.33	479,119,292	0.00%	-14.17%	to	-16.28%
2021	0.40%	to	2.85%	42,838,012	15.31	to	12.34	599,427,265	0.15%	9.64%	to	6.94%
2020	0.40%	to	2.85%	45,036,369	13.96	to	11.54	580,239,111	0.64%	4.62%	to	2.05%
2019	0.40%	to	2.85%	46,655,575	13.35	to	11.30	580,249,932	2.48%	13.40%	to	10.61%
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)
2023	0.40%	to	1.95%	3,478,966	9.87	to	9.24	33,016,977	2.31%	8.30%	to	6.62%
2022	0.40%	to	1.95%	3,455,985	9.11	to	8.67	30,566,498	0.00%	-16.38%	to	-17.67%
2021	0.40%	to	1.95%	2,741,466	10.90	to	10.53	29,271,216	3.20%	6.64%	to	4.98%
2020	0.40%	to	1.95%	1,020,100	10.22	to	10.03	10,307,720	0.31%	1.10%	to	-0.47%
2019	1.15%	to	1.65%	101,281	10.09	to	10.08	1,021,589	0.23%	0.93%	to	0.82%	****
Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II (NJNDE2)
2023	0.40%	to	2.55%	4,675,000	17.80	to	16.24	80,231,027	0.71%	26.23%	to	23.51%
2022	0.40%	to	2.20%	3,989,542	14.10	to	13.30	54,700,427	0.66%	-19.70%	to	-21.15%
2021	0.40%	to	1.95%	2,576,767	17.57	to	16.97	44,351,609	0.34%	27.42%	to	25.43%
2020	0.40%	to	1.95%	845,327	13.79	to	13.53	11,526,108	0.64%	25.49%	to	23.54%
2019	1.15%	to	1.30%	62,371	10.97	to	10.96	683,897	0.29%	9.68%	to	9.65%	****
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
2023	0.80%	to	1.40%	753,307	46.23	to	42.30	32,236,521	1.72%	7.97%	to	7.32%
2022	0.80%	to	1.40%	829,955	42.81	to	39.41	33,069,019	1.17%	-1.92%	to	-2.51%
2021	0.80%	to	1.40%	912,757	43.65	to	40.42	37,274,539	1.23%	33.45%	to	32.65%
2020	0.80%	to	1.40%	1,049,515	32.71	to	30.47	32,282,086	1.61%	0.68%	to	0.07%
2019	0.80%	to	1.40%	1,253,024	32.49	to	30.45	38,480,817	2.62%	25.94%	to	25.18%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)
2023	0.40%	to	2.50%	1,579,386	47.79	to	34.97	64,175,200	1.52%	8.22%	to	5.95%
2022	0.40%	to	2.85%	1,805,313	44.16	to	31.42	68,589,990	0.99%	-1.69%	to	-4.10%
2021	0.40%	to	2.85%	2,043,608	44.92	to	32.77	79,819,886	0.99%	33.79%	to	30.50%
2020	0.40%	to	2.85%	2,517,282	33.58	to	25.11	74,166,607	1.02%	0.99%	to	-1.50%
2019	0.40%	to	2.85%	5,755,354	33.25	to	25.49	170,119,274	2.51%	26.18%	to	23.07%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
2023	0.80%	to	1.40%	319,542	16.78	to	16.45	5,270,361	1.87%	8.13%	to	7.47%
2022	0.80%	to	1.40%	376,450	15.52	to	15.30	5,781,202	1.36%	-1.81%	to	-2.40%
2021	0.80%	to	1.40%	385,404	15.80	to	15.68	6,052,560	1.43%	33.63%	to	32.82%
2020	0.80%	to	1.40%	332,668	11.83	to	11.80	3,927,929	1.47%	18.26%	to	18.05%	****
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)
2023	0.40%	to	2.85%	9,661,150	16.87	to	15.54	157,316,925	1.55%	8.35%	to	5.69%
2022	0.40%	to	2.85%	11,610,728	15.57	to	14.70	176,212,496	1.12%	-1.70%	to	-4.11%
2021	0.40%	to	2.85%	11,992,913	15.84	to	15.33	187,263,537	1.09%	33.81%	to	30.53%
2020	0.40%	to	2.85%	13,722,206	11.84	to	11.75	161,881,573	1.40%	18.36%	to	17.47%	****
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
2023	0.40%	to	0.60%	83,276	10.36	to	10.24	858,555	2.81%	4.77%	to	4.56%
2022	0.40%	to	0.60%	77,370	9.88	to	9.79	762,261	2.25%	-13.73%	to	-13.91%
2021	0.40%	to	0.60%	105,005	11.46	to	11.37	1,200,855	1.77%	-2.47%	to	-2.67%
2020	0.40%	to	0.60%	231,948	11.75	to	11.68	2,714,664	2.37%	6.77%	to	6.55%
2019	0.40%	to	0.60%	80,401	11.00	to	10.97	883,729	5.57%	7.96%	to	7.75%
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2023	0.80%	to	1.40%	208,394	13.61	to	12.37	2,613,758	3.08%	4.35%	to	3.72%
2022	0.80%	to	1.40%	238,604	13.04	to	11.93	2,882,674	2.49%	-15.37%	to	-15.88%
2021	0.80%	to	1.40%	207,005	15.41	to	14.18	2,969,316	1.78%	-1.82%	to	-2.41%
2020	0.80%	to	1.40%	261,460	15.70	to	14.54	3,839,980	2.47%	6.16%	to	5.51%
2019	0.80%	to	1.40%	262,668	14.79	to	13.78	3,651,738	3.23%	8.07%	to	7.42%
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)
2023	0.40%	to	2.90%	8,139,232	14.15	to	9.36	96,173,906	2.77%	4.63%	to	2.01%
2022	0.40%	to	2.90%	8,451,486	13.53	to	9.17	96,348,842	2.05%	-15.32%	to	-17.44%
2021	0.40%	to	2.90%	8,606,445	15.98	to	11.11	116,947,528	1.79%	-1.64%	to	-4.11%
2020	0.40%	to	2.90%	7,660,242	16.24	to	11.59	106,635,122	2.42%	6.34%	to	3.68%
2019	0.40%	to	2.90%	7,488,952	15.27	to	11.18	99,051,022	2.79%	8.26%	to	5.55%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)
2023	0.40%	to	2.75%	97,114,815	24.61	to	15.74	1,873,345,878	0.00%	15.82%	to	13.09%
2022	0.40%	to	2.95%	108,932,578	21.25	to	13.50	1,833,973,278	0.00%	-15.39%	to	-17.55%
2021	0.40%	to	2.95%	121,505,952	25.11	to	16.38	2,443,533,515	0.17%	15.29%	to	12.34%
2020	0.40%	to	2.95%	135,712,156	21.78	to	14.58	2,393,718,334	0.97%	11.02%	to	8.18%
2019	0.40%	to	2.95%	149,287,227	19.62	to	13.48	2,397,275,270	2.79%	19.76%	to	16.69%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)
2023	0.40%	to	2.70%	37,331,535	16.82	to	10.88	497,317,884	0.00%	8.39%	to	5.90%
2022	0.40%	to	2.70%	43,213,362	15.51	to	10.27	536,674,004	0.00%	-12.42%	to	-14.44%
2021	0.40%	to	2.70%	47,157,538	17.71	to	12.01	675,177,195	0.11%	3.96%	to	1.56%
2020	0.40%	to	2.85%	51,890,412	17.04	to	11.59	720,439,570	0.25%	7.16%	to	4.53%
2019	0.40%	to	2.85%	47,160,771	15.90	to	11.09	617,094,844	2.48%	10.23%	to	7.52%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)
2023	0.40%	to	2.75%	15,277,679	26.34	to	16.65	311,127,738	0.00%	17.43%	to	14.67%
2022	0.40%	to	2.75%	16,428,664	22.43	to	14.52	287,394,410	0.00%	-15.47%	to	-17.46%
2021	0.40%	to	2.75%	16,993,711	26.53	to	17.59	354,589,573	0.16%	17.59%	to	14.81%
2020	0.40%	to	2.75%	17,555,860	22.56	to	15.32	314,337,550	1.08%	11.81%	to	9.17%
2019	0.40%	to	2.75%	19,173,402	20.18	to	14.03	310,244,835	2.79%	21.74%	to	18.87%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)
2023	0.40%	to	2.85%	31,941,714	19.34	to	12.57	502,550,980	0.00%	11.25%	to	8.52%
2022	0.40%	to	2.95%	36,958,066	17.38	to	11.41	527,962,785	0.00%	-13.42%	to	-15.63%
2021	0.40%	to	2.95%	40,815,042	20.07	to	13.52	680,077,679	0.14%	8.59%	to	5.81%
2020	0.40%	to	2.95%	45,209,068	18.49	to	12.78	700,538,949	0.56%	8.62%	to	5.84%
2019	0.40%	to	2.95%	49,936,654	17.02	to	12.07	719,567,509	2.57%	13.84%	to	10.93%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)
2023	0.40%	to	3.40%	101,638,515	22.88	to	13.33	1,854,960,885	0.00%	14.46%	to	11.02%
2022	0.40%	to	3.40%	113,068,702	19.99	to	12.01	1,818,080,093	0.00%	-14.47%	to	-17.04%
2021	0.40%	to	3.40%	123,502,905	23.37	to	14.47	2,341,290,262	0.16%	13.01%	to	9.61%
2020	0.40%	to	3.40%	136,791,709	20.68	to	13.20	2,317,991,926	0.84%	10.25%	to	6.93%
2019	0.40%	to	3.40%	152,335,696	18.76	to	12.35	2,366,315,044	2.70%	17.67%	to	14.13%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)
2023	0.40%	to	2.50%	5,964,616	39.89	to	18.22	128,082,358	0.00%	19.06%	to	16.56%
2022	0.40%	to	2.70%	5,963,134	33.50	to	15.17	108,285,266	0.00%	-15.56%	to	-17.50%
2021	0.40%	to	2.70%	5,473,421	39.68	to	18.39	118,151,859	0.13%	19.62%	to	16.86%
2020	0.40%	to	2.70%	4,648,789	33.17	to	15.74	84,142,232	1.16%	12.11%	to	9.52%
2019	0.40%	to	2.70%	4,425,266	29.59	to	14.37	72,133,662	2.82%	23.46%	to	20.61%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)
2023	0.40%	to	2.85%	92,759,445	20.88	to	13.43	1,564,241,519	0.00%	12.87%	to	10.10%
2022	0.40%	to	2.85%	103,046,921	18.50	to	12.20	1,554,006,179	0.00%	-14.05%	to	-16.16%
2021	0.40%	to	3.10%	113,628,707	21.53	to	14.05	2,013,484,975	0.16%	10.55%	to	7.56%
2020	0.40%	to	3.10%	124,798,101	19.47	to	13.06	2,020,186,357	0.69%	9.24%	to	6.28%
2019	0.40%	to	3.10%	136,546,286	17.82	to	12.29	2,043,288,342	2.61%	15.71%	to	12.58%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2023	0.40%	to	2.85%	57,728,414	23.24	to	16.13	1,154,389,192	0.00%	12.59%	to	9.83%
2022	0.40%	to	2.95%	64,491,785	20.64	to	14.48	1,156,515,165	0.00%	-15.33%	to	-17.49%
2021	0.40%	to	2.95%	70,464,357	24.38	to	17.55	1,506,404,226	0.20%	7.81%	to	5.05%
2020	0.40%	to	2.95%	77,619,638	22.61	to	16.71	1,554,393,423	0.13%	8.97%	to	6.18%
2019	0.40%	to	2.95%	82,100,866	20.75	to	15.74	1,523,490,816	2.18%	14.88%	to	11.94%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2023	0.40%	to	2.65%	41,694,396	29.88	to	21.37	1,064,486,223	0.00%	15.91%	to	13.30%
2022	0.40%	to	2.65%	46,600,455	25.78	to	18.86	1,037,549,934	0.00%	-17.89%	to	-19.75%
2021	0.40%	to	2.65%	51,530,744	31.39	to	23.51	1,412,057,968	0.17%	11.71%	to	9.19%
2020	0.40%	to	2.65%	56,780,594	28.10	to	21.53	1,407,641,163	0.18%	11.17%	to	8.66%
2019	0.40%	to	2.65%	62,012,665	25.28	to	19.81	1,397,418,551	2.05%	19.46%	to	16.76%
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
2023	0.40%	to	2.40%	4,526,914	9.88	to	8.99	42,869,012	2.83%	4.80%	to	2.70%
2022	0.40%	to	2.10%	3,456,865	9.43	to	8.85	31,506,977	1.78%	-14.08%	to	-15.54%
2021	0.40%	to	2.40%	3,195,180	10.97	to	10.39	34,193,536	1.24%	-2.42%	to	-4.38%
2020	0.40%	to	2.30%	1,262,379	11.24	to	10.89	13,958,969	1.97%	6.70%	to	4.66%
2019	0.40%	to	2.10%	241,170	10.54	to	10.42	2,523,618	2.02%	5.37%	to	4.17%	****
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
2023	0.40%	to	2.10%	4,007,583	15.16	to	13.99	58,247,021	1.53%	20.00%	to	17.96%
2022	0.40%	to	2.10%	3,532,390	12.63	to	11.86	43,177,588	1.63%	-16.71%	to	-18.13%
2021	0.40%	to	2.40%	2,930,870	15.17	to	14.37	43,379,497	1.72%	21.38%	to	18.94%
2020	0.40%	to	2.10%	841,583	12.50	to	12.14	10,357,268	2.36%	15.30%	to	13.33%
2019	0.40%	to	2.10%	205,941	10.84	to	10.72	2,218,214	0.99%	8.40%	to	7.16%	****
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2023	0.40%	to	2.80%	3,155,178	15.01	to	9.87	38,116,632	2.64%	20.98%	to	18.07%
2022	0.40%	to	2.80%	3,312,582	12.41	to	8.36	33,425,282	3.52%	-14.72%	to	-16.77%
2021	0.40%	to	2.80%	3,502,801	14.55	to	10.04	41,878,046	2.24%	11.95%	to	9.25%
2020	0.40%	to	2.80%	3,984,946	13.00	to	9.19	43,019,167	0.97%	7.25%	to	4.67%
2019	0.40%	to	2.75%	4,290,709	12.12	to	8.83	43,690,147	2.31%	18.44%	to	15.64%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II (NVLCP2)
2023	0.80%	to	1.45%	53,517	14.80	to	13.35	756,331	3.90%	6.32%	to	5.62%
2022	0.80%	to	1.45%	42,506	13.92	to	12.64	564,175	2.43%	-14.44%	to	-15.00%
2021	0.80%	to	1.45%	40,555	16.27	to	14.87	630,668	0.35%	-1.72%	to	-2.37%
2020	0.40%	to	2.85%	5,540,378	17.78	to	12.71	83,780,048	2.68%	8.60%	to	5.93%
2019	0.40%	to	2.85%	4,758,362	16.37	to	11.99	67,267,324	2.88%	9.16%	to	6.47%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P (NVLCPP)
2023	0.40%	to	2.85%	43,461,653	9.13	to	8.63	387,369,150	3.55%	6.93%	to	4.31%
2022	0.40%	to	2.85%	44,324,455	8.54	to	8.27	373,324,463	2.41%	-13.94%	to	-16.06%
2021	0.40%	to	2.85%	48,708,497	9.92	to	9.85	481,818,755	3.23%	-0.80%	to	-1.46%	****
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (NVMGA2)
2023	0.40%	to	2.50%	27,864,320	14.01	to	11.01	339,015,555	0.00%	11.36%	to	9.02%
2022	0.40%	to	2.85%	30,058,487	12.58	to	9.83	331,504,160	0.00%	-15.18%	to	-17.26%
2021	0.40%	to	2.85%	29,761,850	14.83	to	11.88	390,613,736	3.64%	4.01%	to	1.45%
2020	0.40%	to	2.85%	26,645,007	14.26	to	11.71	339,221,529	3.04%	14.09%	to	11.28%
2019	0.40%	to	2.85%	27,691,497	12.50	to	10.53	311,900,255	0.55%	14.49%	to	11.67%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)
2023	0.80%	to	1.40%	1,330,805	13.25	to	12.49	16,761,977	1.87%	14.75%	to	14.06%
2022	0.80%	to	1.40%	1,461,401	11.55	to	10.95	16,125,859	0.00%	-38.42%	to	-38.80%
2021	0.80%	to	1.40%	1,554,725	18.75	to	17.89	28,002,819	0.37%	-1.87%	to	-2.47%
2020	0.80%	to	1.40%	1,713,719	19.11	to	18.35	31,616,626	1.00%	49.83%	to	48.93%
2019	0.80%	to	1.40%	1,793,593	12.75	to	12.32	22,197,089	1.24%	32.08%	to	31.29%
Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II (NVMIG6)
2023	0.40%	to	2.90%	11,204,044	16.92	to	10.68	150,626,104	1.36%	15.08%	to	12.20%
2022	0.40%	to	2.90%	12,755,434	14.70	to	9.52	150,516,619	0.00%	-38.33%	to	-39.88%
2021	0.40%	to	2.90%	10,844,176	23.84	to	15.83	209,508,046	0.20%	-1.81%	to	-4.27%
2020	0.00%	to	2.90%	6,589,562	-	to	16.54	129,813,503	0.73%	0.00%	to	46.39%
2019	0.40%	to	2.90%	7,384,663	16.17	to	11.30	98,572,728	0.93%	32.31%	to	28.99%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
2023	0.80%	to	1.40%	136,468	13.83	to	13.56	1,854,186	2.71%	14.75%	to	14.06%
2022	0.80%	to	1.40%	154,806	12.05	to	11.89	1,842,982	3.65%	-6.62%	to	-7.18%
2021	0.80%	to	1.40%	169,230	12.90	to	12.81	2,169,305	3.29%	9.69%	to	9.03%
2020	0.80%	to	1.40%	172,168	11.76	to	11.75	2,022,842	0.00%	17.62%	to	17.47%	****
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)
2023	0.40%	to	2.90%	11,712,901	13.89	to	12.81	157,176,808	2.30%	14.90%	to	12.03%
2022	0.40%	to	2.90%	14,533,815	12.09	to	11.43	171,558,494	3.59%	-6.50%	to	-8.85%
2021	0.40%	to	2.90%	15,544,285	12.93	to	12.54	198,371,983	3.01%	9.84%	to	7.08%
2020	0.40%	to	2.85%	5,062,128	11.77	to	11.71	59,459,292	0.00%	17.73%	to	17.12%	****
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
2023	0.80%	to	1.40%	330,587	53.29	to	48.46	16,274,446	5.66%	34.28%	to	33.47%
2022	0.80%	to	1.40%	291,776	39.69	to	36.31	10,731,536	5.18%	-13.19%	to	-13.71%
2021	0.80%	to	1.40%	306,158	45.72	to	42.08	13,032,023	0.00%	39.32%	to	38.48%
2020	0.80%	to	1.40%	332,711	32.81	to	30.39	10,220,466	0.00%	29.05%	to	28.27%
2019	0.80%	to	1.40%	382,086	25.43	to	23.69	9,152,537	3.89%	29.49%	to	28.70%
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)
2023	0.40%	to	2.90%	4,641,666	55.08	to	36.70	214,404,285	5.61%	34.45%	to	31.09%
2022	0.40%	to	2.90%	3,990,989	40.97	to	27.99	138,301,443	4.92%	-12.99%	to	-15.17%
2021	0.40%	to	2.90%	4,373,691	47.09	to	33.00	175,813,389	0.00%	39.31%	to	35.82%
2020	0.00%	to	2.90%	4,493,641	-	to	24.30	130,518,305	0.00%	0.00%	to	26.15%
2019	0.40%	to	2.90%	5,293,739	26.12	to	19.26	120,096,282	3.80%	29.70%	to	26.44%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)
2023	0.95%	to	1.45%	212,392	10.21	to	10.03	2,156,823	4.44%	3.50%	to	2.98%
2022	0.95%	to	1.35%	71,675	9.87	to	9.76	703,543	0.82%	0.17%	to	-0.23%
2021	0.95%	to	1.45%	142,905	9.85	to	9.77	1,398,478	0.00%	-0.95%	to	-1.45%
2020	1.35%			12,575	9.92			124,759	0.00%	-0.79%		*	***
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)
2023	0.80%	to	1.40%	5,123,907	28.43	to	25.85	134,331,293	0.00%	19.62%	to	18.90%
2022	0.80%	to	1.40%	5,600,134	23.77	to	21.74	123,356,538	0.00%	-38.11%	to	-38.48%
2021	0.80%	to	1.40%	6,168,000	38.40	to	35.34	220,644,760	0.12%	-5.47%	to	-6.04%
2020	0.80%	to	1.40%	6,775,511	40.62	to	37.61	257,743,310	0.00%	59.61%	to	58.65%
2019	0.80%	to	1.40%	7,457,247	25.45	to	23.71	178,638,041	0.00%	36.16%	to	35.33%
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)
2023	0.40%	to	2.90%	4,064,100	28.53	to	19.55	100,053,703	0.00%	19.96%	to	16.96%
2022	0.40%	to	2.90%	4,472,363	23.78	to	16.71	92,680,082	0.00%	-38.07%	to	-39.62%
2021	0.40%	to	2.90%	4,260,944	38.40	to	27.68	143,982,094	0.00%	-5.31%	to	-7.69%
2020	0.00%	to	2.90%	4,474,872	-	to	29.99	160,767,539	0.00%	0.00%	to	55.85%
2019	0.40%	to	2.90%	5,672,388	25.37	to	19.24	128,521,809	0.00%	36.29%	to	32.87%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
2023	0.40%	to	0.60%	19,612	24.45	to	23.93	473,211	1.58%	8.38%	to	8.17%
2022	0.40%	to	0.60%	25,749	22.56	to	22.12	574,533	1.38%	-2.98%	to	-3.18%
2021	0.40%	to	0.60%	31,910	23.25	to	22.85	735,911	0.88%	23.71%	to	23.46%
2020	0.40%	to	0.60%	29,163	18.79	to	18.51	544,476	2.16%	-1.47%	to	-1.67%
2019	0.40%	to	0.60%	34,208	19.07	to	18.82	648,555	2.31%	23.48%	to	23.23%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2023	0.40%	to	2.90%	7,395,809	33.23	to	21.76	204,945,097	1.47%	8.20%	to	5.49%
2022	0.40%	to	2.90%	8,345,185	30.71	to	20.62	215,518,968	1.38%	-3.05%	to	-5.48%
2021	0.40%	to	2.90%	8,751,029	31.68	to	21.82	235,464,529	0.74%	23.52%	to	20.42%
2020	0.00%	to	2.90%	9,633,785	-	to	18.12	211,836,954	2.07%	0.00%	to	-4.01%
2019	0.40%	to	2.90%	10,260,963	26.05	to	18.88	231,565,828	2.20%	23.35%	to	20.26%
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I (NVNMO1)
2023	0.80%	to	1.40%	2,468,745	32.23	to	29.31	73,203,345	0.51%	22.41%	to	21.67%
2022	0.80%	to	1.40%	2,722,064	26.33	to	24.09	66,291,363	0.38%	-17.72%	to	-18.22%
2021	0.80%	to	1.40%	2,959,489	32.00	to	29.45	88,053,178	0.30%	25.56%	to	24.80%
2020	0.80%	to	1.40%	3,252,837	25.49	to	23.60	77,486,527	0.43%	12.64%	to	11.96%
2019	0.80%	to	1.40%	3,565,898	22.63	to	21.08	75,809,329	0.64%	27.05%	to	26.28%
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class II (NVNMO2)
2023	0.40%	to	2.85%	1,551,044	33.30	to	22.77	44,030,843	0.41%	22.70%	to	19.70%
2022	0.40%	to	2.85%	1,776,328	27.14	to	19.02	41,559,262	0.32%	-17.44%	to	-19.47%
2021	0.40%	to	2.85%	1,803,208	32.87	to	23.62	51,630,555	0.22%	25.92%	to	22.82%
2020	0.40%	to	2.85%	1,943,145	26.11	to	19.23	44,522,365	0.33%	12.95%	to	10.17%
2019	0.40%	to	2.85%	2,102,879	23.12	to	17.45	43,109,027	0.55%	27.57%	to	24.44%
Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I (NVNSR1)
2023	0.80%	to	1.40%	59,688	30.30	to	27.56	1,670,932	0.32%	19.63%	to	18.91%
2022	0.80%	to	1.40%	64,240	25.33	to	23.17	1,510,981	0.48%	-23.53%	to	-23.99%
2021	0.80%	to	1.40%	77,964	33.13	to	30.49	2,408,066	0.33%	25.80%	to	25.03%
2020	0.80%	to	1.40%	81,191	26.33	to	24.38	2,003,750	0.79%	12.45%	to	11.77%
2019	0.80%	to	1.40%	95,317	23.42	to	21.82	2,102,708	0.81%	25.00%	to	24.24%
Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II (NVNSR2)
2023	0.40%	to	2.90%	3,345,884	33.51	to	21.44	89,981,990	0.29%	20.20%	to	17.19%
2022	0.40%	to	2.90%	3,655,873	27.88	to	18.29	82,634,529	0.48%	-23.26%	to	-25.18%
2021	0.40%	to	2.90%	4,161,778	36.33	to	24.45	123,921,744	0.32%	26.25%	to	23.08%
2020	0.00%	to	2.90%	4,286,078	-	to	19.87	102,250,745	0.74%	0.00%	to	10.05%
2019	0.40%	to	2.90%	4,925,653	25.49	to	18.05	105,164,967	0.70%	25.54%	to	22.39%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2023	0.40%	to	1.50%	7,478,973	26.03	to	10.81	421,747,263	1.41%	23.39%	to	22.03%
2022	0.40%	to	1.50%	8,224,215	21.10	to	8.86	379,945,812	0.86%	-22.41%	to	-23.27%
2021	0.40%	to	1.50%	8,981,264	27.19	to	11.54	539,546,722	0.52%	29.72%	to	15.41%
2020	0.40%	to	1.40%	9,063,806	20.96	to	46.60	424,894,407	1.34%	18.42%	to	17.23%
2019	0.40%	to	1.40%	9,975,304	17.70	to	39.75	398,939,922	1.69%	37.07%	to	35.69%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)
2023	0.40%	to	2.90%	9,991,204	62.73	to	43.22	534,612,263	1.16%	23.07%	to	19.99%
2022	0.40%	to	2.90%	11,299,381	50.97	to	36.02	496,224,361	0.62%	-22.57%	to	-24.51%
2021	0.40%	to	2.90%	12,644,828	65.83	to	47.71	724,423,317	0.63%	29.40%	to	26.15%
2020	0.40%	to	2.85%	6,655,943	50.88	to	38.05	297,599,928	1.08%	18.05%	to	15.15%
2019	0.40%	to	2.85%	7,991,334	43.10	to	33.04	305,253,784	1.51%	36.78%	to	33.42%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
2023	0.80%	to	1.40%	1,631,689	21.14	to	19.22	31,778,029	2.23%	11.98%	to	11.30%
2022	0.80%	to	1.40%	1,864,968	18.88	to	17.27	32,591,526	1.51%	-29.09%	to	-29.52%
2021	0.80%	to	1.40%	2,016,971	26.62	to	24.51	49,969,174	1.08%	45.57%	to	44.69%
2020	0.80%	to	1.40%	2,176,770	18.29	to	16.94	37,235,512	1.51%	-6.14%	to	-6.71%
2019	0.80%	to	1.40%	2,444,964	19.49	to	18.15	44,800,326	1.67%	29.66%	to	28.87%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)
2023	0.40%	to	2.85%	3,862,803	43.69	to	14.63	69,652,098	2.06%	12.19%	to	9.44%
2022	0.40%	to	2.85%	4,225,753	38.94	to	13.37	68,617,190	1.24%	-29.00%	to	-30.75%
2021	0.40%	to	2.85%	4,572,952	54.85	to	19.31	105,252,118	0.87%	45.74%	to	42.16%
2020	0.00%	to	2.85%	4,728,963	-	to	13.58	75,696,655	1.23%	0.00%	to	-8.39%
2019	0.40%	to	2.85%	5,671,543	40.07	to	14.82	97,626,272	1.56%	29.92%	to	26.73%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
2023	0.40%	to	2.75%	10,157,915	23.22	to	18.00	211,394,938	1.16%	15.88%	to	13.16%
2022	0.40%	to	2.75%	10,506,783	20.04	to	15.91	190,046,244	0.88%	-21.04%	to	-22.90%
2021	0.40%	to	2.80%	9,060,427	25.37	to	20.54	209,538,965	0.90%	13.74%	to	11.00%
2020	0.40%	to	2.80%	7,070,809	22.31	to	18.50	144,650,552	0.97%	18.84%	to	15.98%
2019	0.40%	to	2.80%	6,508,380	18.77	to	15.95	113,046,259	0.98%	24.46%	to	21.46%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)
2023	0.40%	to	2.85%	15,839,903	12.02	to	8.12	161,265,090	3.38%	5.26%	to	2.68%
2022	0.40%	to	2.85%	17,506,995	11.42	to	7.91	171,179,119	2.01%	-6.04%	to	-8.35%
2021	0.40%	to	2.85%	16,839,858	12.16	to	8.63	175,883,719	1.06%	-0.99%	to	-3.42%
2020	0.40%	to	2.85%	15,054,408	12.28	to	8.93	160,138,621	1.64%	2.42%	to	-0.10%
2019	0.40%	to	2.85%	14,111,650	11.99	to	8.94	147,972,960	2.25%	3.67%	to	1.12%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
2023	0.60%	to	2.55%	1,215,787	20.91	to	15.64	22,186,381	2.39%	14.87%	to	12.62%
2022	0.40%	to	2.55%	1,395,243	18.71	to	13.89	22,363,558	3.57%	-6.37%	to	-8.39%
2021	0.40%	to	2.55%	1,571,139	19.98	to	15.16	27,192,723	2.24%	9.96%	to	7.59%
2020	0.00%	to	2.90%	12,054,637	-	to	13.51	192,611,982	1.36%	0.00%	to	2.13%
2019	0.40%	to	2.90%	12,319,345	17.35	to	13.23	189,880,932	2.46%	12.04%	to	9.22%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2023	0.40%	to	2.80%	62,708,437	10.56	to	7.08	794,786,461	4.65%	4.33%	to	1.82%
2022	0.40%	to	2.75%	65,605,158	10.12	to	7.03	809,083,522	1.39%	0.89%	to	-1.48%
2021	0.40%	to	2.75%	56,976,060	10.03	to	7.14	670,472,324	0.00%	-0.40%	to	-2.75%
2020	0.00%	to	2.80%	57,534,586	-	to	7.27	673,618,552	0.20%	0.00%	to	-2.56%
2019	0.40%	to	2.75%	43,262,098	10.08	to	7.53	503,101,231	1.75%	1.37%	to	-1.02%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2023	0.40%	to	1.40%	544,345	28.01	to	105.64	56,784,283	0.50%	13.53%	to	12.40%
2022	0.40%	to	1.40%	595,817	24.67	to	93.99	55,956,979	0.44%	-19.09%	to	-19.90%
2021	0.40%	to	1.40%	648,193	30.49	to	117.34	75,978,903	0.00%	30.31%	to	29.01%
2020	0.40%	to	1.40%	716,499	23.40	to	90.96	65,038,038	0.02%	22.20%	to	20.97%
2019	0.40%	to	1.40%	806,570	19.15	to	75.19	60,484,876	0.07%	25.15%	to	23.89%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
2023	0.40%	to	2.55%	1,177,857	34.25	to	45.64	65,186,049	0.35%	13.24%	to	10.80%
2022	0.40%	to	2.55%	1,219,361	30.25	to	41.19	60,808,453	0.31%	-19.31%	to	-21.05%
2021	0.40%	to	2.85%	1,112,472	37.49	to	45.09	69,765,465	0.00%	29.99%	to	26.79%
2020	0.00%	to	2.85%	928,880	-	to	35.56	45,295,758	0.02%	0.00%	to	18.87%
2019	0.40%	to	2.85%	1,019,467	23.67	to	29.92	41,289,671	0.00%	24.85%	to	21.78%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2023	0.80%	to	1.40%	238,034	23.09	to	20.00	4,877,638	0.00%	16.53%	to	15.83%
2022	0.80%	to	1.40%	284,269	19.81	to	17.27	5,023,975	0.00%	-30.92%	to	-31.34%
2021	0.80%	to	1.40%	294,897	28.68	to	25.15	7,584,535	0.00%	9.43%	to	8.76%
2020	0.80%	to	1.40%	366,187	26.21	to	23.12	8,666,508	0.00%	39.76%	to	38.92%
2019	0.80%	to	1.40%	385,691	18.76	to	16.65	6,568,627	0.00%	34.63%	to	33.81%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
2023	0.40%	to	2.80%	1,395,670	27.92	to	28.74	55,721,552	0.00%	16.69%	to	13.89%
2022	0.40%	to	2.80%	1,313,572	25.23	to	25.24	45,606,828	0.00%	-30.78%	to	-32.45%
2021	0.40%	to	2.85%	1,159,135	36.46	to	37.01	59,233,597	0.00%	9.60%	to	6.91%
2020	0.40%	to	2.85%	1,064,256	31.54	to	34.61	50,240,174	0.00%	39.95%	to	36.51%
2019	0.40%	to	2.85%	1,200,642	22.53	to	25.36	40,915,829	0.00%	34.84%	to	31.52%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2023	0.40%	to	1.40%	399,420	23.31	to	55.61	21,963,922	0.41%	16.98%	to	15.81%
2022	0.40%	to	1.40%	445,517	19.93	to	48.02	21,209,510	0.33%	-13.26%	to	-14.13%
2021	0.40%	to	1.40%	466,390	22.98	to	55.92	25,931,310	0.00%	31.51%	to	30.19%
2020	0.40%	to	1.40%	511,393	17.47	to	42.95	21,823,005	0.07%	4.73%	to	3.68%
2019	0.40%	to	1.40%	571,880	16.68	to	41.43	23,770,709	1.03%	18.52%	to	17.33%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
2023	0.40%	to	2.75%	967,848	32.29	to	35.55	48,193,892	0.21%	16.69%	to	13.94%
2022	0.40%	to	2.75%	1,066,618	27.67	to	31.20	46,164,330	0.12%	-13.51%	to	-15.55%
2021	0.40%	to	2.85%	1,086,083	32.00	to	36.24	55,561,610	0.00%	31.05%	to	27.83%
2020	0.00%	to	2.85%	958,037	-	to	28.35	37,813,407	0.00%	0.00%	to	1.96%
2019	0.40%	to	2.85%	927,362	23.36	to	27.80	35,485,822	0.87%	18.22%	to	15.31%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2023	0.80%	to	1.40%	617,800	72.60	to	74.68	111,193,139	1.31%	7.41%	to	6.76%
2022	0.80%	to	1.40%	680,092	67.59	to	69.95	114,521,605	1.14%	-9.18%	to	-9.72%
2021	0.80%	to	1.40%	760,739	74.42	to	77.48	140,363,843	0.76%	20.91%	to	20.18%
2020	0.80%	to	1.40%	854,052	61.55	to	64.47	130,225,742	1.13%	9.47%	to	8.81%
2019	0.80%	to	1.40%	937,161	56.22	to	59.25	130,888,989	1.14%	28.27%	to	27.50%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)
2023	0.40%	to	2.90%	2,329,915	30.95	to	30.11	100,313,544	1.08%	7.60%	to	4.91%
2022	0.40%	to	2.90%	2,527,841	28.76	to	28.70	102,368,804	0.92%	-9.03%	to	-11.31%
2021	0.40%	to	2.90%	2,764,737	31.62	to	32.36	124,781,722	0.52%	21.09%	to	18.05%
2020	0.00%	to	2.90%	2,909,367	-	to	27.41	109,423,208	0.88%	0.00%	to	6.86%
2019	0.40%	to	2.90%	3,243,676	23.82	to	25.65	112,585,840	0.92%	28.51%	to	25.28%
Neuberger Berman Advisers Management Trust - International Equity Portfolio: Class S Shares (AMINS)
2023	1.25%	to	2.25%	5,748	18.45	to	15.26	97,676	0.05%	11.87%	to	10.74%
2022	1.25%	to	2.25%	6,010	16.49	to	13.78	91,705	1.55%	-23.66%	to	-24.43%
2021	1.25%	to	2.25%	6,268	21.60	to	18.23	125,938	0.32%	11.94%	to	10.80%
2020	1.25%	to	2.25%	6,331	19.30	to	16.45	114,213	0.50%	11.17%	to	10.04%
2019	1.25%	to	2.25%	7,137	17.36	to	14.95	116,470	0.15%	26.09%	to	24.81%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S Shares (AMMCGS)
2023	0.80%	to	2.50%	42,222	19.10	to	45.15	2,295,073	0.00%	17.02%	to	15.02%
2022	0.80%	to	2.50%	50,308	16.32	to	39.25	2,315,370	0.00%	-29.40%	to	-30.61%
2021	0.80%	to	2.50%	55,520	23.11	to	56.56	3,681,772	0.00%	11.82%	to	9.91%
2020	0.80%	to	2.50%	62,642	20.67	to	51.46	3,763,408	0.00%	38.59%	to	36.22%
2019	0.80%	to	2.50%	72,408	14.91	to	37.78	3,157,985	0.00%	31.42%	to	29.17%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2023	0.80%	to	2.35%	268,444	47.67	to	42.06	13,774,708	0.34%	25.89%	to	23.93%
2022	0.80%	to	2.35%	296,772	37.87	to	33.94	12,176,093	0.43%	-19.10%	to	-20.37%
2021	0.80%	to	2.35%	346,609	46.81	to	42.62	17,657,350	0.37%	22.49%	to	20.58%
2020	0.80%	to	2.35%	387,171	38.22	to	35.35	16,216,468	0.60%	18.61%	to	16.75%
2019	0.80%	to	2.35%	446,891	32.22	to	30.27	15,844,032	0.41%	24.88%	to	22.93%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)
2023	0.40%	to	2.90%	3,500,786	11.50	to	7.55	41,209,251	4.39%	5.48%	to	2.84%
2022	0.40%	to	2.90%	3,921,360	10.91	to	7.34	44,153,108	3.58%	-5.56%	to	-7.93%
2021	0.40%	to	2.90%	4,852,137	11.55	to	7.97	57,767,611	2.57%	0.34%	to	-2.18%
2020	0.40%	to	2.90%	4,872,120	11.51	to	8.15	58,389,512	2.34%	3.04%	to	0.46%
2019	0.40%	to	2.90%	5,359,460	11.17	to	8.11	62,808,951	1.93%	3.27%	to	0.68%
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)
2023	1.30%	to	2.45%	340,384	12.55	to	11.01	4,063,676	0.00%	7.23%	to	5.99%
2022	1.30%	to	2.45%	451,826	11.70	to	10.39	5,055,488	19.22%	-13.31%	to	-14.32%
2021	1.30%	to	2.45%	501,455	13.50	to	12.12	6,496,666	0.54%	6.88%	to	5.63%
2020	1.30%	to	2.55%	663,596	12.63	to	11.38	8,101,778	1.83%	4.09%	to	2.77%
2019	1.30%	to	2.55%	851,617	12.13	to	11.07	10,056,420	1.92%	12.69%	to	11.26%
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)
2023	1.30%	to	2.45%	256,381	13.79	to	12.10	3,329,741	0.12%	9.28%	to	8.01%
2022	1.30%	to	2.45%	300,024	12.62	to	11.20	3,590,557	8.41%	-14.98%	to	-15.96%
2021	1.30%	to	2.50%	327,868	14.84	to	13.27	4,637,645	0.70%	10.67%	to	9.33%
2020	1.30%	to	2.50%	357,033	13.41	to	12.14	4,591,418	1.77%	3.49%	to	2.23%
2019	1.30%	to	2.50%	407,232	12.96	to	11.87	5,078,242	1.36%	15.12%	to	13.72%
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)
2023	1.30%	to	2.50%	331,292	13.62	to	11.88	4,246,735	0.15%	8.62%	to	7.30%
2022	1.30%	to	2.50%	385,859	12.54	to	11.08	4,588,722	15.75%	-14.88%	to	-15.91%
2021	1.30%	to	2.85%	455,778	14.73	to	11.92	6,375,111	0.74%	9.28%	to	7.57%
2020	1.30%	to	2.85%	515,358	13.48	to	11.08	6,654,569	1.85%	4.16%	to	2.52%
2019	1.30%	to	2.85%	597,271	12.94	to	10.81	7,455,381	1.80%	14.38%	to	12.58%
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)
2023	0.40%	to	0.60%	6,997	10.96	to	10.83	76,177	3.62%	6.57%	to	6.36%
2022	0.40%	to	0.60%	7,154	10.28	to	10.19	73,161	2.63%	-6.83%	to	-7.02%
2021	0.40%	to	0.60%	5,661	11.04	to	10.96	62,133	1.99%	0.79%	to	0.58%
2020	0.40%	to	0.60%	5,557	10.95	to	10.89	60,602	2.67%	4.28%	to	4.07%
2019	0.40%	to	0.60%	5,450	10.50	to	10.47	57,094	4.33%	4.41%	to	4.20%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)
2023	0.40%	to	2.80%	2,678,564	13.71	to	11.33	35,115,689	2.80%	7.59%	to	5.00%
2022	0.40%	to	2.80%	2,882,103	12.75	to	10.79	35,490,501	7.51%	-12.22%	to	-14.33%
2021	0.40%	to	2.80%	3,059,097	14.52	to	12.60	43,367,124	10.90%	15.58%	to	12.79%
2020	0.40%	to	2.80%	3,210,312	12.56	to	11.17	39,742,420	4.84%	7.48%	to	4.89%
2019	0.40%	to	2.80%	3,633,506	11.69	to	10.65	42,412,486	2.81%	11.30%	to	8.62%
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)
2023	0.40%	to	2.40%	1,196,193	11.52	to	9.28	12,237,595	5.61%	10.57%	to	8.35%
2022	0.40%	to	2.40%	1,277,183	10.42	to	8.57	11,943,729	4.73%	-16.14%	to	-17.82%
2021	0.40%	to	2.40%	1,297,839	12.43	to	10.42	14,629,822	4.39%	-3.04%	to	-4.98%
2020	0.40%	to	2.55%	1,124,699	12.82	to	10.84	13,179,737	4.47%	6.15%	to	3.86%
2019	0.40%	to	2.55%	1,163,994	12.07	to	10.44	12,978,458	4.32%	14.19%	to	11.73%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
2023	0.60%	to	2.75%	1,255,174	11.18	to	8.12	12,264,698	2.43%	5.48%	to	3.20%
2022	0.60%	to	2.75%	1,350,511	10.60	to	7.86	12,602,018	1.47%	-19.55%	to	-21.29%
2021	0.40%	to	2.75%	1,409,571	13.52	to	9.99	16,497,111	5.77%	-7.98%	to	-10.15%
2020	0.40%	to	2.75%	1,257,045	14.69	to	11.12	16,100,326	5.24%	10.22%	to	7.62%
2019	0.40%	to	2.75%	1,330,616	13.33	to	10.33	15,596,010	1.90%	6.49%	to	3.98%
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
2023	0.40%	to	0.60%	12,848	12.68	to	12.42	162,729	2.60%	8.59%	to	8.37%
2022	0.40%	to	0.60%	12,975	11.68	to	11.46	151,355	1.37%	-10.52%	to	-10.70%
2021	0.40%	to	0.60%	40,864	13.05	to	12.83	533,244	1.57%	-2.35%	to	-2.54%
2020	0.40%	to	0.60%	44,853	13.37	to	13.16	598,302	5.87%	5.13%	to	4.92%
2019	0.40%	to	0.60%	53,592	12.72	to	12.55	678,593	1.76%	6.58%	to	6.37%
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class (PMVFHV)
2023	1.05%			129	9.69			1,254	2.50%	7.77%
2022	1.05%			130	8.99			1,169	1.39%	-11.19%
2021	1.05%			130	10.12			1,316	1.25%	-3.08%			****
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)
2023	0.40%	to	0.60%	27,741	14.45	to	14.14	397,326	5.59%	11.68%	to	11.45%
2022	0.40%	to	0.60%	31,464	12.94	to	12.69	404,145	4.94%	-10.74%	to	-10.92%
2021	0.40%	to	0.60%	28,229	14.49	to	14.24	406,215	4.38%	3.13%	to	2.92%
2020	0.40%	to	0.60%	22,789	14.05	to	13.84	319,218	4.69%	5.19%	to	4.98%
2019	0.40%	to	0.60%	19,301	13.36	to	13.18	256,990	4.85%	14.15%	to	13.92%
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)
2023	0.40%	to	2.40%	1,304,923	11.54	to	10.44	13,978,536	5.24%	7.72%	to	4.37%
2022	0.40%	to	1.45%	425,080	10.71	to	9.82	4,404,541	3.61%	-8.25%	to	-9.21%
2021	0.40%	to	1.45%	394,576	11.67	to	10.81	4,475,523	2.79%	1.50%	to	0.43%
2020	0.40%	to	1.15%	158,115	11.50	to	10.78	1,785,712	3.88%	5.96%	to	7.84%
2019	0.40%			23,677	10.86			257,017	3.31%	8.03%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)
2023	0.40%	to	2.90%	29,318,519	12.67	to	8.72	318,359,447	3.50%	4.46%	to	1.84%
2022	0.40%	to	2.90%	31,285,789	12.12	to	8.57	328,224,325	1.52%	-6.22%	to	-8.57%
2021	0.40%	to	2.90%	35,344,714	12.93	to	9.37	398,995,721	0.42%	-1.42%	to	-3.90%
2020	0.00%	to	2.90%	33,384,385	-	to	9.75	385,632,417	1.10%	0.00%	to	-0.09%
2019	0.40%	to	2.90%	33,581,573	12.80	to	9.76	382,289,769	2.66%	3.51%	to	0.91%
PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)
2023	0.40%	to	0.60%	147,996	10.64	to	10.42	1,574,540	2.93%	3.18%	to	2.97%
2022	0.40%	to	0.60%	160,069	10.32	to	10.12	1,650,693	6.29%	-12.33%	to	-12.50%
2021	0.40%	to	0.60%	71,857	11.77	to	11.56	844,839	5.03%	5.02%	to	4.81%
2020	0.40%	to	0.60%	44,679	11.21	to	11.03	500,024	1.29%	11.16%	to	10.94%
2019	0.40%	to	0.60%	26,395	10.08	to	9.95	265,577	1.59%	7.89%	to	7.68%
PIMCO Variable Insurance Trust - CommodityRealReturn(R)Strategy Portfolio: Advisor Class (PMVRSD)
2023	0.40%	to	1.45%	170,327	7.85	to	7.01	1,254,404	15.71%	-8.30%	to	-9.26%
2022	0.40%	to	1.45%	156,784	8.56	to	7.72	1,277,325	19.90%	8.23%	to	7.09%
2021	0.40%	to	1.45%	65,783	7.90	to	7.21	500,452	4.65%	32.58%	to	31.18%
2020	0.40%	to	0.60%	18,383	5.96	to	5.87	109,299	6.15%	0.82%	to	0.62%
2019	0.40%	to	0.60%	20,926	5.91	to	5.83	123,184	4.29%	10.91%	to	10.68%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
2023	0.40%	to	2.85%	10,719,556	11.35	to	9.37	112,867,384	4.39%	5.38%	to	2.80%
2022	0.40%	to	2.85%	9,635,040	10.77	to	9.12	97,165,458	1.55%	-0.67%	to	-3.10%
2021	0.40%	to	2.85%	8,468,806	10.84	to	9.41	86,672,026	0.99%	-0.55%	to	-3.00%
2020	0.40%	to	2.85%	6,979,158	10.90	to	9.70	72,446,111	1.13%	1.73%	to	-0.77%
2019	0.40%	to	2.85%	6,714,306	10.71	to	9.78	69,148,806	2.37%	2.29%	to	-0.23%
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)
2023	1.30%	to	1.80%	22,629	10.75	to	10.08	236,076	3.49%	4.46%	to	3.94%
2022	1.30%	to	1.50%	13,157	10.29	to	10.05	133,225	2.46%	-15.50%	to	-15.67%
2021	1.30%	to	1.50%	20,108	12.18	to	11.92	242,427	1.68%	-2.64%	to	-2.84%
2020	0.40%	to	2.85%	31,967,426	13.66	to	10.74	392,219,285	2.02%	8.10%	to	5.44%
2019	0.40%	to	2.85%	31,717,096	12.64	to	10.18	363,477,084	2.90%	7.81%	to	5.16%
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)
2023	0.40%	to	2.45%	6,994,432	17.81	to	17.35	130,099,240	1.98%	15.20%	to	12.84%
2022	0.40%	to	2.55%	6,093,266	15.46	to	15.28	99,278,171	1.24%	-3.52%	to	-5.60%
2021	0.40%	to	2.40%	3,189,682	16.02	to	16.31	54,563,794	0.75%	26.79%	to	24.25%
2020	0.40%	to	2.40%	775,830	12.63	to	13.12	10,559,349	1.11%	5.38%	to	3.26%
2019	0.60%	to	2.10%	222,349	11.95	to	12.81	2,895,953	1.96%	29.62%	to	27.67%
Putnam Variable Trust - Putnam VT Large Cap Growth Fund: Class IB (PVGOB)
2023	0.95%	to	2.45%	159,188	30.33	to	27.07	4,646,571	0.00%	43.11%	to	40.95%
2022	0.95%	to	2.45%	144,553	21.20	to	19.21	2,958,245	0.00%	-31.16%	to	-32.20%
2021	0.95%	to	2.45%	186,548	30.79	to	28.33	5,568,948	0.00%	21.49%	to	19.65%
2020	0.95%	to	2.45%	296,081	25.34	to	23.68	7,331,681	0.03%	37.39%	to	35.31%
2019	0.95%	to	2.45%	208,365	18.45	to	17.50	3,782,197	0.12%	35.44%	to	33.39%
Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)
2023	0.40%	to	2.45%	1,337,915	17.06	to	15.81	22,022,857	1.51%	18.21%	to	15.78%
2022	0.40%	to	2.40%	1,038,753	14.44	to	13.68	14,605,662	1.60%	-7.18%	to	-9.04%
2021	0.40%	to	2.15%	491,909	15.55	to	15.10	7,523,821	1.08%	14.48%	to	12.47%
2020	0.40%	to	1.85%	61,993	13.59	to	13.45	836,348	0.00%	35.86%	to	34.54%	****
Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)
2023	1.30%	to	2.00%	211,758	11.56	to	11.51	2,447,112	0.00%	15.60%	to	15.06%	****
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
2023	0.90%	to	2.85%	1,227,979	9.98	to	18.21	28,988,121	0.03%	17.44%	to	15.14%
2022	0.90%	to	2.85%	1,129,390	8.50	to	15.81	23,072,362	1.40%	-15.11%	to	-17.19%
2021	1.15%	to	2.85%	787,260	26.40	to	19.10	19,714,613	1.05%	7.57%	to	5.72%
2020	1.15%	to	2.85%	527,036	24.55	to	18.07	12,143,675	2.16%	10.81%	to	8.90%
2019	1.15%	to	2.85%	889,855	22.15	to	16.59	18,098,499	1.22%	23.71%	to	21.59%
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)
2023	0.40%	to	0.60%	3,111	20.94	to	20.50	64,771	0.56%	25.42%	to	25.17%
2022	0.40%	to	0.60%	5,946	16.70	to	16.38	98,952	0.30%	-9.56%	to	-9.74%
2021	0.40%	to	0.60%	11,542	18.46	to	18.14	212,793	1.38%	28.30%	to	28.04%
2020	0.40%	to	0.60%	15,761	14.39	to	14.17	226,558	1.00%	-7.52%	to	-7.71%
2019	0.40%	to	0.60%	17,421	15.56	to	15.35	270,882	0.69%	18.19%	to	17.95%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2023	0.40%	to	2.85%	5,524,111	62.37	to	44.39	296,162,901	0.00%	2.28%	to	-0.23%
2022	0.40%	to	2.85%	5,896,603	60.99	to	44.49	311,876,141	0.00%	-13.04%	to	-15.17%
2021	0.40%	to	2.85%	6,178,640	70.13	to	52.45	379,495,777	0.00%	12.38%	to	9.61%
2020	0.40%	to	2.85%	5,988,488	62.40	to	47.85	330,010,263	0.00%	28.75%	to	25.59%
2019	0.40%	to	2.85%	6,515,519	48.47	to	38.10	281,656,169	0.00%	28.12%	to	24.96%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)
2023	1.15%	to	2.50%	1,325,564	11.16	to	11.06	14,760,997	0.00%	11.64%	to	10.63%	****
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)
2023	0.40%	to	1.45%	24,811	13.72	to	8.68	323,824	0.00%	9.97%	to	8.81%
2022	0.40%	to	1.45%	31,339	12.48	to	7.98	370,876	0.00%	-13.70%	to	-14.61%
2021	0.40%	to	1.45%	25,278	14.46	to	9.34	344,244	8.11%	-14.35%	to	-15.26%
2020	0.40%	to	1.45%	67,883	16.88	to	11.02	813,315	1.86%	38.07%	to	10.24%
2019	0.40%	to	0.60%	20,955	12.23	to	12.19	256,083	0.00%	38.19%	to	37.91%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)
2023	0.80%	to	1.40%	169,384	22.24	to	21.29	4,226,078	4.19%	10.51%	to	9.85%
2022	0.80%	to	1.40%	188,129	20.13	to	19.38	4,215,455	4.50%	-7.67%	to	-8.23%
2021	0.80%	to	1.40%	201,742	21.80	to	21.12	4,947,081	5.11%	-4.82%	to	-5.40%
2020	0.80%	to	1.40%	222,231	22.90	to	22.33	5,762,387	6.96%	8.05%	to	7.40%
2019	0.80%	to	1.40%	253,821	21.20	to	20.79	6,133,783	0.34%	11.72%	to	11.04%
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)
2023	0.80%	to	1.40%	279,464	29.44	to	24.99	7,150,731	3.51%	8.90%	to	8.24%
2022	0.80%	to	1.40%	334,358	27.04	to	23.09	7,879,360	0.27%	-24.98%	to	-25.43%
2021	0.80%	to	1.40%	378,341	36.04	to	30.96	11,950,296	0.91%	-12.57%	to	-13.10%
2020	0.80%	to	1.40%	410,863	41.23	to	35.63	14,922,367	2.02%	16.31%	to	15.61%
2019	0.80%	to	1.40%	493,694	35.44	to	30.82	15,492,202	0.46%	29.55%	to	28.77%
VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)
2023	0.80%	to	2.35%	373,229	38.77	to	7.43	9,560,002	2.81%	-4.35%	to	-5.84%
2022	0.80%	to	2.35%	405,145	40.54	to	7.89	10,812,599	1.63%	7.53%	to	5.85%
2021	0.80%	to	2.35%	458,661	37.70	to	7.46	11,176,423	0.43%	17.97%	to	16.13%
2020	0.80%	to	2.35%	509,129	31.96	to	6.42	10,688,952	0.93%	18.16%	to	16.31%
2019	0.80%	to	2.35%	597,024	27.05	to	5.52	10,480,871	0.00%	10.97%	to	9.24%
VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (VWHAS)
2023	0.40%	to	2.85%	5,067,207	9.65	to	6.74	40,253,974	2.26%	-4.22%	to	-6.57%
2022	0.40%	to	2.85%	7,565,765	10.08	to	7.22	62,771,460	1.36%	7.69%	to	5.05%
2021	0.40%	to	2.85%	5,854,613	9.36	to	6.87	45,997,786	0.34%	18.20%	to	15.30%
2020	0.40%	to	2.85%	4,447,956	7.92	to	5.96	29,745,133	0.74%	18.35%	to	15.44%
2019	0.40%	to	2.85%	4,531,754	6.69	to	5.16	25,916,249	0.00%	11.10%	to	8.37%
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)
2023	0.40%	to	2.40%	1,451,675	12.64	to	11.50	17,510,023	2.24%	10.58%	to	8.37%
2022	0.40%	to	2.40%	1,298,027	11.43	to	10.61	14,290,774	1.02%	-26.39%	to	-27.86%
2021	0.40%	to	2.35%	1,017,854	15.53	to	14.73	15,391,531	1.09%	45.83%	to	42.98%
2020	0.40%	to	1.95%	215,053	10.65	to	10.37	2,251,819	1.42%	-1.94%	to	-3.47%
2019	0.40%	to	2.40%	188,313	10.86	to	10.71	1,687,024	3.33%	8.60%	to	7.14%	****

*

This represents the annual contract expense rate or range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return or range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2023

Independent Auditors’ Report

Audit Committee of the Board of Directors

Nationwide Life Insurance Company:

Opinions

We have audited the financial statements of Nationwide Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2023 and 2022, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2023, and the related notes to the statutory financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2023 and 2022, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2023, in accordance with accounting practices prescribed or permitted by the Ohio Department of Insurance (Department) described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the statutory financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2023 and 2022, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2023.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices and U.S. generally accepted accounting principles are also described in Note 2.

Emphasis of Matter

As discussed in Note 2 to the financial statements, the Company’s subsidiary received permission from the Department in 2023 to account for an excess of loss reinsurance recoverable as an admitted asset. Under prescribed statutory accounting practices, the excess of loss reinsurance recoverable would not be an admitted asset. As of December 31, 2023, that permitted accounting practice increased statutory surplus over what it would have been had that prescribed accounting practice been followed. Our opinions are not modified with respect to this matter.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the Schedule I Summary of Investments - Other Than Investments in Related Parties, Schedule III Supplementary Insurance Information, Schedule IV Reinsurance, and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Columbus, Ohio

March 20, 2024

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2023	2022

Admitted assets
Invested assets
Bonds	$43,867	$40,208
Stocks	3,714	3,700
Mortgage loans, net of allowance	9,144	8,363
Policy loans	969	933
Derivative assets	113	143
Cash, cash equivalents and short-term investments	1,555	1,621
Securities lending collateral assets	359	232
Other invested assets	2,198	1,848
Total invested assets	$61,919	$57,048
Accrued investment income	965	585
Deferred federal income tax assets, net	632	589
Other assets	404	378
Separate account assets	113,270	102,808
Total admitted assets	$177,190	$161,408

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$49,373	$45,482
Policyholders’ dividend accumulation	380	398
Asset valuation reserve	841	707
Payable for securities	512	323
Securities lending payable	359	232
Funds held under coinsurance	1,323	1,608
Other liabilities	1,447	1,253
Accrued transfers from separate accounts	(1,548)	(1,598)
Separate account liabilities	113,270	102,808
Total liabilities	$165,957	$151,213

Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares,issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	1,100
Special surplus funds	93	-
Additional paid-in capital	2,443	2,308
Unassigned surplus	7,593	6,783
Total capital and surplus	$11,233	$10,195
Total liabilities, capital and surplus	$177,190	$161,408

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Years ended December 31,
(in millions)	2023	2022	2021

Revenues
Premiums and annuity considerations	$14,670	$14,535	$12,664
Net investment income	3,136	2,019	2,231
Other revenues	2,389	2,346	2,455
Total revenues	$20,195	$18,900	$17,350

Benefits and expenses
Benefits to policyholders and beneficiaries	$17,416	$15,963	$16,884
Increase in reserves for future policy benefits and claims	3,747	2,525	807
Net transfers from separate accounts	(3,742)	(1,635)	(3,002)
Commissions	766	810	858
Reserve adjustment on reinsurance assumed	(153)	(161)	(151)
Other expenses	702	564	469
Total benefits and expenses	$18,736	$18,066	$15,865

Income before federal income tax expense (benefit) and net realized capital (losses) gains on investments	$1,459	$834	$1,485
Federal income tax expense (benefit)	108	100	(9)

Income before net realized capital (losses) gains on investments	$1,351	$734	$1,494
Net realized capital (losses) gains on investments, net of federal income tax (benefit) expense of $(4), $3 and $59 in 2023, 2022 and 2021, respectively, and excluding $(30), $(103) and $15 of net realized capital (losses) gains transferred to the interest maintenance reserve in 2023, 2022 and 2021, respectively	(402)	240	(683)
Net income	$949	$974	$811

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Special surplus funds	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2020	$4	$1,100	$-	$1,998	$6,003	$9,105

Change in reserve on account of change in valuation basis	-	-	-	-	2	2
Cumulative effect of change in accounting principle	-	-	-	-	6	6
Balance as of January 1, 2021	$4	$1,100	$-	$1,998	$6,011	$9,113

Net income	-	-	-	-	811	811
Change in asset valuation reserve	-	-	-	-	(144)	(144)
Change in deferred income taxes	-	-	-	-	50	50
Change in net unrealized capital gains and losses, net of tax expense of $30	-	-	-	-	(142)	(142)
Change in nonadmitted assets	-	-	-	-	(47)	(47)
Dividends paid to Nationwide Financial Services, Inc.	-	-	-	-	(550)	(550)
Balance as of December 31, 2021	$4	$1,100	$-	$1,998	$5,989	$9,091

Correction of error (see Note 2)	-	-	-	-	(39)	(39)
Balance as of January 1, 2022	$4	$1,100	$-	$1,998	$5,950	$9,052

Net income	-	-	-	-	974	974
Change in asset valuation reserve	-	-	-	-	(97)	(97)
Change in deferred income taxes	-	-	-	-	28	28
Change in net unrealized capital gains and losses, net of tax expense of $37	-	-	-	-	(40)	(40)
Change in nonadmitted assets	-	-	-	-	(33)	(33)
Capital contributions from Nationwide Financial Services, Inc.	-	-	-	310	-	310
Other, net	-	-	-	-	1	1
Balance as of December 31, 2022	$4	$1,100	$-	$2,308	$6,783	$10,195

Net income	-	-	-	-	949	949
Change in asset valuation reserve	-	-	-	-	(103)	(103)
Change in deferred income taxes	-	-	-	-	132	132
Change in net unrealized capital gains and losses, net of tax benefit of $37	-	-	-	-	(77)	(77)
Change in nonadmitted assets, including admitted disallowed interest maintenance reserve	-	-	93	-	(126)	(33)
Capital contributions from Nationwide Financial Services, Inc.	-	-	-	135	-	135
Other, net	-	-	-	-	35	35
Balance as of December 31, 2023	$4	$1,100	$93	$2,443	$7,593	$11,233
See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
(in millions)	2023	2022	2021

Cash flows from operating activities:
Premiums collected, net of reinsurance	$14,675	$14,545	$12,661
Net investment income	2,775	2,064	2,404
Other revenue	2,021	3,178	2,367
Policy benefits and claims paid	(17,567)	(15,962)	(16,735)
Commissions, operating expenses and taxes, other than federal income tax paid	(1,268)	(1,275)	(1,122)
Net transfers from separate accounts	3,792	1,658	2,871
Policyholders’ dividends paid	(28)	(30)	(36)
Federal income taxes recovered (paid)	98	(261)	121
Net cash provided by operating activities	$4,498	$3,917	$2,531

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$2,594	$3,444	$6,953
Stocks	46	19	127
Mortgage loans	635	1,139	1,053
Derivative assets	-	431	-
Other invested assets and other	467	641	279
Total investment proceeds	$3,742	$5,674	$8,412
Cost of investments acquired:
Bonds	$(6,256)	$(6,024)	$(7,744)
Stocks	(35)	(901)	(538)
Mortgage loans	(1,370)	(1,305)	(1,441)
Derivative assets	(556)	-	(589)
Other invested assets and other	(766)	(1,057)	(594)
Total investments acquired	$(8,983)	$(9,287)	$(10,906)
Net increase in policy loans	(37)	(19)	(25)
Net cash used in investing activities	$(5,278)	$(3,632)	$(2,519)

Cash flows from financing activities and miscellaneous sources:
Capital contributions from Nationwide Financial Services, Inc.	$135	$310	$-
Dividend paid to Nationwide Financials Services, Inc.	-	-	(550)
Net change in deposits on deposit-type contract funds and other insurance liabilities	270	391	517
Other cash provided (used)	309	(1)	196
Net cash provided by financing activities and miscellaneous	$714	$700	$163

Net (decrease) increase in cash, cash equivalents and short-term investments	$(66)	$985	$175
Cash, cash equivalents and short-term investments at beginning of year	1,621	636	461
Cash, cash equivalents and short-term investments at end of year	$1,555	$1,621	$636
Supplemental disclosure of non-cash activities:
Exchange of bond investments	$385	$349	$277
Intercompany transfer of securities from merger	$203	$-	$-

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a wholly-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include life insurance, fixed and variable individual annuities, private and public sector group retirement plans, investment advisory services, pension risk transfer (“PRT”) contracts and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell, recommend or direct the purchase of the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Affiliates that market products directly to a customer base include Nationwide Retirement Solutions, Inc., Nationwide Securities, LLC and Nationwide Financial General Agency, Inc. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2023 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Jefferson National Life Insurance Company (“JNL”) and its wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisors, LLC (“NIA”). NLAIC primarily offers individual annuity contracts including fixed annuity contracts, group annuity contracts including PRT contracts, universal life insurance, variable universal life insurance, term life insurance and corporate-owned life insurance on a non-participating basis. Olentangy is a dormant Vermont domiciled special purpose financial insurance company and nonadmitted subsidiary. NWSBL is an Ohio limited liability company and offers a securities-based lending product and is a nonadmitted subsidiary. JNL and JNLNY primarily offer individual deferred fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor and nonadmitted subsidiary.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2023 and 2022, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact to the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment and derivative valuations and future policy benefits and claims. Actual results could differ significantly from those estimates.

Basis of Presentation

Effective October 1, 2023, Jefferson National Financial Corporation (“JNFC”), a holding company and wholly-owned subsidiary of the Company, completed a merger agreement with the Company. Pursuant to the merger agreement, which was deemed a statutory merger, the operations of JNFC were merged with and into the Company, with the Company continuing as the surviving corporation. Concurrently, JNL, a wholly-owned subsidiary of JNFC prior to the merger, became a wholly-owned subsidiary of the Company. There was not a material impact on the Company’s surplus as a result of the merger.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Effective January 1, 2022, Harleysville Life Insurance Company (“HLIC”), an Ohio domiciled stock life insurance company and subsidiary of NMIC that offered universal and traditional life insurance, disability income insurance and fixed annuity contracts on a non-participating basis, completed a merger agreement with NLAIC. Pursuant to the merger agreement, which was deemed a statutory merger, the operations of HLIC were merged with and into NLAIC, with NLAIC continuing as the surviving entity. All shares of HLIC were cancelled and the outstanding surplus balance was merged into NLAIC’s additional paid-in capital and unassigned surplus. There was not a material impact on the Company’s surplus as a result of the merger.

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state but allowed by the domiciliary state regulatory authority.

NLIC and NLAIC have elected to apply a prescribed practice promulgated under Ohio Administrative Code Section 3901-1-67 (“OAC 3901-1-67”) to its derivative instruments hedging indexed products and indexed annuity reserve liabilities in order to better align the measurement of indexed product reserves and the derivatives that hedge them. Under OAC 3901-1-67, derivative instruments are carried at amortized cost with the initial hedge cost amortized over the term and asset payoffs realized at the end of the term being reported through net investment income, rather than the derivative instruments being carried at fair value with asset payoffs realized over the term through net realized capital gains and losses. Additionally, the cash surrender value reserves for indexed annuity products only reflect index interest credits at the end of the crediting term as compared to partial index interest credits accumulating throughout the crediting term in increase in reserves for future policy benefits and claims.

Eagle applies one prescribed practice with multiple applications as provided under the State of Ohio’s captive law, which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed indexed annuity contracts from NLIC and NLAIC using an alternative reserving basis from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department.

Effective October 1, 2023, Eagle was granted a permitted practice from the Department, allowing Eagle to carry a reinsurance recoverable asset under an excess of loss reinsurance agreement with a third-party reinsurer as an admitted asset.

Prior to October 1, 2023, Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value for certain universal life and term life insurance policies. Effective October 1, 2023, Olentangy terminated this permitted practice due to NLAIC’s recapture of the reinsurance agreements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

If the prescribed or permitted practices were not applied, the Company’s risk-based capital would continue to be above regulatory action levels. A reconciliation of the Company’s net income between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	F/S Page	State of domicile	2023	December 31, 2022	2021

Net Income
Statutory Net Income			OH	$949	$974	$811
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	4	OH	110	(43)	9
Reserves for indexed annuities	51	4	OH	(75)	15	(20)
Tax impact	101	4	OH	(7)	6	3
NAIC SAP				$977	$952	$803

A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

		F/S	State of	As of December 31,
(in millions)	SSAP #	Page	domicile	2023	2022
Surplus
Statutory Capital and Surplus			OH	$11,233	$10,195
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	2,4	OH	84	(30)
Reserves for indexed annuities	51	3,4	OH	(82)	(7)
Tax impact	101	2,4	OH	-	8
Subsidiary Valuation - NLAIC	51,86,101	2	OH	89	(232)
Subsidiary valuation - Eagle	51	2	OH	(228)	118
State Permitted Practice:
Subsidiary valuation - Eagle	61R	2	OH	(853)	-
Subsidiary valuation - Olentangy	20	2	VT	-	(67)
NAIC SAP				$10,243	$9,985

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

●	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

●

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

●

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

●

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability or other asset, and the amortization of the IMR is reported as revenue;

●	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

●	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

●	surplus notes are accounted for as a component of capital and surplus;

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

●	costs related to successful policy acquisitions are charged to operations in the year incurred;

●	negative cash balances are reported as negative assets;

●	certain income and expense items are charged or credited directly to capital and surplus;

●	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

●	the statutory statements of cash flow are presented on the basis prescribed by the NAIC; and

●	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

●	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

●	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

●	Certain assets and liabilities are reported net of ceded reinsurance balances; and

●	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

●	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

●	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

●	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible;

●	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds (“Tax Credit Funds”);

●

admitted subsidiary, controlled and affiliated entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

●

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

●

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses; and

●	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

●	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Derivative Instruments

●	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

●

with the exception of derivatives applying the prescribed practice under OAC 3901-1-67, unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

●	interest earned on derivatives is charged to net investment income; and

●	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Goodwill

●	Goodwill is limited to 10% of the prior reporting period’s adjusted statutory surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

●	goodwill is amortized and charged to surplus.

Federal Income Taxes

●

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of capital and surplus); and

●	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

●

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%. The Company has applied principle-based reserving to all new individual life business. For business subject to principle-based reserving, additional reserves may be held where the deterministic and/or stochastic reserves are in excess of net premium reserves, as defined by Valuation Manual 20, Requirements for Principle-Based Reserves for Life Products (“VM-20”).

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For business subject to principle-based reserving, the Company has calculated reserves under VM-20.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

Future policy benefits for PRT contracts have been established in accordance with the CRVM. Statutory reserves for PRT business written during or after 2020 are calculated as the present value of future benefit payments, using the prescribed 1994 Group Annuity Mortality (“GAM”) table along with the AA projection mortality improvement scale and prescribed valuation rates as specified in Chapter 22 of the Valuation Manual. For the PRT business written before 2020, the statutory reserves are calculated using prescribed GAM tables and valuation interest rates that vary by issue year, as specified in the Standard Valuation Law.

The Company calculated its reserves for variable annuities using a stochastic reserve, which is floored at the cash surrender value, per Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are primarily recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets. In limited circumstances, other separate account assets are recorded at book value when the policyholder does not participate in the underlying portfolio experience.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to/from separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to/from separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized, and compared to pricing from additional sources when available, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities or models are used. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

Corporate pricing matrices are used in valuing certain bonds. The corporate pricing matrices were developed using publicly and privately available spreads segmented by various weighted average lives and credit quality ratings. Certain private placement bonds have adjusted spreads to capture the impacts of liquidity premium based on industry sector. The weighted average life and credit quality rating of a particular bond to be priced using those matrices are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate industry sector or U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or corporate pricing matrices. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investment’s fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC, JNL and Eagle, are carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated (“SCA”) entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. The Company’s investment in NISC and NIA, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, JNL and NISC are included in stocks, and the investment in Eagle is included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance. The Company also holds commercial mortgage loans of these property types that are under development. Mortgage loans under development are collateralized by the borrower’s common stock.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net unrealized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net unrealized capital gains and losses. If the mortgage loan is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the loan and the fair value of the collateral less estimated costs to obtain and sell. Any previously recorded loan-specific reserve is reversed.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually. Due to the nature of the collateral underlying mortgage loans under development, these loans are not evaluated using the LTV and DSC ratios described above and instead are evaluated using other qualitative metrics.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments consist of government agency discount notes with maturities of twelve months or less at acquisition. Short-term investments also include outstanding promissory notes with initial maturity dates of one-year or less with certain affiliates. The Company carries short-term investments at amortized cost, which approximates fair value.

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Other invested assets. Other invested assets consist primarily of alternative investments in private equity funds, private debt funds, tax credit funds, real estate partnerships, limited liability companies, joint ventures and the investment in Eagle. Except for investments in certain tax credit funds, these investments are recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

The Company sold $3.1 billion, $2.9 billion and $2.6 billion in Tax Credit Funds to unrelated third parties with outstanding guarantees as of December 31, 2023, 2022 and 2021, respectively. The Company guarantees after-tax benefits to the third-party investors through periods ending in 2041. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.8 billion, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs and internal models. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), Secured Overnight Financing Rate (“SOFR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

●

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

●	the bond must never have been classified as a default security;

●

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

●	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as the IMR. The IMR is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and evaluated for admittance under INT 23-01, Net Negative (Disallowed) Interest Maintenance Reserve (“INT 23-01”). The Company utilizes the grouped method for amortization. Under the grouped method, the IMR is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands. Refer to Recently Adopted Accounting Standards for additional discussion of IMR.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus. Goodwill was immaterial as of December 31, 2023 and 2022.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes is charged directly to surplus, with the impact of taxes on unrealized capital gains or losses and nonadmitted assets reported separately in the statutory statements of changes in capital and surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 3% and 4% of the Company’s life insurance in force in 2023 and 2022, respectively, and 48% and 49% of the number of life insurance policies in force in 2023 and 2022, respectively. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2023 and 2022.

Accounting Changes and Corrections of Errors

Effective January 1, 2021, the Company elected to apply OAC 3901-1-67 to its derivative instruments hedging indexed products and indexed annuity reserve liabilities. As a result of the Company’s election to apply OAC 3901-1-67 as of January 1, 2021, the Company’s admitted assets decreased $3 million, total liabilities decreased $2 million and capital and surplus decreased $1 million, which included a $3 million reduction to unassigned surplus from the cumulative effect of the change in accounting principle.

During 2022, the Company identified and corrected an error in annuity product allocation drivers for general operating expenses between the Company and NLAIC that resulted in an understatement of the Company’s general insurance expenses for the years ended December 31, 2021, 2020 and 2019. The error resulted in an overstatement of net income of $22 million, an overstatement of total surplus of $45 million, an overstatement of total assets of $13 million and an understatement of total liabilities of $32 million as of and for the year ended December 31, 2021. In accordance with SSAP No. 3, Accounting Changes and Corrections of Errors (“SSAP No. 3”), the total prior period correction was recorded as a decrease to total surplus of $45 million, a decrease to total assets of $13 million and an increase to total liabilities of $32 million as of January 1, 2022. Additionally, the Company’s subsidiary, NLAIC, identified and corrected errors as of January 1, 2022 that increased the Company’s investment in NLAIC and total surplus by $6 million. The net decrease to the Company’s total surplus of $39 million in 2022 as a result of these corrections is reported as a negative adjustment to unassigned surplus.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Recently Adopted Accounting Standards

Effective December 31, 2023, the Company adopted INT 23-04, Life Reinsurance Liquidation Questions, that clarifies accounting and reporting considerations of SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets (“SSAP No. 5R”), as it relates to the liquidation of Scottish Re U.S. (“SRUS”). On July 18, 2023, SRUS was declared insolvent and ordered liquidated by the Court of Chancery of the State of Delaware (“Court”), resulting in termination of the reinsurance agreements between the Company and SRUS effective September 30, 2023, and the recapture of the ceded liabilities. The Company has accrued adequate provisions as of December 31, 2023, in accordance with SSAP No. 5R related to SRUS reinsurance recoverables and assets held in a trust that secure the annuity reinsurance recoverables. The Company will continue to work with the SRUS liquidator and the Court to resolve when the Company will be able to access the trust assets. As of December 31, 2023, assets held in trust and reinsurance recoverables related to SRUS are immaterial.

Effective September 30, 2023, the Company adopted INT 23-01, a short-term solution related to the accounting treatment of an insurer’s negative IMR balance. INT 23-01 allows an insurer with an authorized control level risk-based capital greater than 300%, after an adjustment to total adjusted capital, to admit negative IMR up to 10% of its general account capital and surplus, subject to certain restrictions and reporting obligations. There is no admitted disallowed IMR in the separate accounts. Fixed income investments generating IMR losses comply with the Company’s investment policies. There are no deviations from the investment policies and sales were not compelled by liquidity pressures. The Company has not allocated gains or losses to IMR from derivatives that were reported at fair value prior to the termination of the derivative. As of December 31, 2023, the Company has $93 million of admitted disallowed IMR in capital and surplus in the general account.

Effective January 1, 2021, the Company adopted revisions to SSAP No. 32R, Preferred Stock (“SSAP No. 32R”). The adopted revisions updated the definition for redeemable and perpetual preferred stock and furthermore, updated the valuation classification for perpetual preferred stock to fair value. Previously, perpetual preferred stock could have been valued at amortized cost or fair value based on the rating of the security. Per SSAP No. 32R, any valuation classification changes from amortized cost to fair value are to be recognized in statutory surplus. Going forward, changes to fair value will be recognized as a change in net unrealized capital gains and losses in statutory surplus. As a result of this change, the Company recorded an increase to statutory capital and surplus of $9 million as of January 1, 2021.

Subsequent Events

The Company evaluated subsequent events through March 20, 2024, the date the statutory financial statements were issued.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2023
Subject to discretionary withdrawal:
With market value adjustment	$4,389	$64	$-	$4,453	6%
At book value less current surrender charge of 5% or more	2,210	-	-	2,210	3%
At fair value	10	-	61,993	62,003	83%
Total with market value adjustment or at fair value	$6,609	$64	$61,993	$68,666	92%
At book value without adjustment (minimal or no charge or adjustment)	3,532	-	6	3,538	5%
Not subject to discretionary withdrawal	2,342	-	62	2,404	3%
Total, gross	$12,483	$64	$62,061	$74,608	100%
Less: Reinsurance ceded	(98)	-	-	(98)
Total, net	$12,385	$64	$62,061	$74,510
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$78	$-	$-	$78

December 31, 2022
Subject to discretionary withdrawal:
With market value adjustment	$2,279	$90	$-	$2,369	4%
At book value less current surrender charge of 5% or more	675	-	-	675	1%
At fair value	11	-	57,823	57,834	87%
Total with market value adjustment or at fair value	$2,965	$90	$57,823	$60,878	92%
At book value without adjustment (minimal or no charge or adjustment)	3,365	-	6	3,371	5%
Not subject to discretionary withdrawal	2,009	-	56	2,065	3%
Total, gross	$8,339	$90	$57,885	$66,314	100%
Less: Reinsurance ceded	(110)	-	-	(110)
Total, net	$8,229	$90	$57,885	$66,204
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$65	$-	$-	$65
[1]	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the analysis of group annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2023
Subject to discretionary withdrawal:
With market value adjustment	$17,300	$1,857	$-	$19,157	45%
At book value less current surrender charge of 5% or more	2	-	-	2	0%
At fair value	-	-	17,922	17,922	43%
Total with market value adjustment or at fair value	$17,302	$1,857	$17,922	$37,081	88%
At book value without adjustment (minimal or no charge or adjustment)	3,867	-	-	3,867	9%
Not subject to discretionary withdrawal	1,237	102	-	1,339	3%
Total, gross	$22,406	$1,959	$17,922	$42,287	100%
Less: Reinsurance ceded	(29)	-	-	(29)
Total, net	$22,377	$1,959	$17,922	$42,258
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$2	$-	$-	$2

December 31, 2022
Subject to discretionary withdrawal:
With market value adjustment	$18,397	$2,069	$-	$20,466	49%
At book value less current surrender charge of 5% or more	6	-	-	6	0%
At fair value	-	-	15,701	15,701	38%
Total with market value adjustment or at fair value	$18,403	$2,069	$15,701	$36,173	87%
At book value without adjustment (minimal or no charge or adjustment)	4,211	-	-	4,211	10%
Not subject to discretionary withdrawal	1,051	103	-	1,154	3%
Total, gross	$23,665	$2,172	$15,701	$41,538	100%
Less: Reinsurance ceded	(53)	-	-	(53)
Total, net	$23,612	$2,172	$15,701	$41,485
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$6	$-	$-	$6
[1]	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account non- guaranteed	Total	% of Total
December 31, 2023
Subject to discretionary withdrawal:
With market value adjustment	$1	$-	$1	0%
Total with market value adjustment or at fair value	$1	$-	$1	0%
At book value without adjustment (minimal or no charge or adjustment)	781	2	783	17%
Not subject to discretionary withdrawal	3,677	17	3,694	83%
Total, gross	$4,459	$19	$4,478	100%
Less: Reinsurance ceded	-	-	-
Total, net	$4,459	$19	$4,478

December 31, 2022
Subject to discretionary withdrawal:
With market value adjustment	$1	$-	$1	0%
Total with market value adjustment or at fair value	$1	$-	$1	0%
At book value without adjustment (minimal or no charge or adjustment)	666	2	668	16%
Not subject to discretionary withdrawal	3,522	14	3,536	84%
Total, gross	$4,189	$16	$4,205	100%
Less: Reinsurance ceded	-	-	-
Total, net	$4,189	$16	$4,205

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2023	2022
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$34,748	$31,827
Supplemental contracts with life contingencies, net	14	14
Deposit-type contracts	4,459	4,189
Subtotal	$39,221	$36,030
Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$82,006	$75,848
Other contract deposit funds	19	16
Subtotal	$82,025	$75,864
Total annuity actuarial reserves and deposit fund liabilities, net	$121,246	$111,894

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2023
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$10	$10	$-	$-	$-
Universal life	2,616	2,629	2,790	-	-	-
Universal life with secondary guarantees	453	390	1,032	-	-	-
Indexed universal life with secondary guarantees	341	265	367	-	-	-
Other permanent cash value life insurance	-	1,919	2,398	-	-	-
Variable life	3,435	3,483	3,603	29,611	29,607	29,607
Subtotal	$6,845	$8,696	$10,200	$29,611	$29,607	$29,607
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	181	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	17	-	-	-
Disability - disabled lives	-	-	59	-	-	-
Miscellaneous reserves	-	-	32	-	-	-
Total, gross	$6,845	$8,696	$10,490	$29,611	$29,607	$29,607
Less: reinsurance ceded	(8)	(8)	(151)	-	-	-
Total, net	$6,837	$8,688	$10,339	$29,611	$29,607	$29,607

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2022
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,626	1,982	2,802	-	-	-
Universal life with secondary guarantees	426	353	929	-	-	-
Indexed universal life with secondary guarantees	283	210	304	-	-	-
Other permanent cash value life insurance	-	1,979	2,473	-	-	-
Variable life	2,850	2,898	3,010	25,626	25,621	25,260
Subtotal	$6,185	$7,433	$9,529	$25,626	$25,621	$25,260
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	206	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	15	-	-	-
Disability - disabled lives	-	-	59	-	-	-
Miscellaneous reserves	-	-	31	-	-	-
Total, gross	$6,185	$7,433	$9,841	$25,626	$25,621	$25,260
Less: reinsurance ceded	(9)	(9)	(178)	-	-	-
Total, net	$6,176	$7,424	$9,663	$25,626	$25,621	$25,260

The following table is a reconciliation of life actuarial reserves, as of the dates indicated:

	December 31,
(in millions)	2023	2022
Life, accident and health annual statement:
Life Insurance, net	$10,241	$9,569
Accidental death benefits, net	1	1
Disability - active lives, net	17	14
Disability - disabled lives, net	53	52
Miscellaneous reserves, net	27	27
Subtotal	$10,339	$9,663
Separate accounts annual statement:
Life insurance[1]	$29,909	$25,570
Subtotal	$29,909	$25,570
Total life actuarial reserves, net	$40,248	$35,233
1	Life insurance account value, cash value and reserve include separate accounts with guarantees of $302 million and $310 million for universal life as of December 31, 2023 and 2022, respectively.

The total direct premium written by managing general agents and third-party administrators was $451 million, $415 million and $444 million as of December 31, 2023, 2022 and 2021, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2023		December 31, 2022
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$67,634	$-	$63,282	$-
Group annuities	15,453	-	13,743	-
Life insurance	30,082	-	25,688	-
Pension risk transfer group annuities	101	-	95	-
Total	$113,270	$-	$102,808	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2023	$78	$780
2022	$79	$722
2021	$12	$674
2020	$26	$631
2019	$58	$612

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts offered by the Company contain groups of variable universal life policies wherein the assets supporting account values on the underlying policies reside in Private Placement Separate Accounts. They provide a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value.

The Company has a separate account that holds group annuity contracts offered through the Company’s PRT business, wherein the Company provides guaranteed benefit payments to annuitants. The Company issues PRT business out of both the general and separate accounts, and within both, the assets and liabilities of this business are carried at amortized cost. The PRT separate account business has been included as a nonindexed guarantee less than or equal to 4%.

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a Private Placement Separate Account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account. The business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2023
Premiums, considerations or deposits	$88	$-	$6,181	$6,269
Reserves
For accounts with assets at:
Fair value	$1,781	$143	$109,609	$111,533
Amortized cost	401	-	-	401
Total reserves[1]	$2,182	$143	$109,609	$111,934
By withdrawal characteristics:
With market value adjustment	$1,779	$143	$-	$1,922
At fair value	-	-	109,522	109,522
At book value without market value adjustment and with current surrender charge less than 5%	304	-	6	310
Subtotal	$2,083	$143	$109,528	$111,754
Not subject to discretionary withdrawal	99	-	81	180
Total reserves[1]	$2,182	$143	$109,609	$111,934
1

The total reserves balance does not equal the liabilities related to separate accounts of $113.3 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.3 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2022
Premiums, considerations or deposits	$174	$-	$7,583	$7,757
Reserves
For accounts with assets at:
Fair value	$2,016	$145	$98,862	$101,023
Amortized cost	411	-	-	411
Total reserves[1]	$2,427	$145	$98,862	$101,434
By withdrawal characteristics:
With market value adjustment	$2,117	$145	$-	$2,262
At fair value	-	-	98,784	98,784
At book value without market value adjustment and with current surrender charge less than 5%	310	-	8	318
Subtotal	$2,427	$145	$98,792	$101,364
Not subject to discretionary withdrawal	-	-	70	70
Total reserves[1]	$2,427	$145	$98,862	$101,434
1

The total reserves balance does not equal the liabilities related to separate accounts of $102.8 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.4 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table is a reconciliation of net transfers from separate accounts, as of the dates indicated:

		December 31,
(in millions)	2023	2022	2021
Net transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$6,268	$7,757	$8,309
Transfers from separate accounts	(9,446)	(8,860)	(10,860)
Net transfers from separate accounts	$(3,178)	$(1,103)	$(2,551)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(889)	(606)	(552)
Fees not included in general account transfers	41	47	68
Other miscellaneous adjustments not included in the general account balance	284	27	33
Net transfers as reported in the statutory statements of operations	$(3,742)	$(1,635)	$(3,002)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

(5)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2023
Bonds:
U.S. Government	$173	$3	$-	$176
States, territories and possessions	609	10	44	575
Political subdivisions	371	11	21	361
Special revenues	2,994	57	248	2,803
Industrial and miscellaneous	31,796	311	2,206	29,901
Loan-backed and structured securities	7,924	38	304	7,658
Total bonds	$43,867	$430	$2,823	$41,474
Common stocks unaffiliated	$231	$-	$-	$231
Preferred stocks unaffiliated	47	-	1	46
Total unaffiliated stocks[1]	$278	$-	$1	$277
Total bonds and unaffiliated stocks[1]	$44,145	$430	$2,824	$41,751

December 31, 2022
Bonds:
U.S. Government	$1	$-	$-	$1
States, territories and possessions	561	7	55	513
Political subdivisions	380	9	28	361
Special revenues	3,035	36	362	2,709
Industrial and miscellaneous	29,529	118	3,115	26,532
Loan-backed and structured securities	6,702	30	438	6,294
Total bonds	$40,208	$200	$3,998	$36,410
Common stocks unaffiliated	$239	$-	$-	$239
Preferred stocks unaffiliated	30	1	-	31
Total unaffiliated stocks[1]	$269	$1	$-	$270
Total bonds and unaffiliated stocks[1]	$40,477	$201	$3,998	$36,680
1

Excludes affiliated common stocks with a carrying value of $3.4 billion as of December 31, 2023 and 2022, respectively. Affiliated common stocks include investment in NLAIC and JNL of $3.2 billion and $203 million as of December 31, 2023, respectively. Affiliated common stocks include investment in NLAIC and JNFC of $3.2 billion and $186 million as of December 31, 2022, respectively.

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was immaterial as of December 31, 2023 and 2022.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2023. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$1,325	$1,312
Due after one year through five years	10,189	9,936
Due after five years through ten years	10,242	9,646
Due after ten years	14,187	12,922
Total bonds excluding loan-backed and structured securities	$35,943	$33,816
Loan-backed and structured securities	7,924	7,658
Total bonds	$43,867	$41,474

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2023
Bonds:
U.S. Government	$79	$-	$1	$-	$80	$-
States, territories and possessions	30	-	373	44	403	44
Political subdivisions	51	-	148	21	199	21
Special revenues	45	1	1,934	247	1,979	248
Industrial and miscellaneous	1,093	43	21,615	2,266	22,708	2,309
Loan-backed and structured securities	485	2	4,671	303	5,156	305
Total bonds	$1,783	$46	$28,742	$2,881	$30,525	$2,927
Common stocks unaffiliated	$-	$-	$37	$5	$37	$5
Preferred stocks unaffiliated	3	-	6	-	9	-
Total unaffiliated stocks	$3	$-	$43	$5	$46	$5
Total bonds and unaffiliated stocks	$1,786	$46	$28,785	$2,886	$30,571	$2,932

December 31, 2022
Bonds:
U.S. Government	$1	$-	$-	$-	$1	$-
States, territories and possessions	352	49	23	6	375	55
Political subdivisions	157	27	-	-	157	27
Special revenues	1,935	332	55	22	1,990	354
Industrial and miscellaneous	21,261	2,526	2,604	739	23,865	3,265
Loan-backed and structured securities	3,800	263	2,079	177	5,879	440
Total bonds	$27,506	$3,197	$4,761	$944	$32,267	$4,141
Common stocks unaffiliated	$45	$11	$19	$6	$64	$17
Preferred stocks unaffiliated	20	2	3	1	23	3
Total unaffiliated stocks	$65	$13	$22	$7	$87	$20
Total bonds and unaffiliated stocks	$27,571	$3,210	$4,783	$951	$32,354	$4,161

As of December 31, 2023, management evaluated securities in an unrealized loss position for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be at maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell loan-backed and structured securities that have been identified as having other-than-temporary impairments for the years ended December 31, 2023 and 2022.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2023	2022
Total amortized cost	$9,146	$8,401
Valuation allowance:
Non-specific reserves[2]	$-	$37
Specific reserves	2	1
Total valuation allowance[1]	$2	$38
Mortgage loans, net of allowance	$9,144	$8,363

1	For the years ended December 31, 2023, 2022 and 2021, changes in the valuation allowance were immaterial and due to current period provisions.
2

Effective January 1, 2023, the Company changed its method for reserving for mortgage loans by removing the need for a non-specific reserve. In the Company’s judgment, the change in reserving approach appropriately reflects the credit risk inherent for mortgage loans held. The impact of the change was recorded as a reversal of the non-specific reserves, resulting in an increase to unassigned surplus of $4 million and recorded through ‘Other, net’ activity within the statutory statements of changes in capital and surplus. There was no impact on net income.

As of December 31, 2023 and 2022, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than or equal to 1.00	Total
December 31, 2023
Apartment	$3,831	$22	$3,853	$3,823	$29	$3,852
Industrial	1,842	-	1,842	1,842	-	1,842
Office	1,057	71	1,128	1,126	3	1,129
Retail	1,888	8	1,896	1,887	9	1,896
Other	256	-	256	216	40	256
Total[1]	$8,874	$101	$8,975	$8,894	$81	$8,975
Weighted average DSC ratio	2.20	1.33	2.19	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	56%	71%	57%

December 31, 2022
Apartment	$3,651	$22	$3,673	$3,632	$41	$3,673
Industrial	1,437	-	1,437	1,437	-	1,437
Office	1,223	3	1,226	1,214	12	1,226
Retail	1,815	8	1,823	1,794	29	1,823
Other	225	-	225	217	8	225
Total[1]	$8,351	$33	$8,384	$8,294	$90	$8,384
Weighted average DSC ratio	2.20	0.82	2.19	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	57%	81%	57%

1	Excludes $171 million and $17 million of commercial mortgage loans that were under development as of December 31, 2023 and 2022, respectively.

As of December 31, 2023 and 2022, the Company has a diversified mortgage loan portfolio with no more than 23% in a geographic region in the U.S. and no more than 1% with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2023 were 9.2% and 4.8%, respectively, and for those originated or acquired during 2022 were 11.0% and 2.9%, respectively. As of December 31, 2023 and 2022, the maximum LTV ratio of any one loan at the time of loan origination was 78% and 80%, respectively. As of December 31, 2023 and 2022, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or any amounts advanced and not included in the mortgage loan portfolio.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Securities Lending

The fair value of loaned securities was $922 million and $611 million as of December 31, 2023 and 2022, respectively. The Company held $359 million and $232 million of cash collateral on securities lending as of December 31, 2023 and 2022, respectively. The carrying value and fair value of reinvested collateral assets were $359 million and $232 million and had a contractual maturity of under 30 days as of December 31, 2023 and 2022, respectively. The fair value of bonds acquired with reinvested collateral assets was $366 million and $236 million as of December 31, 2023 and 2022, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $584 million and $394 million of non-cash collateral on securities lending as of December 31, 2023 and 2022, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in millions)	2023	2022	2021
Bonds	$1,917	$1,511	$1,417
Mortgage loans	357	334	358
Other invested assets	868	196	499
Policy loans	43	42	43
Derivative instruments[1]	24	19	31
Other	62	44	12
Gross investment income	$3,271	$2,146	$2,360
Investment expenses	(135)	(127)	(129)
Net investment income	$3,136	$2,019	$2,231

1	Includes net investment income applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

The amount of investment income due and accrued that was nonadmitted as of December 31, 2023 and 2022 was immaterial. Investment income due and accrued as of December 31, 2023 and 2022 that was admitted was $965 million and $585 million, respectively.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in millions)	2023	2022	2021
Gross gains on sales	$31	$31	$106
Gross losses on sales	(68)	(149)	(32)
Net realized (losses) gains on sales	$(37)	$(118)	$74
Net realized derivative (losses) gains	(378)	284	(679)
Other-than-temporary impairments	(21)	(26)	(4)
Total net realized (losses) gains	$(436)	$140	$(609)
Tax (benefit) expense on net (losses) gains	(4)	3	59
Net realized capital (losses) gains, net of tax	$(432)	$137	$(668)
Less: Realized (losses) gains transferred to the IMR	(30)	(103)	15
Net realized capital (losses) gains, net of tax and transfers to the IMR	$(402)	$240	$(683)

For the year ended December 31, 2023, gross realized gains and gross realized losses on sales of bonds were $25 million and $64 million, respectively. For the year ended December 31, 2022, gross realized gains and gross realized losses on sales of bonds were $7 million and $145 million, respectively. For the year ended December 31, 2021, gross realized gains and gross realized losses on sales of bonds were $80 million and $31 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2023, 2022 and 2021.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $1.0 billion and $894 million as of December 31, 2023 and 2022, respectively. As of December 31, 2023 and 2022, there were $99 million and $207 million of commitments to purchase private placement bonds, respectively. There were $490 million and $291 million of outstanding commitments to fund mortgage loans as of December 31, 2023 and 2022, respectively.

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including futures and options.

Indexed crediting risk management. The Company issues a variety of insurance and annuity products with indexed crediting features that expose the Company to risks related to the performance of an underlying index. To mitigate these risks, the Company enters into a variety of derivatives including index options, total return swaps and futures. The underlying indices can have exposure to equites, commodities and fixed income securities.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2023 and 2022, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the fair value, carrying value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net Carrying Value	Fair value asset	Fair value liability	Average fair value
December 31, 2023
Interest rate swaps	$2,410	$-	$-	$-	$-
Options	137	1	7	-	-
Cross currency swaps	1,621	94	120	(22)	1
Futures	2,925	-	-	-	-
Total derivatives¹	$7,093	$95	$127	$(22)	$1

December 31, 2022
Interest rate swaps	$-	$-	$-	$-	$-
Options	96	1	2	-	-
Cross currency swaps	1,498	135	174	(9)	2
Futures	3,316	-	-	-	-
Total derivatives¹	$4,910	$136	$176	$(9)	$2
1	Fair value balance excludes immaterial accrued interest on derivative assets for December 31, 2023 and 2022.

The Company received $253 million and $178 million of cash collateral and held $49 million and $20 million of securities off-balance sheet as collateral for derivative assets as of December 31, 2023 and 2022, respectively. Cash and securities pledged for derivative liabilities were immaterial as of December 31, 2023 and 2022. The impact of netting as a result of master netting agreements reduced the fair value of derivative assets and liabilities by $20 million and $8 million as of December 31, 2023 and 2022, respectively. As a result, the Company’s uncollateralized position for derivatives instruments was immaterial in each respective period. In addition, the Company posted initial margin on derivative instruments of $256 million and $236 million as of December 31, 2023 and 2022, respectively.

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized (losses) gains recorded in operations			Unrealized (losses) gains recorded in capital and surplus
	December 31,			December 31,
(in millions)	2023	2022	2021	2023	2022	2021
Cross currency swaps	$-	$1	$1	$(43)	$103	$69
Futures	(378)	283	(680)	(173)	124	27
Total	$(378)	$284	$(679)	$(216)	$227	$96

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2023:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$7	$-	$-	$7
Common stocks unaffiliated	67	164	-	-	231
Preferred stocks unaffiliated	-	39	7	-	46
Separate account assets	104,555	1,637	51	6,430	112,673
Assets at fair value	$104,622	$1,847	$58	$6,430	$112,957

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2023:

(in millions)	Preferred stocks unaffiliated	Separate account assets	Assets at fair value
Balance as of December 31, 2022	$6	$55	$61
Net gains (losses):
In surplus	1	(1)	-
Purchases	3	-	3
Sales	(3)	(3)	(6)
Balance as of December 31, 2023	$7	$51	$58

The following table summarizes assets and liabilities held at fair value as of December 31, 2022:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$11	$-	$-	$11
Common stocks unaffiliated	77	162	-	-	239
Preferred stocks unaffiliated	-	25	6	-	31
Separate account assets	97,015	1,795	55	3,552	102,417
Assets at fair value	$97,092	$1,993	$61	$3,552	$102,698

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2022:

(in millions)	Bonds[1]	Preferred stocks unaffiliated	Separate account assets	Assets at fair value
Balance as of December 31, 2021	$1	$6	$49	$56
Net gains (losses):
In surplus	-	-	24	24
Purchases	-	2	-	2
Sales	-	(2)	(18)	(20)
Transfers out of Level 3	(1)	-	-	(1)
Balance as of December 31, 2022	$-	$6	$55	61
1	Bonds transfer out of Level 3 during the year ended December 31, 2022, result from the application of the lower of amortized cost or fair value rules based on NAIC rating.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value
(in millions)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2023
Assets:
Bonds	$175	$35,293	$5,999	$41,467	$43,860
Mortgage loans, net of allowance	-	-	8,047	8,047	9,144
Policy loans	-	-	969	969	969
Derivative assets	-	120	7	127	113
Cash, cash equivalents and short-term investments	(52)	1,607	-	1,555	1,555
Securities lending collateral assets	359	-	-	359	359
Separate account assets	5	411	157	573	597
Total assets	$487	$37,431	$15,179	$53,097	$56,597
Liabilities:
Investment contracts	$-	$-	$3,265	$3,265	$3,242
Derivative liabilities	-	22	-	22	17
Total liabilities	$-	$22	$3,265	$3,287	$3,259

December 31, 2022
Assets:
Bonds	$1	$32,048	$4,350	$36,399	$40,197
Mortgage loans, net of allowance	-	-	7,351	7,351	8,363
Policy loans	-	-	933	933	933
Derivative assets	-	174	2	176	143
Cash, cash equivalents and short-term investments	613	1,008	-	1,621	1,621
Securities lending collateral assets	232	-	-	232	232
Separate account assets	4	311	41	356	391
Total assets	$850	$33,541	$12,677	$47,068	$51,880
Liabilities:
Investment contracts	$-	$-	$3,158	$3,158	$3,148
Derivative liabilities	-	9	-	9	7
Total liabilities	$-	$9	$3,158	$3,167	$3,155

Mortgage loans, net of allowance. The fair values of mortgage loans are primarily estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable-rate contracts approximates their carrying value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

(8)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2023
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$953	$21	$974
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$953	$21	$974
Less: Deferred tax assets nonadmitted	(222)	-	(222)
Net admitted deferred tax assets	$731	$21	$752
Less: Deferred tax liabilities	(105)	(15)	(120)
Net admitted deferred tax assets	$626	$6	$632

	December 31, 2022
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$820	$32	$852
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$820	$32	$852
Less: Deferred tax assets nonadmitted	(96)	(7)	(103)
Net admitted deferred tax assets	$724	$25	$749
Less: Deferred tax liabilities	(147)	(13)	(160)
Net admitted deferred tax assets	$577	$12	$589

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2023	2022	Change
Adjusted gross deferred tax assets	$974	$852	$122
Total deferred tax liabilities	(120)	(160)	40
Net deferred tax assets	$854	$692	$162
Less: Tax effect of unrealized gains and losses			37
Less: Tax effect of change in accounting principle			(8)
Less: Merger adjustment			1
Change in deferred income tax			$132

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2023
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$3	$3
Adjusted gross deferred tax assets expected to be realized[1]	623	6	629
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	108	12	120
Admitted deferred tax assets	$731	$21	$752

	December 31, 2022
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$8	$8
Adjusted gross deferred tax assets expected to be realized[1]	577	4	581
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	147	13	160
Admitted deferred tax assets	$724	$25	$749
1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2023 and 2022, the threshold limitation for adjusted capital and surplus was $1.6 billion and $1.4 billion, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $10.5 billion and $9.5 billion as of December 31, 2023 and 2022, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,062% and 1,071% as of December 31, 2023 and 2022, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2023
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	7.19%	0.00%	7.19%

	December 31, 2022
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	25.51%	0.00%	25.51%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2023 and 2022.

There are no temporary differences for which deferred tax liabilities are not recognized for the years ended December 31, 2023 and 2022.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in millions)	2023	2022	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$231	$132	$99
Investments	110	89	21
Deferred acquisition costs	297	260	37
Tax credit carry-forward	259	294	(35)
Other	56	45	11
Subtotal	$953	$820	$133
Nonadmitted	(222)	(96)	(126)
Admitted ordinary deferred tax assets	$731	$724	$7
Capital:
Investments	21	32	(11)
Subtotal	$21	$32	$(11)
Nonadmitted	-	(7)	7
Admitted capital deferred tax assets	$21	$25	$(4)
Admitted deferred tax assets	$752	$749	$3
Deferred tax liabilities
Ordinary:
Investments	$(68)	$(100)	$32
Future policy benefits and claims	(22)	(32)	10
Other	(15)	(15)	-
Subtotal	$(105)	$(147)	$42
Capital:
Investments	(15)	(13)	(2)
Subtotal	$(15)	$(13)	$(2)
Deferred tax liabilities	$(120)	$(160)	$40
Net deferred tax assets	$632	$589	$43

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2023 and 2022.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income (loss) before tax as follows, for the years ended:

	December 31,
(in millions)	2023	2022	2021
Current income tax expense	$104	$103	$50
Change in deferred income tax (without tax on unrealized gains and losses)	(132)	(28)	(50)
Total income tax (benefit) expense reported	$(28)	$75	$-
Income before income and capital gains taxes	$1,053	$1,077	$861
Federal statutory tax rate	21%	21%	21%
Expected income tax expense at statutory tax rate	$221	$226	$181
(Decrease) increase in actual tax reported resulting from:
Dividends received deduction	(211)	(80)	(137)
Tax credits	(45)	(58)	(47)
Other	7	(13)	3
Total income tax (benefit) expense reported	$(28)	$75	$-

The Company incurred $11 million in federal income tax expense in 2021, which is available for recoupment in the event of future net losses.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2023:

(in millions)	Amount	Origination	Expiration
Operating loss carryforwards	$2	2017	2032
Business credits	$32	2016	2036
Business credits	$62	2017	2037
Business credits	$30	2018	2038
Business credits	$27	2019	2039
Business credits	$29	2020	2040
Business credits	$28	2021	2041
Business credits	$27	2022	2042
Business credits	$24	2023	2043

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company

AGMC Reinsurance, Ltd

Allied Insurance Company of America

Allied Property & Casualty Insurance Company

Allied Texas Agency, Inc.

AMCO Insurance Company

American Marine Underwriters

Crestbrook Insurance Company

Depositors Insurance Company

DVM Insurance Agency, Inc.

Eagle Captive Reinsurance, LLC

Freedom Specialty Insurance Company

Harleysville Insurance Company of New York

Harleysville Insurance Company

Harleysville Insurance Company of New Jersey

Harleysville Lake States Insurance Company

Harleysville Preferred Insurance Company

Harleysville Worcester Insurance Company

Jefferson National Financial Corporation

Jefferson National Life Insurance Company

Jefferson National Life Insurance Company of New York

Lone Star General Agency, Inc.

National Casualty Company

Nationwide Advantage Mortgage Company

Nationwide Affinity Insurance Company of America

Nationwide Agent Risk Purchasing Group. Inc.

Nationwide Agribusiness Insurance Company

Nationwide Assurance Company

Nationwide Cash Management Company

Nationwide Corporation

Nationwide Financial Assignment Company

Nationwide Financial General Agency, Inc.

Nationwide Financial Services, Inc.

Nationwide General Insurance Company

Nationwide Indemnity Company

Nationwide Insurance Company of America

Nationwide Insurance Company of Florida

Nationwide Investment Services Corporation

Nationwide Life and Annuity Insurance Company

Nationwide Life Insurance Company

Nationwide Lloyds

Nationwide Property & Casualty Ins. Company

Nationwide Retirement Solutions, Inc.

Nationwide Sales Solutions, Inc.

Nationwide Trust Company, FSB

NBS Insurance Agency, Inc.

NFS Distributors, Inc.

Registered Investment Advisors Services, Inc.

Retention Alternatives, Ltd.

Retention Alternatives Ltd. In Respect of Cell No. 1

Segregated Account

Scottsdale Indemnity Company

Scottsdale Insurance Company

Scottsdale Surplus Lines Insurance Company

Titan Insurance Company

Titan Insurance Services, Inc.

Veterinary Pet Insurance Company

Victoria Fire & Casualty Company

Victoria Select Insurance Company

VPI Services, Inc.

The method of allocation of regular tax among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return. Effective January 1, 2023, the Company revised its tax sharing agreement to address corporate alternative minimum tax (“CAMT”). If the consolidated federal income tax return group is an Applicable Corporation and has a CAMT liability, all members of the group will be treated as Applicable Corporations subject to CAMT. CAMT is paid by affiliates based on the ratio of the subsidiary’s CAMT liability to the total CAMT liabilities of all subsidiaries.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2023 and 2022.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

In August 2022, the Inflation Reduction Act of 2022 (“Act”) was passed by the U.S. Congress and signed into law. The Act includes a new Federal CAMT, effective in 2023, that is based on the adjusted financial statement income (“AFSI”) set forth on the applicable financial statement (“AFS”) of an applicable corporation. A corporation is an applicable corporation if its rolling average pre-tax AFSI over three prior years (starting with 2020-2022) is greater than $1.0 billion. For a group of related entities, the $1.0 billion threshold is determined on a group basis, and the group’s AFS is generally treated as the AFS for all separate taxpayers in the group. Except under limited circumstances, once a corporation is an applicable corporation, it is an applicable corporation in all future years.

An applicable corporation is not automatically subject to a CAMT liability. The corporation’s tentative CAMT liability is equal to 15% of its adjusted AFSI, and CAMT is payable to the extent the tentative CAMT liability exceeds regular corporate income tax. However, any CAMT paid would be indefinitely available as a credit carryover that could reduce future regular tax in excess of CAMT.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Reporting entities that reasonably expect to be applicable corporations for the current reporting period are considered applicable reporting entities. The Company comprises a controlled group of corporations and has determined that it likely will be an applicable corporation, and therefore an appliable reporting entity, in 2023. In making such determination, the group has made certain interpretations of, and assumptions regarding, the CAMT provisions of the Act. The Company does not consider its CAMT status when evaluating its deferred tax assets under the regular tax system. The U.S. Treasury Department is expected to issue guidance throughout 2024 that may differ from the group’s interpretations and assumptions and that could alter the group’s determination.

The reporting entity has made an accounting policy election to disregard CAMT when evaluating the need for a valuation allowance for its non-CAMT deferred tax assets.

For the years ended December 31, 2023 and 2022, the Act did not impact the Company’s total tax.

(9)	Short-Term Debt and FHLB Funding Agreements

Short-Term Debt

The Company is a party to a $750 million revolving variable rate credit facility agreement. The Company had no amounts outstanding under the facility as of December 31, 2023 and 2022.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to Effective Federal Funds Rate plus 0.18%. The Company had no amounts outstanding under this agreement as of December 31, 2023 and 2022.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2023 and 2022.

The amount of interest paid on short-term debt was immaterial in 2023, 2022 and 2021.

FHLB Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 50% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $6.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. FHLB membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $20 million in membership stock as of December 31, 2023 and 2022. As part of the agreement, the Company purchased and held an additional $144 million and $139 million in activity stock and an immaterial amount in excess stock as of December 31, 2023 and 2022, respectively, which is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $3.3 billion and $3.1 billion as of December 31, 2023 and 2022, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus.

The Company has agreements with the FHLB to provide financing for operations. These agreements, which were renewed in February 2024 and expire January 2025, allow the Company access to borrow up to $1.1 billion. As of December 31, 2023 and 2022, the Company had no amounts outstanding under these agreements.

Bonds and mortgage loans with a carrying value of $5.3 billion (3.0% of total admitted assets) as of December 31, 2023 and $4.6 billion (2.8% of total admitted assets) as of December 31, 2022 were pledged as collateral under FHLB agreements and are included in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

(10)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)
Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/or principal paid	Unapproved interest and/or principal	Date of maturity
December 31, 2023
12/19/2001	7.50%	$300	$300	$23	$495	$-	12/31/2031
6/27/2002	8.15%	300	300	24	521	-	6/27/2032
12/23/2003	6.75%	100	100	7	132	-	12/23/2033
12/20/2019	4.21%	400	400	16	67	-	12/19/2059
Total		$1,100	$1,100	$70	$1,215	$-

December 31, 2022
12/19/2001	7.50%	$300	$300	$22	$472	$-	12/31/2031
6/27/2002	8.15%	300	300	24	497	-	6/27/2032
12/23/2003	6.75%	100	100	6	125	-	12/23/2033
12/20/2019	4.21%	400	400	17	51	-	12/19/2059
Total		$1,100	$1,100	$69	$1,145	$-

The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

(11)	Reinsurance

The Company has 100% coinsurance agreements with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts and certain fixed indexed annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC. Amounts ceded to Eagle during 2023, 2022 and 2021 included premiums of $635 million, $637 million and $607 million, respectively, benefits and claims, net of third-party reinsurance recoveries, of $73 million, $75 million, and $8 million respectively, net investment earnings on funds withheld assets of $55 million, $52 million and $40 million, respectively, and an expense allowance for third-party reinsurance premiums of $1 million, $2 million and $1 million, respectively. As of December 31, 2023 and 2022, the carrying value of the funds withheld assets recorded within funds held under coinsurance was $1.3 billion and $1.6 billion, respectively, which consists of bonds and cash equivalents that had a carrying value of $1.2 billion and $1.5 million, respectively, and mortgage loans that had a carrying value of $73 million and $95 million, respectively. As of December 31, 2023 and 2022, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreements was $91 million and $253 million, respectively. Amounts payable to Eagle related to the reinsurance agreements were $377 million and $424 million as of December 31, 2023 and 2022, respectively.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $307 million, $287 million and $281 million for the years ended December 31, 2023, 2022 and 2021, respectively, while benefits, claims and expenses ceded were $301 million, $267 million and $257 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statements of operations for 2023, 2022 and 2021 and include considerations of $46 million, $10 million and $10 million, respectively, net investment income of $31 million, $35 million and $42 million, respectively, and benefits, claims and other expenses of $186 million, $161 million and $147 million, respectively. The reserve adjustment for 2023, 2022 and 2021 of $(153) million, $(161) million and $(151) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves under this agreement totaled $737 million and $859 million as of December 31, 2023 and 2022, respectively, and amounts payable related to this agreement were $6 million and $14 million as of December 31, 2023 and 2022, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $34 million and $33 million as of December 31, 2023 and 2022, respectively. Total premiums assumed under this treaty were $12 million, $12 million and $12 million during 2023, 2022 and 2021, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $154 million and $156 million as of December 31, 2023 and 2022, respectively.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unrelated reinsurers. Total reserve credits taken as of December 31, 2023 and 2022 were $278 million and $345 million, respectively. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder.

(12)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include, but are not limited to, annuity and life insurance contracts, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies in conformity with NAIC statutory accounting principles. In addition, the Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Affiliate receivables and payables are the result of cost sharing and intercompany service agreements between the Company and its affiliates in which settlement has not yet occurred. Affiliate receivables are presented net of affiliate payables when the Company has the right to offset. The gross amounts due from affiliates were $19 million and $226 million as of December 31, 2023 and 2022, respectively, and are included in other assets in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. The gross amounts due to affiliates were $133 million and $177 million as of December 31, 2023 and 2022, respectively, and are included in other liabilities in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. These arrangements are subject to written agreements which require that intercompany balances be settled within a certain time period, generally 30 to 60 days.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provided data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. As of January 1, 2022 NSC merged into NNOV8, LLC, a subsidiary of NMIC, and all services going forward were provided by NMIC. For the years ended December 31, 2023 and 2022, the Company was allocated costs from NMIC totaling $245 million and $285 million, respectively. For the year ended December 31, 2021, the Company was allocated costs from NMIC and NSC totaling $288 million.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.4 billion and $3.7 billion as of December 31, 2023 and 2022, respectively. Total revenues from these contracts were $125 million, $127 million and $121 million for the years ended December 31, 2023, 2022 and 2021, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $84 million, $87 million and $113 million for the years ended December 31, 2023, 2022 and 2021, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The amount the Company earned for the years ended December 31, 2023, 2022 and 2021 were immaterial.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2023 and 2022, customer allocations to NFG funds totaled $63.9 billion and $63.0 billion, respectively. For the years ended December 31, 2023, 2022 and 2021, NFG paid the Company $234 million, $242 million and $265 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $1.3 billion and $1.0 billion as of December 31, 2023 and 2022, respectively. As of December 31, 2023 and 2022, amounts on deposit with NCMC were comprised of $1.0 billion and $883 million, respectively, of cash equivalents, with remaining amounts in short-term investments.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2023, 2022 and 2021 was $63 million, $112 million and $74 million, respectively.

The Company provides commercial mortgage loans to subsidiaries of Nationwide Realty Investors, LTD, a subsidiary of NMIC with interest rates ranging from 3.62% to 4.90% and maturity dates ranging from January 2031 to July 2041. As of December 31, 2023 and 2022, the Company had $304 million and $338 million, respectively, outstanding under these arrangements.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2023 and 2022, the Company had no outstanding borrowings from affiliated entities under such agreements. The amounts the Company incurred for interest expense on intercompany repurchase agreements during 2023, 2022 and 2021 were immaterial.

During 2023, the Company received capital contributions of $135 million from NFS. During 2024, the Company received an additional capital contribution of $30 million from NFS. During 2022, the Company received capital contributions of $310 million from NFS.

During 2023, there were no capital contributions paid to NLAIC by the Company. During 2024, the Company has paid capital contributions to NLAIC of $100 million as of the subsequent event date. During 2022 and 2021, the Company paid capital contributions of $800 million and $400 million, respectively, to NLAIC. In addition, the Company contributed $60 million to NLAIC in connection with the January 1, 2022 merger of HLIC.

The Company has a replacement unsecured promissory note and revolving line of credit agreement with JNLNY whereby JNLNY can borrow up to $5 million. No amounts have been drawn on the note as of December 31, 2023 or through the subsequent event date.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNL with the minimum capital and surplus required by each state in which NLAIC and JNL does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNL or provide any creditor of NLAIC or JNL with recourse to or against any of the assets of the Company.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end. During 2023 and 2022, the Company made surplus contributions to Eagle. On September 29, 2023, the Company made a surplus contribution to Eagle of $10 million. On June 30, 2022 and July 19, 2022, the Company made surplus contributions to Eagle of $225 million and $1 million, respectively. During 2023 and 2022 Eagle declared distributions to the Company based on their earned surplus position. On February 9, 2024, the Company received a total distribution of $421 million that was declared on December 29, 2023 and consisted of a return of contributed surplus of $10 million and a dividend of $411 million. The return of contributed surplus receivable was recorded in other invested assets and the dividend receivable was recorded in investment income due and accrued as of December 31, 2023. On August 10, 2023, the Company received a dividend distribution of $205 million that was declared on June 30, 2023. On May 9, 2023, the Company received a dividend distribution of $204 million that was declared on March 31, 2023. On February 10, 2023, the Company received a total distribution of $332 million that was declared on December 30, 2022 and consisted of a return of contributed surplus of $221 million and a dividend of $111 million. The return of contributed surplus receivable was recorded in other invested assets and the dividend receivable was recorded in investment income due and accrued as of December 31, 2022. On November 10, 2022, the Company received a return of contributed surplus distribution of $5 million that was declared on September 30, 2022. On May 10, 2022, the Company received a dividend distribution of $19 million that was declared on March 31, 2022. On February 10, 2022, the Company received a dividend distribution of $168 million that was declared on December 31, 2021.

On December 22, 2021, the Company and NLAIC entered into a short-term loan where NLAIC borrowed $80 million from the Company. NLAIC repaid the short-term loan in full on January 4, 2022.

In March 2022, the Company executed a $850 million unsecured promissory note and revolving line of credit agreement with Nationwide SBL, LLC (“NWSBL”), an affiliate, at an interest rate of 1-month LIBOR plus 1.25% with a maturity date of March 1, 2023. As of December 31, 2022 NWSBL had outstanding borrowings of $168 million. During 2023, additional draws increased the outstanding balance to $198 million when, on March 1, 2023, the outstanding balance was repaid and a replacement agreement was entered into at an interest rate of 1-month SOFR plus 0.9% and a maturity date of February 28, 2024. As of December 31, 2023, NWSBL had outstanding borrowings of $328 million. During 2024, additional draws increased the outstanding balance to $363 million when, on February 28, 2024, the outstanding balance was repaid and a replacement agreement was entered into at an interest rate of 1-month SOFR plus 0.9% and a maturity date of February 27, 2025 with an initial draw of $363 million. Subsequently, additional draws have increased the outstanding balance to $381 million as of the subsequent event date.

During 2022, the Company and NMIC entered into unsecured promissory note agreements. On August 11, 2022, NMIC borrowed $50 million from the Company and subsequently repaid the note in full on August 15, 2022. On September 8, 2022, NMIC borrowed $150 million from the Company and subsequently repaid the note in full on September 15, 2022.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $251 million and $140 million as of December 31, 2023 and 2022, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

(13)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force were immaterial as of December 31, 2023 and 2022.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(14)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of surplus as regards policyholders as of the prior December 31 or (ii) the net income of the insurer as of the prior year. No dividends were paid by the Company to NFS for the years ended December 31, 2023 and 2022. In March 2021, the Company paid an ordinary dividend of $550 million to NFS. The Company’s surplus as regards policyholders as of December 31, 2023, was $11.2 billion and statutory net income for 2023 was $949 million. As of January 1, 2024, the Company has the ability to pay dividends to NFS totaling $1.1 billion without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned capital and surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I  Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2023:

(in millions)	Column A	Column B	Column C	Column D
	Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
	Bonds:
	U.S. Treasury securities and obligations of U.S. government corporations	$173	$175	$173
	U.S. government and agencies	104	105	104
	Obligations of states and political subdivisions	3,576	3,361	3,576
	Foreign governments	342	321	342
	Public utilities	4,758	4,410	4,736
	All other corporate, mortgage-backed and asset-backed securities	35,011	33,102	34,936
	Total fixed maturity securities	$43,964	$41,474	$43,867
	Equity securities:
	Common Stocks:
	Banks, trust and insurance companies	65	67	67
	Industrial, miscellaneous and all other	164	164	164
	Nonredeemable preferred stocks	42	46	46
	Total equity securities[1]	$271	$277	$277
	Mortgage loans[2]	9,146		9,144
	Short-term investments	1,555		1,555
	Policy loans	970		969
	Other long-term investments[3]	2,346		2,346
	Total invested assets	$58,252		$58,158
1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $3.4 billion are excluded.
2	Difference from Column B is attributable to valuation allowances on mortgage loans (see Note 5 to the audited statutory financial statements).
3

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $324 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III Supplementary Insurance Information

As of December 31, 2023, 2022 and 2021 and for each of the years then ended (in millions):

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[2]	Other policy claims and benefits payable[2]	Premium revenue
2023
Life Insurance		$5,428			$412
Annuities		15,213			7,368
Retirement Solutions		20,351			4,150
Corporate Solutions and Other		8,381			2,740
Total		$49,373			$14,670
2022
Life Insurance		$5,353			$415
Annuities		10,635			5,758
Retirement Solutions		21,824			5,097
Corporate Solutions and Other		7,670			3,265
Total		$45,482			$14,535
2021
Life Insurance		$5,306			$425
Annuities		8,026			6,512
Retirement Solutions		22,446			4,551
Corporate Solutions and Other		6,721			1,176
Total		$42,499			$12,664

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[3]	Benefits, claims, losses and settlement expenses[4]	Amortization of deferred policy acquisition costs[1]	Other operating expenses	Premiums written
2023
Life Insurance	$276	$757		$101
Annuities	613	13,619		158
Retirement Solutions	835	5,610		214
Corporate Solutions and Other	1,412	1,943		203
Total	$3,136	$21,929		$676
2022
Life Insurance	$261	$730		$105
Annuities	346	10,871		136
Retirement Solutions	860	6,178		120
Corporate Solutions and Other	552	1,519		174
Total	$2,019	$19,298		$535
2021
Life Insurance	$254	$311		$107
Annuities	337	9,411		41
Retirement Solutions	861	6,973		122
Corporate Solutions and Other	779	1,304		169
Total	$2,231	$17,999		$439
1	Deferred policy acquisition costs and amortization of deferred policy acquisition costs are not applicable for statutory basis of accounting.
2	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
3

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

4	Benefits to policyholders and beneficiaries, increase in reserves for future policy benefits and claims and commissions are included in Column H amounts.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV  Reinsurance

As of December 31, 2023, 2022 and 2021 and each of the years then ended:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount
2023
Life insurance in force	$147,725	$(26,722)	$579	$121,582
Premiums:
Life Insurance	$2,931	$(143)	$12	$2,800
Accident and health insurance	457	(465)	9	-
Total	$3,388	$(608)	$21	$2,800

2022
Life insurance in force	$145,173	$(29,598)	$605	$116,180
Premiums:
Life Insurance	$3,473	$(144)	$12	$3,341
Accident and health insurance	425	(424)	-	1
Total	$3,898	$(568)	$12	$3,342

2021
Life insurance in force	$144,115	$(29,120)	$653	$115,648
Premiums:
Life Insurance	$1,624	$(140)	$12	$1,496
Accident and health insurance	445	(444)	-	1
Total	$2,069	$(584)	$12	$1,497

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V  Valuation and Qualifying Accounts

Years ended December 31, 2023, 2022 and 2021:

(in millions)
Column A	Column B	Column C	Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Deductions[1]	Balance at end of period
2023
Valuation allowances - mortgage loans[2]	$1	$1	$-	$2

2022
Valuation allowances - mortgage loans	$43	$(5)	$-	$38

2021
Valuation allowances - mortgage loans	$48	$(4)	$(1)	$43
1	Amounts generally represent recoveries, payoffs and sales.

2	Effective January 1, 2023, the Company changed its method for reserving for mortgage loans. Refer to Note 5 for further discussion and the resulting impacts of the change.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.